                                                              File Nos. 33-86664
                                                                        811-8872


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         Post-Effective Amendment No. 17

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                Amendment No. 34

                            SEPARATE ACCOUNT VA-P OF
                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
                           (Exact Name of Registrant)

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
                               (Name of Depositor)
                               440 Lincoln Street
                               Worcester MA 01653
              (Address of Depositor's Principal Executive Offices)
                                 (508) 855-1000
               (Depositor's Telephone Number, including Area Code)

                          Charles F. Cronin, Secretary
                First Allmerica Financial Life Insurance Company
                               440 Lincoln Street
                               Worcester MA 01653
               (Name and Address of Agent for Service of Process)

          It is proposed that this filing will become effective:

          immediately upon filing pursuant to Paragraph (b) of Rule 485
-----
  X       on May 1, 2003 pursuant to Paragraph (b) of Rule 485
-----
          60 days after filing pursuant to Paragraph (a) (1) of Rule 485
-----
          on (date) pursuant to Paragraph (a) (1) of Rule 485
-----
          this post-effective amendment designates a new effective date for a previously filed post-effective amendment
-----

                           VARIABLE ANNUITY CONTRACTS

Pursuant to Reg. Section 270.24f-2 of the Investment Company Act of 1940 ("the 1940 Act"), Registrant has registered an indefinite amount of its securities under the Securities Act of 1933 ("the 1933 Act"). The Rule 24f-2 Notice for the issuer's fiscal year ended December 31, 2002 was filed on or before March 30, 2003.

             CROSS REFERENCE SHEET SHOWING LOCATION IN PROSPECTUS OF
                          ITEMS CALLED FOR BY FORM N-4


FORM N-4 ITEM NO.   CAPTION IN PROSPECTUS

1                   Cover Page

2                   Special Terms

3                   Summary of Contract Features; Summary of Fees and Expenses

4                   Condensed Financial Information; Performance Information

5                   Description of the Companies, the Variable Accounts and the
                         Underlying Investment Companies

6                   Charges and Deductions

7                   Description of the Contract

8                   Electing the Form of Annuity and the Annuity Date;
                    Description of Variable Annuity Payout Options; Annuity Benefit Payments

9                   Death Benefit

10                  Payments; Computation of Values; Distribution

11 Surrender; Withdrawals; Charges for Surrender and Withdrawal; Withdrawal Without Surrender Charge; Texas Optional Retirement Program

12                  Federal Tax Considerations

13                  Legal Matters

14                  Statement of Additional Information-Table of Contents


FORM N-4 ITEM NO.   CAPTION IN STATEMENT OF ADDITIONAL INFORMATION

15                  Cover Page

16                  Table of Contents

17                  General Information and History

18                  Services

19                  Underwriters

FORM N-4 ITEM NO.   CAPTION IN STATEMENT OF ADDITIONAL INFORMATION (CONT'D)

20                  Underwriters

21                  Performance Information

22                  Annuity Benefit Payments

23                  Financial Statements

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
                            WORCESTER, MASSACHUSETTS


This Prospectus provides important information about the Pioneer Vision 2 variable annuity contracts issued by Allmerica Financial Life Insurance and Annuity Company (in all jurisdictions except Hawaii and New York) and First Allmerica Financial Life Insurance Company in New York and Hawaii. The contract is a flexible payment tax-deferred combination variable and fixed annuity offered on both a group and individual basis. This Prospectus also includes important information about the Pioneer Vision contract. See Appendix D. AS OF THE DATE OF THIS PROSPECTUS, THE COMPANY HAS EFFECTIVELY CEASED ISSUING NEW CONTRACTS EXCEPT IN CONNECTION WITH CERTAIN PREEXISTING CONTRACTUAL PLANS AND PROGRAMS.


PLEASE READ THIS PROSPECTUS CAREFULLY BEFORE INVESTING AND KEEP IT FOR FUTURE REFERENCE. ANNUITIES INVOLVE RISKS INCLUDING POSSIBLE LOSS OF PRINCIPAL.


A Statement of Additional Information dated May 1, 2003 containing more information about this annuity is on file with the Securities and Exchange Commission and is incorporated by reference into this Prospectus. A copy may be obtained free of charge by completing the attached request card or by calling Annuity Client Services at 1-800-688-9915. The Table of Contents of the Statement of Additional Information is listed on page 3 of this Prospectus. This Prospectus and the Statement of Additional Information can also be obtained from the Securities and Exchange Commission's website (http://www.sec.gov).


The Variable Account, known as Separate Account VA-P is subdivided into Sub-Accounts. Each Sub-Account offered as an investment option under this contract invests exclusively in shares of one of the following portfolios:


PIONEER VARIABLE CONTRACTS TRUST                 AIM VARIABLE INSURANCE FUNDS (SERIES I SHARES)
Pioneer America Income VCT Portfolio             AIM V.I. Aggressive Growth Fund
Pioneer Balanced VCT Portfolio                   AIM V.I. Capital Appreciation Fund
Pioneer Emerging Markets VCT Portfolio
Pioneer Equity Income VCT Portfolio              ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND,
Pioneer Europe VCT Portfolio                     INC. (CLASS B)
Pioneer Fund VCT Portfolio                       AllianceBernstein Premier Growth Portfolio
Pioneer Growth Shares VCT Portfolio              AllianceBernstein Technology Portfolio
Pioneer High Yield VCT Portfolio
Pioneer International Value VCT Portfolio        DELAWARE VIP TRUST (SERVICE CLASS)
Pioneer Mid Cap Value VCT Portfolio              Delaware VIP Growth Opportunities Series
Pioneer Money Market VCT Portfolio               Delaware VIP Select Growth Series
Pioneer Real Estate Shares VCT Portfolio
Pioneer Small Cap Value VCT Portfolio            FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
Pioneer Small Company VCT Portfolio              (CLASS 2)
Pioneer Strategic Income VCT Portfolio           FT VIP Franklin Small Cap Fund
                                                 FT VIP Templeton Foreign Securities Fund
                                                 FT VIP Templeton Global Asset Allocation Fund
                                                 VAN KAMPEN LIFE INVESTMENT TRUST
                                                 Van Kampen LIT Emerging Growth Portfolio



In most jursidictions, values may be allocated to the Fixed Account, which is part of the Company's General Account. The Fixed Account is an investment option that pays an interest rate guaranteed for one year from the time a payment is received. The Guarantee Period Accounts, another investment option, offer fixed rates of interest for specified periods ranging from 2 to 10 years. A Market Value Adjustment is applied to payments removed from a Guarantee Period Account before the end of the specified period. The Market Value Adjustment may be positive or negative. Payments allocated to a Guarantee Period Account are held in the Company's Separate Account GPA (except in California where they are allocated to the General Account).


THIS ANNUITY IS NOT A BANK DEPOSIT OR OBLIGATION; IS NOT FEDERALLY INSURED; AND IS NOT ENDORSED BY ANY BANK OR GOVERNMENTAL AGENCY.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED THAT THE INFORMATION IN THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


                               DATED MAY 1, 2003

                               TABLE OF CONTENTS


SPECIAL TERMS...............................................         4
SUMMARY OF FEES AND EXPENSES................................         6
SUMMARY OF CONTRACT FEATURES................................        10
DESCRIPTION OF THE COMPANIES, THE VARIABLE ACCOUNTS AND THE
 UNDERLYING PORTFOLIOS......................................        15
INVESTMENT OBJECTIVES AND POLICIES..........................        17
PERFORMANCE INFORMATION.....................................        19
DESCRIPTION OF THE CONTRACT.................................        21
  PAYMENTS..................................................        21
  RIGHT TO CANCEL INDIVIDUAL RETIREMENT ANNUITY.............        22
  RIGHT TO CANCEL ALL OTHER CONTRACTS.......................        22
  TELEPHONE TRANSACTIONS PRIVILEGE..........................        22
  TRANSFER PRIVILEGE........................................        23
        Automatic Transfers and Automatic Account
        Rebalancing Options.................................        23
  SURRENDER.................................................        24
  WITHDRAWALS...............................................        25
        Systematic Withdrawals..............................        25
        Life Expectancy Distributions.......................        25
  DEATH BENEFIT.............................................        26
        Death of the Annuitant Prior to the Annuity Date....        26
        Death of an Owner Who is Not Also the Annuitant
        Prior to the Annuity Date...........................        27
        Payment of the Death Benefit Prior to the Annuity
        Date................................................        27
        Death of the Annuitant On or After the Annuity
        Date................................................        27
  THE SPOUSE OF THE OWNER AS BENEFICIARY....................        27
  OPTIONAL ENHANCED EARNINGS RIDER..........................        28
  ASSIGNMENT................................................        30
  ELECTING THE FORM OF ANNUITY AND THE ANNUITY DATE.........        31
  DESCRIPTION OF VARIABLE ANNUITY PAYOUT OPTIONS............        32
  ANNUITY BENEFIT PAYMENTS..................................        33
        Determination of the First Variable Annuity Benefit
        Payment.............................................        33
        The Annuity Unit....................................        33
        Determination of the Number of Annuity Units........        33
        Dollar Amount of Subsequent Variable Annuity Benefit
        Payments............................................        33
  NORRIS DECISION...........................................        34
  COMPUTATION OF VALUES.....................................        34
        The Accumulation Unit...............................        34
        Net Investment Factor...............................        35
CHARGES AND DEDUCTIONS......................................        36
  VARIABLE ACCOUNT DEDUCTIONS...............................        36
        Mortality and Expense Risk Charge...................        36
        Administrative Expense Charge.......................        36
        Other Charges.......................................        36
  CONTRACT FEE..............................................        37
  OPTIONAL RIDER CHARGES....................................        37
  PREMIUM TAXES.............................................        37
  SURRENDER CHARGE..........................................        38
        Charges for Surrender and Withdrawal................        38
        Reduction or Elimination of Surrender Charge and
        Additional Amounts Credited.........................        39
        Withdrawal Without Surrender Charge.................        40
        Surrenders..........................................        40
        Charge at the Time Annuity Benefit Payments Begin...        41
  TRANSFER CHARGE...........................................        41

GUARANTEE PERIOD ACCOUNTS...................................        42
FEDERAL TAX CONSIDERATIONS..................................        45
  GENERAL...................................................        45
        The Company.........................................        45
        Diversification Requirements........................        45
        Owner Control.......................................        45
  QUALIFIED AND NON-QUALIFIED CONTRACTS.....................        46
  TAXATION OF THE CONTRACT..................................        46
        In General..........................................        46
        Mandatory Distribution Requirements for Qualified
        Contracts...........................................        46
        Mandatory Distribution Requirements for
        Non-Qualified Contracts.............................        48
        Withdrawals Prior to Annuitization..................        48
        Annuity Payouts After Annuitization.................        48
        Penalty on Early Distributions......................        49
        Assignments or Transfers............................        50
        Nonnatural Owners...................................        50
  TAX WITHHOLDING...........................................        50
  PROVISIONS APPLICABLE ONLY TO TAX QUALIFIED PLANS.........        50
        Corporate and Self-Employed Pension and Profit
        Sharing Plans.......................................        51
        Individual Retirement Annuities.....................        51
        Tax-Sheltered Annuities.............................        51
        Deferred Compensation Plans of State and Local
        Governments and Tax-Exempt Organizations............        51
        Texas Optional Retirement Program...................        51
STATEMENTS AND REPORTS......................................        51
LOANS (QUALIFIED CONTRACTS ONLY)............................        52
ADDITION, DELETION OR SUBSTITUTION OF INVESTMENTS...........        52
CHANGES TO COMPLY WITH LAW AND AMENDMENTS...................        53
VOTING RIGHTS...............................................        53
DISTRIBUTION................................................        54
LEGAL MATTERS...............................................        54
FURTHER INFORMATION.........................................        54
APPENDIX A -- MORE INFORMATION ABOUT THE FIXED ACCOUNT......       A-1
APPENDIX B -- SURRENDER CHARGES AND THE MARKET VALUE
 ADJUSTMENT.................................................       B-1
APPENDIX C -- THE DEATH BENEFIT.............................       C-1
APPENDIX D -- DIFFERENCES UNDER THE PIONEER VISION CONTRACT
 (FORM A3023-95)............................................       D-1
APPENDIX E -- CONDENSED FINANCIAL INFORMATION...............       E-1

                 STATEMENT OF ADDITIONAL INFORMATION
                          TABLE OF CONTENTS
GENERAL INFORMATION AND HISTORY.............................         3
TAXATION OF THE CONTRACT, THE VARIABLE ACCOUNT AND THE
 COMPANY....................................................         3
SERVICES....................................................         4
UNDERWRITERS................................................         4
ANNUITY BENEFIT PAYMENTS AND ACCUMULATION UNIT
 CALCULATION................................................         5
EXCHANGE OFFER..............................................         6
ENHANCED AUTOMATIC TRANSFER (DOLLAR COST AVERAGING)
 PROGRAM....................................................         8
DISCONTINUATION OF THE OPTIONAL MINIMUM GUARANTEED ANNUITY
 PAYMENT (M-GAP) RIDER -- AFLIAC ONLY.......................         9
PERFORMANCE INFORMATION.....................................        11
FINANCIAL STATEMENTS........................................       F-1

                                 SPECIAL TERMS

ACCUMULATED VALUE: the total value of all Accumulation Units in the Sub-Accounts plus the value of all accumulations in the Fixed Account and Guarantee Period Accounts credited to the Contract on any date before the Annuity Date.

ACCUMULATION UNIT: a unit of measure used to calculate the value of a Sub-Account before annuity benefit payments begin.

ANNUITANT: the person designated in the Contract upon whose life annuity benefit payments are to be made.

ANNUITY DATE: the date on which annuity benefit payments begin. This date may not be later than the first day of the month before the Annuitant's 90th birthday.

ANNUITY UNIT: a unit of measure used to calculate the value of the periodic annuity benefit payments under the Contract.

COMPANY: unless otherwise specified, any reference to the "Company" shall refer exclusively to Allmerica Financial Life Insurance and Annuity Company for contracts issued in all jurisdictions except Hawaii and New York and exclusively to First Allmerica Financial Life Insurance Company for contracts issued in Hawaii and New York.

CUMULATIVE EARNINGS: the Accumulated Value reduced by total payments not previously withdrawn.

FIXED ACCOUNT: an investment option under the Contract that guarantees principal and a fixed minimum interest rate and which is part of the Company's General Account.

FIXED ANNUITY PAYOUT: an annuity payout option providing for annuity benefit payments which remain fixed in amount throughout the annuity benefit payment period selected.

GENERAL ACCOUNT: all the assets of the Company other than those held in a separate account.

GUARANTEE PERIOD: the number of years that a Guaranteed Interest Rate is credited.

GUARANTEE PERIOD ACCOUNT: an account which corresponds to a Guaranteed Interest Rate for a specified Guarantee Period.

GUARANTEED INTEREST RATE: the annual effective rate of interest, after daily compounding, credited to a Guarantee Period Account.

MARKET VALUE ADJUSTMENT: a positive or negative adjustment assessed if any portion of a Guarantee Period Account is withdrawn or transferred prior to the end of its Guarantee Period.

OWNER (YOU): the person, persons or entity entitled to exercise the rights and privileges under the Contract. Joint Owners are permitted if one of the two is the Annuitant.

SUB-ACCOUNT: a subdivision of the Variable Account investing exclusively in the shares of a corresponding Underlying Portfolio.

SURRENDER VALUE: the Accumulated Value of the Contract on full surrender after application of any applicable Contract fee, surrender charge, rider charge and Market Value Adjustment.

UNDERLYING PORTFOLIOS (PORTFOLIOS): an investment portfolio of the Pioneer Variable Contracts Trust ("Pioneer VCT"), AIM Variable Insurance Funds ("AIM"), AllianceBernstein Variable Products Series Fund, Inc. ("Alliance"), Delaware VIP Trust ("Delaware VIP"), Franklin Templeton Variable Insurance Products Trust ("FT VIP"), or Van Kampen Life Investment Trust ("Van Kampen").


VALUATION DATE: a day on which the net asset value of the shares of any of the Underlying Portfolios is determined and unit values of the Sub-Accounts are determined. Valuation Dates currently occur on each day on which the New York Stock Exchange is open for trading, and on such other days (other than a day during which no payment, withdrawal or surrender of a Contract was received) when there is a sufficient degree of trading in an Underlying Portfolio's portfolio securities such that the current unit value of the Sub-Accounts may be affected materially.

VARIABLE ACCOUNT: Separate Account VA-P, one of the Company's separate accounts, consisting of assets segregated from other assets of the Company. The investment performance of the assets of the Variable Account is determined separately from the other assets of the Company and are not chargeable with liabilities arising out of any other business which the Company may conduct.

VARIABLE ANNUITY PAYOUT: an annuity payout option providing for payments varying in amount in accordance with the investment experience of certain of the Underlying Portfolios.

                          SUMMARY OF FEES AND EXPENSES

There are certain fees and expenses that you will incur directly or indirectly under the Pioneer Vision 2 Contract. The following tables describe the fees and expenses that you will pay when buying, owning and surrendering the contract. The purpose of the tables is to help you understand these various charges.

                                    TABLE I
                           OWNER TRANSACTION EXPENSES


TABLE I DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY OR SURRENDER THE CONTRACT AND WHEN YOU TRANSFER VALUES AMONG THE INVESTMENT OPTIONS. (NOTE: THE COMPANY DOES NOT CHARGE A TRANSACTION CHARGE WHEN YOU PURCHASE THE CONTRACT AND DOES NOT CURRENTLY CHARGE WHEN YOU TRANSFER AMONG INVESTMENT OPTIONS.) STATE PREMIUM TAXES ARE APPLICABLE IN SOME STATES AND ARE DEDUCTED AS DESCRIBED IN "PREMIUM TAXES" UNDER CHARGES AND DEDUCTIONS.



                                                                         MAXIMUM
                                                                         CHARGE
SURRENDER CHARGE(1):
  (as a percentage of payments withdrawn)                                 7.0%

TRANSFER CHARGE(2):                                           $0 on the first 12 transfers
                                                              in a Contract year. Up to $25
                                                                for subsequent transfers.



(1)During the accumulation phase, this charge may be assessed upon surrender, withdrawal or annuitization under any commutable period certain option or a noncommutable fixed period certain option of less than ten years. The charge is a percentage ranging from 7.0% to 1.0% of payments withdrawn (in excess of any amount that is free of surrender charge) within the indicated time period.


YEARS MEASURED FROM
  DATE OF PAYMENT            CHARGE
-------------------         --------
    Less than 1               7.0%
    Less than 2               6.0%
    Less than 3               5.0%
    Less than 4               4.0%
    Less than 5               3.0%
    Less than 6               2.0%
    Less than 7               1.0%
    Thereafter                0.0%


(2)The Company currently does not charge for processing transfers and guarantees that the first 12 transfers in a Contract year will not be subject to a transfer charge. For each subsequent transfer, the Company reserves the right to assess a charge, guaranteed never to exceed $25, to reimburse the Company for the costs of processing the transfer.

                                    TABLE II
      PERIODIC FEES AND EXPENSES OTHER THAN UNDERLYING PORTFOLIO EXPENSES


THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING THE FEES AND EXPENSES OF EACH UNDERLYING PORTFOLIO:



ANNUAL CONTRACT FEE(1):                                          $30

ANNUAL VARIABLE SUB-ACCOUNT EXPENSES:
  (on an annual basis as percentage of average daily net
    assets)
  Mortality and Expense Risk Charge:                           1.25%
  Administrative Expense Charge:                               0.15%
                                                              ------
  Total Annual Expenses:                                       1.40%

OPTIONAL RIDER CHARGES:
  The charge on an annual basis as a percentage of the
    Accumulated Value is:
    Enhanced Earnings Rider                                    0.20%
    Optional Minimum Guaranteed Annuity Payout (M-GAP) Rider
     with a ten-year waiting period:(2)                        0.25%
    Optional Minimum Guaranteed Annuity Payout (M-GAP) Rider
     with a fifteen-year waiting period:(2)                    0.15%



(1)During the accumulation phase, the fee is deducted annually and upon surrender when Accumulated Value is less than $50,000. The fee is waived for Contracts issued to and maintained by the trustee of a 401(k) plan.



(2)If you elected one of the following riders prior to their discontinuance on 1/31/02, 1/12th of the annual charge is deducted pro-rata on a monthly basis at the end of each month and, if applicable, at termination. For more information about the M-GAP Rider, see "DISCONTINUATION OF THE OPTIONAL MINIMUM GUARANTEED ANNUITY PAYOUT (M-GAP) RIDER" in the Statement of Additional Information.


                                   TABLE III
          TOTAL ANNUAL OPERATING EXPENSES OF THE UNDERLYING PORTFOLIOS


TABLE III SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE UNDERLYING PORTFOLIOS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. MORE DETAIL CONCERNING EACH UNDERLYING PORTFOLIO'S FEES AND EXPENSES, INCLUDING INFORMATION ABOUT ANY EXPENSE CAPS OR REIMBURSEMENTS, IS CONTAINED IN THE PROSPECTUS FOR THE UNDERLYING PORTFOLIOS.



        ANNUAL PORTFOLIO OPERATING EXPENSES                  MINIMUM                  MAXIMUM
        -----------------------------------                  -------                  -------
Expenses that are deducted from Underlying           Annual charge of 0.78%      Annual charge of
Portfolio assets, including management fees,          of average daily net      2.88%(1) of average
distribution and/or service (12b-1) fees and other           assets              daily net assets
expenses.
(1)In effect through December 31, 2003, Pioneer has agreed not to impose all or a portion of its management fee and, if necessary, to limit other ordinary operating expenses to the extent required to reduce Class I expenses to 1.75% of the average daily net assets attributable to Class I shares.
With these expense limitations, Total Fund Expenses for Pioneer Emerging Markets VCT Portfolio, for
year ended December 31, 2002, was 1.75%.


Total annual expenses are not fixed or specified under the terms of the Contract and will vary from year to year. The information is based on expenses as a percentage of average net assets for the year ended December 31, 2002, as adjusted for any material changes. The Underlying Portfolio information is based on information provided by the Underlying Portfolio and is not independently verified by the Company.

EXAMPLES

THE FOLLOWING EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE CONTRACT WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THESE COSTS INCLUDE CONTRACT OWNER TRANSACTION EXPENSES, CONTRACT FEES, SEPARATE ACCOUNT ANNUAL EXPENSES, AND UNDERLYING PORTFOLIO FEES AND EXPENSES. THE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.


NOTE: SEE APPENDIX D FOR EXPENSE EXAMPLES FOR THE PIONEER VISION CONTRACT (FORM A3023-95).


MAXIMUM EXPENSE EXAMPLE
The following example assumes that you invest $10,000 in the Contract for the time periods indicated and that your investment has a 5% return each year. The example also assumes the maximum fees and expenses of any of the Underlying Portfolios and assumes that these fees and expenses remain the same in each of the 1, 3, 5, and 10-year intervals. Finally, the example assumes that you have chosen the combination of optional riders with the maximum possible charges, which would be the Enhanced Earnings Rider with a charge of 0.20% annually and the Minimum Guaranteed Annuity Payout (M-GAP) Rider with a ten-year waiting period at a charge of 0.25% annually. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

(1) If, at the end of the applicable time period, you surrender your Contract or annuitize under any commutable period certain option or a noncommutable fixed period certain option of less than ten years:


                                           1 YEAR    3 YEARS    5 YEARS    10 YEARS
Portfolio with the maximum total
operating expenses                         $1,074     $1,864     $2,657     $4,825


(2) If you do NOT surrender your Contract or if you annuitize at the end of the applicable time period under a life option or a noncommutable fixed period certain option of ten years or longer:


                                           1 YEAR    3 YEARS    5 YEARS    10 YEARS
Portfolio with the maximum total
operating expenses                          $478      $1,436     $2,399     $4,825

MINIMUM EXPENSE EXAMPLE
The following example assumes that you invest $10,000 in the Contract for the time periods indicated and that your investment has a 5% return each year. The example also assumes the minimum fees and expenses of any of the Underlying Portfolios and assumes that these fees and expenses remain the same in each of the 1, 3, 5, and 10-year intervals. It also assumes that you have not chosen any optional riders. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

(1) If, at the end of the applicable time period, you surrender your Contract or annuitize under any commutable period certain option or a noncommutable fixed period certain option of less than ten years:


                                           1 YEAR    3 YEARS    5 YEARS    10 YEARS
Portfolio with the minimum total
operating expenses                          $837      $1,156     $1,482     $2,554


(2) If you do NOT surrender your Contract or if you annuitize at the end of the applicable time period under a life option or a noncommutable fixed period certain option of ten years or longer:


                                           1 YEAR    3 YEARS    5 YEARS    10 YEARS
Portfolio with the minimum total
operating expenses                          $225       $694      $1,190     $2,554

                          SUMMARY OF CONTRACT FEATURES

WHAT IS THE PIONEER VISION 2 VARIABLE ANNUITY?


The Pioneer Vision 2 variable annuity contract or certificate ("Contract") is an insurance contract designed to help you, the Owner, accumulate assets for your retirement or other important financial goals on a tax-deferred basis. The Contract combines the concept of professional money management with the attributes of an annuity contract. Features available through the Contract include:


    - a customized investment portfolio;

    - experienced professional investment advisers;

    - tax deferral on earnings;


    - guarantees that can protect your family during the accumulation phase; and



    - income payments that you can receive for life.


I HAVE THE PIONEER VISION CONTRACT (FORM A3023-95) -- ARE THERE ANY DIFFERENCES BETWEEN THIS AND PIONEER VISION 2?

Yes. If your Contract is issued on Form No. A3023-95, the first version of Pioneer Vision, it is basically similar to the Contract described in this Prospectus ("Pioneer Vision 2") except as specifically indicated in APPENDIX D -- DIFFERENCES UNDER THE PIONEER VISION CONTRACT (FORM A3023-95). Note that APPENDIX D also includes the cumulative expense tables for the Pioneer Vision Contract (Form A3023-95). The form number is located in the bottom left-hand corner of your Contract pages, and may include some numbers or letters in addition to A3023-95 in order to identify state variations.


WHAT HAPPENS IN THE ACCUMULATION PHASE?



The Contract has two phases: an accumulation phase and, if you choose to annuitize, an annuity payout phase. During the accumulation phase, you may allocate payments among the available Sub-Accounts investing in the Underlying Portfolios (you may utilize up to seventeen Sub-Accounts at any one time, in addition to the Pioneer Money Market VCT Portfolio), and, in most jurisdictions, to the Guarantee Period Accounts and the Fixed Account (collectively "the investment options.") You select the investment options most appropriate for your investment needs. As those need change, you may also change your allocation without incurring any tax consequences. Your Contract's Accumulated Value is based on the investment performance of the Portfolios and any accumulations in the Guarantee Period and Fixed Accounts. You do not pay taxes on any earnings under the Contract until you withdraw money. In addition, during the accumulation phase, your beneficiaries receive certain protections in the event of the Annuitant's death. See discussion below: WHAT HAPPENS UPON DEATH DURING THE ACCUMULATION PHASE?


WHAT HAPPENS IN THE ANNUITY PAYOUT PHASE?

During the annuity payout phase, the Annuitant can receive income based on several annuity payout options. You choose the annuity payout option and the date for annuity benefit payments to begin. You also decide whether you want variable annuity benefit payments based on the investment performance of certain Underlying Portfolios, fixed annuity benefit payments with payment amounts guaranteed by the Company, or a combination of fixed and variable annuity benefit payments. Among the payout options available during the annuity payout phase are:

    - periodic payments for the Annuitant's lifetime;

    - periodic payments for the Annuitant's life and the life of another person selected by you;

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    - periodic payments for the Annuitant's lifetime with any remaining guaranteed payments continuing to the beneficiary for ten years in the event that the Annuitant dies before the end of ten years;

    - periodic payments over a specified number of years (1 to 30) -- under the fixed version of this option you may reserve the right to convert remaining payments to a lump-sum payout by electing a "commutable" option. Variable period certain options are automatically commutable.

WHO ARE THE KEY PERSONS UNDER THE CONTRACT?

The Contract is between you, (the "Owner"), and us, Allmerica Financial Life Insurance and Annuity Company (for contracts issued in all jurisdictions except Hawaii and New York) or First Allmerica Financial Life Insurance Company (for contracts issued in Hawaii and New York). Each Contract has an Owner (or an Owner and a Joint Owner, in which case one of the two must also be the Annuitant), an Annuitant and one or more beneficiaries. As Owner, you make payments, choose investment allocations and select the Annuitant and one or more beneficiaries. The Annuitant is the individual who receives annuity benefit payments under the Contract. The beneficiary is the person who receives any payment on the death of the Owner or Annuitant.

HOW MUCH CAN I INVEST AND HOW OFTEN?

The number and frequency of your payments are flexible, subject only to a $5,000 minimum for your initial payment ($2,000 for IRA's) and a $50 minimum for any additional payments. (A lower initial payment amount may be permitted for certain qualified plans and where monthly payments are being forwarded directly from a financial institution.) In addition, a minimum of $1,000 is always required to establish a Guarantee Period Account.

WHAT ARE MY INVESTMENT CHOICES?


Prior to the Annuity Date, you may allocate payments among one or more of the variable Sub-Accounts investing in the Underlying Portfolios (up to a total of seventeen Sub-Accounts may be utilized at any one time, in addition to the Pioneer Money Market VCT Portfolio), the Guarantee Period Accounts and the Fixed Account. Each Underlying Portfolio operates pursuant to different investment objectives and this range of investment options enables you to allocate your money among the Underlying Portfolios to meet your particular investment needs. For a more detailed description of the Underlying Portfolios, see INVESTMENT OBJECTIVES AND POLICIES.



Assets supporting the guarantees under the Guarantee Period Accounts are held in the Company's Separate Account GPA, a non-unitized insulated separate account, except in California where assets are held in the Company's General Account. Values and benefits calculated on the basis of Guarantee Period Account allocations, however, are obligations of the Company's General Account. Amounts allocated to a Guarantee Period Account earn a Guaranteed Interest Rate declared by the Company. The level of the Guaranteed Interest Rate depends on the number of years of the Guarantee Period selected. The Company may offer up to nine Guarantee Periods ranging from two to ten years in duration. Once declared, the Guaranteed Interest Rate will not change during the duration of the Guarantee Period. If amounts allocated to a Guarantee Period Account are transferred, surrendered or applied to any annuity option at any time other than the day following the last day of the applicable Guarantee Period, a Market Value Adjustment will apply that may increase or decrease the account's value; however, this adjustment will never be applied against your principal. In addition, earnings in the GPA after application of the Market Value Adjustment will not be less than an effective annual rate of 3%. For more information about the Guarantee Period Accounts and the Market Value Adjustment, see GUARANTEE PERIOD ACCOUNTS.



THE GUARANTEE PERIOD ACCOUNTS MAY NOT BE AVAILABLE IN ALL STATES.

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The Fixed Account is part of the General Account which consists of all the
Company's assets other than those allocated to the Variable Account and any other separate account. Allocations to the Fixed Account are guaranteed as to principal and a minimum rate of interest. Additional excess interest may be declared periodically at the Company's discretion. Furthermore, the initial rate in effect on the date an amount is allocated to the Fixed Account is guaranteed for one year from that date. For more information about the Fixed Account, see APPENDIX A -- MORE INFORMATION ABOUT THE FIXED ACCOUNT.


WHO ARE THE INVESTMENT ADVISERS OF THE UNDERLYING PORTFOLIOS?


Pioneer Investment Management, Inc. is the investment adviser to each Portfolio of Pioneer Variable Contracts Trust. A I M Advisors, Inc. is the investment adviser for the AIM V.I. Capital Appreciation Fund and AIM Aggressive Growth Fund of AIM Variable Insurance Funds. Alliance Capital Management, L.P. serves as the investment adviser to the AllianceBernstein Premier Growth Portfolio and AllianceBernstein Technology Portfolio of AllianceBernstein Variable Products Series Fund, Inc. Delaware Management Company is the investment adviser for the Delaware VIP Growth Opportunities Series and Delaware VIP Select Growth
Series of Delaware VIP Trust. The investment adviser for FT VIP Franklin Small Cap Fund is Franklin Advisers, LLC. Templeton Investment Counsel, LLC. is the adviser to the FT VIP Templeton Global Asset Allocation Fund and the FT VIP Templeton Foreign Securities Fund of Franklin Templeton Variable Insurance Products Trust. The investment adviser for the Van Kampen LIT Emerging Growth Portfolio of the Van Kampen Life Investment Trust is Van Kampen Asset Management Inc.


CAN I MAKE TRANSFERS AMONG THE INVESTMENT CHOICES?

Yes. Prior to the Annuity Date, you may transfer among the Sub-Accounts, the Guarantee Period Accounts, and the Fixed Account. Transfers may be made to and among all of the available Sub-Accounts as long as no more than seventeen Sub-Accounts, in addition to the Pioneer Money Market VCT Portfolio, are utilized at any one time. You will incur no current taxes on transfers while your money remains in the Contract. The first 12 transfers in a Contract year are guaranteed to be free of a transfer charge. For each subsequent transfer in a Contract year, the Company does not currently charge, but reserves the right to assess a processing charge guaranteed never to exceed $25. See "TRANSFER PRIVILEGE" under DESCRIPTION OF THE CONTRACT.

You also may elect at no additional charge Automatic Transfers (Dollar Cost Averaging) to gradually move money to one or more of the Underlying Portfolios or Automatic Account Rebalancing to ensure assets remain allocated according to your designated percentage allocation mix.

WHAT IF I NEED MY MONEY BEFORE THE ANNUITY PAYOUT PHASE BEGINS?

Before the annuity payout phase begins, you may surrender your Contract or make withdrawals at any time. A 10% tax penalty may apply on all amounts deemed to be income if you are under age 59 1/2. Each calendar year you can take without a surrender charge the greatest of 100% of Cumulative Earnings, 15% of the Contract's Accumulated Value or, if you are both an Owner and the Annuitant, an amount based on your life expectancy. (Similarly, no surrender charge will apply if an amount is withdrawn based on the Annuitant's life expectancy if the Owner is a trust or other nonnatural person.) Additional amounts may be withdrawn at any time but payments that have not been invested in the Contract for more than seven years may be subject to a surrender charge. (A Market Value Adjustment, which may increase or decrease the value of the account, may apply to any withdrawal made from a Guarantee Period Account prior to the expiration of the Guarantee Period.)

In addition, you may withdraw all or a portion of your money without a surrender charge if, after the Contract is issued, and before age 65, you become disabled. Also, except in New York and New Jersey where it is not permitted by state law, you may withdraw money without a surrender charge if, after the Contract is issued, you are admitted to a medical care facility or diagnosed with a fatal illness. For details and restrictions, see

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"Reduction or Elimination of Surrender Charge and Additional Amounts Credited"
in "SURRENDER CHARGE" under CHARGES AND DEDUCTIONS.

WHAT HAPPENS UPON DEATH DURING THE ACCUMULATION PHASE?

If the Annuitant, Owner or Joint Owner should die before the Annuity Date, a death benefit will be paid to the beneficiary. Upon the death of the Annuitant (or an Owner who is also an Annuitant), the death benefit is equal to the greatest of:

    - The Accumulated Value on the Valuation Date that the Company receives proof of death, and all necessary claim paperwork, increased by any positive Market Value Adjustment;

    - Gross payments, with interest compounding daily at an effective annual yield of 5% starting on the date each payment is applied, and continuing throughout your investments' entire accumulation phase (5% compounding not available in Hawaii and New York), decreased proportionately to reflect withdrawals; or

    - The death benefit that would have been payable on the most recent Contract anniversary, increased for subsequent payments and decreased proportionately for subsequent withdrawals.

This guaranteed death benefit works in the following way assuming no withdrawals are made. On the first anniversary, the death benefit will be equal to the greater of (a) the Accumulated Value (increased by any positive Market Value Adjustment) or (b) gross payments compounded daily at an effective annual yield of 5% (except in Hawaii and New York where (b) equals gross payments). The higher of (a) or (b) will then be locked in until the second anniversary, at which time the death benefit will be equal to the greatest of (a) the Contract's then current Accumulated Value increased by any positive Market Value Adjustment; (b) gross payments compounded daily at an effective annual yield of 5% (gross payments in Hawaii and New York) or (c) the locked-in value of the death benefit at the first anniversary. The greatest of (a), (b) or (c) will be locked in until the next Contract anniversary. This calculation will then be repeated on each anniversary while the Contract remains in force and prior to the Annuity Date. As noted above, the values of (b) and (c) will be decreased proportionately if withdrawals are taken.

At the death of an Owner who is not also the Annuitant during the accumulation phase, the death benefit will equal the Contract's Accumulated Value on the Valuation Date that the Company receives proof of death and all necessary claim paperwork, increased by any positive Market Value Adjustment.

(If the Annuitant dies after the Annuity Date but before all guaranteed annuity benefit payments have been made, the remaining payments will be paid to the beneficiary at least as rapidly as under the annuity option in effect. See "DEATH BENEFIT.").

In addition, if you elected the optional Enhanced Earnings Rider at issue, additional amounts may be payable to your beneficiary if the Annuitant dies prior to the Annuity Date. For a detailed discussion of the benefits under the Enhanced Earnings Rider, see "OPTIONAL ENHANCED EARNINGS RIDER" under DESCRIPTION OF THE CONTRACT.

WHAT CHARGES WILL I INCUR UNDER MY CONTRACT?

If the Accumulated Value on a Contract anniversary or upon surrender is less than $50,000, the Company will deduct a $30 Contract fee from your Contract. The Contract fee is currently waived for Contracts issued to and maintained by a trustee of a 401(k) plan.

Should you decide to surrender your Contract, make withdrawals, or receive payments under certain annuity payout options, you may be subject to a surrender charge. If applicable, this charge will be between 1% and 7% of payments withdrawn, based on when the payments were originally made.

A deduction for state and local premium taxes, if any, may be made as described in "PREMIUM TAXES" under CHARGES AND DEDUCTIONS.


The Company will deduct, on a daily basis, an annual Mortality and Expense Risk Charge and an Administrative Expense Charge equal to 1.25% and 0.15%, respectively, of the average daily net assets invested in each Underlying Portfolio. The Portfolios will incur certain management fees and expenses which are more fully described in the prospectuses of the Underlying Portfolios, which accompany this Prospectus. These charges vary among the Underlying Portfolios and may change from year to year.


If you elected the optional Enhanced Earnings Rider at issue, a separate monthly charge is deducted from the Contract's Accumulated Value. For specific charges, see "OPTIONAL RIDER CHARGE" under CHARGES AND DEDUCTIONS.

CAN I EXAMINE THE CONTRACT?

Yes. Your Contract will be delivered to you after your purchase. If you return the Contract to the Company within ten days of receipt, the Contract will be canceled. (There may be a longer period in certain states; see the "Right to Examine" provision on the cover of your Contract.) If you cancel the Contract, you will receive a refund of any amounts allocated to the Fixed and Guarantee Period Accounts and the Accumulated Value of any amounts allocated to the Sub-Accounts (plus any fees or charges that may have been deducted.) However, if state law requires, or if the Contract was issued as an Individual Retirement Annuity (IRA) you will generally receive a refund of your entire payment. (In certain states this refund may be the greater of (1) your entire payment or
(2) the amounts allocated to the Fixed and Guarantee Period Accounts plus the Accumulated Value of amounts in the Sub-Accounts, plus any fees or charges previously deducted.) See "RIGHT TO CANCEL INDIVIDUAL RETIREMENT ANNUITY" and "RIGHT TO CANCEL ALL OTHER CONTRACTS" under DESCRIPTION OF THE CONTRACT.

              DESCRIPTION OF THE COMPANIES, THE VARIABLE ACCOUNTS,
                         AND THE UNDERLYING PORTFOLIOS



THE COMPANIES. First Allmerica Financial Life Insurance Company ("First Allmerica"), originally organized under the laws of Massachusetts in 1844, is among the five oldest life insurance companies in America. Allmerica Financial Life Insurance and Annuity Company ("Allmerica Financial"), is a life insurance company organized under the laws of Delaware in July 1974. Prior to December 31, 2002, Allmerica Financial was a direct subsidiary of First Allmerica, which in turn was a direct subsidiary of Allmerica Financial Corporation ("AFC"). Effective December 31, 2002, Allmerica Financial became a Massachusetts domiciled insurance company and a direct subsidiary of AFC, and First Allmerica became a direct subsidiary of Allmerica Financial. The principal office of the Companies is located at 440 Lincoln Street, Worcester, Massachusetts 01653, telephone 508-855-1000 ("Principal Office").



The Companies are subject to the laws of the state of Massachusetts governing insurance companies and to regulation by the Commissioner of Insurance of Massachusetts. In addition, the Companies are subject to the insurance laws and regulations of other states and jurisdictions in which they are licensed to operate. As of December 31, 2002, Allmerica Financial and its subsidiaries had over $20.6 billion in combined assets and over $33.6 billion of life insurance in force, and First Allmerica had over $5.1 billion in assets and over $8.4 billion of life insurance in force. The Company is a charter member of the Insurance Marketplace Standards Association ("IMSA"). Companies that belong to IMSA subscribe to a rigorous set of standards that cover the various aspects of sales and service for individually sold life insurance and annuities. IMSA members have adopted policies and procedures that demonstrate a commitment to honesty, fairness and integrity in all customer contacts involving sales and service of individual life insurance and annuity products.


THE VARIABLE ACCOUNTS. Each Company maintains a separate account called Separate Account VA-P (the "Variable Account"). The Variable Account of Allmerica Financial was authorized by vote of the Board of Directors of the Company on October 27, 1994. The Variable Account of First Allmerica was authorized by the vote of the Board of Directors of the Company on August 20, 1991. Each Variable Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 ("the 1940 Act"). This registration does not involve the supervision or management of investment practices or policies of the Variable Accounts or the Company by the SEC.


Separate Account VA-P is a separate investment account of the Company. The assets used to fund the variable portions of the Contract are set aside in the Sub-Accounts of the Variable Account, and are kept separate and apart from the general assets of the Company. Each Sub-Account is administered and accounted for as part of the general business of the Company. The income, capital gains or capital losses of each Sub-Account, however, are allocated to each Sub-Account, without regard to any other income, capital gains or capital losses of the Company. Obligations under the Contract are obligations of the Company.
Under Massachusetts law, the assets of the Variable Account may not be charged with any liabilities arising out of any other business of the Company.


The Company reserves the right, subject to compliance with applicable law, to change the names of the Variable Account and the Sub-Accounts. The Company may offer other variable annuity contracts investing in the Variable Account which are not discussed in this Prospectus. The Variable Account also may invest in other Underlying Portfolios which are not available to the Contracts described in this Prospectus.


UNDERLYING PORTFOLIOS. Each Sub-Account invests in a corresponding investment portfolio ("Underlying Portfolio") of an open-end management investment company. The Underlying Portfolios available through this contract are NOT publicly traded. They are only available as variable investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans. The investment advisers of the Underlying Portfolios may manage publicly traded mutual funds with similar names and objectives. However, the Underlying Portfolios are NOT directly related to any publicly traded mutual fund. Consequently, the investment performance of the Underlying Portfolios and any similarly named publicly traded mutual fund may differ substantially.



A summary of investment objectives of each of the Underlying Portfolios is set forth below. Certain Underlying Portfolios have similar investment objectives and/or policies. Therefore, to choose the Sub-Accounts which best meet your needs and objectives, carefully read the Underlying Portfolio prospectuses along with this Prospectus. There can be no assurance that the investment objectives of the Underlying Portfolios can be achieved. In some states, insurance regulations may restrict the availability of particular Portfolios.

                       INVESTMENT OBJECTIVES AND POLICIES


A summary of investment objectives of each of the Underlying Portfolios is set forth below. MORE DETAILED INFORMATION REGARDING THE INVESTMENT OBJECTIVES, RESTRICTIONS AND RISKS, EXPENSES PAID BY THE UNDERLYING PORTFOLIOS, AND OTHER RELEVANT INFORMATION REGARDING THE UNDERLYING INVESTMENT COMPANIES MAY BE FOUND IN THE PROSPECTUSES FOR THE UNDERLYING PORTFOLIOS, WHICH ACCOMPANY THIS PROSPECTUS AND SHOULD BE READ CAREFULLY BEFORE INVESTING. Also, the Statements of Additional Information ("SAI") are available upon request. There can be no assurance that the investment objectives of the Underlying Portfolios can be achieved or that the value of the Contract will equal or exceed the aggregate amount of the purchase payments made under the Contract. Sub-Account values will fluctuate; even a Sub-Account investing in a money market portfolio may have negative returns, particularly if fees and charges are deducted at the Sub-Account level.



PIONEER VARIABLE CONTRACTS TRUST


ADVISER: PIONEER INVESTMENT MANAGEMENT, INC.



PIONEER AMERICA INCOME VCT PORTFOLIO -- invests for as high a level of current income as is consistent with the preservation of capital. The portfolio invests in U.S. government securities and repurchase agreements and "when-issued" commitments with respect to these securities.



PIONEER BALANCED VCT PORTFOLIO -- invests for capital growth and current income by actively managing investments in a diversified portfolio of equity securities and bonds.



PIONEER EMERGING MARKETS VCT PORTFOLIO -- invests primarily in securities of emerging market issuers for long-term growth of capital.



PIONEER EQUITY INCOME VCT PORTFOLIO -- invests in a portfolio consisting primarily of income producing equity securities of U.S. corporations for current income and long-term capital growth.



PIONEER EUROPE VCT PORTFOLIO -- invests in equity securities of European issuers for long-term growth of capital.



PIONEER FUND VCT PORTFOLIO -- invests in a broad list of carefully selected, reasonably priced securities for reasonable income and capital growth.



PIONEER GROWTH SHARES VCT PORTFOLIO -- invests primarily in equity securities for appreciation of capital.



PIONEER HIGH YIELD VCT PORTFOLIO -- invests in below investment grade debt securities and preferred stocks to maximize total return through a combination of income and capital appreciation.



PIONEER INTERNATIONAL VALUE VCT PORTFOLIO -- invests primarily in equity securities of non-U.S. issuers for long-term growth of capital.



PIONEER MID CAP VALUE VCT PORTFOLIO -- invests in a diversified portfolio of securities consisting primarily of common stocks for capital appreciation.



PIONEER MONEY MARKET VCT PORTFOLIO -- invests in high-quality short-term securities for high current income consistent with preserving capital and providing liquidity.



PIONEER REAL ESTATE SHARES VCT PORTFOLIO -- invests primarily in equity securities of REITs and other real estate industry issuers for long-term growth of capital. Current income is the portfolio's secondary investment objective.



PIONEER SMALL CAP VALUE VCT PORTFOLIO -- seeks capital growth by investing in a diversified portfolio of securities, consisting primarily of equity securities of small companies.



PIONEER SMALL COMPANY VCT PORTFOLIO -- seeks capital growth by investing in a diversified portfolio of securities, consisting primarily of equity securities of small companies (capitalization of less than $1 billion at the time of investment).

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PIONEER STRATEGIC INCOME VCT PORTFOLIO -- invests in debt securities for a high level of current income.


AIM VARIABLE INSURANCE FUNDS (SERIES I SHARES)


ADVISER: A I M ADVISORS, INC.


AIM V.I. AGGRESSIVE GROWTH FUND -- seeks to achieve long-term growth of capital

AIM V.I. CAPITAL APPRECIATION FUND -- seeks growth of capital.


ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC. (CLASS B)


ADVISER: ALLIANCE CAPITAL MANAGEMENT, L.P.



ALLIANCEBERNSTEIN PREMIER GROWTH PORTFOLIO -- seeks to achieve long-term growth of capital by investing principally in equity securities of a limited number of large, carefully selected, high-quality U.S. companies.



ALLIANCEBERNSTEIN TECHNOLOGY PORTFOLIO -- emphasizes growth of capital and invests for capital appreciation, and only incidentally for current income. The Portfolio invests primarily in securities of companies expected to benefit from technological advances and improvements.



DELAWARE VIP TRUST (SERVICE CLASS)


ADVISER: DELAWARE MANAGEMENT COMPANY



DELAWARE VIP GROWTH OPPORTUNITIES SERIES -- seeks long-term capital appreciation. The Series invests primarily in common stocks of medium size companies that the management team believes will provide high and consistent earnings growth with a reasonable level of risk.



DELAWARE VIP SELECT GROWTH SERIES -- seeks to provide long-term capital appreciation. The Series invests primarily in common stocks of companies that the investment manager believes have the potential for high earnings growth.



FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CLASS 2)


ADVISER: FRANKLIN ADVISERS, LLC -- FT VIP FRANKLIN SMALL CAP FUND
ADVISER: TEMPLETON INVESTMENT COUNSEL, LLC -- FT VIP TEMPLETON FOREIGN SECURITIES FUND AND FT VIP TEMPLETON GLOBAL ASSET ALLOCATION FUND


FT VIP FRANKLIN SMALL CAP FUND -- seeks long-term capital growth. Under normal market conditions, the Fund invests primarily in investments of small capitalization companies with market cap values not exceeding (i) $1.5 billion; or (ii) the highest market capitalization value in the Russell 2000 Index, whichever is greater, at the time of purchase.


FT VIP TEMPLETON FOREIGN SECURITIES FUND -- seeks long-term capital growth. The Fund invests primarily in equity securities of companies located outside the U.S., including those in emerging markets.



FT VIP TEMPLETON GLOBAL ASSET ALLOCATION FUND -- seeks high total return. The Fund invests primarily in equity securities of companies in any country, debt securities of companies and governments of any country, and in money market instruments. May also invest in high yield, lower rated bonds.



VAN KAMPEN LIFE INVESTMENT TRUST


ADVISER: VAN KAMPEN ASSET MANAGEMENT INC.


VAN KAMPEN LIT EMERGING GROWTH PORTFOLIO -- seeks capital appreciation.

If there is a material change in the investment policy of a Sub-Account or the Underlying Portfolio in which it invests, the Owner will be notified of the change. If the Owner has values allocated to that Sub-Account, the Company will transfer it without charge on written request by the Owner to another Sub-Account or to the Fixed Account. The Company must receive such written request within 60 days of the later of (1) the effective date of the change in the investment policy, or (2) the receipt of the notice of the Owner's right to transfer.

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                            PERFORMANCE INFORMATION


The Pioneer Vision 2 Contract was first offered to the public by Allmerica Financial Life Insurance and Annuity Company in 1996 and by First Allmerica Financial Life Insurance Company in 1997. The Company, however, may advertise "total return" and "average annual total return" performance information based on (1) the periods that the Sub-Accounts have been in existence and (2) the periods that the Underlying Portfolios have been in existence.. Both the total return and yield figures are based on historical earnings and are not intended to indicate future performance. Performance tables are included in the Statement of Additional Information.


The total return of a Sub-Account refers to the total of the income generated by an investment in the Sub-Account and of the changes in the value of the principal (due to realized and unrealized capital gains or losses) for a specified period, reduced by Variable Account charges, and expressed as a percentage.

The average annual total return represents the average annual percentage change in the value of an investment in the Sub-Account over a given period of time. It represents averaged figures as opposed to the actual performance of a Sub-Account, which will vary from year to year.

The yield of the Sub-Account investing in the Pioneer Money Market VCT Portfolio refers to the income generated by an investment in the Sub-Account over a seven-day period (which period will be specified in the advertisement). This income is then "annualized" by assuming that the income generated in the specific week is generated over a 52-week period. This annualized yield is shown as a percentage of the investment. The "effective yield" calculation is similar but, when annualized, the income earned by an investment in the Sub-Account is assumed to be reinvested. Thus the effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

The yield of a Sub-Account investing in a Portfolio other than the Pioneer Money Market VCT Portfolio refers to the annualized income generated by an investment in the Sub-Account over a specified 30-day or one-month period. The yield is calculated by assuming that the income generated by the investment during that 30-day or one-month period is generated each period over a 12-month period and is shown as a percentage of the investment.

PERFORMANCE INFORMATION FOR ANY SUB-ACCOUNT REFLECTS ONLY THE PERFORMANCE OF A HYPOTHETICAL INVESTMENT IN THE SUB-ACCOUNT DURING THE TIME PERIOD ON WHICH THE CALCULATIONS ARE BASED. PERFORMANCE INFORMATION SHOULD BE CONSIDERED IN LIGHT OF THE INVESTMENT OBJECTIVES AND POLICIES AND RISK CHARACTERISTICS OF THE UNDERLYING PORTFOLIO IN WHICH THE SUB-ACCOUNT INVESTS AND THE MARKET CONDITIONS DURING THE GIVEN TIME PERIOD, AND SHOULD NOT BE CONSIDERED AS A REPRESENTATION OF WHAT MAY BE ACHIEVED IN THE FUTURE.

Performance information for a Sub-Account may be compared in reports and promotional literature to:

    (1) the Standard & Poor's 500 Composite Stock Price Index (S&P 500), Dow Jones Industrial Average (DJIA), Shearson Lehman Aggregate Bond Index or other unmanaged indices, so that investors may compare the Sub-Account results with those of a group of unmanaged securities widely regarded by investors as representative of the securities markets in general; or

    (2) other groups of variable annuity separate accounts or other investment products tracked by Lipper Analytical Services, a widely used independent research firm which ranks mutual funds and other investment products by overall performance, investment objectives, and assets, or tracked by other services, companies, publications, or persons, who rank such investment products on overall performance or other criteria; or

    (3) the Consumer Price Index (a measure for inflation) to assess the real rate of return from an investment in the Sub-Account. Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions for administrative and management costs and expenses. In addition, relevant broad-based indices and performance from independent sources may be used to illustrate the performance of certain Contract features.

At times, the Company may also advertise the ratings and other information assigned to it by independent rating organizations such as A.M. Best Company ("A.M. Best"), Moody's Investors Service ("Moody's"), Standard & Poor's Insurance Rating Services ("S&P") and Duff & Phelps. A.M. Best's and Moody's ratings reflect their current opinion of the Company's relative financial strength and operating performance in comparison to the norms of the life/health insurance industry. S&P's and Duff & Phelps' ratings measure the ability of an insurance company to meet its obligations under insurance policies it issues and do not measure the ability of such companies to meet other non-policy obligations. The ratings also do not relate to the performance of the Underlying Portfolios.

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                          DESCRIPTION OF THE CONTRACT


AS OF THE DATE OF THIS PROSPECTUS, THE COMPANY HAS EFFECTIVELY CEASED ISSUING NEW CONTRACTS EXCEPT IN CONNECTION WITH CERTAIN PRE-EXISTING CONTRACTUAL PLANS AND PROGRAMS. REFERENCES TO ISSUE REQUIREMENTS AND INITIAL PAYMENTS ARE INCLUDED AS INFORMATION REGARDING GENERAL COMPANY PROCEDURES.



This Contract is not designed for use by individuals, professional market timing organizations, or other entities that do "market timing," programmed transfers, frequent transfers, or transfers that are large in relation to the total assets of an Underlying Portfolio. These and similar activities may adversely affect an Underlying Portfolio's ability to invest effectively in accordance with its investment objectives and policies, and may harm other Contract Owners. Accordingly, individuals and organizations that use market-timing investment strategies and make frequent transfers should not purchase this Contract.



In order to prevent "market timing" activities that may harm or disadvantage other Contract Owners, the Company may (a) reject or restrict any specific payment and transfer request and (b) impose specific limitations with respect to market timers, including restricting transfers by market timers to certain Underlying Portfolios. In addition, some of the Underlying Portfolios have reserved the right to temporarily or permanently refuse payments or transfer requests from the Company if, in the judgment of the Underlying Portfolio's investment adviser, the Underlying Portfolio would be unable to invest effectively in accordance with its investment objective or policies, or would otherwise potentially be adversely affected. Accordingly, the Company may not be in a position to effect certain allocations or transfers requested by market timers and may refuse such requests without prior notice. Subject to state law, the Company reserves the right to impose, without prior notice, restrictions on allocations and transfers that it determines, in its sole discretion, will disadvantage or potentially hurt the rights or interests of other Contract Owners. If any of these actions are taken, the Company will notify the market timer of the action as soon as possible.


PAYMENTS

The Company issues a Contract when its underwriting requirements, which include receipt of the initial payment and allocation instructions by the Company at its Principal Office, are met. These requirements also may include the proper completion of an application; however, where permitted, the Company may issue a Contract without completion of an application and/or signature for certain classes of Contracts. The Company reserves the right to reject an application or request to issue a Contract. Any such rejection will not discriminate unfairly among purchasers.

Payments are to be made payable to the Company. A net payment is equal to the payment received less the amount of any applicable premium tax. The initial net payment is credited to the Contract and allocated among the requested investment options as of the date that all issue requirements are properly met. If all issue requirements are not completed within five business days of the Company's receipt of the initial payment, the payment will be returned immediately unless the applicant authorizes the Company to retain it pending completion of all issue requirements. Subsequent payments will be credited as of the Valuation Date received at the Principal Office, on the basis of accumulation unit value next determined after receipt.

Payments may be made to the Contract at any time prior to the Annuity Date, or prior to payment of the death benefit, subject to certain minimums:

    - Currently, the initial payment must be at least $5,000 ($2,000 for IRA's). A lower minimum amount may be permitted if monthly automatic payments are being forwarded directly from a financial institution.

    - Each subsequent payment must be at least $50.

    - The minimum allocation to a Guarantee Period Account is $1,000. If less than $1,000 is allocated to a Guarantee Period Account, the Company reserves the right to apply that amount to the Pioneer Money Market VCT Portfolio.

Generally, unless otherwise requested, all subsequent payments will be allocated among investment options in the same proportion that the initial net payment is allocated or, if subsequently changed, according to the most recent allocation instructions. Prior to the Annuity Date, you may utilize up to seventeen variable Sub-Accounts at any one time, in addition to the Pioneer Money Market VCT Portfolio.

RIGHT TO CANCEL INDIVIDUAL RETIREMENT ANNUITY

An individual purchasing a Contract intended to qualify as an IRA may cancel the Contract at any time within ten days after receipt of the Contract and receive a refund. In order to cancel the Contract, the Owner must mail or deliver the Contract to the agent through whom the Contract was purchased, to the Company's Principal Office at 440 Lincoln Street, Worcester, MA 01653, or to an authorized representative. Mailing or delivery must occur within ten days after receipt of the Contract for cancellation to be effective.

Within seven days, the Company will provide a refund equal to gross payment(s) received. In some states, however, the refund may equal the greater of (a) gross payments or (b) the amounts allocated to the Fixed and Guaranteed Period Accounts plus the Accumulated Value of amounts in the Sub-Accounts plus any amounts deducted under the Contract or by the Underlying Portfolios for taxes, charges or fees. At the time the Contract is issued the "Right to Examine" provision on the cover of the Contract will specifically indicate whether the refund will be equal to gross payments or equal to the greater of
(a) or (b) as set forth above.

The liability of the Variable Account under this provision is limited to the Owner's Accumulated Value in the Sub-Accounts on the date of cancellation. Any additional amounts refunded to the Owner will be paid by the Company.

RIGHT TO CANCEL ALL OTHER CONTRACTS

An Owner may cancel the Contract at any time within ten days after receipt of the Contract (or longer if required by state law) and receive a refund. In most states the Company will pay the Owner an amount equal to the sum of (1) the difference between the payment received, including fees, and any amount allocated to the Variable Account, and (2) the Accumulated Value of amounts allocated to the Variable Account as of the date the request is received. If the Contract was purchased as an IRA or issued in a state that requires a full refund of the initial payment(s), the IRA cancellation right described above will be used. At the time the Contract is issued, the "Right to Examine" provision on the cover of the Contract will specifically indicate what the refund will be and the time period allowed to exercise the right to cancel.

In order to comply with New York regulations concerning the purchase of a new annuity contract to replace an existing life or annuity contract (a "replacement"), an Owner who purchases the Contract in New York as a replacement may cancel within 60 days after receipt. In order to cancel the Contract, the Owner must mail or deliver it to the Company's Principal Office or to one of its authorized representatives. The Company will refund an amount equal to the Surrender Value plus all fees and charges and the Contract will be void from the beginning.

TELEPHONE TRANSACTIONS PRIVILEGE

Subject to state law, you, or anyone you authorize, may initiate transactions over the telephone, unless you notify the Company of your election not to have this privilege. The policy of the Company and its agents and affiliates is that it will not be responsible for losses resulting from acting upon telephone requests reasonably believed to be genuine. The Company will employ reasonable procedures to confirm that instructions communicated by telephone are genuine; otherwise, the Company may be liable for any losses due to unauthorized or fraudulent instructions. Such procedures may include, among other things, requiring some form of personal identification prior to acting upon instructions received by telephone. All telephone instructions are tape-recorded. The Company reserves the right to modify or discontinue this privilege at any time without prior notice.

The Company cannot guarantee that you, or any other person you authorize, will always be able to reach us to complete a telephone transaction. Under these circumstances, you should submit your request in writing or other form acceptable to us.

TRANSFER PRIVILEGE


Prior to the Annuity Date and subject to the market timing limitations described above under DESCRIPTION OF THE CONTRACT, the Owner may transfer amounts among investment options at any time upon written or, in most jurisdictions, telephone request to the Company. Transfers may be made to and among all of the available Sub-Accounts as long as no more than seventeen Sub-Accounts, in addition to the Pioneer Money Market VCT Portfolio, are utilized at any one time. Transfer values will be based on the Accumulated Value next computed after receipt of the transfer request.


Transfers to a Guarantee Period Account must be at least $1,000. If the amount to be transferred to a Guarantee Period Account is less than $1,000, the Company may transfer that amount to the Pioneer Money Market VCT Portfolio. Transfers from a Guarantee Period Account prior to the expiration of the Guarantee Period will be subject to a Market Value Adjustment.


If an Owner requests a transfer of an amount from a Sub-Account that is higher than the amount in the Sub-Account on the Valuation Date (for example, if a request is made to transfer $100 from a Sub-Account but the Accumulated Value in the Sub-Account on the Valuation Date is only $98), the Company will transfer all of the Accumulated Value in the Sub-Account.


The first twelve transfers in a Contract year are guaranteed to be free of any transfer charge. The Company does not currently charge for additional transfers but reserves the right to assess a charge, guaranteed never to exceed $25, to reimburse it for the expense of processing these additional transfers. If you authorize periodic transfers under an Automatic Transfer option (Dollar Cost Averaging), or an Automatic Account Rebalancing option, the first automatic transfer or rebalancing under a request counts as one transfer for purposes of the 12 transfers guaranteed to be free of a transfer charge in each Contract year. Each subsequent transfer or rebalancing under that request in the same or a subsequent Contract year is without charge and does not reduce the remaining number of transfers which may be made free of charge.

The Owner may authorize an independent third party to transact allocations and transfers in accordance with an asset allocation strategy or other investment strategy. The Company may provide administrative or other support services to these independent third parties, however, the Company does not engage any third parties to offer allocation or other investment services under this Contract, does not endorse or review any allocation or transfer recommendations and is not responsible for the investment results of such allocations or transfers transacted on the Owner's behalf. In addition, the Company reserves the right to discontinue services or limit the number of Portfolios that it may provide such services to. The Company does not charge the Owner for providing additional support services.

AUTOMATIC TRANSFERS (DOLLAR COST AVERAGING) AND AUTOMATIC ACCOUNT REBALANCING OPTIONS. The Owner may elect automatic transfers of a predetermined dollar amount, not less than $100, on a periodic basis (monthly, bi-monthly, quarterly, semi-annually or annually) from either the Fixed Account, the Sub-Account investing in the Pioneer Money Market VCT Portfolio or the Sub-Account investing in the Pioneer America Income VCT Portfolio (the "source accounts") to one or more available Sub-Accounts. Automatic transfers may not be made into the Fixed Account, the Guarantee Period Accounts or, if applicable, the Portfolio being used as the source account. If an automatic transfer would reduce the balance in the source account to less than

$100, the entire balance will be transferred proportionately to the chosen Sub-Accounts. Automatic transfers will continue until the amount in the source account on a transfer date is zero or the Owner's request to terminate the option is received by the Company. If additional amounts are allocated to the source account after its balance has fallen to zero, this option will not restart automatically, and the Owner must provide a new request to the Company.

To the extent permitted by law, the Company reserves the right, from time to time, to credit an enhanced interest rate to certain initial and/or subsequent payments made to the Fixed Account when it is being used as the source account from which to process automatic transfers. For more information, see "Enhanced Automatic Transfer (Dollar Cost Averaging) Program" in the SAI.

The Owner may request automatic rebalancing of Sub-Account allocations on a monthly, bi-monthly, quarterly, semi-annual or annual basis in accordance with percentage allocations specified by the Owner. As frequently as requested, the Company will review the percentage allocations in the Portfolios and, if necessary, transfer amounts to ensure conformity with the designated percentage allocation mix. If the amount necessary to re-establish the mix on any scheduled date is less than $100, no transfer will be made. Automatic Account Rebalancing will continue until the Owner's request to terminate or change the option is received by the Company. As such, subsequent payments allocated in a manner different from the percentage allocation mix in effect on the date the payment is received will be reallocated in accordance with the existing mix on the next scheduled date unless the Owner's timely request to change the mix or terminate the option is received by the Company.

The Company reserves the right to limit the number of Sub-Accounts that may be used for automatic transfers and rebalancing, and to discontinue either option upon advance written notice. Currently, Dollar Cost Averaging and Automatic Account Rebalancing may not be in effect simultaneously. Either option may be elected at no additional charge when the Contract is purchased or at a later date.

SURRENDER


At any time prior to the Annuity Date, the Owner may surrender the Contract and receive its Surrender Value less any tax withholding. The Owner must return the Contract and a signed, written request for surrender on a Company approved form to the Principal Office. The Surrender Value will be calculated based on the Contract's Accumulated Value as of the Valuation Date on which the request and the Contract are received at the Principal Office.


Before the Annuity Date, a surrender charge may be deducted when a Contract is surrendered if payments have been credited to the Contract during the last seven full Contract years. See CHARGES AND DEDUCTIONS. The Contract fee will be deducted upon surrender of the Contract.

After the Annuity Date, only a Contract annuitized under a commutable period certain option may be surrendered. The amount payable is the commuted value of any unpaid installments, computed on the basis of the assumed interest rate incorporated in such annuity benefit payments. No surrender charge is imposed after the Annuity Date.

Any amount surrendered is normally payable within seven days following the Company's receipt of the surrender request. The Company reserves the right to defer surrenders and withdrawals of amounts in each Sub-Account in any period during which (1) trading on the New York Stock Exchange is restricted as determined by the SEC or such Exchange is closed for other than weekends and holidays, (2) the SEC has, by order, permitted such suspension, or (3) an emergency, as determined by the SEC, exists such that disposal of portfolio securities or valuation of assets of a separate account is not reasonably practicable.

The Company reserves the right to defer surrenders and withdrawals of amounts allocated to the Company's Fixed Account and Guarantee Period Accounts for a period not to exceed six months.

The surrender rights of Owners who are participants under Section 403(b) plans or who are participants in the Texas Optional Retirement Program ("Texas ORP") are restricted; see "Tax-Sheltered Annuities" and "Texas Optional Retirement Program."

For important tax consequences which may result from surrender, see FEDERAL TAX CONSIDERATIONS.

WITHDRAWALS


At any time prior to the Annuity Date, an Owner may withdraw a portion of the Accumulated Value of his or her Contract, subject to the limits stated below. The Owner must submit to the Principal Office a signed, written request for withdrawal on a Company approved form. The written request must indicate the dollar amount the Owner wishes to receive and the investment options from which such amount is to be withdrawn. The amount withdrawn equals the amount requested by the Owner plus any applicable surrender charge, as described under CHARGES AND DEDUCTIONS. In addition, amounts withdrawn from a Guarantee Period Account prior to the end of the applicable Guarantee Period will be subject to a Market Value Adjustment, as described under GUARANTEE PERIOD ACCOUNTS.


Where allocations have been made to more than one investment option, a percentage of the withdrawal may be allocated to each such option. A withdrawal from a Sub-Account will result in cancellation of a number of units equivalent in value to the amount withdrawn, computed as of the Valuation Date that the request is received at the Principal Office.


Each withdrawal must be a minimum amount of $100.


For important restrictions on withdrawals which are applicable to Owners who are participants under Section 403(b) plans or under the Texas ORP, see FEDERAL TAX CONSIDERATIONS, "Tax-Sheltered Annuities" and "Texas Optional Retirement Program." For important tax consequences which may result from withdrawals, see FEDERAL TAX CONSIDERATIONS.

SYSTEMATIC WITHDRAWALS. The Owner may elect an automatic schedule of withdrawals (systematic withdrawals) from amounts in the Sub-Accounts and/or the Fixed Account on a monthly, bi-monthly, quarterly, semi-annual or annual basis. Systematic withdrawals from Guarantee Period Accounts are not available. The minimum amount of each automatic withdrawal is $100, and will be subject to any applicable withdrawal charges. If elected at the time of purchase, the Owner must designate in writing the specific dollar amount of each withdrawal and the percentage of this amount which should be taken from each designated Sub-Account and/or the Fixed Account. Systematic withdrawals then will begin on the date indicated on the application. If elected after the issue date, the Owner may elect, by written request, a specific dollar amount and the percentage of this amount to be taken from each designated Sub-Account and/or the Fixed Account, or the Owner may elect to withdraw a specific percentage of the Accumulated Value calculated as of the withdrawal dates, and may designate the percentage of this amount which should be taken from each account. The first withdrawal will take place on the date the written request is received at the Principal Office or, if later, on a date specified by the Owner.

If a withdrawal would cause the remaining Accumulated Value to be less than $1,000, systematic withdrawals may be discontinued. Systematic withdrawals will cease automatically on the Annuity Date. The Owner may change or terminate systematic withdrawals only by written request to the Principal Office.

LIFE EXPECTANCY DISTRIBUTIONS. Each calendar year prior to the Annuity Date, an Owner who also is the Annuitant may elect to make a series of systematic withdrawals from the Contract according to the Company's life expectancy distribution ("LED") option. The Owner must return by returning a properly signed LED request form to the Principal Office.

The Owner may elect monthly, bi-monthly, quarterly, semi-annual, or annual LED distributions, and may terminate the LED option at any time. Under contracts issued in Hawaii and New York, the LED option will terminate automatically on the maximum Annuity Date permitted under the Contract, at which time an Annuity Option must be selected.

If an Owner elects the Company's LED option (based upon the applicable IRS tables), in each calendar year a fraction of the Accumulated Value is withdrawn without a surrender charge based on the Owner's then life expectancy (or the joint life expectancy of the Owner and a beneficiary.) The numerator of the fraction is 1 (one) and the denominator of the fraction is the remaining life expectancy of the Owner, as determined annually by the Company. The resulting fraction, expressed as a percentage, is applied to the Accumulated Value at the beginning of the year to determine the amount to be distributed during the year. Under the Company's LED option, the amount withdrawn from the Contract changes each year, because life expectancy changes each year that a person lives. For example, actuarial tables indicate that a person age 70 has a life expectancy of 16 years, but a person who attains age 86 has a life expectancy of another 6.5 years. Where the Owner is a trust or other nonnatural person, the Owner may elect the LED option based on the Annuitant's life expectancy.


(Note: this option may not produce annual distributions that meet the definition of "substantially equal periodic payments" as defined under Code Section 72(t). As such, the withdrawals may be treated by the Internal Revenue Service (IRS) as premature distributions from the Contract and may be subject to a 10% federal tax penalty. Owners seeking distributions over their life under this definition should consult their tax advisor. For more information, see FEDERAL TAX CONSIDERATIONS, "TAXATION OF THE CONTRACT." In addition, if the amount necessary to meet the substantially equal periodic payment definition is greater than the Company's LED amount, a surrender charge may apply to the amount in excess of the LED amount.)


The Company may discontinue or change the LED option at any time, but not with respect to election of the option made prior to the date of any change in the LED option.

DEATH BENEFIT

In the event that the Annuitant, Owner or Joint Owner, if applicable, dies while the Contract is in force, the Company will pay the beneficiary a death benefit, except where the Contract is continued as provided below in "THE SPOUSE OF THE OWNER AS BENEFICIARY." The amount of the death benefit and the time requirements for receipt of payment may vary depending upon whether the Annuitant or an Owner dies first, and whether death occurs prior to or after the Annuity Date.

DEATH OF THE ANNUITANT PRIOR TO THE ANNUITY DATE. At the death of the Annuitant (including an Owner who is also the Annuitant), the death benefit is equal to the greatest of (a) the Accumulated Value on the Valuation Date that the Company receives the death certificate and all necessary claim paperwork, increased by any positive Market Value Adjustment; (b) gross payments compounded daily at an effective annual yield of 5% starting on the date each payment is applied and continuing throughout that payment's entire accumulation phase, decreased proportionately to reflect withdrawals (except in Hawaii and New York where
(b) equals gross payments decreased proportionately to reflect withdrawals); or
(c) the death benefit that would have been payable on the most recent Contract anniversary, increased for subsequent payments and decreased proportionately for subsequent withdrawals. For each withdrawal under (b) or (c), the proportionate reduction is calculated as follows:

                            Amount of the Withdrawal
                ------------------------------------------------
             Accumulated Value immediately prior to the withdrawal

This guaranteed death benefit works in the following way assuming no withdrawals are made. On the first anniversary, the death benefit will be equal to the greater of (a) the Accumulated Value on the Valuation Date that the Company receives the death certificate and all necessary claim paperwork (increased by any positive Market Value Adjustment) or (b) gross payments compounded daily at an effective annual yield of 5% (except in Hawaii and New York where (b) equals gross payments). The higher of (a) or (b) will then be locked in until the second anniversary, at which time the death benefit will be equal to the greatest of (a) the Contract's then current Accumulated Value increased by any positive Market Value Adjustment; (b) gross payments compounded daily at an effective annual yield of 5% (gross payments in Hawaii and New York) or (c) the locked-in value of the death benefit at the first anniversary. The greatest of (a), (b) or (c) will be locked in until the next Contract anniversary. This calculation will then be repeated on each anniversary while the Contract remains in force and prior to the Annuity Date. As noted above, the values of (b) and (c) will be decreased proportionately if withdrawals are taken. See APPENDIX C -- THE DEATH BENEFIT for specific examples of death benefit calculations.

DEATH OF AN OWNER WHO IS NOT ALSO THE ANNUITANT PRIOR TO THE ANNUITY DATE. If an Owner who is not also the Annuitant dies before the Annuity Date, the death benefit will be the Accumulated Value increased by any positive Market Value Adjustment. The death benefit never will be reduced by a negative Market Value Adjustment.


PAYMENT OF THE DEATH BENEFIT PRIOR TO THE ANNUITY DATE. The death benefit generally will be paid to the beneficiary in one sum within seven business days of the receipt of due proof of death at the Principal Office. Instead of payment in one sum, the beneficiary may, by written request, elect to:


    (1) defer distribution of the death benefit for a period no more than five years from the date of death; or

    (2) receive distributions over the life of the beneficiary for a period certain not extending beyond the beneficiary's life expectancy, with annuity benefit payments beginning one year from the date of death.


However, if the Owner has specified a death benefit annuity option, the death benefit will be paid out accordingly. Any death benefit annuity option specified by the Owner must comply with the requirements set forth in paragraph
(2) above.


If distribution of the death benefit is deferred under (1) or (2), any value in the Guarantee Period Accounts will be transferred to the Sub-Account investing in the Pioneer Money Market VCT Portfolio. The excess, if any, of the death benefit over the Accumulated Value also will be transferred to the Sub-Account investing in the Pioneer Money Market VCT Portfolio. The beneficiary may, by written request, effect transfers and withdrawals during the deferral period and prior to annuitization under (2), but may not make additional payments. The death benefit will reflect any earnings or losses experienced during the deferral period. If there are multiple beneficiaries, the consent of all is required.

With respect to the death benefit, the Accumulated Value will be based on the unit values next computed after receipt of due proof of death.

DEATH OF THE ANNUITANT ON OR AFTER THE ANNUITY DATE. If the Annuitant's death occurs on or after the Annuity Date but before completion of all guaranteed annuity benefit payments, any unpaid amounts or installments will be paid to the beneficiary. The Company must pay out the remaining payments at least as rapidly as under the payment option in effect on the date of the Annuitant's death.

THE SPOUSE OF THE OWNER AS BENEFICIARY

The Owner's spouse, if named as the sole beneficiary, may by written request continue the Contract rather than receiving payment of the death benefit. Upon such election, the spouse will become the Owner and Annuitant subject to the following: (1) any value in the Guarantee Period Accounts will be transferred to the Sub-Account investing in the Pioneer Money Market VCT Portfolio and (2) the excess, if any, of the death benefit over the Contract's Accumulated Value also will be transferred to the Sub-Account investing in the

Pioneer Money Market VCT Portfolio. The resulting value will never be subject to a surrender charge when withdrawn. The new Owner may also make additional payments; however, a surrender charge will apply to these amounts if they are withdrawn before they have been invested in the Contract for at least seven years. All other rights and benefits provided in the Contract will continue, except that any subsequent spouse of such new Owner will not be entitled to continue the Contract when the new Owner dies.

OPTIONAL ENHANCED EARNINGS RIDER


The Enhanced Earnings Rider (EER) may have been elected at issue in most jurisdictions as long as the Annuitant had not yet attained age 76. The Rider provides for additional amounts to be paid to the beneficiary under certain circumstances in the event that the Annuitant dies prior to the Annuity Date. For specific charges see "OPTIONAL RIDER CHARGES" under CHARGES AND DEDUCTIONS.


The Company reserves the right to terminate the availability of the EER at any time; however, such a termination would not effect Riders issued prior to the termination date.

CONDITIONS FOR PAYMENT OF THE EER BENEFIT

For any benefit to be payable under the EER, certain conditions must be met, as follows:

1.  The Annuitant's death must occur prior to the Annuity Date.

2.  The difference between (a) and (b) must be greater than zero, where:

    (a) is the Accumulated Value, and

    (b) is gross payments not previously withdrawn.

    If (a) minus (b) is zero or less, no benefit will be payable.

Under the EER, Accumulated Value is determined on the Valuation Date on which due proof of death and all necessary documentation have been received at the Principal Office.

For purposes of the EER, withdrawals will be considered withdrawn from earnings first and then withdrawn from gross payments on a last-in, first-out basis. Therefore, the value of the EER largely depends on the amount of earnings that accumulate under the Contract. If you expect to withdraw the earnings from your Accumulated Value, electing the EER may not be appropriate. Your financial representative can help you determine if the EER is appropriate in your circumstances.

AMOUNT OF EER BENEFIT

ANNUITANT'S AGE AT ISSUE -- 0 TO 65 -- If a benefit is payable under the EER and the Contract was issued prior to the Annuitant's 66th birthday, it will be equal to the LESSER of:

(1) 80% of gross payments not previously withdrawn. (For purposes of this calculation only, except for the Initial Payment, gross payments shall not include payments made under the Contract during the 12-month period immediately prior to the date of death.); or

(2) 40% of the difference between the Accumulated Value and gross payments not previously withdrawn.

ANNUITANT'S AGE AT ISSUE -- 66 TO 70 -- If a benefit is payable under the EER and the Contract was issued on or after the Annuitant's 66th birthday and before his or her 71st birthday, it will be equal to the LESSER of:

(1) 40% of gross payments not previously withdrawn. (For purposes of this calculation only, except for the Initial Payment, gross payments shall not include payments made under the Contract during the 12-month period immediately prior to the date of death.); or

(2) 40% of the difference between the Accumulated Value and gross payments not previously withdrawn.

ANNUITANT'S AGE AT ISSUE -- 71 TO 75 -- If a benefit is payable under the EER and the Contract was issued on or after the Annuitant's 71st birthday and before his or her 76th birthday, it will be equal to the LESSER of:

(1) 25% of gross payments not previously withdrawn. (For purposes of this calculation only, except for the Initial Payment, gross payments shall not include payments made under the Contract during the 12-month period immediately prior to the date of death.); or

(2) 25% of the difference between the Accumulated Value and gross payments not previously withdrawn.

The EER benefit shall be paid in the same manner that the death benefit is paid prior to the Annuity Date.

EXAMPLES

EXAMPLE 1. Assume that the Annuitant is 67 years old at the time the Contract is issued and the Enhanced Earnings Rider is selected. The Owner makes an initial payment of $100,000 and does not make any subsequent payments or take any withdrawals. Further assume that the Annuitant dies five years later and on the date that due proof of death and all necessary documentation are received by the Company the Accumulated Value is equal to $150,000.

The EER benefit on that date is equal to the LESSER of:

(1) 40% of the gross payments (not previously withdrawn) made to the Contract (excluding payments made in the 12 months prior to the date of death) = (40% x 100,000) = $40,000; or

(2) 40% of the difference between the Accumulated Value and the gross payments (not previously withdrawn) made to the contract = (40% x (150,000 - 100,000)) = $20,000

The EER benefit is equal to $20,000 under (2), which is the lesser of $40,000 (40% x 100,000) and $20,000 (40% x (150,000 - 100,000)).

EXAMPLE 2. Assume that the Annuitant is 67 years old at the time the Contract is issued and the Enhanced Earnings Rider is selected. The Owner makes an initial payment of $100,000 and does not make any subsequent payments or take any withdrawals. Further assume that the Annuitant dies ten years later and on the date that due proof of death and all necessary documentation are received by the Company the Accumulated Value is equal to $250,000.

The EER benefit on that date is equal to the LESSER of:

(1) 40% of the gross payments (not previously withdrawn) made to the Contract (excluding payments made in the 12 months prior to the date of death) = (40% x $100,000) = $40,000; or

(2) 40% of the difference between the Accumulated Value and the gross payments (not previously withdrawn) made to the Contract = (40% x ($250,000 - $100,000)) = $60,000

The EER benefit is equal to $40,000 under (1), which is the lesser of $40,000 (40% x $100,000) and $60,000 (40% x ($250,000 - $100,000)).

EXAMPLE 3. Assume that the Annuitant is 67 years old at the time the Contract is issued and the Enhanced Earnings Rider is selected. The Owner makes an initial payment of $100,000 and does not make any subsequent payments. Further assume that the Owner takes a $15,000 withdrawal and that the Accumulated Value was equal to $150,000 before the withdrawal was taken. Since there was $50,000 of earnings in the Contract at the time of withdrawal, for purposes of the Enhanced Earnings Rider the withdrawal is considered to be a withdrawal of $15,000 of earnings. Immediately after the withdrawal, the Accumulated Value is $135,000 and the gross payments (not previously withdrawn) is $100,000.

Immediately after the withdrawal, the EER benefit is equal to the LESSER of:

(1) 40% of the gross payments (not previously withdrawn) made to the Contract (excluding payments made in the 12 months prior to the date of death) = (40% x $100,000) = $40,000; or

(2) 40% of the difference between the Accumulated Value and the gross payments (not previously withdrawn) made to the contract = (40% x ($135,000 - $100,000)) = $14,000

The EER benefit is equal to $14,000 under (2), which is the lesser of $40,000 (40% x 100,000) and $14,000 (40% x ($135,000 - $100,000)).

EXAMPLE 4. Assume that the Annuitant is 67 years old at the time the Contract is issued and the Enhanced Earnings Rider is selected. The Owner makes an initial payment of $100,000 and does not make any subsequent payments. Further assume that the Owner takes a $65,000 withdrawal and that the Accumulated Value was equal to $150,000 before the withdrawal was taken. Since there was $50,000 of earnings in the Contract at the time of the withdrawal, for purposes of the Enhanced Earnings Rider the withdrawal of $65,000 is considered to be a withdrawal of $50,000 earnings and $15,000 of gross payments. Immediately after the withdrawal, the Accumulated Value is $85,000 and the gross payments (not previously withdrawn) is $85,000.

Immediately after the withdrawal, the EER benefit is equal to the LESSER of:

(1) 40% of the gross payments (not previously withdrawn) made to the Contract (excluding payments made in the 12 months prior to the date of death) = (40% x $85,000) = $34,000; or

(2) 40% of the difference between the Accumulated Value and the gross payments (not previously withdrawn) made to the contract = (40% x ($85,000 - $85,000)) = $0

The EER benefit is equal to $0 under (2), which is the lesser of $34,000 (40% x $85,000) and $0 (40% x ($85,000 - $85,000)).

TERMINATING THE EER

Once the EER is chosen, it cannot be discontinued unless the underlying contract is surrendered, annuitized, or a death benefit is payable. The EER will terminate on the earliest of the following:

1.  the Annuity Date;

2.  the date the Contract is surrendered;

3.  the date the Company determines a death benefit is payable; or

4. if the deceased Owner's spouse, who is the sole beneficiary, continues the contract.

If the payment of the death benefit is deferred under the Contract or if the Contract is continued by the deceased Owner's spouse, the amount of the EER benefit, if any, will be applied to the Contract through an allocation to the Sub-Account investing in the Pioneer Money Market VCT Portfolio and the EER will terminate.

ASSIGNMENT


The Contract, other than one sold in connection with certain qualified plans, may be assigned by the Owner at any time prior to the Annuity Date and while the Annuitant is alive (see FEDERAL TAX CONSIDERATIONS). The Company will not be deemed to have knowledge of an assignment unless it is made in writing on a Company approved form and filed at the Principal Office. The Company will not assume responsibility for determining the validity of any assignment. If an assignment of the Contract is in effect on the Annuity Date, the Company reserves the right to pay to the assignee, in one sum, that portion of the

Surrender Value of the Contract to which the assignee appears to be entitled. The Company will pay the balance, if any, in one sum to the Owner in full settlement of all liability under the Contract. The interest of the Owner and of any beneficiary will be subject to any assignment.


ELECTING THE FORM OF ANNUITY AND THE ANNUITY DATE

The Owner selects the Annuity Date. To the extent permitted by law, the Annuity Date may be the first day of any month (1) before the Annuitant's 85th birthday, if the Annuitant's age on the issue date of the Contract is 75 or under, or
(2) within ten years from the issue date of the Contract and before the Annuitant's 90th birthday, if the Annuitant's age on the issue date is between 76 and 90. The Owner may elect to change the Annuity Date by sending a request to the Principal Office at least one month before the Annuity Date. The new Annuity Date must be the first day of any month occurring before the Annuitant's 90th birthday, and must be within the life expectancy of the Annuitant. The Company shall determine such life expectancy at the time a change in Annuity Date is requested. In no event will the latest possible annuitization age exceed 90.


If the Annuity Date under a non-qualified Contract is deferred until the Owner reaches an age that is significantly beyond the Owner's life expectancy, it is possible that the Contract will not be considered an annuity for federal tax purposes. In addition, the Internal Revenue Code ("the Code") and the terms of qualified plans impose limitations on the age at which annuity benefit payments may commence and the type of annuity option selected. The Owner should carefully review the selection of the Annuity Date with his/her tax adviser. See FEDERAL TAX CONSIDERATIONS for further information.



Subject to certain restrictions described below, the Owner has the right (1) to select the annuity option under which annuity benefit payments are to be made, and (2) to determine whether payments are to be made on a fixed basis, a variable basis, or a combination fixed and variable basis. Certain annuity options may be commutable or noncommutable. A commutable option provides the Owner with the right to request a lump sum payment of any remaining balance after annuity payments have commenced. Under a noncommutable option, the Owner may not request a lump sum payment. Annuity benefit payments are determined according to the annuity tables in the Contract, by the annuity option selected, and by the investment performance of the account(s) selected. See "ANNUITY BENEFIT PAYMENTS AND ACCUMULATION UNIT CALCULATION" in the SAI.


To the extent a fixed annuity payout option is selected, Accumulated Value will be transferred to the Fixed Account of the Company, and the annuity benefit payments will be fixed in amount. See APPENDIX A -- MORE INFORMATION ABOUT THE FIXED ACCOUNT.

Under a variable annuity payout option, a payment equal to the value of the fixed number of Annuity Units in the Sub-Account(s) is made monthly, quarterly, semi-annually or annually. Since the value of an Annuity Unit in a Sub-Account will reflect the investment performance of the Sub-Account, the amount of each annuity benefit payment will vary.

The annuity option(s) selected must produce an initial payment of at least $50 (a lower amount may be required in some states). The Company reserves the right to increase this minimum amount. If the annuity option(s) selected do(es) not produce an initial payment which meets this minimum, a single payment may be made. Once the Company begins making annuity benefit payments, the Annuitant cannot make withdrawals or surrender the annuity benefit, except where a commutable period certain option has been elected. Beneficiaries entitled to receive remaining payments under either a commutable or noncommutable period certain option may elect instead to receive a lump sum settlement. See "DESCRIPTION OF VARIABLE ANNUITY PAYOUT OPTIONS," below.

If the Owner does not elect an option, a variable life annuity with periodic payments guaranteed for ten years will be purchased. Changes in either the Annuity Date or annuity option can be made up to one month prior to the Annuity Date.

DESCRIPTION OF VARIABLE ANNUITY PAYOUT OPTIONS


The Company provides the variable annuity payout options described below. Currently, variable annuity payout options may be funded through the Sub-Accounts investing in the Pioneer Fund VCT Portfolio, Pioneer Growth Shares VCT Portfolio, Pioneer International Value VCT Portfolio, and the Pioneer America Income VCT Portfolio.


The Company also provides these same options funded through the Fixed Account (fixed annuity payout). Regardless of how payments were allocated during the accumulation period, any of the variable payout options or the fixed payout options may be selected, or any of the variable payout options may be selected in combination with any of the fixed payout options. Other annuity options may be offered by the Company. IRS regulations may not permit certain of the available annuity payout options when used in connection with certain qualified Contracts.

VARIABLE LIFE ANNUITY WITH PAYMENTS GUARANTEED FOR TEN YEARS. This variable annuity is payable periodically during the lifetime of the Annuitant with the guarantee that if the Annuitant should die before all payments have been made, the remaining annuity benefit payments will continue to the beneficiary.

VARIABLE LIFE ANNUITY PAYABLE PERIODICALLY DURING LIFETIME OF THE ANNUITANT ONLY. This variable annuity is payable during the Annuitant's life. It would be possible under this option for the Annuitant to receive only one annuity benefit payment if he/she dies prior to the due date of the second annuity benefit payment, two annuity benefit payments if he/she dies before the due date of the third annuity benefit payment, and so on. Payments will continue, however, during the Annuitant's lifetime, no matter how long he or she lives.

UNIT REFUND VARIABLE LIFE ANNUITY. This is an annuity payable periodically during the lifetime of the Annuitant with the guarantee that if (1) exceeds (2), then periodic variable annuity benefit payments will continue to the beneficiary until the number of such payments equals the number determined in (1).

       Where:  (1)   is the dollar amount of the Accumulated Value at
                     annuitization divided by the dollar amount of the first payment, and

                (2) is the number of payments paid prior to the death of the Annuitant.

JOINT AND SURVIVOR VARIABLE LIFE ANNUITY. This variable annuity is payable jointly to the Annuitant and another individual during their joint lifetime, and then continues thereafter during the lifetime of the survivor. The amount of each payment to the survivor is based on the same number of Annuity Units which applied during the joint lifetime of the two payees. One of the payees must be either the person designated as the Annuitant under the Contract or the beneficiary. There is no minimum number of payments under this option.

JOINT AND TWO-THIRDS SURVIVOR VARIABLE LIFE ANNUITY. This variable annuity is payable jointly to the Annuitant and another individual during their joint lifetime, and then continues thereafter during the lifetime of the survivor. The amount of each periodic payment to the survivor, however, is based upon two-thirds of the number of Annuity Units which applied during the joint lifetime of the two payees. One of the payees must be the person designated as the Annuitant under the Contract or the beneficiary. There is no minimum number of payments under this option.

PERIOD CERTAIN VARIABLE ANNUITY. This variable annuity has periodic payments for a stipulated number of years ranging from one to 30. If the Annuitant dies before the end of the period, remaining payments will continue to be paid. A fixed period certain annuity may be either commutable or noncommutable. A variable period certain annuity is automatically commutable.

It should be noted that the period certain option does not involve a life contingency. In computing payments under this option, the Company deducts a charge for annuity rate guarantees, which includes a factor for mortality risks. Although not contractually required to do so, the Company currently follows a practice of permitting persons receiving payments under a period certain option to elect to convert to a variable annuity involving a life contingency. The Company may discontinue or change this practice at any time, but not with respect to election of the option made prior to the date of any change in this practice.

ANNUITY BENEFIT PAYMENTS

DETERMINATION OF THE FIRST VARIABLE ANNUITY BENEFIT PAYMENT. The amount of the first monthly payment depends upon the selected variable annuity option, the sex (however, see "NORRIS DECISION" below) and age of the Annuitant, and the value of the amount applied under the annuity option ("annuity value"). The Contract provides annuity rates that determine the dollar amount of the first periodic payment under each variable annuity option for each $1,000 of applied value. From time to time, the Company may offer its Owners both fixed and variable annuity rates more favorable than those contained in the Contract. Any such rates will be applied uniformly to all Owners of the same class.

The dollar amount of the first periodic annuity benefit payment is calculated based upon the type of annuity option chosen, as follows:

    - For life annuity options and noncommutable fixed period certain options of ten years or more (six or more years under New York Contracts), the dollar amount is determined by multiplying (1) the Accumulated Value applied under that option (after application of any Market Value Adjustment and less premium tax, if any) divided by $1,000, by (2) the applicable amount of the first monthly payment per $1,000 of value.

    - For commutable period certain options, any noncommutable fixed period certain option of less than ten years (less than six years under New York Contracts), and all variable period certain options, the dollar amount is determined by multiplying (1) the Surrender Value less premium taxes, if any, applied under that option (after application of any Market Value Adjustment and less premium tax, if any) divided by $1,000, by (2) the applicable amount of the first monthly payment per $1,000 of value.

    - For a death benefit annuity, the annuity value will be the amount of the death benefit.

The first periodic annuity benefit payment is based upon the Accumulated Value as of a date not more than four weeks preceding the date that the first annuity benefit payment is due. The Company transmits variable annuity benefit payments for receipt by the payee by the first of a month. Variable annuity benefit payments are currently based on unit values as of the 15th day of the preceding month.

THE ANNUITY UNIT. On and after the Annuity Date, the Annuity Unit is a measure of the value of the monthly annuity benefit payments under a variable annuity option. The value of an Annuity Unit in each Sub-Account initially was set at $1.00. The value of an Annuity Unit under a Sub-Account on any Valuation Date thereafter is equal to the value of such unit on the immediately preceding Valuation Date, multiplied by the net investment factor of the Sub-Account for the current Valuation Period and divided by the assumed interest rate for the current Valuation Period The assumed interest rate, discussed below, is incorporated in the variable annuity options offered in the Contract.

DETERMINATION OF THE NUMBER OF ANNUITY UNITS. The dollar amount of the first variable annuity benefit payment is divided by the value of an Annuity Unit of the selected Sub-Account(s) to determine the number of Annuity Units represented by the first payment. This number of Annuity Units remains fixed under all annuity options except the joint and two-thirds survivor annuity option.

DOLLAR AMOUNT OF SUBSEQUENT VARIABLE ANNUITY BENEFIT PAYMENTS. The dollar amount of each periodic variable annuity benefit payment after the first will vary with the value of the Annuity Units of the selected Sub-Account(s). The dollar amount of each subsequent variable annuity benefit payment is determined by multiplying the fixed number of Annuity Units (derived from the dollar amount of the first payment, as described above) with respect to a Sub-Account by the value of an Annuity Unit of that Sub-Account on the applicable Valuation Date.

The variable annuity options offered by the Company are based on a 3.5% assumed interest rate, which affects the amounts of the variable annuity benefit payments. Variable annuity benefit payments with respect to a Sub-Account will increase over periods when the actual net investment result of the Sub-Account exceeds the equivalent of the assumed interest rate. Variable annuity benefit payments will decrease over periods when the actual net investment results are less than the equivalent of the assumed interest rate.


For an illustration of a calculation of a variable annuity benefit payment using a hypothetical example, see "ANNUITY BENEFIT PAYMENTS AND ACCUMULATION UNIT CALCULATION" in the SAI.


NORRIS DECISION

In the case of ARIZONA GOVERNING COMMITTEE V. NORRIS, the United States Supreme Court ruled that, in connection with retirement benefit options offered under certain employer-sponsored employee benefit plans, annuity options based on sex-distinct actuarial tables are not permissible under Title VII of the Civil Rights Act of 1964. The ruling requires that benefits derived from contributions paid into a plan after August 1, 1983 be calculated without regard to the sex of the employee. Annuity benefits attributable to payments received by the Company under a Contract issued in connection with an employer-sponsored benefit plan affected by the NORRIS decision will be based on the greater of (1) the Company's unisex non-guaranteed current annuity option rates, or (2) the guaranteed unisex rates described in such Contract, regardless of whether the Annuitant is male or female.

COMPUTATION OF VALUES

THE ACCUMULATION UNIT. Each net payment is allocated to the investment options selected by the Owner. Allocations to the Sub-Accounts are credited to the Contract in the form of Accumulation Units. Accumulation Units are credited separately for each Sub-Account. The number of Accumulation Units of each Sub-Account credited to the Contract is equal to the portion of the net payment allocated to the Sub-Account, divided by the dollar value of the applicable Accumulation Unit as of the Valuation Date the payment is received at the Principal Office. The number of Accumulation Units resulting from each payment will remain fixed unless changed by a subsequent split of Accumulation Unit value, a transfer, a withdrawal or surrender. The dollar value of an Accumulation Unit of each Sub-Account varies from Valuation Date to Valuation Date based on the investment experience of that Sub-Account, and will reflect the investment performance, expenses and charges of its Underlying Portfolios. The value of an Accumulation Unit was set at $1.00 on the first Valuation Date for each Sub-Account.

Allocations to the Guarantee Period Accounts and the Fixed Account are not converted into Accumulation Units, but are credited interest at a rate periodically set by the Company. See GUARANTEE PERIOD ACCOUNTS and APPENDIX A -- MORE INFORMATION ABOUT THE FIXED ACCOUNT.

The Accumulated Value under the Contract is determined by (1) multiplying the number of Accumulation Units in each Sub-Account by the value of an Accumulation Unit of that Sub-Account on the Valuation Date, (2) adding the products, and
(3) adding the amount of the accumulations in the Fixed Account and Guarantee Period Accounts, if any.

NET INVESTMENT FACTOR. The Net Investment Factor is an index that measures the investment performance of a Sub-Account from one Valuation Period to the next. This factor is equal to 1.000000 plus the result from dividing (1) by (2) and subtracting the sum of (3) and (4) where:

    (1) is the investment income of a Sub-Account for the Valuation Period, including realized or unrealized capital gains and losses during the Valuation Period, adjusted for provisions made for taxes, if any;

    (2) is the value of that Sub-Account's assets at the beginning of the Valuation Period;

    (3) is a charge for mortality and expense risks equal to 1.25% on an annual basis of the daily value of the Sub-Account's assets; and

    (4) is an administrative charge equal to 0.15% on an annual basis of the daily value of the Sub-Account's assets.

The dollar value of an Accumulation Unit as of a given Valuation Date is determined by multiplying the dollar value of the corresponding Accumulation Unit as of the immediately preceding Valuation Date by the appropriate net investment factor.

For an illustration of an Accumulation Unit calculation using a hypothetical example see "Annuity Benefit Payments" in the SAI.

                             CHARGES AND DEDUCTIONS

Deductions under the Contract and charges against the assets of the Sub-Accounts are described below. Other deductions and expenses paid out of the assets of the Underlying Portfolios are described in the prospectuses and SAIs for the Underlying Portfolios.

VARIABLE ACCOUNT DEDUCTIONS

MORTALITY AND EXPENSE RISK CHARGE. The Company assesses a charge against the assets of each Sub-Account to compensate for certain mortality and expense risks it has assumed. The charge is imposed during both the accumulation phase and the annuity payout phase. The mortality risk arises from the Company's guarantee that it will make annuity benefit payments in accordance with annuity rate provisions established at the time the Contract is issued for the life of the Annuitant (or in accordance with the annuity payout option selected), no matter how long the Annuitant (or other payee) lives and no matter how long all Annuitants as a class live. Therefore, the mortality charge is deducted during the annuity payout phase on all Contracts, including those that do not involve a life contingency, even though the Company does not bear direct mortality risk with respect to variable annuity settlement options that do not involve life contingencies. The expense risk arises from the Company's guarantee that the charges it makes will not exceed the limits described in the Contract and in this Prospectus.

If the charge for mortality and expense risks is not sufficient to cover actual mortality experience and expenses, the Company will absorb the losses. If expenses are less than the amounts provided to the Company by the charge, the difference will be a profit to the Company. To the extent this charge results in a profit to the Company, such profit will be available for use by the Company for, among other things, the payment of distribution, sales and other expenses.

The mortality and expense risk charge is assessed daily at an annual rate of 1.25% of each Sub-Account's assets. This charge may not be increased. Since mortality and expense risks involve future contingencies which are not subject to precise determination in advance, it is not feasible to identify specifically the portion of the charge which is applicable to each. The Company estimates that a reasonable allocation might be 0.80% for mortality risk and 0.45% for expense risk.

ADMINISTRATIVE EXPENSE CHARGE. The Company assesses each Sub-Account with a daily charge equal to an annual rate of 0.15% of the average daily net assets of the Sub-Account. This charge may not be increased. The charge is imposed during both the accumulation phase and the annuity payout phase. The daily administrative expense charge is assessed to help defray administrative expenses actually incurred in the administration of the Sub-Account, without profits. There is no direct relationship, however, between the amount of administrative expenses imposed on a given Contract and the amount of expenses actually attributable to that Contract.

Deductions for the Contract fee (described below under "CONTRACT FEE") and for the administrative expense charge are designed to reimburse the Company for the cost of administration and related expenses and are not expected to be a source of profit. The administrative functions and expense assumed by the Company in connection with the Variable Account and the Contract include, but are not limited to, clerical, accounting, actuarial and legal services, rent, postage, telephone, office equipment and supplies, expenses of preparing and printing registration statements, expense of preparing and typesetting prospectuses and the cost of printing prospectuses not allocable to sales expense, filing and other fees.


OTHER CHARGES. Because the Sub-Accounts purchase shares of the Underlying Portfolios, the value of the net assets of the Sub-Accounts will reflect the investment advisory fee and other expenses incurred by the Underlying Portfolios. Management fee waivers and/or reimbursements may be in effect for certain or all of the Underlying Portfolios. The prospectuses and SAIs of the Underlying Portfolios contain additional information concerning expenses of the Underlying Portfolios and should be read in conjunction with the Prospectus.

CONTRACT FEE

A $30 Contract fee is deducted on the Contract anniversary date and upon full surrender of the Contract if the Accumulated Value on any of these dates is less than $50,000. The Contract fee is currently waived for Contracts issued to and maintained by the trustee of a 401(k) plan. The Company reserves the right to impose a Contract Fee up to $30 on Contracts issued to 401(k) plans but only with respect to Contracts issued after the date the waiver is no longer available. Where amounts have been allocated to more than one investment option, a percentage of the total Contract fee will be deducted from the value in each. The portion of the charge deducted from each investment option will be equal to the percentage which the value in that option bears to the Accumulated Value under the Contract. The deduction of the Contract fee from a Sub-Account will result in cancellation of a number of Accumulation Units equal in value to the percentage of the charge deducted from that Sub-Account.

Where permitted by law, the Contract fee also may be waived for Contracts where, on the date of issue, either the Owner or the Annuitant is within the following classes of individuals: employees and registered representatives of any broker-dealer which has entered into a sales agreement with the Company to sell the Contract; employees of the Company, its affiliates and subsidiaries; officers, directors, trustees and employees of any of the Portfolios; investment managers or sub-advisers; and the spouses of and immediate family members residing in the same household with such eligible persons. "Immediate family members" means children, siblings, parents and grandparents.

OPTIONAL RIDER CHARGES


Subject to state availability, the Company offers an optional Enhanced Earnings Rider that the Owner may elect at issue if the Annuitant has not yet attained age 76. A separate monthly charge is made for the Rider through a pro-rata reduction of the Accumulated Value of the Sub-Accounts, the Fixed Account and the Guarantee Period Accounts. The pro-rata reduction is based on the relative value that the Accumulation Units of the Sub-Accounts, the dollar amounts in the Fixed Account and the dollar amounts in the Guarantee Period Accounts bear to the total Accumulated Value.



The applicable monthly charge for the Enhanced Earnings Rider is equal to the Accumulated Value on the last day of each month within which the Rider has been in effect multiplied by 1/12th of 0.20%. For a description of the Rider, see "OPTIONAL ENHANCED EARNINGS RIDER" under DESCRIPTION OF THE CONTRACT.



If you elected one of the following riders prior to their discontinuance on 1/31/02, the annual charge is:


Optional Minimum Guaranteed Annuity Payout (M-GAP) Rider
  with a ten-year waiting period:                             0.25%
Optional Minimum Guaranteed Annuity Payout (M-GAP) Rider
  with a fifteen-year waiting period:                         0.15%


For more information about the M-GAP Rider, see "DISCONTINUATION OF THE OPTIONAL MINIMUM GUARANTEED ANNUITY PAYOUT (M-GAP) RIDER" in the Statement of Additional Information.


PREMIUM TAXES

Some states and municipalities impose a premium tax on variable annuity contracts. State premium taxes currently range up to 3.5%. The Company makes a charge for state and municipal premium taxes, when applicable, and deducts the amount paid as a premium tax charge. The current practice of the Company is to deduct the premium tax charge in one of two ways:

    1. if the premium tax was paid by the Company when payments were received, the premium tax charge may be deducted on a pro-rata basis when withdrawals are made, upon surrender of the Contract, or when annuity benefit payments begin (the Company reserves the right instead to deduct the premium tax charge for these Contracts at the time the payments are received); or

    2. the premium tax charge is deducted in total when annuity benefit payments begin.

In no event will a deduction be taken before the Company has incurred a tax liability under applicable state law.

If no amount for premium tax was deducted at the time the payment was received, but subsequently tax is determined to be due prior to the Annuity Date, the Company reserves the right to deduct the premium tax from the Contract's Accumulated Value at the time such determination is made.

SURRENDER CHARGE

No charge for sales expense is deducted from payments at the time the payments are made. A surrender charge, however, is deducted from the Accumulated Value in the case of surrender and/or a withdrawal or at the time annuity benefit payments begin, within certain time limits described below.

For purposes of determining the surrender charge, the Accumulated Value is divided into three categories: (1) New Payments -- payments received by the Company during the seven years preceding the date of the surrender; (2) Old Payments -- accumulated payments invested in the Contract for more than seven years; and (3) the amount available under the Withdrawal Without Surrender Charge provision. See "Withdrawal Without Surrender Charge" below. For purposes of determining the amount of any surrender charge, surrenders will be deemed to be taken first from amounts available as a Withdrawal Without Surrender Charge, if any; then from Old Payments, and then from New Payments. Amounts available as a Withdrawal Without Surrender Charge, followed by Old Payments, may be withdrawn from the Contract at any time without the imposition of a surrender charge. If a withdrawal is attributable all or in part to New Payments, a surrender charge may apply.

CHARGES FOR SURRENDER AND WITHDRAWAL. If the Contract is surrendered, or if New Payments are withdrawn while the Contract is in force and before the Annuity Date, a surrender charge may be imposed. The amount of the charge will depend upon the number of years that any New Payments, to which the withdrawal is attributed have remained credited under the Contract. For the purpose of calculating surrender charges for New Payments, all amounts withdrawn are assumed to be deducted first from the oldest New Payment and then from the next oldest New Payment and so on, until all New Payments have been exhausted pursuant to the first-in-first-out ("FIFO") method of accounting. (See FEDERAL TAX CONSIDERATIONS for a discussion of how withdrawals are treated for income tax purposes.)

The surrender charge is as follows:

                        CHARGE AS PERCENTAGE OF
     YEARS FROM              NEW PAYMENTS
   DATE OF PAYMENT             WITHDRAWN
   ---------------      -----------------------
     Less than 1                   7%
     Less than 2                   6%
     Less than 3                   5%
     Less than 4                   4%
     Less than 5                   3%
     Less than 6                   2%
     Less than 7                   1%
     Thereafter                    0%

The amount withdrawn equals the amount requested by the Owner plus the surrender charge, if any. The charge is applied as a percentage of the New Payments withdrawn, but in no event will the total surrender charge exceed a maximum limit of 7% of total gross New Payments. Such total charge equals the aggregate of all applicable surrender charges for surrender, withdrawals and annuitization.

REDUCTION OR ELIMINATION OF SURRENDER CHARGE AND ADDITIONAL AMOUNTS
CREDITED. Where permitted by law, the Company will waive the surrender charge in the event that an Owner (or the Annuitant, if the Owner is not an individual) becomes physically disabled after the issue date of the Contract and before attaining age 65. Under New York Contracts, the disability also must exist for a continuous period of at least four months. The Company may require proof of such disability and continuing disability, including written confirmation of receipt and approval of any claim for Social Security Disability Benefits and reserves the right to obtain an examination by a licensed physician of its choice and at its expense. In addition, except in New York and New Jersey where not permitted by state law, the Company will waive the surrender charge in the event that an Owner (or the Annuitant, if the Owner is not an individual) is: (1) admitted to a medical care facility after the issue date and remains confined there until the later of one year after the issue date or 90 consecutive days or (2) first diagnosed by a licensed physician as having a fatal illness after the issue date of the Contract.

For purposes of the above provision, "medical care facility" means any state-licensed facility or, in a state that does not require licensing, a facility that is operating pursuant to state law, providing medically necessary inpatient care which is prescribed by a licensed "physician" in writing and based on physical limitations which prohibit daily living in a non-institutional setting; "fatal illness" means a condition diagnosed by a licensed physician which is expected to result in death within two years of the diagnosis; and "physician" means a person other than the Owner, Annuitant or a member of one of their families who is state licensed to give medical care or treatment and is acting within the scope of that license.

Where surrender charges have been waived under any one of the situations discussed above, no additional payments under the Contract will be accepted unless required by state law.

In addition, from time to time the Company may reduce or waive the surrender charge additional amounts on Contracts, when Contracts are sold to individuals or groups of individuals in a manner that reduces sales expenses. The Company will consider factors such as the following: (1) the size and type of group or class, and the persistency expected from that group or class; (2) the total amount of payments to be received, and the manner in which payments are remitted; (3) the purpose for which the Contracts are being purchased, and whether that purpose makes it likely that costs and expenses will be reduced;
(4) other transactions where sales expenses are likely to be reduced; or
(5) the level of commissions paid to selling broker-dealers or certain financial institutions with respect to Contracts within the same group or class (for example, broker-dealers who offer the Contract in connection with financial planning services offered on a fee-for-service basis). The Company also may reduce or waive the surrender charge, where either the Owner or the Annuitant on the date of issue is within the following classes of individuals ("eligible persons"): employees and registered representatives of any broker-dealer which has entered into a sales agreement with the Company to sell the Contract; employees of the Company, its affiliates and subsidiaries; officers, directors, trustees and employees of any of the Underlying Portfolios, investment managers or Sub-Advisers of the Underlying Portfolios; and the spouses of and immediate family members residing in the same household with such eligible persons. "Immediate family members" means children, siblings, parents and grandparents. Finally, if permitted under state law, surrender charges will be waived under
Section 403(b) Contracts where the amount withdrawn is being contributed to a life insurance policy issued by the Company as part of the individual's
Section 403(b) plan.

Any reduction or elimination in the amount or duration of the surrender charge will not discriminate unfairly among purchasers of the Contract. The Company will not make any changes to this charge where prohibited by law.

Pursuant to Section 11 of the 1940 Act and Rule 11a-2 thereunder, the surrender charge is modified to effect certain exchanges of existing annuity contracts issued by the Company for the Contract. See "Exchange Offer" in the SAI.

WITHDRAWAL WITHOUT SURRENDER CHARGE. In each calendar year, the Company will waive the surrender charge, if any, on an amount ("Withdrawal Without Surrender Charge Amount") equal to the greatest of (1), (2) or (3):

    Where (1) is:   100% of Cumulative Earnings (calculated as the Accumulated
                    Value as of the Valuation Date the Company receives the withdrawal request, or the following day, reduced by total gross payments not previously withdrawn);

    Where (2) is:   15% of the Accumulated Value as of the Valuation Date the
                    Company receives the withdrawal request, or the following day, reduced by the total amount of any prior withdrawals made in the same calendar year to which no surrender charge was applied; and

    Where (3) is:   The amount calculated under the Company's life expectancy
                    distribution option (see Life Expectancy Distributions above) whether or not the withdrawal was part of such distribution (applies only if Annuitant is also an Owner).

For example, an 81-year-old Owner/Annuitant with an Accumulated Value of $15,000, of which $1,000 is Cumulative Earnings, would have a Withdrawal Without Surrender Charge Amount of $2,250, which is equal to the greatest of:

    (1) Cumulative Earnings ($1,000);

    (2) 15% of Accumulated Value ($2,250); or

    (3) LED of 10.2% of Accumulated Value ($1,530).

The Withdrawal Without Surrender Charge Amount first will be deducted from Cumulative Earnings. If the Withdrawal Without Surrender Charge Amount exceeds Cumulative Earnings, the excess amount will be deemed withdrawn from payments not previously withdrawn on a LIFO (last-in/first-out) basis. This means that the last payments credited to the Contract will be withdrawn first. If more than one withdrawal is made during the year, on each subsequent withdrawal the Company will waive the surrender charge, if any, until the entire Withdrawal Without Surrender Charge Amount has been withdrawn. Amounts withdrawn from a Guarantee Period Account prior to the end of the applicable Guarantee Period will be subject to a Market Value Adjustment. See GUARANTEE PERIOD ACCOUNTS.

SURRENDERS. In the case of a complete surrender, the amount received by the Owner is equal to the entire Surrender Value under the Contract, net of any applicable tax withholding. Subject to the same rules applicable to withdrawals, the Company will not assess a surrender charge on an amount equal to the Withdrawal Without Surrender Charge Amount, described above.

Where an Owner who is trustee under a pension plan surrenders, in whole or in part, a Contract on a terminating employee, the trustee will be permitted to reallocate all or a part of the Accumulated Value under the Contract to other contracts issued by the Company and owned by the trustee, with no deduction for any otherwise applicable surrender charge. Any such reallocation will be at the Accumulation Unit values for the Sub-Accounts as of the Valuation Date on which a written, signed request is received at the Principal Office.

For further information on surrender and withdrawal, including minimum limits on amount withdrawn and amount remaining under the Contract in the case of withdrawal, and important tax considerations, see

"SURRENDER" and "WITHDRAWALS" under DESCRIPTION OF THE CONTRACT, and see FEDERAL TAX CONSIDERATIONS.

CHARGE AT THE TIME ANNUITY BENEFIT PAYMENTS BEGIN. If the Owner chooses any commutable period certain option or a noncommutable fixed period certain option for less than ten years (less than six years under New York Contracts), a surrender charge will be deducted from the Accumulated Value of the Contract if the Annuity Date occurs at any time when a surrender charge would still apply had the Contract been surrendered on the Annuity Date.

No surrender charge is imposed at the time of annuitization in any Contract year under an option involving a life contingency or any noncommutable fixed period certain option for ten or more years (six years or more under New York Contracts). A Market Value Adjustment, however, may apply. See GUARANTEE PERIOD ACCOUNTS. If the Owner of a fixed annuity contract issued by the Company wishes to elect a variable annuity option, the Company may permit such Owner to exchange, at the time of annuitization, the fixed contract for a Contract offered in this Prospectus. The proceeds of the fixed contract, minus any surrender charge applicable under the fixed contract if a period certain option is chosen, will be applied towards the variable annuity option desired by the Owner. The number of Annuity Units under the option will be calculated using the Annuity Unit values as of the 15th of the month preceding the Annuity Date.

TRANSFER CHARGE

The Company currently makes no charge for processing transfers. The Company guarantees that the first 12 transfers in a Contract year will be free of transfer charge, but reserves the right to assess a charge, guaranteed never to exceed $25, for each subsequent transfer in a Contract year to reimburse it for the expense of processing transfers. For more information, see "TRANSFER PRIVILEGE" under DESCRIPTION OF THE CONTRACT.

                           GUARANTEE PERIOD ACCOUNTS

Due to certain exemptive and exclusionary provisions in the securities laws, interests in the Guarantee Period Accounts and the Company's Fixed Account are not registered as an investment company under the provisions of the 1933 Act or the 1940 Act. Accordingly, the staff of the SEC has not reviewed the disclosures in this Prospectus relating to the Guarantee Period Accounts or the Fixed Account. Nevertheless, disclosures regarding the Guarantee Period Accounts and the Fixed Account of the Contract or any fixed benefits offered under these accounts may be subject to the provisions of the 1933 Act relating to the accuracy and completeness of statements made in the Prospectus.

INVESTMENT OPTIONS. In most jurisdictions, Guarantee Periods ranging from two through ten years may be available. Each Guarantee Period established for the Owner is accounted for separately in a non-unitized segregated account, except in California where it is accounted for in the Company's General Account. Each Guarantee Period Account provides for the accumulation of interest at a Guaranteed Interest Rate. The Guaranteed Interest Rate on amounts allocated or transferred to a Guarantee Period Account is determined from time to time by the Company in accordance with market conditions. Once an interest rate is in effect for a Guarantee Period Account, however, the Company may not change it during the duration of the Guarantee Period. In no event will the Guaranteed Interest Rate be less than 3%.

To the extent permitted by law, the Company reserves the right at any time to offer Guarantee Periods with durations that differ from those which were available when a Contract initially was issued and to stop accepting new allocations, transfers or renewals to a particular Guarantee Period.

Owners may allocate net payments or make transfers from any of the Sub-Accounts, the Fixed Account or an existing Guarantee Period Account to establish a new Guarantee Period Account at any time prior to the Annuity Date. Transfers from a Guarantee Period Account on any date other than on the day following the expiration of that Guarantee Period will be subject to a Market Value Adjustment. The Company establishes a separate investment account each time the Owner allocates or transfers amounts to a Guarantee Period except that amounts allocated to the same Guarantee Period on the same day will be treated as one Guarantee Period Account. The minimum that may be allocated to establish a Guarantee Period Account is $1,000. If less than $1,000 is allocated, the Company reserves the right to apply that amount to the Pioneer Money Market VCT Portfolio. The Owner may allocate amounts to any of the Guarantee Periods available.

At least 45 days (but not more than 75 days) prior to the end of a Guarantee Period, the Company will notify the Owner in writing of the expiration of that Guarantee Period. At the end of a Guarantee Period the Owner may transfer amounts to the Sub-Accounts, the Fixed Account or establish a new Guarantee Period Account of any duration then offered by the Company without a Market Value Adjustment. If reallocation instructions are not received at the Principal Office before the end of a Guarantee Period, the account value automatically will be applied to a new Guarantee Period Account with the same duration unless
(1) less than $1,000 would remain in the Guarantee Period Account on the expiration date, or (2) the Guarantee Period would extend beyond the Annuity Date or is no longer available. In such cases, the Guarantee Period Account value will be transferred to the Sub-Account investing in the Pioneer Money Market VCT Portfolio. Where amounts have been renewed automatically in a new Guarantee Period, the Company currently gives the Owner an additional 30 days to transfer out of the Guarantee Period Account without application of a Market Value Adjustment. This practice may be discontinued or changed with notice at the Company's discretion. However, under Contracts issued in New York, the Company guarantees that it will transfer monies out of the Guarantee Period Accounts without application of a Market Value Adjustment if the Owner's request is received within ten days of the renewal date.

MARKET VALUE ADJUSTMENT. No Market Value Adjustment will be applied to transfers, withdrawals, or a surrender from a Guarantee Period Account on the expiration of its Guarantee Period. No Market Value Adjustment applies to amounts deducted for Contract fees or Rider charges. In addition, no negative Market Value Adjustment will be applied to a death benefit although a positive Market Value Adjustment, if any, will be applied to increase the value of the death benefit when based on the Contract's Accumulated Value. See "DEATH BENEFIT" under DESCRIPTION OF THE CONTRACT. All other transfers, withdrawals, or a surrender prior to the end of a Guarantee Period will be subject to a Market Value Adjustment, which may increase or decrease the account value. Amounts applied under an annuity option are treated as withdrawals when calculating the Market Value Adjustment. The Market Value Adjustment will be determined by multiplying the amount taken from each Guarantee Period Account before deduction of any Surrender Charge by the market value factor. The market value factor for each Guarantee Period Account is equal to:

                     [(1+i)/(1+j)]TO THE POWER OF n/365 - 1

        where:  i  is the Guaranteed Interest Rate expressed as a decimal (for example 3% = 0.03) being credited to the current Guarantee Period;

                j is the new Guaranteed Interest Rate, expressed as a decimal, for a Guarantee Period with a duration equal to the number of years remaining in the current Guarantee Period, rounded to the next higher number of whole years. If that rate is not available, the Company will use a suitable rate or index allowed by the Department of Insurance; and

                n is the number of days remaining from the Effective Valuation Date to the end of the current Guarantee Period.

Based on the application of this formula, the value of a Guarantee Period Account will increase after the Market Value Adjustment is applied if the then current market rates are lower than the rate being credited to the Guarantee Period Account. Similarly, the value of a Guarantee Period Account will decrease after the Market Value Adjustment is applied if the then current market rates are higher than the rate being credited to the Guarantee Period Account. The Market Value Adjustment is limited, however, so that even if the account value is decreased after application of a Market Value Adjustment, it will equal or exceed the Owner's principal plus 3% earnings per year less applicable Contract fees. Conversely, if the then current market rates are lower and the account value is increased after the Market Value Adjustment is applied, the increase in value is also affected by the minimum guaranteed rate of 3% such that the amount that will be added to the Guarantee Period Account is limited to the difference between the amount earned and the 3% minimum guaranteed earnings. For examples of how the Market Value Adjustment works, see APPENDIX B -- SURRENDER CHARGES AND THE MARKET VALUE ADJUSTMENT.


PROGRAM TO PROTECT PRINCIPAL AND PROVIDE GROWTH POTENTIAL. Under this feature, the Owner elects a Guarantee Period and one or more Sub-Accounts. The Company will then compute the proportion of the initial payment that must be allocated to the Guarantee Period selected, assuming no transfers or withdrawals, in order to ensure that the value in the Guarantee Period Account on the last day of the Guarantee Period will equal the amount of the initial payment, LESS ANY CONTRACT FEES OR CHARGES THAT ARE APPLICABLE TO THE GUARANTEE PERIOD ACCOUNTS. The required amount then will be allocated to the pre-selected Guarantee Period Account and the remaining balance to the other investment options selected by the Owner in accordance with the procedures described in "PAYMENTS" under DESCRIPTION OF THE CONTRACT. Unless the Company is notified otherwise, if a subsequent payment is made after the Program to Protect Principal and Provide Growth Potential has been selected and during the Guarantee Period, such payment will be allocated among the selected Sub-Accounts only. If you want the subsequent payment to be allocated to a new Guarantee Period Account while enrolled in the Program, you must provide payment allocation instructions to the Company that include (1) the Guarantee Period and (2) the dollar or percentage amount you want allocated to that Guarantee Period Account.


WITHDRAWALS. Prior to the Annuity Date, the Owner may make withdrawals of amounts held in the Guarantee Period Accounts. Withdrawals from these accounts will be made in the same manner and be subject to the same rules as set forth under "SURRENDER" and "WITHDRAWALS" under DESCRIPTION OF THE CONTRACT. In addition, the following provisions also apply to withdrawals from a Guarantee Period Account: (1) a Market Value Adjustment will apply to all withdrawals, including Withdrawals Without

Surrender Charge, unless made at the end of the Guarantee Period; and (2) the Company reserves the right to defer payments of amounts withdrawn from a Guarantee Period Account for up to six months from the date it receives the withdrawal request. If deferred for 30 days or more, the Company will pay interest on the amount deferred at a rate of at least 3%.

In the event that a Market Value Adjustment applies to a withdrawal of a portion of the value of a Guarantee Period Account, it will be calculated on the amount requested and deducted or added to the amount remaining in the Guarantee Period Account. If the entire amount in a Guarantee Period Account is requested, the adjustment will be made to the amount payable. If a surrender charge applies to the withdrawal, it will be calculated as set forth under "SURRENDER CHARGE" under CHARGES AND DEDUCTIONS after application of the Market Value Adjustment.

                           FEDERAL TAX CONSIDERATIONS

The effect of federal income taxes on the value of a Contract, on withdrawals or surrenders, on annuity benefit payments, and on the economic benefit to the Owner, Annuitant, or beneficiary depends upon a variety of factors. The following discussion is based upon the Company's understanding of current federal income tax laws as they are interpreted as of the date of this Prospectus. No representation is made regarding the likelihood of continuation of current federal income tax laws or of current interpretations by the IRS. In addition, this discussion does not address state or local tax consequences that may be associated with the Contract.


IT SHOULD BE RECOGNIZED THAT THE FOLLOWING DISCUSSION OF FEDERAL INCOME TAX ASPECTS OF AMOUNTS PAID INTO AND RECEIVED FROM A CONTRACT IS NOT EXHAUSTIVE, DOES NOT PURPORT TO COVER ALL SITUATIONS, AND IS NOT INTENDED AS TAX ADVICE. A QUALIFIED TAX ADVISER ALWAYS SHOULD BE CONSULTED WITH REGARD TO THE APPLICATION OF LAW TO INDIVIDUAL CIRCUMSTANCES.


GENERAL


THE COMPANY. The Company is taxed as a life insurance company under Subchapter L of the Code. The Company files a consolidated tax return with its affiliates. The Variable Account is considered a part of and taxed with the operations of the Company and is not taxed as a separate entity.



As of the date of this Prospectus, the Variable Account and Sub-Accounts are not subject to tax, but the Company reserves the right to make a charge for any future tax liability it may incur as a result of the existence of the Contract, the Variable Account or the Sub-Accounts or for any tax imposed on the Company with respect to the income or assets of the Contract, the Variable Account or the Sub-Accounts held by the Company. Any such charge for taxes will be assessed against the Variable Account or the Sub-Accounts on a fair and equitable basis in order to preserve equity among classes of Owners and with respect to each Sub-Account account as though that Sub-Account were a separate taxable entity.



DIVERSIFICATION REQUIREMENTS. Section 817(h) of Code provides that the underlying investments held under a non-qualified annuity contract must satisfy certain diversification requirements in order for the contract to be treated as an annuity contract. If these requirements are not met, the Owner will be taxed each year on the annual increase in Accumulated Valued unless a waiver of the diversification failure is obtained from the IRS. The IRS has issued regulations under Section 817(h) of the Code relating to the diversification requirements for variable annuity and variable life insurance contracts. The regulations prescribed by the Treasury Department provide that the investments of a segregated asset account underlying a variable annuity contract are adequately diversified if no more than 55% of the value of the assets of such account is represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments, and no more than 90% by any four investments. These diversification requirements must be applied separately to each Sub-Account. The Company intends that the Underlying Portfolios will comply with the current diversification requirements so that a non-qualified Contract that invests in one or more of those Portfolios will not be disqualified from annuity contract treatment by Section 817(h) of the Code. In the event that future IRS regulations and/or rulings would require Contract modifications in order to remain in compliance with the diversification standards, the Company will make reasonable efforts to comply, and it reserves the right to make such changes as it deems appropriate for that purpose.



OWNER CONTROL. In order for a non-qualified variable annuity contract to qualify for tax deferral, assets in the segregated accounts underlying the contract must be considered to be owned by the insurance company and not by the contract owner. In three Revenue Rulings issued before the enactment of
Section 817(h) of the Code in 1984, the IRS held that where a variable contract owner had certain forms of actual or potential control over the investments held under the variable annuity contract, the contract owner, rather than the issuing insurance company, would be treated as the owner and would be taxable on the income and gains produced by those assets.

In 1986, in connection with the issuance of regulations concerning the investment diversification requirements of Section 817(h), the Treasury Department announced that such regulations did not provide guidance governing the circumstances in which investor control of the investments of a segregated asset account may cause the contract owner, rather than the insurance company, to be treated as the owner of the assets in the account. That announcement also stated that guidance would be issued by way of regulations or revenue rulings on the "extent to which policyholders may direct their investments to particular sub-accounts without being treated as owners of the underlying assets." As of the date of this Prospectus, no such guidance has been issued other than a Revenue Procedure indicating that the IRS would not apply the principles of the pre-1984 revenue rulings to an owner of a qualified contract where the only investment powers held by the contract owner were powers that could be held by a participant in a qualified plan. Due to the lack of any clear guidance regarding the investment control issue, the Company reserves the right to modify the Contract, as necessary, to prevent an Owner of the Contract from being considered the owner of a pro rata share of the assets of the segregated asset account underlying the variable annuity contracts.


QUALIFIED AND NON-QUALIFIED CONTRACTS


From a federal tax viewpoint there are two broad categories of variable annuity contracts: "qualified" contracts and "'non-qualified" contracts. A qualified contract is one that is purchased in connection with a tax-qualified retirement plan or program eligible for special tax treatment under the Code. A non-qualified contract is one that is not purchased in connection with a retirement plan or program eligible for special tax treatment. The tax treatment for certain withdrawals or surrenders will vary, depending on whether they are made from a qualified contract or a non-qualified contract. For more information on the tax provisions applicable to qualified contracts, see "PROVISIONS APPLICABLE ONLY TO TAX QUALIFIED PLANS" below.



TAXATION OF THE CONTRACT



IN GENERAL. The Company believes that the Contract described in this Prospectus, with certain exceptions (see "Nonnatural Owner" below), will be considered an annuity contract under Section 72 of the Code which governs the taxation of annuities, and, if the Contract is a qualified contract, certain other provisions of the Code that will apply to it. Please note, however, if the Owner of a non-qualified Contract chooses an Annuity Date beyond the Owner's life expectancy, it is possible that the Contract may not be considered an annuity for tax purposes because there is no reasonable basis for expecting that annuity payments will ever be made under the Contract. In that event, the Owner would be taxed on the annual increase in Accumulated Value under the Contract. The Owner should consult a qualified tax adviser for more information. The following discussion assumes that a Contract will be treated as an annuity contract subject to Section 72 and, in the case of a qualified Contract, any other applicable provisions of the Code.



MANDATORY DISTRIBUTION REQUIREMENTS FOR QUALIFIED CONTRACTS.  Under
Section 401(a)(9) of the Code, qualified Contracts will generally be subject both to mandatory minimum distribution requirements upon attainment of age
70 1/2 by the Owner and to mandatory death benefit distribution requirements upon the death of the Owner, either before or after the commencement of benefit payments. (Note: the rules for Roth IRAs do not currently require distributions to begin during the Owner's lifetime.) To comply with Section 401(a)(9), tax-qualified plans must include a provision for the commencement of benefits when a participant attains age 70 1/2 (or under certain plans when the participant retires, if later.) The temporary regulations under
Section 401(a)(9) issued in 2002 provide that if the minimum distribution requirements are applicable to an annuity contract for any year in which annuity payments have not yet commenced on an irrevocable basis, except for acceleration, the required minimum distribution for that year must be computed by determining the entire interest of the Owner in the Contract as of the prior December 31 and dividing that amount by the applicable distribution period as determined under the regulations. (Note: As of the date of this Prospectus, "entire interest" is defined as "the dollar amount credited to the employee or beneficiary under the annuity contract without regard to the actuarial value of any other benefits, such as minimum survivor benefits, that will be provided under the contract." However, the IRS has announced that once the regulations are finalized, the definition of "entire interest" will take into account the actuarial value of other benefits. Such a change would not apply before the end of the calendar year in which final regulations are published. Owners should check with their financial and/or tax adviser regarding the effective date and the scope of any such change.)



The temporary regulations further provide that if the minimum distribution requirements are applicable to an annuity contract for any year in which annuity payments have commenced on an irrevocable basis, except for acceleration, payments under such contract must generally be nonincreasing. According to the temporary regulations, payments will not fail to satisfy the nonincreasing payment requirement merely because payments are increased in one or more of the following ways:



    (1) By a constant percentage, applied not less frequently than annually;



    (2) To provide a payment upon the death of the employee equal to the excess of the account value being annuitized over the total payments before the death of the employee;



    (3) As a result of dividend payments or other payments that result from actuarial gains, but only if actuarial gain is measured no less frequently than annually and the resulting dividend payment or payments are either paid no later than the year following the year for which the actuarial experience is measured or paid in the same form as the payment of the annuity over the remaining period of the annuity, beginning no later than the year following the year for which the actuarial experience is measured;



    (4) As a final payment under the annuity contract, but only if the payment does not exceed the total future expected payments as of the date of the payment; or



    (5) As a partial distribution under the contract, but only if the contract provides for a final payment as of the date of partial distribution that satisfies paragraph (4) above, and the future payments under the contract are reduced by multiplying the otherwise applicable future payments by a fraction, the numerator of which is the excess of that final payment over the amount of the partial distribution and the denominator of which is the amount of that final payment. For the purpose of determining this ratio, the denominator is reduced by the amount of any regularly scheduled payment due on the date of the partial distribution.



Some forms of annuity payments permitted under the Contract may not meet the requirements under the temporary regulations issued pursuant to
Section 401(a)(9). In the event that future IRS regulations and/or rulings would require Contract modifications in order for distributions to the Owner to remain in compliance with these distribution requirements, the Company will make reasonable efforts to comply and it reserves the right to make such changes as it deems appropriate for that purpose.



To comply with Section 401(a)(9) of the Code, tax-qualified plans must also include provisions for the distribution of plan benefits after the death of the participant. If the surviving spouse of the participant is the beneficiary subject to the terms of such a plan, Section 401(a)(9) permits the surviving spouse to defer the commencement of benefits until he or she reaches age 70 1/2, at which time the minimum distribution requirements will apply as though the spouse were a plan participant.



If the beneficiary of a qualified Contract is not the participant's surviving spouse, the operation of the death benefit distribution requirements of
Section 401(a)(9) will depend upon whether annuity payments have commenced. If the participant dies and annuity payments have commenced, the entire remaining interest must be distributed to the beneficiary at least as rapidly as under the method of distribution being used as of the date of the participant's death. If the participant dies before annuity payments have commenced, the entire interest must be distributed to the beneficiary either (i) within five years after the participant's death and/or (ii) in distributions that commence within one year after the date of death and are made in substantially equal amounts over a period not extending beyond the life or life expectancy of the beneficiary.

If a beneficiary intends to comply with the substantially equal payment requirements without electing annuity payments, the required minimum distribution for any year must be computed by determining the entire interest of the owner in the Contract as of the prior December 31 and dividing that amount by the life expectancy of the owner and beneficiary as determined under the regulations. If the beneficiary intends to comply with the requirement by electing to receive annuity payments, these payments must satisfy the "nonincreasing payment" requirement discussed above. Some forms of annuity payments offered under the Contract may not satisfy these requirements. In the event that future IRS regulations and/or rulings would require Contract modifications in order for distributions to a beneficiary to remain in compliance with these distribution requirements, the Company will make reasonable efforts to comply, and it reserves the right to make such changes as it deems appropriate for that purpose.



MANDATORY DISTRIBUTION REQUIREMENTS FOR NON-QUALIFIED CONTRACTS.  Under
Section 72(s) of the Code, a non-qualified annuity contract must contain specified provisions with respect to the distribution of the amounts held under the contract following the death of the contract owner. If this requirement is not met, the owner will be taxed each year on the annual increase in Accumulated Value. This Contract contains provisions that are designed to meet the requirements of Section 72(s).



Under Section 72(s), if the Owner's surviving spouse is the beneficiary, the surviving spouse may retain the contract and continue deferral during his or her lifetime. If the beneficiary of the Contract is not the Owner's surviving spouse, the specific distribution requirement applicable under Section 72(s) will depend upon whether annuity payments have commenced. If the Owner dies after annuity payments have commenced, the entire remaining interest under the Contract must be distributed at least as rapidly as under the method of distribution being used as of the date of the Owner's death. If the Owner dies before annuity payments have commenced, then the entire amount held under the Contract must be distributed (i) within five years after the death of the Owner, and/or (ii) in distributions that commence within one year after the date of death and are made in substantially equal amounts over a period not extending beyond the life or life expectancy of the beneficiary. No regulations have been issued under Section 72(s), but in a private letter ruling issued in 2001, the IRS held that distributions made to the designated beneficiary under a non-qualified variable annuity contract under a procedure that provided for payments over the life expectancy of the beneficiary would qualify under the "substantially equal" procedure described in (ii) above, even though the beneficiary had the right to accelerate payments under the distribution procedure so long as the payments continued automatically unless and until such an acceleration occurred. In the event that future IRS regulations and/or rulings would require Contract modification in order to remain in compliance with these distribution requirements, the Company will make reasonable efforts to comply and it reserves the right to make such changes as it deems appropriate for that purpose.



WITHDRAWALS PRIOR TO ANNUITIZATION. With certain exceptions, increases in the Contract's Accumulated Value are not taxable to the Owner until withdrawn from the Contract. Under the current provisions of the Code, amounts received or deemed to have been received under an annuity contract prior to annuitization (including payments made upon the death of the annuitant or owner), generally are first allocable to any investment gains credited to the contract over the taxpayer's "investment in the contract" and, to that extent, are treated as gross income subject to federal income taxation. For this purpose, the "investment in the contract" is the total of all payments to the Contract that were not excluded from the Owner's gross income less any amounts previously withdrawn from the Contract which were excluded from income as recovery of the investment in the Contract. For purposes of computing the taxable amount of any distribution under these rules, Section 72(e)(11)(A)(ii) requires that all non-qualified deferred annuity contracts issued by the same insurance company to the same owner during a single calendar year be treated as one contract.



ANNUITY PAYOUTS AFTER ANNUITIZATION. After annuity benefit payments begin under the Contract, a portion of each such payment received may generally be excluded from gross income as a recovery of the investment in the Contract. Different formulas apply to the computation of the excludable portion with respect to fixed annuity payments and with respect to variable annuity payments, but the general effect of both formulas is to allocate the exclusion from gross income for the investment in the Contract ratably over the period during which annuity payments will be received. All annuity payments received in excess of this excludable amount are taxable as ordinary income. Once the investment in the Contract is fully recovered, because payments under the Contract have continued for longer than expected, the entire amount of all future payments will be taxable. If the annuitant dies before the entire investment in the Contract is recovered, a deduction for the remaining amount is allowed on the annuitant's final tax return.



PENALTY ON EARLY DISTRIBUTIONS. Under Section 72(q) of the Code, a 10% penalty tax may be imposed on the withdrawal of investment gains from a non-qualified Contract if the withdrawal is made prior to age 59 1/2. A similar 10% penalty tax is imposed under Section 72(t) of the Code on withdrawals or distributions of investment gains from a qualified Contract prior to age 59 1/2. The penalty tax will not be imposed on withdrawals:


    - taken on or after age 59 1/2; or

    - if the withdrawal follows the death of the Owner (or, if the Owner is not an individual, the death of the primary Annuitant, as defined in the
      Code); or in the case of the Owner's "total disability" (as defined in the
      Code); or

    - if withdrawals from a qualified Contract are made to an employee who has terminated employment after reaching age 55; or


    - irrespective of age, if the amount received is one of a series of "substantially equal" periodic payments made at least annually for the life or life expectancy of the payee or the payee and a beneficiary.



No regulations have been issued under either Code Section 72(q) or 72(t), but the IRS has recognized three computation procedures that will result in a pattern of payments that will meet the "substantially equal" periodic payment requirement. This requirement will also be met if the Owner elects to have fixed annuity payments made over a period that does not exceed the Owner's life expectancy, or the joint life expectancy of the Owner and beneficiary. The requirement will also be met if the Owner elects to have variable annuity payments made over a period that does not exceed the Owner's life expectancy, or the joint life expectancy of the Owner and beneficiary and the number of units withdrawn to make each variable annuity payment is substantially the same. Any modification of distributions which are part of a series of substantially equal periodic payments that occurs before the later of the Owner's reaching age
59 1/2 or five years, other than by reason of death or disability, will subject the Owner to the 10% penalty tax on the prior distributions that were previously exempted from the penalty. A partial withdrawal from a Contract made after annuitization, but before the later of the Owner reaching age 59 1/2 or five years, would also be subject to this recapture rule.



In a number of private letter rulings, the IRS has held that distributions from a qualified plan made over the life expectancy of the participant or the participant and a beneficiary in any amount determined by amortizing the plan account value over the life expectancy of the payee or payees (life expectancy distributions) would qualify under the "substantially equal" payment exception to the penalty with respect to distributions prior to age 59 1/2, even though the procedure for calculating the life expectancy distributions could be modified by the payees. In a private letter ruling issued in 1991 with respect to a non-qualified annuity contract, however, the IRS took the position that life expectancy payments from an annuity contract would not be considered as part of a "series of substantially equal payments" within the meaning of the exception. Subsequently, in a private letter ruling issued in 2000, the IRS held that life expectancy distributions made under a non-qualified variable annuity contract would qualify under the "substantially equal" payment exception to the penalty with respect to distributions prior to age 59 1/2, even though the procedure for calculating the life expectancy distributions could be modified by the payees. The distinction between the adverse 1991 private later ruling and the favorable 2000 private letter ruling appears to be that under the facts considered in the 1991 ruling, action by the payee was required to initiate each payment, while in the facts considered in the 2000 ruling, the payments continued automatically unless specifically modified.

Some forms of annuity payments permitted under the Contracts may not meet the "substantially equal" payment requirements under Section 72(q) or
Section 72(s). Because of the uncertainties regarding these issues, a qualified tax adviser should be consulted prior to any request for a withdrawal from a Contract prior to age 59 1/2.



ASSIGNMENTS OR TRANSFERS. If the Owner transfers (assigns) the Contract without receiving adequate and full consideration for the transfer, Section 72 of the Code generally requires the Owner to report taxable income equal to any investment gain in value over the Owner's cost basis at the time of the transfer. This acceleration rule applies to a transfer to another individual (other than the Owner's spouse) or to a nonnnatural person, such as a trust. If the transfer is to a charity, the Owner may be allowed a deduction for some or all of the value of the Contract transferred. If the transfer is not to a charity, the Owner may also be subject to gift tax on some or all of the value of the Contract transferred without adequate and full consideration.



NONNATURAL OWNERS. As a general rule, deferred annuity contracts owned by "nonnatural persons" (e.g., a corporation) are not treated as annuity contracts for federal tax purposes, and the investment income attributable to contributions made after February 28, 1986 is taxed as ordinary income that is received or accrued by the owner during the taxable year. This rule does not apply to annuity contracts purchased with a single payment when the annuity date is no later than a year from the Issue Date (an immediate annuity) or to deferred annuities owned by qualified employer plans, estates, employers with respect to a terminated pension plan, and entities other than employers, such as a trust, holding an annuity as an agent for a natural person. This exception, however, will not apply in cases of any employer who is the owner of an annuity contract under a non-qualified deferred compensation plan.


TAX WITHHOLDING


The Code requires withholding with respect to payments or distributions from non-qualified contracts and IRAs, unless a taxpayer elects not to have withholding. A mandatory 20% withholding requirement applies to distributions from most other qualified contracts if such distribution would have been eligible to be rolled over into another qualified plan. In addition, the Code requires reporting to the IRS of the amount of income received with respect to payment or distributions from annuities.



PROVISIONS APPLICABLE ONLY TO TAX QUALIFIED PLANS


Federal income taxation of assets held inside a qualified retirement plan and of earnings on those assets is deferred until distribution of plan benefits begins. As such, it is not necessary to purchase a variable annuity contract solely to obtain its tax deferral feature. However, other features offered under this Contract and described in this Prospectus -- such as the minimum guaranteed death benefit, the guaranteed fixed annuity rates and the wide variety of investment options -- may make this Contract a suitable investment for your qualified retirement plan.

The tax rules applicable to qualified retirement plans, as defined by the Code, are complex and vary according to the type of plan. Benefits under a qualified plan may be subject to that plan's terms and conditions irrespective of the terms and conditions of any annuity contract used to fund such benefits. As such, the following is simply a general description of various types of qualified plans that may use the Contract. Before purchasing any annuity contract for use in funding a qualified plan, more specific information should be obtained.

Qualified Contracts may include special provisions (endorsements) changing or restricting rights and benefits otherwise available to owners of non-qualified Contracts. Individuals purchasing a qualified Contract should carefully review any such changes or limitations that may include restrictions to ownership, transferability, assignability, contributions, and distributions.

CORPORATE AND SELF-EMPLOYED ("H.R. 10" AND "KEOGH") PENSION AND PROFIT SHARING PLANS. Sections 401(a), 401(k) and 403(a) of the Code permit business employers and certain associations to establish various types of tax-favored retirement plans for employees, including self-employed individuals. Employers intending to use qualified Contracts in connection with such plans should seek competent advice as to the suitability of the Contract to their specific needs and as to applicable Code limitations and tax consequences.



INDIVIDUAL RETIREMENT ANNUITIES. Sections 408 and 408A of the Code permit eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity ("IRA"). Note: This term covers all IRAs permitted under Sections 408 and 408A of the Code, including Roth IRAs. IRAs are subject to limits on the amounts that may be contributed, the persons who may be eligible, and on the time when distributions may commence. In addition, certain distributions from other types of retirement plans may be "rolled over," on a tax-deferred basis, to an IRA. Purchasers of an IRA Contract will be provided with supplementary information as may be required by the IRS or other appropriate agency, and will have the right to cancel the Contract as described in this Prospectus. See "RIGHT TO CANCEL INDIVIDUAL RETIREMENT ANNUITY" under DESCRIPTION OF THE CONTRACT. The Contract, including all available riders, was filed with the IRS and its form approved as a prototype. Such an approval is an approval as to the form of the Contract and does not represent a determination of its merits.


Eligible employers that meet specified criteria may establish simplified employee pension plans (SEP-IRAs) for their employees using IRAs. Employer contributions that may be made to such plans are larger than the amounts that may be contributed to regular IRAs and may be deductible to the employer.

TAX-SHELTERED ANNUITIES ("TSAS"). Under the provisions of Section 403(b) of the Code, payments made to annuity Contracts purchased for employees under annuity plans adopted by public school systems and certain organizations which are tax exempt under Section 501(c)(3) of the Code are excludable from the gross income of such employees to the extent that total annual payments do not exceed the maximum contribution permitted under the Code. Purchasers of TSA contracts should seek competent advice as to eligibility, limitations on permissible payments and other tax consequences associated with the contracts.

Withdrawals or other distributions attributable to salary reduction contributions (including earnings thereon) made to a TSA contract after December 31, 1988, may not begin before the employee attains age 59 1/2, separates from service, dies or becomes disabled. In the case of hardship, an Owner may withdraw amounts contributed by salary reduction, but not the earnings on such amounts. Even though a distribution may be permitted under these rules (e.g., for hardship or after separation from service), it may be subject to a 10% penalty tax as a premature distribution, in addition to income tax.

DEFERRED COMPENSATION PLANS OF STATE AND LOCAL GOVERNMENTS AND TAX-EXEMPT ORGANIZATIONS. Under Section 457 of the Code, deferred compensation plans established by governmental and certain other tax-exempt employers for their employees may invest in annuity contracts. Contributions and investment earnings are not taxable to employees until distributed; however, with respect to payments made after February 28, 1986, a Contract owned by a state or local government or a tax-exempt organization will not be treated as an annuity under
Section 72 as well.

TEXAS OPTIONAL RETIREMENT PROGRAM. Distributions under a TSA contract issued to participants in the Texas Optional Retirement Program may not be received except in the case of the participant's death, retirement or termination of employment in the Texas public institutions of higher education. These additional restrictions are imposed under the Texas Government Code and a prior opinion of the Texas Attorney General.

                             STATEMENTS AND REPORTS

An Owner is sent a report semi-annually which provides certain financial information about the Underlying Portfolios. At least annually, but possibly as frequent as quarterly, the Company will furnish a statement to the Owner containing information about his or her Contract, including Accumulation Unit Values and other information as required by applicable law, rules and regulations. The Company will also send a confirmation statement to Owners each time a transaction is made affecting the Contract's Accumulated Value. (Certain transactions made under recurring payment plans such as Dollar Cost Averaging may in the future be confirmed quarterly rather than by immediate confirmations.) The Owner should review the information in all statements carefully. All errors or corrections must be reported to the Company immediately to assure proper crediting to the Contract. The Company will assume that all transactions are accurately reported on confirmation statements and quarterly/annual statements unless the Owner notifies the Principal Office in writing within 30 days after receipt of the statement.

                        LOANS (QUALIFIED CONTRACTS ONLY)

Loans are available to owners of TSA contracts (i.e., contracts issued under Section 403(b) of the Code) and to contracts issued to plans qualified under Sections 401(a) and 401(k) of the Code. Loans are subject to provisions of the Code and to applicable qualified retirement plan rules. Tax advisers and plan fiduciaries should be consulted prior to exercising loan privileges.

Loaned amounts will be withdrawn first from Sub-Account and Fixed Account values on a pro-rata basis until exhausted. Thereafter, any additional amounts will be withdrawn from the Guarantee Period Accounts (pro rata by duration and LIFO within each duration), subject to any applicable Market Value Adjustments. The maximum loan amount will be determined under the Company's maximum loan formula. The minimum loan amount is $1,000. Loans will be secured by a security interest in the Contract and the amount borrowed will be transferred to a loan asset account within the Company's General Account, where it will accrue interest at a specified rate below the then-current loan rate. Generally, loans must be repaid within five years or less, and repayments must be made quarterly and in substantially equal amounts. Repayments will be allocated pro rata in accordance with the most recent payment allocation, except that any allocations to a Guarantee Period Account will be allocated instead to the Money Market Portfolio.

               ADDITION, DELETION OR SUBSTITUTION OF INVESTMENTS

The Company reserves the right, subject to applicable law, to make additions to, deletions from, or substitutions for the shares that are held in the Sub-Accounts or that the Sub-Accounts may purchase. If the shares of any Underlying Portfolio no longer are available for investment or if, in the Company's judgment, further investment in any Underlying Portfolio should become inappropriate in view of the purposes of the Variable Account or the affected Sub-Account, the Company may withdraw the shares of that Underlying Portfolio and substitute shares of another registered open-end management company. The Company will not substitute any shares attributable to the Contract interest in a Sub-Account without notice to the Owner and prior approval of the SEC and state insurance authorities, to the extent required by the 1940 Act or other applicable law. The Variable Account may, to the extent permitted by law, purchase other securities for other contracts or permit a conversion between contracts upon request by an Owner.

The Company also reserves the right to establish additional sub-accounts of the Variable Account, each of which would invest in shares corresponding to a new Underlying Portfolio or in shares of another investment company having a specified investment objective. Subject to applicable law and any required SEC approval, the Company may, in its sole discretion, establish new sub-accounts or eliminate one or more Sub-Accounts if marketing needs, tax considerations or investment conditions warrant. Any new Sub-Accounts may be made available to existing Owners on a basis to be determined by the Company.

Shares of the Underlying Portfolios may be issued to variable accounts of the Company and its affiliates which issue variable life contracts ("mixed funding"). Shares of the Underlying Portfolios may be also issued to other unaffiliated insurance companies ("shared funding"). It is conceivable that in the future such mixed funding or shared funding may be disadvantageous for variable life owners or variable annuity owners. Although the Company and the underlying investment companies currently do not foresee any such disadvantages to either variable life owners or variable annuity owners, they intend to monitor events in order to identify any material conflicts between such owners, and to determine what action, if any, should be taken in response thereto. If it were concluded that separate funds should be established for variable life and variable annuity separate accounts, the Company will bear the attendant expenses.

The Company reserves the right, subject to compliance with applicable law, to:

    (1) transfer assets from the Variable Account or any of its Sub-Accounts to another of the Company's separate accounts or sub-accounts having assets of the same class,

    (2) to operate the Variable Account or any Sub-Account as a management investment company under the 1940 Act or in any other form permitted by law,

    (3) to deregister the Variable Account under the 1940 Act in accordance with the requirements of the 1940 Act,

    (4) to substitute the shares of any other registered investment company for the Underlying Portfolio shares held by a Sub-Account, in the event that Underlying Portfolio shares are unavailable for investment, or if the Company determines that further investment in such Underlying Portfolio shares is inappropriate in view of the purpose of the Sub-Account,

    (5) to change the methodology for determining the net investment factor,

    (6) to change the names of the Variable Account or of the Sub-Accounts, and

    (7) to combine with other Sub-Accounts or other Separate Accounts of the Company.

If any of these substitutions or changes are made, the Company may endorse the Contract to reflect the substitution or change, and will notify Owners of all such changes. In no event will the changes described above be made without notice to Owners in accordance with the 1940 Act.

                   CHANGES TO COMPLY WITH LAW AND AMENDMENTS

The Company reserves the right, without the consent of Owners, to suspend sales of the Contract as presently offered, and to make any change to provisions of the Contract to comply with, or give Owners the benefit of, any federal or state statute, rule or regulation, including but not limited to requirements for annuity contracts and retirement plans under the Code and pertinent regulations or any state statute or regulation. Any such changes will apply uniformly to all Contracts that are affected. Owners will be given written notice of such changes.

                                 VOTING RIGHTS

The Company will vote Underlying Portfolio shares held by each Sub-Account in accordance with instructions received from Owners and, after the Annuity Date, from the Annuitants. Each person having a voting interest in a Sub-Account will be provided with proxy materials of the Underlying Portfolio, together with a form with which to give voting instructions to the Company. Shares for which no timely instructions are received will be voted in proportion to the instructions which are received. The Company also will vote shares in a Sub-Account that it owns and which are not attributable to Contracts in the same proportion. If the 1940 Act or any rules thereunder should be amended or if the present interpretation of the 1940 Act or such rules should change, and as a result the Company determines that it is permitted to vote shares in its own right, whether or not such shares are attributable to the Contract, the Company reserves the right to do so.

The number of votes which an Owner or Annuitant may cast will be determined by the Company as of the record date established by the Underlying Portfolio. During the accumulation period, the number of Underlying Portfolio shares attributable to each Owner will be determined by dividing the dollar value of the Accumulation Units of the Sub-Account credited to the Contract by the net asset value of one Underlying Portfolio share. During the annuity period, the number of Underlying Portfolio shares attributable to each

Annuitant will be determined by dividing the reserve held in each Sub-Account for the Annuitant's variable annuity by the net asset value of one Underlying Portfolio share. Ordinarily, the Annuitant's voting interest in the Underlying Portfolio will decrease as the reserve for the variable annuity is depleted.

                                  DISTRIBUTION


VeraVest Investments, Inc. (formerly Allmerica Investments, Inc.), serves as the principal underwriter of the Contracts. VeraVest Investments, Inc., located at 440 Lincoln Street, Worcester, MA 01653, is registered with the SEC as a broker-dealer and is a member of the National Association of Securities
Dealers, Inc. ("NASD"). It is a wholly-owned subsidiary of Allmerica Financial.



The Contract offered by this Prospectus was previously sold by certain independent broker-dealers registered under the Securities and Exchange Act of 1934 and members of the NASD. The Contract was also offered through VeraVest Investments Inc. The Company pays commissions not to exceed 7.0% of the initial payment to broker-dealers which sell the Contract. Alternative commission schedules may be in effect with lower initial commission amounts plus ongoing annual compensation of up to 1% of the Contract's Accumulated Value. Certain registered representatives may receive commissions not to exceed 7.0% on additional payments to the Contract. To the extent permitted by NASD rules, overrides and promotional incentives or payments also may be provided to General Agents, independent marketing organizations, and broker-dealers based on sales volumes, the assumption of wholesaling functions, or other sales-related criteria. Additional payments may be made for other services not directly related to the sale of the Contract, including the recruitment and training of personnel, production of promotional literature, and similar services.


The Company intends to recoup commissions and other sales expenses through a combination of anticipated surrender charges and profits from the Company's General Account, which may include amounts derived from mortality and risk charges. Commissions paid on the Contract, including additional incentives or payments, do not result in any additional charge to Owners or to the Variable Account. The Company will retain any surrender charges assessed on a Contract.

                                 LEGAL MATTERS

There are no legal proceedings pending to which the Variable Account is a party, or to which the assets of the Variable Account are subject. The Company and the Principal Underwriter are not involved in any litigation that is of material importance in relation to their total assets or that relates to the Variable Account.

                              FURTHER INFORMATION

A Registration Statement under the 1933 Act relating to this offering has been filed with the SEC. Certain portions of the Registration Statement and amendments have been omitted in this Prospectus pursuant to the rules and regulations of the SEC. The omitted information may be obtained from the SEC's principal office in Washington, D.C., upon payment of the SEC's prescribed fees.

                                   APPENDIX A
                    MORE INFORMATION ABOUT THE FIXED ACCOUNT

Because of exemption and exclusionary provisions in the securities laws, interests in the Fixed Account are not generally subject to regulation under the provisions of the Securities Act of 1933 or the Investment Company Act of 1940. Disclosures regarding the fixed portion of the annuity contract and the Fixed Account may be subject to the provisions of the Securities Act of 1933 concerning the accuracy and completeness of statements made in this Prospectus. The disclosures in this APPENDIX A have not been reviewed by the Securities and Exchange Commission.

The Fixed Account is part of the Company's General Account and is made up of all of the general assets of the Company other than those allocated to a separate account. Allocations to the Fixed Account become part of the assets of the Company and are used to support insurance and annuity obligations. A portion or all of net payments may be allocated to accumulate at a fixed rate of interest in the Fixed Account. Such net amounts are guaranteed by the Company as to principal and a minimum rate of interest. Currently, the Company will credit amounts allocated to the Fixed Account with interest at an effective annual rate of at least 3%, compounded daily. Additional "Excess Interest" may or may not be credited at the sole discretion of the Company.

If the Contract is surrendered, or if an amount in excess of the Withdrawal Without Surrender Charge Amount is withdrawn, while the Contract is in force and before the Annuity Date, a surrender charge is imposed if such event occurs before the payments attributable to the surrender or withdrawal have been credited to the Contract for at least seven full Contract years.

STATE RESTRICTIONS. In Massachusetts, payments and transfers to the Fixed Account are subject to the following restrictions:

       If the Contract is issued prior to the Annuitant's 60th birthday, allocations to the Fixed Account will be permitted until the Annuitant's 61st birthday. On and after the Annuitant's 61st birthday, no additional Fixed Account allocations will be accepted. If the Contract is issued on or after the Annuitant's 60th birthday up through and including the Annuitant's 81st birthday, Fixed Account allocations will be permitted during the first Contract year. On and after the first Contract anniversary, no additional allocations to the Fixed Account will be permitted. If a Contract is issued after the Annuitant's 81st birthday, no payments to the Fixed Account will be permitted at any time.

In Oregon, if the Contract is issued after the Annuitant's 81st birthday, no payments or transfers to the Fixed Account will be permitted at any time.

If an allocation designated as a Fixed Account allocation is received at the Principal Office during a period when the Fixed Account is not available due to the limitations outlined above, the monies will be allocated to the Money Market Portfolio.

                                   APPENDIX B
               SURRENDER CHARGES AND THE MARKET VALUE ADJUSTMENT

PART 1: SURRENDER CHARGES

FULL SURRENDER -- Assume a payment of $50,000 is made on the issue date and no additional payments are made. Assume there are no withdrawals and that the Withdrawal Without Surrender Charge Amount is equal to the greater of 15% of the Accumulated Value or the accumulated earnings in the Contract. The table below presents examples of the surrender charge resulting from a full surrender based on hypothetical Accumulated Values:

               HYPOTHETICAL          WITHDRAWAL           SURRENDER
CONTRACT       ACCUMULATED        WITHOUT SURRENDER         CHARGE         SURRENDER
  YEAR            VALUE             CHARGE AMOUNT         PERCENTAGE        CHARGE
--------       ------------       -----------------       ----------       ---------
   1            $54,000.00            $ 8,100.00              7%           $3,213.00
   2             58,320.00              8,748.00              6%            2,974.32
   3             62,985.60             12,985.60              5%            2,500.00
   4             68,024.45             18,024.45              4%            2,000.00
   5             73,466.40             23,466.40              3%            1,500.00
   6             79,343.72             29,343.72              2%            1,000.00
   7             85,691.21             35,691.21              1%              500.00
   8             92,546.51             42,546.51              0%                0.00

WITHDRAWALS -- Assume a payment of $50,000 is made on the issue date and no additional payments are made. Assume that the Withdrawal Without Surrender Charge Amount is equal to the greater of 15% of the current Accumulated Value or the accumulated earnings in the Contract and there are withdrawals as detailed below. The table below presents examples of the surrender charge resulting from withdrawals of the Owner's account, based on hypothetical Accumulated Values.

               HYPOTHETICAL                            WITHDRAWAL           SURRENDER
CONTRACT       ACCUMULATED                          WITHOUT SURRENDER         CHARGE         SURRENDER
  YEAR            VALUE           WITHDRAWALS         CHARGE AMOUNT         PERCENTAGE        CHARGE
--------       ------------       -----------       -----------------       ----------       ---------
   1            $54,000.00        $     0.00            $ 8,100.00              7%            $  0.00
   2             58,320.00              0.00              8,748.00              6%               0.00
   3             62,985.60              0.00             12,985.60              5%               0.00
   4             68,024.45         30,000.00             18,024.45              4%             479.02
   5             41,066.40         10,000.00              6,159.96              3%             115.20
   6             33,551.72          5,000.00              5,032.76              2%               0.00
   7             30,835.85         10,000.00              4,625.38              1%              53.75
   8             22,502.72         15,000.00              3,375.41              0%               0.00

PART 2: MARKET VALUE ADJUSTMENT

The market value factor is: [(1+i)/(1+j)]TO THE POWER OF n/365 - 1

For purposes of the examples below:

i = the guaranteed interest rate being credited to the guarantee period.

j = the guaranteed interest rate on the date of surrender for the guarantee period with a duration equal to the number of years remaining in the current guarantee period, rounded to the next higher number of whole years.

n = the number of days from the date of surrender to the expiration date of the guarantee period.

The following examples assume:

    1. The payment was allocated to a ten-year Guarantee Period Account with a Guaranteed Interest Rate of 8%.

    2. The date of surrender is seven years (2,555 days) from the expiration date.

    3. The value of the Guarantee Period Account is equal to $62,985.60 at the end of three years.

    4. No transfers or withdrawals affecting this Guarantee Period Account have been made.

    5. Surrender charges, if any, are calculated in the same manner as shown in the examples in Part 1.

NEGATIVE MARKET VALUE ADJUSTMENT (CAPPED)*

Assume that on the date of surrender, the current rate (j) is 11.00% or 0.11

    The market value factor    =  [(1+i)/(1+j)]TO THE POWER OF n/365 - 1

                               =  [(1+.08)/(1+.11)]TO THE POWER OF 2555/365 - 1

                               =  (.97297)TO THE POWER OF 7 - 1

                               =  -.17452

The Market Value Adjustment    =  Maximum of the market value factor multiplied by the
                                  withdrawal or the negative of the excess interest earned
                                  over 3%

                               =  Maximum (-.17452 X $62,985.60 or -$8,349.25)

                               =  Maximum (-$10,992.38 or -$8,349.25) = -$8,349.25

*Capped takes into account the excess interest part of the Market Value Adjustment formula when the value produced is greater than the cap.

NEGATIVE MARKET VALUE ADJUSTMENT (UNCAPPED)**

Assume that on the date of surrender, the current rate (j) is 10.00% or 0.10

    The market value factor    =  [(1+i)/(1+j)]TO THE POWER OF n/365 - 1

                               =  [(1+.08)/(1+.10)]TO THE POWER OF 2555/365 - 1

                               =  (.98182)TO THE POWER OF 7 - 1

                               =  -.12054

The Market Value Adjustment    =  the market value factor multiplied by the withdrawal

                               =  -.12054 X $62,985.60

                               =  -$7,592.11

**Uncapped is a straight application of the Market Value Adjustment formula when the value produced is less than the cap.

POSITIVE MARKET VALUE ADJUSTMENT (CAPPED)*

Assume that on the date of surrender, the current rate (j) is 5.00% or 0.05

    The market value factor    =  [(1+i)/(1+j)]TO THE POWER OF n/365 - 1

                               =  [(1+.08)/(1+.05)]TO THE POWER OF 2555/365 - 1

                               =  (1.02857)TO THE POWER OF 7 - 1

                               =  .21798

The Market Value Adjustment    =  Minimum of the market value factor multiplied by the
                                  withdrawal or the excess interest earned over 3%

                               =  Minimum of (.21798 X $62,985.60 or $8,349.25)

                               =  Minimum of ($13,729.78 or $8,349.25)

                               =  $8,349.25

*Capped takes into account the excess interest part of the Market Value Adjustment formula when the value produced is greater than the cap.

POSITIVE MARKET VALUE ADJUSTMENT (UNCAPPED)**

Assume that on the date of surrender, the current rate (j) is 7.00% or 0.07

    The market value factor    =  [(1+i)/(1+j)]TO THE POWER OF n/365 - 1

                               =  [(1+.08)/(1+.07)]TO THE POWER OF 2555/365 - 1

                               =  (1.00935)TO THE POWER OF 7 - 1

                               =  .06728

The Market Value Adjustment    =  the market value factor multiplied by the withdrawal

                               =  .06728 X $62,985.60

                               =  $4,237.90

**Uncapped is a straight application of the Market Value Adjustment formula when the value produced is less than the cap.

                                   APPENDIX C
                               THE DEATH BENEFIT

PART 1: DEATH OF THE ANNUITANT

DEATH BENEFIT ASSUMING NO WITHDRAWALS -- Assume a payment of $50,000 is made on the issue date and no additional payments are made. Assume there are no withdrawals and that the Death Benefit Effective Annual Yield is equal to 5%. The table below presents examples of the Death Benefit based on the Hypothetical Accumulated Values.

            HYPOTHETICAL    HYPOTHETICAL
CONTRACT    ACCUMULATED     MARKET VALUE       DEATH          DEATH          DEATH       HYPOTHETICAL
  YEAR         VALUE         ADJUSTMENT     BENEFIT (A)    BENEFIT (B)    BENEFIT (C)    DEATH BENEFIT
--------    ------------    ------------    -----------    -----------    -----------    -------------
    1        $53,000.00        $  0.00      $53,000.00     $52,500.00     $50,000.00      $53,000.00
    2         53,530.00         500.00       54,030.00      55,125.00      53,000.00       55,125.00
    3         58,883.00           0.00       58,883.00      57,881.25      55,125.00       58,883.00
    4         52,994.70         500.00       53,494.70      60,775.31      58,883.00       60,775.31
    5         58,294.17           0.00       58,294.17      63,814.08      60,775.31       63,814.08
    6         64,123.59         500.00       64,623.59      67,004.78      63,814.08       67,004.78
    7         70,535.95           0.00       70,535.95      70,355.02      67,004.78       70,535.95
    8         77,589.54         500.00       78,089.54      73,872.77      70,535.95       78,089.54
    9         85,348.49           0.00       85,348.49      77,566.41      78,089.54       85,348.49
   10         93,883.34           0.00       93,883.34      81,444.73      85,348.49       93,883.34

Death Benefit (a) is the Accumulated Value increased by any positive Market Value Adjustment. Death Benefit (b) is the gross payments accumulated daily at the Death Benefit Effective Annual Yield of 5%, reduced proportionately to reflect withdrawals. Death Benefit (c) is the death benefit that would have been payable on the most recent Contract anniversary, increased for subsequent payments, and decreased proportionately for subsequent withdrawals.

The Hypothetical Death Benefit is equal to the greatest of Death Benefits (a),
(b), or (c).

DEATH BENEFIT ASSUMING WITHDRAWALS -- Assume a payment of $50,000 is made on the issue date and no additional payments are made. Assume there are withdrawals as detailed in the table below and that the Death Benefit Effective Annual Yield is equal to 5%. The table below presents examples of the Death Benefit based on the Hypothetical Accumulated Values.

           HYPOTHETICAL                 HYPOTHETICAL
CONTRACT   ACCUMULATED                  MARKET VALUE      DEATH         DEATH         DEATH      HYPOTHETICAL
  YEAR        VALUE       WITHDRAWALS    ADJUSTMENT    BENEFIT (A)   BENEFIT (B)   BENEFIT (C)   DEATH BENEFIT
--------   ------------   -----------   ------------   -----------   -----------   -----------   -------------
    1       $53,000.00    $     0.00       $  0.00     $53,000.00    $52,500.00    $50,000.00     $53,000.00
    2        53,530.00          0.00        500.00      54,030.00     55,125.00     53,000.00      55,125.00
    3         3,883.00     50,000.00          0.00       3,883.00      4,171.13      3,972.50       4,171.13
    4         3,494.70          0.00        500.00       3,994.70      4,379.68      4,171.13       4,379.68
    5         3,844.17          0.00          0.00       3,844.17      4,598.67      4,379.68       4,598.67
    6         4,228.59          0.00        500.00       4,728.59      4,828.60      4,598.67       4,828.60
    7         4,651.45          0.00          0.00       4,651.45      5,070.03      4,828.60       5,070.03
    8         5,116.59          0.00        500.00       5,616.59      5,323.53      5,070.03       5,616.59
    9         5,628.25          0.00          0.00       5,628.25      5,589.71      5,616.59       5,628.25
   10           691.07      5,000.00          0.00         691.07        712.70        683.44         712.70

Death Benefit (a) is the Accumulated Value increased by any positive Market Value Adjustment. Death Benefit (b) is the gross payments accumulated daily at the Death Benefit Effective Annual Yield of 5% reduced proportionately to reflect withdrawals. Death Benefit (c) is the death benefit that would have been payable on the most recent Contract anniversary, increased for subsequent payments, and decreased proportionately for subsequent withdrawals.

The Hypothetical Death Benefit is equal to the greatest of Death Benefits (a),
(b), or (c).

PART 2: DEATH OF THE OWNER WHO IS NOT THE ANNUITANT

Assume a payment of $50,000 is made on the issue date and no additional payments are made. Assume there are no withdrawals. The table below presents examples of the death Benefit based on the Hypothetical Accumulated Values.

            HYPOTHETICAL    HYPOTHETICAL
CONTRACT    ACCUMULATED     MARKET VALUE    HYPOTHETICAL
  YEAR         VALUE         ADJUSTMENT     DEATH BENEFIT
--------    ------------    ------------    -------------
    1        $53,000.00        $  0.00       $53,000.00
    2         53,530.00         500.00        54,030.00
    3         58,883.00           0.00        58,883.00
    4         52,994.70         500.00        53,494.70
    5         58,294.17           0.00        58,294.17
    6         64,123.59         500.00        64,623.59
    7         70,535.95           0.00        70,535.95
    8         77,589.54         500.00        78,089.54
    9         85,348.49           0.00        85,348.49
   10         93,883.34           0.00        93,883.34

The Hypothetical Death Benefit is the Accumulated Value increased by any positive Market Value Adjustment.

                                   APPENDIX D
         DIFFERENCES UNDER THE PIONEER VISION CONTRACT (FORM A3023-95) ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY (FORM A3023-95)
      FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY (FORM A3023-95GRC)

1. The Guarantee Period Accounts and the optional EER are not available under the Pioneer Vision Contract.

2. The waiver of surrender charge in Pioneer Vision 2 for disability prior to age 65, diagnosis of a terminal illness or confinement to a nursing home until the later of one year after issue or 90 days (see "Reduction or Elimination of Surrender Charge") is not available under the Pioneer Vision Contract. Only the waiver for disability is available under Pioneer
    Vision 2 Contracts issued in New York and New Jersey.

3. The death benefit under the Pioneer Vision Contract that is payable upon the death of the Annuitant (or an Owner who is also the Annuitant) is the greatest of: (1) the Accumulated Value under the Contract next determined following receipt of due proof of death at the Principal Office; (2) the total amount of gross payments made under the Contract reduced proportionately to reflect the amount of all prior partial withdrawals, or
    (3) the death benefit that would have been payable on the most recent fifth year policy anniversary, increased for subsequent payments and reduced proportionately to reflect withdrawals after that date.

4. The Withdrawal Without Surrender Charge Amount (the "Free Withdrawal Amount") under the Pioneer Vision Contract is the greatest of
    (1) cumulative earnings; (2) 10% of the Accumulated Value as of the Valuation Date coincident with or next following the date of the withdrawal request; or (3) the amount calculated under the Company's life expectancy distribution. The percentage available under the Pioneer Vision 2 Contract is 15% rather than 10%.

5.  The following transfer provision applies to the Pioneer Vision Contract:

TRANSFER PRIVILEGE. At any time prior to the Annuity Date, subject to the seventeen fund Sub-Account limitation and the market timing restrictions described under DESCRIPTION OF THE CONTRACT, an owner may have amounts transferred among the Sub-Accounts or from the Sub-Accounts to the Fixed Account, where available. Transfer values will be effected at the Accumulation Value next computed after receipt of the transfer order. The Company will make transfers pursuant to a written or telephone request. Except for transfers made under the automatic transfer option and for transfers made under contracts issued to residents of Texas, no transfers from the Fixed Account are permitted except during the 30-day period beginning on each Contract anniversary. During that 30-day "window" period, any amount (up to 100%) of Contract value in the Fixed Account may be transferred. In addition, in New York and Texas, transfers involving the Fixed Account outside this window period also are permitted if:
(1) there has been at least a 90-day period since the last transfer from the Fixed Account; and (2) the amount transferred from the Fixed Account in each transfer does not exceed the lesser of $100,000 or 25% of the Accumulated Value.


If an Owner requests a transfer of an amount from a Sub-Account that is higher than the amount in the Sub-Account on the Valuation Date (for example, if a request is made to transfer $100 from a Sub-Account but the Accumulated Value in the Sub-Account on the Valuation Date is only $98), the Company will transfer all of the Accumulated Value in the Sub-Account.


The first 12 transfers in a Contract year are guaranteed to be free of any transfer charge. The Company does not currently charge for additional transfers but reserves the right to assess a charge, guaranteed never to exceed $25, to reimburse it for the expense of processing these additional transfers. If you authorize periodic transfers under an Automatic Transfer option (Dollar Cost Averaging), or an Automatic Account Rebalancing option, the first automatic transfer or rebalancing under a request counts as one transfer for purposes of the 12 transfers guaranteed to be free of a transfer charge in each Contract year. Each subsequent transfer or rebalancing under that request in the same or subsequent Contract year is without charge and does not reduce the remaining number of transfers which may be made free of charge.

AUTOMATIC TRANSFERS (DOLLAR COST AVERAGING) AND AUTOMATIC ACCOUNT REBALANCING OPTIONS. The Owner may elect automatic transfers of a predetermined amount, not less than $100, on a periodic basis (monthly, bi-monthly, or quarterly) from the Sub-Account investing in the Pioneer Money Market VCT Portfolio or the Pioneer America Income VCT Portfolio (the source account) to one or more of the other Sub-Accounts. Automatic transfers may not be made into the Fixed Account or, if applicable, the Portfolio being used as the source account. The Fixed Account also may be used as the source account from which periodic automatic transfers will be made to any of the Sub-Accounts provided that (1) the amount of each monthly transfer cannot exceed 10% of the value in the Fixed Account as of the date of the first transfer; (2) each bimonthly transfer cannot exceed 20% of the value in the Fixed Account as of the date of the first transfer, and (3) each quarterly transfer cannot exceed 25% of the value in the Fixed Account as of the date of the first transfer. If an automatic transfer would reduce the balance in the source account to less than $100, the entire balance will be transferred proportionately to the chosen Sub-Accounts. Automatic transfers will continue until the amount in the source account on a transfer date is zero or the Owner's request to terminate the option is received by the Company. If additional amounts are allocated to the source account after its balance has fallen to zero, this option will not restart automatically and the Owner must provide a new request to the Company.

The Owner may request automatic rebalancing of Sub-Account allocations on a monthly, bi-monthly, quarterly, semi-annual or annual basis in accordance with specified percentage allocations. As frequently as requested, the Company will review the percentage allocations in the Portfolios and, if necessary, transfer amounts to ensure conformity with the designated percentage allocation mix. If the amount necessary to reestablish the mix on any scheduled date is less than $100, no transfer will be made. Automatic Account Rebalancing will continue until the Owner's request to terminate or change the option is received by the Company. As such, subsequent payments allocated in a manner different from the percentage allocation mix in effect on the date the payment is received will be reallocated in accordance with the existing mix on the next scheduled date unless the Owner's timely request to change the mix or terminate the option is received by the Company.

The Company reserves the right to limit the number of Portfolios that may be utilized for automatic transfers and rebalancing, and to discontinue either option upon advance written notice. Currently, Dollar Cost Averaging and Account Rebalancing may not be in effect simultaneously.

6.  The surrender charge under Pioneer Vision Contract (Form A3023-95) is:

YEARS FROM DATE         CHARGE AS PERCENTAGE OF NEW
  OF PAYMENT                 PAYMENTS WITHDRAWN
---------------         ----------------------------
     0 - 3                           7%
       4                             6%
       5                             5%
       6                             4%
       7                             3%
  More than 7                        0%

7. For Pioneer Vision Contracts issued in Maryland, the surrender charge for monies surrendered out of the Variable Account is identical to the charge schedule shown in 6. above. Monies surrendered out of the Fixed Account, however, are subject to the following additional charges: in Year 8, measured from the date of payment, a 2% charge will apply, and in year 9 a 1% charge will apply.

8.  The Fixed Account under the Pioneer Vision Contract is not available in
    Oregon.

9. Because of the differences between the surrender charge (see 6. above) and the amount of the free withdrawal (see 4. above) in the Pioneer Vision Contract and Pioneer Vision 2 Contract, the following expense examples apply to Owners of the Pioneer Vision Contract, and should be referred to rather than the expense examples on pages 8-9 of this Prospectus.


MAXIMUM EXPENSE EXAMPLE


The following example assumes that you invest $10,000 in the Contract for the time periods indicated and that your investment has a 5% return each year. The example also assumes the maximum fees and expenses of any of the Underlying Portfolios and assumes that these fees and expenses remain the same in each of the 1, 3, 5, and 10-year intervals. Finally, the example assumes that you have chosen the optional rider with the maximum possible charges, which would be the Minimum Guaranteed Annuity Payout (M-GAP) Rider with a ten-year waiting period at a charge of 0.25% annually. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



(1) If, at the end of the applicable time period, you surrender your Contract or annuitize under any commutable period certain option or a noncommutable fixed period certain option of less than ten years:



                                           1 YEAR    3 YEARS    5 YEARS    10 YEARS
Portfolio with the maximum total
operating expenses                         $1,091     $2,018     $2,769     $4,669



(2) If you do NOT surrender your Contract or if you annuitize at the end of the applicable time period under a life option or a noncommutable fixed period certain option of ten years or longer:



                                           1 YEAR    3 YEARS    5 YEARS    10 YEARS
Portfolio with the maximum total
operating expenses                          $458      $1,380     $2,310     $4,669



MINIMUM EXPENSE EXAMPLE


The following example assumes that you invest $10,000 in the Contract for the time periods indicated and that your investment has a 5% return each year. The example also assumes the minimum fees and expenses of any of the Underlying Portfolios and assumes that these fees and expenses remain the same in each of the 1, 3, 5, and 10-year intervals. It also assumes that you have not chosen an optional rider. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



(1) If, at the end of the applicable time period, you surrender your Contract or annuitize under any commutable period certain option or a noncommutable fixed period certain option of less than ten years:



                                           1 YEAR    3 YEARS    5 YEARS    10 YEARS
Portfolio with the minimum total
operating expenses                          $873      $1,378     $1,690     $2,554



(2) If you do NOT surrender your Contract or if you annuitize at the end of the applicable time period under a life option or a noncommutable fixed period certain option of ten years or longer:



                                           1 YEAR    3 YEARS    5 YEARS    10 YEARS
Portfolio with the minimum total
operating expenses                          $225       $694      $1,190     $2,554

                                   APPENDIX E
                        CONDENSED FINANCIAL INFORMATION
             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                             SEPARATE ACCOUNT VA-P

                                                                          YEAR ENDED DECEMBER 31ST
                                            -------------------------------------------------------------------------------------
SUB-ACCOUNT                                   2002       2001       2000       1999       1998       1997       1996       1995
-----------                                 --------   --------   --------   --------   --------   --------   --------   --------
PIONEER AMERICA INCOME VCT PORTFOLIO
Unit Value:
  Beginning of Period.....................    1.322      1.259      1.142      1.188      1.114      1.042      1.043      1.000
  End of Period...........................    1.438      1.322      1.259      1.142      1.188      1.114      1.042      1.043
Number of Units Outstanding at End of
 Period (in thousands)....................   46,987     27,913     20,185     25,714     23,977     12,729      6,317      3,267

PIONEER BALANCED VCT PORTFOLIO
Unit Value:
  Beginning of Period.....................    1.561      1.620      1.558      1.541      1.516      1.312      1.185      1.000
  End of Period...........................    1.381      1.561      1.620      1.558      1.541      1.516      1.312      1.185
Number of Units Outstanding at End of
 Period (in thousands)....................   30,715     36,151     36,438     46,206     43,014     28,548     12,579      2,171

PIONEER EMERGING MARKETS VCT PORTFOLIO
Unit Value:
  Beginning of Period.....................    1.095      1.197      1.844      1.046      1.000        N/A        N/A        N/A
  End of Period...........................    1.067      1.095      1.197      1.844      1.046        N/A        N/A        N/A
Number of Units Outstanding at End of
 Period (in thousands)....................    5,305      6,033      7,624      5,051         27        N/A        N/A        N/A

PIONEER EQUITY INCOME VCT PORTFOLIO
Unit Value:
  Beginning of Period.....................    2.305      2.513      2.219      2.230      1.851      1.388      1.222      1.000
  End of Period...........................    1.913      2.305      2.513      2.219      2.230      1.851      1.388      1.222
Number of Units Outstanding at End of
 Period (in thousands)....................   60,753     69,401     71,418    100,962     90,684     66,458     33,466      5,553

PIONEER EUROPE VCT PORTFOLIO
Unit Value:
  Beginning of Period.....................    0.821      1.077      1.340      1.058      1.000        N/A        N/A        N/A
  End of Period...........................    0.656      0.821      1.077      1.340      1.058        N/A        N/A        N/A
Number of Units Outstanding at End of
 Period (in thousands)....................   13,074     14,928     16,906      9,436      1,432        N/A        N/A        N/A

PIONEER FUND VCT PORTFOLIO
Unit Value:
  Beginning of Period.....................    1.312      1.492      1.495      1.311      1.053      1.000        N/A        N/A
  End of Period...........................    1.047      1.312      1.492      1.495      1.311      1.053        N/A        N/A
Number of Units Outstanding at End of
 Period (in thousands)....................  132,414    149,504    146,664    135,236     67,486      4,171        N/A        N/A

PIONEER GROWTH SHARES VCT PORTFOLIO
Unit Value:
  Beginning of Period.....................    1.034      1.290      1.420      1.333      1.000        N/A        N/A        N/A
  End of Period...........................    0.665      1.034      1.290      1.420      1.333        N/A        N/A        N/A
Number of Units Outstanding at End of
 Period (in thousands)....................   51,316     68,890     80,492    113,004     62,983        N/A        N/A        N/A

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                             SEPARATE ACCOUNT VA-P


                                                                          YEAR ENDED DECEMBER 31ST
                                            -------------------------------------------------------------------------------------
SUB-ACCOUNT                                   2002       2001       2000       1999       1998       1997       1996       1995
-----------                                 --------   --------   --------   --------   --------   --------   --------   --------
PIONEER HIGH YIELD VCT PORTFOLIO
Unit Value:
  Beginning of Period.....................    1.187      1.000        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period...........................    1.153      1.187        N/A        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End of
 Period (in thousands)....................   35,077     26,749        N/A        N/A        N/A        N/A        N/A        N/A

PIONEER INTERNATIONAL VALUE VCT PORTFOLIO
Unit Value:
  Beginning of Period.....................    0.944      1.256      1.643      1.154      1.211      1.171      1.094      1.000
  End of Period...........................    0.807      0.944      1.256      1.643      1.154      1.211      1.171      1.094
Number of Units Outstanding at End of
 Period (in thousands)....................   26,048     33,499     37,930     41,559     44,129     40,253     20,852      2,460

PIONEER MID CAP VALUE VCT PORTFOLIO
Unit Value:
  Beginning of Period.....................    2.083      1.984      1.705      1.530      1.615      1.314      1.158      1.000
  End of Period...........................    1.824      2.083      1.984      1.705      1.530      1.615      1.314      1.158
Number of Units Outstanding at End of
 Period (in thousands)....................   48,599     53,131     50,399     64,824     67,868     61,925     36,746      7,981

PIONEER MONEY MARKET VCT PORTFOLIO
Unit Value:
  Beginning of Period.....................    1.238      1.215      1.165      1.132      1.097      1.063      1.031      1.000
  End of Period...........................    1.236      1.238      1.215      1.165      1.132      1.097      1.063      1.031
Number of Units Outstanding at End of
 Period (in thousands)....................   47,512     38,835     30,127     31,725     18,693     12,330     10,655      3,210

PIONEER REAL ESTATE SHARES VCT PORTFOLIO
Unit Value:
  Beginning of Period.....................    1.901      1.788      1.400      1.482      1.849      1.548      1.156      1.000
  End of Period...........................    1.921      1.901      1.788      1.400      1.482      1.849      1.548      1.156
Number of Units Outstanding at End of
 Period (in thousands)....................   10,959     11,144     11,911     14,737     19,513     19,818      7,063        342

PIONEER SMALL CAP VALUE VCT PORTFOLIO
Unit Value:
  Beginning of Period.....................    1.085      1.000        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period...........................    0.908      1.085        N/A        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End of
 Period (in thousands)....................    5,998        361        N/A        N/A        N/A        N/A        N/A        N/A

PIONEER SMALL COMPANY VCT PORTFOLIO
Unit Value:
  Beginning of Period.....................    1.082      1.000        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period...........................    0.889      1.082        N/A        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End of
 Period (in thousands)....................    3,742      2,019        N/A        N/A        N/A        N/A        N/A        N/A

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                             SEPARATE ACCOUNT VA-P


                                                                          YEAR ENDED DECEMBER 31ST
                                            -------------------------------------------------------------------------------------
SUB-ACCOUNT                                   2002       2001       2000       1999       1998       1997       1996       1995
-----------                                 --------   --------   --------   --------   --------   --------   --------   --------
PIONEER STRATEGIC INCOME VCT PORTFOLIO
Unit Value:
  Beginning of Period.....................    1.087      1.032      1.001      1.000        N/A        N/A        N/A        N/A
  End of Period...........................    1.187      1.087      1.032      1.001        N/A        N/A        N/A        N/A
Number of Units Outstanding at End of
 Period (in thousands)....................   11,855      6,399      2,689        737        N/A        N/A        N/A        N/A

AIM V.I. AGGRESSIVE GROWTH FUND
Unit Value:
  Beginning of Period.....................    0.752      1.000        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period...........................    0.574      0.752        N/A        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End of
 Period (in thousands)....................    2,976      1,552        N/A        N/A        N/A        N/A        N/A        N/A

AIM V.I. CAPITAL APPRECIATION FUND
Unit Value:
  Beginning of Period.....................    0.629      0.832      1.000        N/A        N/A        N/A        N/A        N/A
  End of Period...........................    0.469      0.629      0.832        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End of
 Period (in thousands)....................   23,543     29,225     29,127        N/A        N/A        N/A        N/A        N/A

ALLIANCEBERNSTEIN PREMIER GROWTH PORTFOLIO
Unit Value:
  Beginning of Period.....................    0.640      0.786      1.000        N/A        N/A        N/A        N/A        N/A
  End of Period...........................    0.436      0.640      0.786        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End of
 Period (in thousands)....................   43,831     53,395     44,257        N/A        N/A        N/A        N/A        N/A

ALLIANCEBERNSTEIN TECHNOLOGY PORTFOLIO
Unit Value:
  Beginning of Period.....................    0.475      0.646      1.000        N/A        N/A        N/A        N/A        N/A
  End of Period...........................    0.273      0.475      0.646        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End of
 Period (in thousands)....................   26,564     29,567     28,108        N/A        N/A        N/A        N/A        N/A

DELAWARE VIP GROWTH OPPORTUNITIES SERIES
Unit Value:
  Beginning of Period.....................    0.689      0.831      1.000        N/A        N/A        N/A        N/A        N/A
  End of Period...........................    0.509      0.689      0.831        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End of
 Period (in thousands)....................    9,502     11,687     11,497        N/A        N/A        N/A        N/A        N/A

DELAWARE VIP SELECT GROWTH SERIES
Unit Value:
  Beginning of Period.....................    0.592      0.790      1.000        N/A        N/A        N/A        N/A        N/A
  End of Period...........................    0.394      0.592      0.790        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End of
 Period (in thousands)....................   11,017     18,019     18,891        N/A        N/A        N/A        N/A        N/A

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                             SEPARATE ACCOUNT VA-P


                                                                          YEAR ENDED DECEMBER 31ST
                                            -------------------------------------------------------------------------------------
SUB-ACCOUNT                                   2002       2001       2000       1999       1998       1997       1996       1995
-----------                                 --------   --------   --------   --------   --------   --------   --------   --------
FT VIP FRANKLIN SMALL CAP FUND
Unit Value:
  Beginning of Period.....................    0.695      0.832      1.000        N/A        N/A        N/A        N/A        N/A
  End of Period...........................    0.489      0.695      0.832        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End of
 Period (in thousands)....................   24,265     23,624     14,979        N/A        N/A        N/A        N/A        N/A

FT VIP TEMPLETON FOREIGN SECURITIES FUND
Unit Value:
  Beginning of Period.....................    0.925      0.964      1.000        N/A        N/A        N/A        N/A        N/A
  End of Period...........................    0.826      0.925      0.964        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End of
 Period (in thousands)....................    2,585      2,085        790        N/A        N/A        N/A        N/A        N/A

FT VIP TEMPLETON GLOBAL ASSET ALLOCATION
 FUND
Unit Value:
  Beginning of Period.....................    0.887      0.999      1.000        N/A        N/A        N/A        N/A        N/A
  End of Period...........................    0.836      0.887      0.999        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End of
 Period (in thousands)....................    4,847      3,137      1,340        N/A        N/A        N/A        N/A        N/A

VAN KAMPEN LIT EMERGING GROWTH PORTFOLIO
Unit Value:
  Beginning of Period.....................    0.537      0.795      1.000        N/A        N/A        N/A        N/A        N/A
  End of Period...........................    0.357      0.537      0.795        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End of
 Period (in thousands)....................   31,179     39,602     34,696        N/A        N/A        N/A        N/A        N/A

                        CONDENSED FINANCIAL INFORMATION
                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
                             SEPARATE ACCOUNT VA-P

                                                                                YEAR ENDED DECEMBER 31ST
                                                       --------------------------------------------------------------------------
SUB-ACCOUNT                                              2002       2001       2000       1999       1998       1997       1996
-----------                                            --------   --------   --------   --------   --------   --------   --------
PIONEER AMERICA INCOME VCT PORTFOLIO
Unit Value:
  Beginning of Period................................   1.307      1.245      1.130      1.175      1.102      1.030      1.000
  End of Period......................................   1.422      1.307      1.245      1.130      1.175      1.102      1.030
Number of Units Outstanding at End of Period (in
 thousands)..........................................     830        367        303        369        291        203        180

PIONEER BALANCED VCT PORTFOLIO
Unit Value:
  Beginning of Period................................   1.270      1.318      1.267      1.254      1.233      1.068      1.000
  End of Period......................................   1.124      1.270      1.318      1.267      1.254      1.233      1.068
Number of Units Outstanding at End of Period (in
 thousands)..........................................     368        361        400        537        518        303        121

PIONEER EMERGING MARKETS VCT PORTFOLIO
Unit Value:
  Beginning of Period................................   1.094      1.196      1.843      1.047      1.000        N/A        N/A
  End of Period......................................   1.066      1.094      1.196      1.843      1.047        N/A        N/A
Number of Units Outstanding at End of Period (in
 thousands)..........................................     108        160        167         95          0        N/A        N/A

PIONEER EQUITY INCOME VCT PORTFOLIO
Unit Value:
  Beginning of Period................................   1.847      2.014      1.778      1.787      1.483      1.112      1.000
  End of Period......................................   1.533      1.847      2.014      1.778      1.787      1.483      1.112
Number of Units Outstanding at End of Period (in
 thousands)..........................................   1,036      1,130      1,207      1,316      1,304        641        237

PIONEER EUROPE VCT PORTFOLIO
Unit Value:
  Beginning of Period................................   0.821      1.076      1.339      1.058      1.000        N/A        N/A
  End of Period......................................   0.656      0.821      1.076      1.339      1.058        N/A        N/A
Number of Units Outstanding at End of Period (in
 thousands)..........................................     186        192        242         69          0        N/A        N/A

PIONEER FUND VCT PORTFOLIO
Unit Value:
  Beginning of Period................................   1.312      1.492      1.495      1.311      1.000        N/A        N/A
  End of Period......................................   1.047      1.312      1.492      1.495      1.311        N/A        N/A
Number of Units Outstanding at End of Period (in
 thousands)..........................................   1,679      1,889      2,176      1,849      1,191        N/A        N/A

PIONEER GROWTH SHARES VCT PORTFOLIO
Unit Value:
  Beginning of Period................................   1.034      1.290      1.420      1.333      1.000        N/A        N/A
  End of Period......................................   0.666      1.034      1.290      1.420      1.333        N/A        N/A
Number of Units Outstanding at End of Period (in
 thousands)..........................................     913      1,218      1,572      1,594      1,216        N/A        N/A

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
                             SEPARATE ACCOUNT VA-P


                                                                                YEAR ENDED DECEMBER 31ST
                                                       --------------------------------------------------------------------------
SUB-ACCOUNT                                              2002       2001       2000       1999       1998       1997       1996
-----------                                            --------   --------   --------   --------   --------   --------   --------
PIONEER HIGH YIELD VCT PORTFOLIO
Unit Value:
  Beginning of Period................................   1.187      1.032      1.000        N/A        N/A        N/A        N/A
  End of Period......................................   1.153      1.187      1.032        N/A        N/A        N/A        N/A
Number of Units Outstanding at End of Period (in
 thousands)..........................................      95         63         27        N/A        N/A        N/A        N/A

PIONEER INTERNATIONAL VALUE VCT PORTFOLIO
Unit Value:
  Beginning of Period................................   0.842      1.120      1.466      1.029      1.080      1.044      1.000
  End of Period......................................   0.720      0.842      1.120      1.466      1.029      1.080      1.044
Number of Units Outstanding at End of Period (in
 thousands)..........................................     336        531        664        613        582        347         58

PIONEER MID CAP VALUE VCT PORTFOLIO
Unit Value:
  Beginning of Period................................   1.636      1.558      1.339      1.201      1.268      1.031      1.000
  End of Period......................................   1.432      1.636      1.558      1.339      1.201      1.268      1.031
Number of Units Outstanding at End of Period (in
 thousands)..........................................     831      1,074      1,040      1,052      1,069        615        166

PIONEER MONEY MARKET VCT PORTFOLIO
Unit Value:
  Beginning of Period................................   1.178      1.156      1.109      1.077      1.044      1.011      1.000
  End of Period......................................   1.176      1.178      1.156      1.109      1.077      1.044      1.011
Number of Units Outstanding at End of Period (in
 thousands)..........................................     699        707        332        346        306         98        309

PIONEER REAL ESTATE SHARES VCT PORTFOLIO
Unit Value:
  Beginning of Period................................   1.475      1.387      1.086      1.150      1.435      1.201      1.000
  End of Period......................................   1.491      1.475      1.387      1.086      1.150      1.435      1.201
Number of Units Outstanding at End of Period (in
 thousands)..........................................     104         66         64         52         97         75         20

PIONEER SMALL CAP VALUE VCT PORTFOLIO
Unit Value:
  Beginning of Period................................   1.085      1.000        N/A        N/A        N/A        N/A        N/A
  End of Period......................................   0.908      1.085        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End of Period (in
 thousands)..........................................      46          2        N/A        N/A        N/A        N/A        N/A

PIONEER SMALL COMPANY VCT PORTFOLIO
Unit Value:
  Beginning of Period................................   1.083      1.000        N/A        N/A        N/A        N/A        N/A
  End of Period......................................   0.889      1.083        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End of Period (in
 thousands)..........................................      13         72        N/A        N/A        N/A        N/A        N/A

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
                             SEPARATE ACCOUNT VA-P


                                                                                YEAR ENDED DECEMBER 31ST
                                                       --------------------------------------------------------------------------
SUB-ACCOUNT                                              2002       2001       2000       1999       1998       1997       1996
-----------                                            --------   --------   --------   --------   --------   --------   --------
PIONEER STRATEGIC INCOME VCT PORTFOLIO
Unit Value:
  Beginning of Period................................   1.095      1.039      1.008      1.000        N/A        N/A        N/A
  End of Period......................................   1.195      1.095      1.039      1.008        N/A        N/A        N/A
Number of Units Outstanding at End of Period (in
 thousands)..........................................      65         31          3          2        N/A        N/A        N/A

AIM V.I. AGGRESSIVE GROWTH FUND
Unit Value:
  Beginning of Period................................   0.752      1.000        N/A        N/A        N/A        N/A        N/A
  End of Period......................................   0.573      0.752        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End of Period (in
 thousands)..........................................       7          2        N/A        N/A        N/A        N/A        N/A

AIM V.I. CAPITAL APPRECIATION FUND
Unit Value:
  Beginning of Period................................   0.629      0.832      1.000        N/A        N/A        N/A        N/A
  End of Period......................................   0.469      0.629      0.832        N/A        N/A        N/A        N/A
Number of Units Outstanding at End of Period (in
 thousands)..........................................     102        797        768        N/A        N/A        N/A        N/A

ALLIANCEBERNSTEIN PREMIER GROWTH PORTFOLIO
Unit Value:
  Beginning of Period................................   0.640      0.786      1.000        N/A        N/A        N/A        N/A
  End of Period......................................   0.436      0.640      0.786        N/A        N/A        N/A        N/A
Number of Units Outstanding at End of Period (in
 thousands)..........................................     106        196        230        N/A        N/A        N/A        N/A

ALLIANCEBERNSTEIN TECHNOLOGY PORTFOLIO
Unit Value:
  Beginning of Period................................   0.475      0.646      1.000        N/A        N/A        N/A        N/A
  End of Period......................................   0.272      0.475      0.646        N/A        N/A        N/A        N/A
Number of Units Outstanding at End of Period (in
 thousands)..........................................     108        137        149        N/A        N/A        N/A        N/A

DELAWARE VIP GROWTH OPPORTUNITIES SERIES
Unit Value:
  Beginning of Period................................   0.689      0.831      1.000        N/A        N/A        N/A        N/A
  End of Period......................................   0.509      0.689      0.831        N/A        N/A        N/A        N/A
Number of Units Outstanding at End of Period (in
 thousands)..........................................      27         61         66        N/A        N/A        N/A        N/A

DELAWARE VIP SELECT GROWTH SERIES
Unit Value:
  Beginning of Period................................   0.592      0.789      1.000        N/A        N/A        N/A        N/A
  End of Period......................................   0.393      0.592      0.789        N/A        N/A        N/A        N/A
Number of Units Outstanding at End of Period (in
 thousands)..........................................      17         12         15        N/A        N/A        N/A        N/A

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
                             SEPARATE ACCOUNT VA-P


                                                                                YEAR ENDED DECEMBER 31ST
                                                       --------------------------------------------------------------------------
SUB-ACCOUNT                                              2002       2001       2000       1999       1998       1997       1996
-----------                                            --------   --------   --------   --------   --------   --------   --------
FT VIP FRANKLIN SMALL CAP FUND
Unit Value:
  Beginning of Period................................   0.695      0.832      1.000        N/A        N/A        N/A        N/A
  End of Period......................................   0.489      0.695      0.832        N/A        N/A        N/A        N/A
Number of Units Outstanding at End of Period (in
 thousands)..........................................      78         83         50        N/A        N/A        N/A        N/A

FT VIP TEMPLETON FOREIGN SECURITIES FUND
Unit Value:
  Beginning of Period................................   0.925      0.964      1.000        N/A        N/A        N/A        N/A
  End of Period......................................   0.826      0.925      0.964        N/A        N/A        N/A        N/A
Number of Units Outstanding at End of Period (in
 thousands)..........................................       7         18         16        N/A        N/A        N/A        N/A

FT VIP TEMPLETON GLOBAL ASSET ALLOCATION FUND
Unit Value:
  Beginning of Period................................   0.887      0.999      1.000        N/A        N/A        N/A        N/A
  End of Period......................................   0.836      0.887      0.999        N/A        N/A        N/A        N/A
Number of Units Outstanding at End of Period (in
 thousands)..........................................      65         66         71        N/A        N/A        N/A        N/A

VAN KAMPEN LIT EMERGING GROWTH PORTFOLIO
Unit Value:
  Beginning of Period................................   0.537      0.795      1.000        N/A        N/A        N/A        N/A
  End of Period......................................   0.357      0.537      0.795        N/A        N/A        N/A        N/A
Number of Units Outstanding at End of Period (in
 thousands)..........................................     101         95         70        N/A        N/A        N/A        N/A

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

                       STATEMENT OF ADDITIONAL INFORMATION

                                       OF

         INDIVIDUAL AND GROUP VARIABLE ANNUITY CONTRACTS FUNDED THROUGH

                                 SUB-ACCOUNTS OF

                              SEPARATE ACCOUNT VA-P

                INVESTING IN SHARES OF THE UNDERLYING PORTFOLIOS



THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS. IT SHOULD BE READ IN CONJUNCTION WITH THE PIONEER VISION PROSPECTUS OF SEPARATE ACCOUNT VA-P DATED MAY 1, 2003 ("THE PROSPECTUS"). THE PROSPECTUS MAY BE OBTAINED FROM ANNUITY CLIENT SERVICES, FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY, 440 LINCOLN STREET, WORCESTER, MASSACHUSETTS 01653, TELEPHONE 1-800-688-9915.


                                DATED MAY 1, 2003



FAFLIC Pioneer Vision
FAFLIC Pioneer Vision 2

                                TABLE OF CONTENTS

GENERAL INFORMATION AND HISTORY                                              3

TAXATION OF THE CONTRACT, THE VARIABLE ACCOUNT AND THE COMPANY               3

SERVICES                                                                     4

UNDERWRITERS                                                                 4

ANNUITY BENEFIT PAYMENTS AND ACCUMULATION UNIT CALCULATION                   5

EXCHANGE OFFER                                                               6

ENHANCED AUTOMATIC TRANSFER (DOLLAR COST AVERAGING) PROGRAM                  8

PERFORMANCE INFORMATION                                                      9

FINANCIAL STATEMENTS                                                         F-1

                         GENERAL INFORMATION AND HISTORY


Separate Account VA-P (the "Variable Account") is a separate investment account of First Allmerica Financial Life Insurance Company (the "Company" or "First Allmerica") authorized by vote of its Board of Directors on August 20, 1991. The Company, organized under the laws of Massachusetts in 1844, is among the five oldest life insurance companies in America. Prior to December 31, 2002, the Company was the immediate parent of Allmerica Financial Life Insurance and Annuity Company ("Allmerica Financial") and a direct subsidiary of Allmerica Financial Corporation ("AFC"). Effective December 31, 2002, Allmerica Financial became a Massachusetts domiciled insurance company and a direct wholly-owned subsidiary of AFC, while First Allmerica became a wholly-owned subsidiary of Allmerica Financial (and thereby became an indirect wholly-owned subsidiary of AFC).

The Company is subject to the laws of the Commonwealth of Massachusetts governing insurance companies and to regulation by the Commissioner of Insurance in Massachusetts. In addition, the Company is subject to the insurance laws and regulations of other states and jurisdictions in which it is licensed to operate. As of December 31, 2002, the Company had over $5.1 billion in assets and over $8.4 billion of life insurance in force.

Several Sub-Accounts of the Variable Account are available under the Pioneer Vision 2 contract and Pioneer Vision contract (3023-95), a predecessor contract. (Pioneer Vision 2 and Pioneer Vision - 3023-95 are referred to collectively as "the contracts.") Each Sub-Account exclusively in shares of one of the following funds:


PIONEER VARIABLE CONTRACTS TRUST                 AIM VARIABLE INSURANCE FUNDS (SERVICE I SHARES)
--------------------------------                 -----------------------------------------------
Pioneer America Income VCT Portfolio             AIM V.I. Aggressive Growth Fund
Pioneer Balanced VCT Portfolio                   AIM V.I. Capital Appreciation Fund
Pioneer Emerging Markets VCT Portfolio
Pioneer Equity Income VCT Portfolio              ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC. (CLASS B)
Pioneer Europe VCT Portfolio                     ---------------------------------------------------------------
Pioneer Fund VCT Portfolio                       AllianceBernstein Premier Growth Portfolio
Pioneer Growth Shares VCT Portfolio              AllianceBernstein Technology Portfolio
Pioneer High Yield VCT Portfolio
Pioneer International Value VCT Portfolio        DELAWARE VIP TRUST (SERVICE CLASS)
Pioneer Mid Cap Value VCT Portfolio              ----------------------------------
Pioneer Money Market VCT Portfolio               Delaware VIP Growth Opportunities Series
Pioneer Real Estate Shares VCT Portfolio         Delaware VIP Select Growth Series
Pioneer Small Cap Value VCT Portfolio
Pioneer Small Company VCT Portfolio              FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
Pioneer Strategic Income VCT Portfolio           ----------------------------------------------------
                                                 (CLASS 2)
                                                 ---------
                                                 FT VIP Franklin Small Cap Fund
                                                 FT VIP Templeton Foreign Securities Fund
                                                 FT VIP Templeton Global Asset Allocation Fund

                                                 VAN KAMPEN LIFE INVESTMENT TRUST
                                                 Van Kampen LIT Emerging Growth Portfolio


                     TAXATION OF THE CONTRACT, THE VARIABLE
                             ACCOUNT AND THE COMPANY

The Company currently imposes no charge for taxes payable in connection with the contracts, other than for state and local premium taxes and similar assessments when applicable. The Company reserves the right to impose a charge for any other taxes that may become payable in the future in connection with the contracts or the Variable Account.

The Variable Account is considered to be a part of and taxed with the operations of the Company. The Company is taxed as a life insurance company under subchapter L of the Internal Revenue Code (the "Code"), and files a consolidated tax return with its affiliated companies.

The Company reserves the right to make a charge for any effect which the income, assets or existence of the Contract or the Variable Account may have upon its tax. Such charge for taxes, if any, will be assessed on a fair and equitable basis in order to preserve equity among classes of Contract Owners ("Owners"). The Variable Account presently is not subject to tax.

                                    SERVICES

CUSTODIAN OF SECURITIES. The Company serves as custodian of the assets of the Variable Account. Underlying Portfolio shares owned by the Sub-Accounts are held on an open account basis. A Sub-Account's ownership of Underlying Portfolio shares is reflected on the records of the Underlying Portfolio, and is not represented by any transferable stock certificates.

EXPERTS. The financial statements of the Company as of December 31, 2002 and 2001 and for each of the three years in the period ended December 31, 2002, and the financial statements of Separate Account VA-P of the Company as of December 31, 2002 and for the periods indicated, included in this Statement of Additional Information constituting part of this Registration Statement, have been so included in reliance on the reports of PricewaterhouseCoopers LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting.

The financial statements of the Company included herein should be considered only as bearing on the ability of the Company to meet its obligations under the Contract.

MAIL ROOM SERVICES. Boston Financial Data Services, Inc. with principal offices at 2 Heritage Drive, North Quincy, Massachusetts 02171, provides mailroom service facilities and lockbox services to the Company.

                                  UNDERWRITERS

VeraVest Investments, Inc. ("VeraVest"; formerly Allmerica Investments, Inc.), a wholly-owned subsidiary of Allmerica Financial, acts as the principal underwriter and general distributor of the Contract. VeraVest is registered with the SEC as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. ("NASD"). VeraVest is located at 440 Lincoln Street, Worcester, MA 01653. The Contracts were sold by agents of Allmerica Financial who are registered representatives of VeraVest or by certain independent broker-dealers which are NASD members and whose representatives are authorized by applicable law to sell variable annuity contracts. As of the date of this Prospectus, the Company has effectively ceased issuing new contracts except in connection with certain pre-existing contractual plans and programs.

The Company pays commissions, not to exceed 7.0% of initial purchase payments, to entities which sold the Contract. The Company may pay commissions not to exceed 7% on additional payments to the Contract. To the extent permitted by NASD rules, promotional incentives or payments also may be provided to such entities based on sales volumes, the assumption of wholesaling functions or other sales-related criteria. Additional payments may be made for other services not directly related to the sale of the Contract, including the recruitment and training of personnel, production of promotional literature and similar services.

Commissions paid by the Company do not result in any charge to Owners or to the Variable Account in addition to the charges described under "CHARGES AND DEDUCTIONS" in the Prospectus. The Company intends to recoup the commission and other sales expense through a combination of anticipated surrender, withdrawal and/or annuitization charges, profits from the Company's general account, including the investment earnings on amounts allocated to accumulate on a fixed basis in excess of the interest credited on fixed accumulations by the Company, and the profit, if any, from the mortality and expense risk charge.


The aggregate amounts of commissions paid to VeraVest Investments, Inc. for sales of all contracts funded by Separate Account VA-P (including contracts not described in the Prospectus) for the years 2000, 2001 and 2002 were $164,509.22, $115,904.70 and $56,082.17.

No commissions were retained by VeraVest Investments, Inc. for sales of all contracts funded by Separate Account VA-P (including contracts not described in the Prospectus) for the years 2000, 2001 and 2002.

           ANNUITY BENEFIT PAYMENTS AND ACCUMULATION UNIT CALCULATION

The method by which the Accumulated Value under the Contract is determined is described in detail under "Computation of Values" in the Prospectus.

ILLUSTRATION OF ACCUMULATION UNIT CALCULATION USING HYPOTHETICAL EXAMPLE. The Accumulation Unit calculation for a daily Valuation Period may be illustrated by the following hypothetical example: Assume that the assets of a Sub-Account at the beginning of a one-day Valuation Period were $5,000,000; that the value of an Accumulation Unit on the previous date was $1.135000; and that during the Valuation Period, the investment income and net realized and unrealized capital gains exceed net realized and unrealized capital losses by $1,675. The Accumulation Unit Value at the end of the current Valuation Period would be calculated as follows:

(1)  Accumulation Unit Value -- Previous Valuation Period                            $ 1.135000

(2)  Value of Assets -- Beginning of Valuation Period                                $5,000,000

(3)  Excess of Investment Income and Net Gains Over Capital Losses                   $1,675

(4)  Adjusted Gross Investment Rate for the Valuation Period (3) divided by (2)      0.000335

(5)  Annual Charge (one-day equivalent of 1.40% per annum)                           0.000039

(6)  Net Investment Rate (4) - (5)                                                   0.000296

(7)  Net Investment Factor 1.000000 + (6)                                            1.000296

(8)  Accumulation Unit Value -- Current Period (1) x (7)                             $1.135336

Conversely, if unrealized capital losses and charges for expenses and taxes exceeded investment income and net realized capital gains by $1,675, the Accumulation Unit Value at the end of the Valuation Period would have been $1.134576.

The method for determining the amount of annuity payments is described in detail under "Annuity Benefit Payments" in the Prospectus.

ILLUSTRATION OF VARIABLE ANNUITY BENEFIT PAYMENT CALCULATION USING HYPOTHETICAL EXAMPLE. The determination of the Annuity Unit value and the variable annuity benefit payment may be illustrated by the following hypothetical example: Assume an Annuitant has 40,000 Accumulation Units in a Variable Account, and that the value of an Accumulation Unit on the Valuation Date used to determine the amount of the first variable annuity payment is $1.120000. Therefore, the Accumulated Value of the Contract is $44,800 (40,000 x $1.120000). Assume also that the Owner elects an option for which the first monthly payment is $6.57 per $1,000 of Accumulated Value applied. Assuming no premium tax or surrender charge, the first monthly payment would be $44.80 ($44,800 divided by $1,000) multiplied by $6.57, or $294.34.

Next, assume that the Annuity Unit value for the assumed interest rate of 3.5% per annum for the Valuation Date as of which the first payment was calculated was $1.100000. Annuity Unit values will not be the same as Accumulation Unit Values because the former reflect the 3.5% assumed interest rate used in the annuity rate calculations. When the Annuity Unit value of $1.100000 is divided into the first monthly payment the number of Annuity Units represented by that payment is determined to be 267.5818. The value of this same number of Annuity Units will be paid in each subsequent month under most options. Assume further that the net investment factor for the Valuation Period applicable to the next annuity benefit payment is 1.000190. Multiplying this factor by .999906 (the one-day adjustment factor for the assumed interest rate of 3.5% per annum) produces a factor of 1.000096. This then is multiplied by the Annuity Unit value on the immediately preceding Valuation Date (assumed here to be $1.105000). The result is an Annuity Unit value of $1.105106 for the current monthly payment. The current monthly payment then is determined by multiplying the number of Annuity Units by the current Annuity Unit value, or 267.5818 times $1.105106, which produces a current monthly payment of $295.71.

METHOD FOR DETERMINING COMMUTED VALUE ON VARIABLE ANNUITY PERIOD CERTAIN OPTIONS AND ILLUSTRATION USING HYPOTHETICAL EXAMPLE. The Contract offers both commutable and non-commutable fixed period certain annuity options and commutable variable period certain annuity options. A commutable option gives the Annuitant the right to exchange any remaining payments for a lump sum payment based on the commuted value. The Commuted Value is the present value of remaining payments calculated at 3.5% interest. The determination of the Commuted Value may be illustrated by the following hypothetical example.

Assume a commutable period certain option is elected. The number of Annuity Units upon which each payment is based would be calculated using the Surrender Value less any premium tax rather than the Accumulated Value. Assume this results in 250.0000 Annuity Units. Assume the Commuted Value is requested with 60 monthly payments remaining and a current Annuity Unit Value of $1.200000. Based on these assumptions, the dollar amount of remaining payments would be $300 a month for 60 months. The present value at 3.5% of all remaining payments would be $16,560.72.

                                 EXCHANGE OFFER

A.   VARIABLE ANNUITY CONTRACT EXCHANGE OFFER

The Company will permit Owners of certain variable annuity contracts issued by Allmerica Financial Life Insurance and Annuity Company ("AFLIAC"), described below, to exchange their contracts at net asset value for the variable annuity contracts described in the Prospectus, which is issued on Form No. A3025-96 or a state variation thereof ("new Contract"). The Company reserves the right to suspend this exchange offer at any time.

This offer applies to the exchange of Elective Payment Variable Annuity contracts issued by AFLIAC on Forms A3012-79 and A3013-79 ("Elective Payment Exchanged Contract," all such contracts having numbers with a "JQ" or "JN" prefix), and Single Payment Variable Annuity contracts issued on

Forms A3014-79 and A3015-79 ("Single Payment Exchanged Contract," all such contracts having numbers with a "KQ" or "KN" prefix). These contracts are referred to collectively as the "Exchanged Contract." To effect an exchange, the Company should receive (1) a completed application for the new Contract; (2) the contract being exchanged, and (3) a signed Letter of Awareness.

SURRENDER CHARGE COMPUTATION. No surrender charge otherwise applicable to the Exchanged Contract will be assessed as a result of the exchange. Instead, the surrender charge under the new Contract will be computed as if the payments that had been made to the Exchanged Contract were made to the new Contract, as of the date of issue of the Exchanged Contract. Any additional payments to the new Contract after the exchange will be subject to the surrender charge computation outlined in the new Contract and Prospectus; i.e., the charge will be computed based on the number of years that the additional payment (or portion of that payment) that is being withdrawn has been credited to the new Contract.

SUMMARY OF DIFFERENCES BETWEEN EXCHANGED CONTRACT AND THE NEW CONTRACT. The new Contract and the Exchanged Contract differ substantially as summarized below. There may be additional differences important to a person considering an exchange, and the Prospectuses for the new Contract and the Exchanged Contract should be reviewed carefully before the exchange request is submitted to the Company.

SURRENDER CHARGE. The surrender charge under the new Contract, as described in the Prospectus, imposes higher charge percentages against the excess amount redeemed than the Single Payment Exchanged Contract. In addition, if an Elective Payment Exchanged Contract was issued more than nine years before the date of an exchange under this offer, additional payments to the Exchanged Contract would not be subject to a surrender charge. New payments to the new Contract may be subject to a charge if withdrawn prior to the surrender charge period described in the Prospectus.

CONTRACT FEE. Under the new Contract, the Company deducts a $30 fee on each Contract anniversary and at surrender if the Accumulated Value is less than $50,000. This fee is waived if the new Contract is part of a 401(k) plan. No Contract fees are charged on the Single Payment Exchanged Contract. A $9 semi-annual fee is charged on the Elective Payment Variable Exchanged Contract if the Accumulated Value is $10,000 or less.

VARIABLE ACCOUNT ADMINISTRATIVE EXPENSE CHARGE. Under the new Contract, the Company assesses each Sub-Account a daily administrative expense charge at an annual rate of 0.15% of the average daily net assets of the Sub-Account. No administrative expense charge based on a percentage of Sub-Account assets is imposed under the Exchanged Contract.

TRANSFER CHARGE. No charge for transfers is imposed under the Exchanged Contract. Currently, no transfer charge is imposed under the new Contract; however, the Company reserves the right to assess a charge not to exceed $25 for each transfer after the twelfth in any Contract year.

ANNUITY TABLES. The Exchanged Contract contains higher guaranteed annuity rates.

INVESTMENTS. Accumulated Values and payments under the new Contract may be allocated to significantly more investment options than are available under the Exchanged Contract.

DEATH BENEFIT. The Exchanged Contract offers a death benefit that is guaranteed to be the greater of a Contract's Accumulated Value or gross payments made (less withdrawals). At the time an exchange is processed, the Accumulated Value of the Exchanged Contract becomes the "payment" for the new Contract. Therefore, prior purchase payments made under the Exchanged Contract (if higher than the Exchanged Contract's Accumulated Value) no longer are a basis for determining the death benefit under the new Contract. Consequently, whether the initial minimum death benefit under the new

Contract is greater than, equal to, or less than, the death benefit of the Exchanged Contract depends on whether the Accumulated Value transferred to the new Contract is greater than, equal to, or less than, the gross payments under the Exchanged Contract.

In addition, under the Exchanged Contract, the amount of any prior withdrawals is subtracted from the value of the death benefit. Under the new Contract, where there is a reduction in the death benefit amount due to a prior withdrawal, the value of the death benefit is reduced in the same proportion that the new Contract's Accumulated Value was reduced on the date of the withdrawal.

B.   FIXED ANNUITY EXCHANGE OFFER

This exchange offer also applies to all fixed annuity contracts issued by the Company's subsidiary, Allmerica Financial Life Insurance and Annuity Company. A fixed annuity contract to which this exchange offer applies may be exchanged at net asset value for the Contract described in this Prospectus, subject to the same provisions for effecting the exchange and for applying the new Contract's surrender charge as described above for variable annuity contracts. This Prospectus should be read carefully before making such exchange. Unlike a fixed annuity, the new Contract's value is not guaranteed and will vary depending on the investment performance of the Underlying Portfolios to which it is allocated. The new Contract has a different charge structure than a fixed annuity contract, which includes not only a surrender charge that may vary from that of the class of contracts to which the exchanged fixed contract belongs, but also contract fees, mortality and expense risk charges (for the Company's assumption of certain mortality and expense risks), administrative expense charges, transfer charges (for transfers permitted among Sub-Accounts and the Fixed Account), and expenses incurred by the Underlying Portfolios. Additionally, the interest rates offered under the Fixed Account of the new Contract and the Annuity Tables for determining minimum annuity payments may be different from those offered under the exchanged fixed contract.

C.   EXERCISE OF "FREE-LOOK PROVISION" AFTER ANY EXCHANGE

Persons who, under the terms of this exchange offer, exchange their contract for the new Contract and subsequently cancel the new Contract within the time permitted, as described in the sections of this Prospectus captioned "Right to Cancel Individual Retirement Annuity" and "Right to Cancel All Other Contracts," will have their exchanged contract automatically reinstated as of the date of cancellation. The refunded amount will be applied as the new current Accumulated Value under the reinstated contract, which may be more or less than it would have been had no exchange and reinstatement occurred. The refunded amount will be allocated initially among the Fixed Account and Sub-Accounts of the reinstated contract in the same proportion that the value in the Fixed Account and the value in each Sub-Account bore to the transferred Accumulated Value on the date of the exchange of the contract for the new Contract. For purposes of calculating any surrender charge under the reinstated contract, the reinstated contract will be deemed to have been issued and to have received past purchase payments as if there had been no exchange.

           ENHANCED AUTOMATIC TRANSFER (DOLLAR COST AVERAGING) PROGRAM

To the extent permitted by law, the Company reserves the right to offer an Enhanced Automatic Transfer (Dollar Cost Averaging) Program from time to time. If an Owner elects automatic transfers while the enhanced program is in effect, the Company will credit an enhanced interest rate to eligible payments made to the Enhanced Automatic Transfer Program. Eligible payments:

     -    must be new payments to the Contract, including the initial payment,

     - must be allocated to the Fixed Account, which will be the source account,

     - must be automatically transferred out of the Fixed Account to one or more Sub-Accounts over a specified time period and

     -    will receive the enhanced rate while they remain in the Fixed Account.

Any new eligible payments made to an existing Enhanced Automatic Transfer program will start a new Enhanced Automatic Transfer program. In this case, the following rules apply:

     - The money remaining in the Fixed Account from the original program will be combined with the new eligible payment to determine the new monthly transfer amount.

     - The new monthly transfer amount will be transferred out of the Fixed Account in accordance with the allocation instructions specified for the new payment. If no allocation instructions are specified with the new eligible payment, the allocation instructions for the original eligible payment will be used. The new monthly transfer amount will be transferred out of the Fixed Account on a LIFO (last-in, first-out basis) to the selected Sub-Accounts on the date designated for the new eligible payment.

     - A new enhanced interest rate may be applied to the new eligible payment, while the money remaining in the Fixed Account from the original program will continue to receive the enhanced rate in effect at the time the older payment was received.

                             PERFORMANCE INFORMATION

Performance information for a Sub-Account may be compared, in reports and promotional literature, to certain indices described in the Prospectus under "PERFORMANCE INFORMATION." In addition, the Company may provide advertising, sales literature, periodic publications or other material information on various topics of interest to Owners and prospective Owners. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, market timing, dollar cost averaging, asset allocation, constant ratio transfer and account rebalancing), the advantages and disadvantages of investing in tax-deferred and taxable investments, customer profiles and hypothetical purchase and investment scenarios, financial management and tax and retirement planning, and investment alternatives to certificates of deposit and other financial instruments, including comparisons between the Contract and the characteristics of and market for such financial instruments. Total return data and supplemental total return information may be advertised based on the period of time that an Underlying Portfolio and/or an underlying Sub-Account have been in existence, even if longer than the period of time that the Contract has been offered. The results for any period prior to a Contract being offered will be calculated as if the Contract had been offered during that period of time, with all charges assumed to be those applicable to the Contract.

TOTAL RETURN

"Total Return" refers to the total of the income generated by an investment in a Sub-Account and of the changes of value of the principal invested (due to realized and unrealized capital gains or losses) for a specified period, reduced by the Sub-Account's asset charge and any applicable surrender charge which would be assessed upon complete withdrawal of the investment.

Total Return figures are calculated by standardized methods prescribed by rules of the Securities and Exchange Commission (the "SEC"). The quotations are computed by finding the average annual compounded rates of return over the specified periods that would equate the initial amount invested to the ending redeemable values, according to the following formula:

                      (n)
              P(1 + T)     =   ERV

              Where:  P    =   a hypothetical initial payment to the Variable
                               Account of $1,000

                      T    =   average annual total return

                      n    =   number of years

                   ERV     =   the ending redeemable value of the $1,000 payment
                               at the end of the specified period

The calculation of Total Return includes the annual charges against the assets of the Sub-Account. This charge is 1.40% on an annual basis. The calculation of ending redeemable value assumes (1) the Contract was issued at the beginning of the period, and (2) a complete surrender of the Contract at the end of the period. The deduction of the surrender charge, if any, applicable at the end of the period is included in the calculation, according to the following schedules:

                     CONTRACT FORM A3023-95 (PIONEER VISION)
                      (NO GUARANTEE PERIOD ACCOUNT OPTIONS)

                YEARS FROM DATE OF      CHARGE AS PERCENTAGE OF
                PAYMENT TO DATE OF       NEW PURCHASE PAYMENTS
                    WITHDRAWAL                 WITHDRAWN*
                    ----------                 ----------
                   Less than 3                     7%
                   Less than 4                     6%
                   Less than 5                     5%
                   Less than 6                     4%
                   Less than 7                     3%
                    Thereafter                     0%

                   CONTRACT FORM A3025-96 (PIONEER VISION II)
                     (WITH GUARANTEE PERIOD ACCOUNT OPTIONS)

                                        CHARGE AS PERCENTAGE OF
                     YEARS FROM              NEW PAYMENTS
                  DATE OF PAYMENT             WITHDRAWN
                  ---------------             ---------
                    Less than 1                   7%
                    Less than 2                   6%
                    Less than 3                   5%
                    Less than 4                   4%
                    Less than 5                   3%
                    Less than 6                   2%
                    Less than 7                   1%
                    Thereafter                    0%

* Subject to the maximum limit described in the Prospectus.

No surrender charge is deducted upon expiration of the periods specified above. In each calendar year, a certain amount (withdrawal without surrender charge amount, as described in the Prospectus) is not subject to the surrender charge.

The calculations of Total Return include the deduction of the $30 annual Contract fee.

SUPPLEMENTAL TOTAL RETURN INFORMATION

The Supplemental Total Return Information in this section refers to the total of the income generated by an investment in a Sub-Account and of the changes of value of the principal invested (due to realized and unrealized capital gains or losses) for a specified period reduced by the Sub-Account's asset charges. It is assumed, however, that the investment is NOT withdrawn at the end of each period.

The quotations of Supplemental Total Return are computed by finding the average annual compounded rates of return over the specified periods that would equate the initial amount invested to the ending values, according to the following formula:

                      (n)
              P(1 + T)     =   EV

              Where:  P    =   a hypothetical initial payment to the Variable
                               Account of $1,000

                      T    =   average annual total return

                      n    =   number of years

                     EV    =   the ending value of the $1,000 payment at the end
                               of the specified period

The calculation of Supplemental Total Return reflects the 1.40% annual charge against the assets of the Sub-Accounts. The ending value assumes that the Contract is NOT surrendered at the end of the specified period, and therefore there is no adjustment for the surrender charge that would be applicable if the Contract was surrendered at the end of the period. The calculation of supplemental total return does not include the deduction of the $30 annual Contract fee.


PERFORMANCE TABLES. Quotations of average annual total return as shown in Table 1A are calculated in the manner prescribed by the SEC and show the percentage rate of return of a hypothetical initial investment of $1,000 for the most recent one, five and ten year period or for a period covering the time the Sub-Account has been in existence, if less than the prescribed periods. The calculation is adjusted to reflect the deduction of the annual Sub-Account asset charge of 1.40%, the $30 annual Contract fee, the Underlying Portfolio charges and the surrender charge which would be assessed if the investment were completely withdrawn at the end of the specified period. The calculation is not adjusted to reflect the deduction of any rider charge.

Quotations of supplemental average total returns, as shown in Table 1B, are calculated in exactly the same manner and for the same periods of time except that they do not reflect the Contract fee and assume that the Contract is not surrendered at the end of the periods shown.

The performance shown in Tables 2A and 2B is calculated in exactly the same manner as that in Tables 1A and 1B, respectively; however, the period of time is based on the Underlying Portfolio's lifetime, which may predate the Sub-Account's inception date. These performance calculations are based on the assumption that the Sub-Account corresponding to the applicable Underlying Portfolio was actually in existence throughout the stated period and that the contractual charges and expenses during that period were equal to those currently assessed under the Contract.

                               PERFORMANCE TABLES
                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

                            PIONEER VISION 2 CONTRACT

                                    TABLE 1A
                          AVERAGE ANNUAL TOTAL RETURNS
              OF SUB-ACCOUNTS FOR PERIODS ENDING DECEMBER 31, 2002
                         SINCE INCEPTION OF SUB-ACCOUNT
                (ASSUMING COMPLETE WITHDRAWAL OF THE INVESTMENT)


                                                                   FOR YEAR                      SINCE
                                                    SUB-ACCOUNT      ENDED                   INCEPTION OF
                                                  INCEPTION DATE   12/31/02    5 YEARS        SUB-ACCOUNT
                                                  --------------   --------    -------        -----------
Pioneer America Income VCT Portfolio                  9/8/96         2.19%      4.64%            5.51%
Pioneer Balanced VCT Portfolio                        9/22/96       -16.95%     -2.57%           1.52%
Pioneer Emerging Markets VCT Portfolio               10/30/98       -8.45%       N/A             0.84%
Pioneer Equity Income VCT Portfolio                   9/4/96        -22.38%     -0.32%           6.46%
Pioneer Europe VCT Portfolio                         10/30/98       -24.95%      N/A            -10.27%
Pioneer Fund VCT Portfolio                            1/21/98       -25.43%      N/A            -1.26%
Pioneer Growth Shares VCT Portfolio                   1/21/98       -39.81%      N/A            -9.07%
Pioneer High Yield VCT Portfolio                      5/1/00        -8.63%       N/A             3.75%
Pioneer International Value VCT Portfolio             9/4/96        -19.82%     -8.56%          -5.54%
Pioneer Mid Cap Value VCT Portfolio                   9/4/96        -18.36%     1.45%            5.28%
Pioneer Money Market VCT Portfolio                    8/20/96       -6.27%      1.82%            2.36%
Pioneer Real Estate Shares VCT Growth Portfolio       9/4/96        -4.98%      0.14%            6.31%
Pioneer Small Cap Value VCT Portfolio                 11/8/01       -21.26%      N/A            -12.18%
Pioneer Small Company VCT Portfolio                   1/19/01       -22.81%      N/A            -8.39%
Pioneer Strategic Income VCT Portfolio                9/14/99        2.66%       N/A             4.45%
AIM V.I. Aggressive Growth Fund                       1/19/01       -28.29%      N/A            -26.83%
AIM V.I. Capital Appreciation Fund                    5/1/00        -29.88%      N/A            -25.94%
AllianceBernstein Premier Growth Portfolio            5/1/00        -35.92%      N/A            -27.98%
AllianceBernstein Technology Portfolio                5/1/00        -46.09%      N/A            -39.64%
DGPF Growth Opportunities Series                      5/1/00        -30.55%      N/A            -23.66%
DGPF Select Growth Series                             5/1/00        -37.55%      N/A            -30.67%
FT VIP Franklin Small Cap Fund                        5/1/00        -33.91%      N/A            -24.82%
FT VIP Templeton Foreign Securities Fund              5/1/00        -16.04%      N/A            -8.44%
FT VIP Templeton Global Asset Allocation Fund         5/1/00        -11.35%      N/A            -8.00%
Van Kampen LIT Emerging Growth Portfolio              5/1/00        -37.45%      N/A            -33.18%

                                    TABLE 1B
                    SUPPLEMENTAL AVERAGE ANNUAL TOTAL RETURNS
                      FOR PERIODS ENDING DECEMBER 31, 2002
                         SINCE INCEPTION OF SUB-ACCOUNT
         (ASSUMING NO WITHDRAWAL OF THE INVESTMENT AND NO CONTRACT FEES)


                                                                   FOR YEAR                      SINCE
                                                    SUB-ACCOUNT      ENDED                   INCEPTION OF
                                                  INCEPTION DATE   12/31/02    5 YEARS        SUB-ACCOUNT
                                                  --------------   --------    -------        -----------
Pioneer America Income VCT Portfolio                  9/8/96         8.77%      5.23%            5.74%
Pioneer Balanced VCT Portfolio                        9/22/96       -11.52%     -1.85%           1.87%
Pioneer Emerging Markets VCT Portfolio               10/30/98       -2.59%       N/A             1.54%
Pioneer Equity Income VCT Portfolio                   9/4/96        -17.00%     0.66%            6.99%
Pioneer Europe VCT Portfolio                         10/30/98       -20.14%      N/A            -9.63%
Pioneer Fund VCT Portfolio                            1/21/98       -20.17%      N/A            -0.31%
Pioneer Growth Shares VCT Portfolio                   1/21/98       -35.63%      N/A            -8.25%
Pioneer High Yield VCT Portfolio                      5/1/00        -2.80%       N/A             5.49%
Pioneer International Value VCT Portfolio             9/4/96        -14.53%     -7.79%          -5.07%
Pioneer Mid Cap Value VCT Portfolio                   9/4/96        -12.45%     2.46%            5.84%
Pioneer Money Market VCT Portfolio                    8/20/96       -0.22%      2.41%            2.58%
Pioneer Real Estate Shares VCT Growth Portfolio       9/4/96         1.10%      0.77%            6.52%
Pioneer Small Cap Value VCT Portfolio                 11/8/01       -16.27%      N/A            -8.05%
Pioneer Small Company VCT Portfolio                   1/19/01       -17.92%      N/A            -5.88%
Pioneer Strategic Income VCT Portfolio                9/14/99        9.18%       N/A             5.55%
AIM V.I. Aggressive Growth Fund                       1/19/01       -23.75%      N/A            -24.83%
AIM V.I. Capital Appreciation Fund                    5/1/00        -25.42%      N/A            -24.68%
AllianceBernstein Premier Growth Portfolio            5/1/00        -31.81%      N/A            -26.72%
AllianceBernstein Technology Portfolio                5/1/00        -42.64%      N/A            -38.57%
DGPF Growth Opportunities Series                      5/1/00        -26.14%      N/A            -22.38%
DGPF Select Growth Series                             5/1/00        -33.57%      N/A            -29.50%
FT VIP Franklin Small Cap Fund                        5/1/00        -29.69%      N/A            -23.53%
FT VIP Templeton Foreign Securities Fund              5/1/00        -10.69%      N/A            -6.90%
FT VIP Templeton Global Asset Allocation Fund         5/1/00        -5.73%       N/A            -6.49%
Van Kampen LIT Emerging Growth Portfolio              5/1/00        -33.44%      N/A            -32.01%

                                    TABLE 2A
                          AVERAGE ANNUAL TOTAL RETURNS
                      FOR PERIODS ENDING DECEMBER 31, 2002
                   SINCE INCEPTION OF UNDERLYING PORTFOLIO(1)
                (ASSUMING COMPLETE WITHDRAWAL OF THE INVESTMENT)


                                                                                           10 YEARS OR SINCE
                                                    UNDERLYING     FOR YEAR                  INCEPTION OF
                                                     PORTFOLIO       ENDED                    UNDERLYING
                                                  INCEPTION DATE   12/31/02    5 YEARS     PORTFOLIO IF LESS
                                                  --------------   --------    -------     -----------------
Pioneer America Income VCT Portfolio                  3/1/95         2.19%      4.64%            4.67%
Pioneer Balanced VCT Portfolio                        3/1/95        -16.95%     -2.57%           4.36%
Pioneer Emerging Markets VCT Portfolio               10/30/98       -8.45%       N/A             0.84%
Pioneer Equity Income VCT Portfolio                   3/1/95        -22.38%     -0.32%           8.27%
Pioneer Europe VCT Portfolio                         10/30/98       -24.95%      N/A            -10.27%
Pioneer Fund VCT Portfolio                           10/31/97       -25.43%     -0.98%           0.11%
Pioneer Growth Shares VCT Portfolio                  10/31/97       -39.81%     -8.98%          -8.28%
Pioneer High Yield VCT Portfolio                      5/1/00        -8.63%       N/A             3.75%
Pioneer International Value VCT Portfolio             3/1/95        -19.82%     -8.56%          -3.05%
Pioneer Mid Cap Value VCT Portfolio                   3/1/95        -18.36%     1.45%            7.60%
Pioneer Money Market VCT Portfolio                    3/1/95        -6.27%      1.82%            2.63%
Pioneer Real Estate Shares VCT Growth Portfolio       3/1/95        -4.98%      0.14%            8.60%
Pioneer Small Cap Value VCT Portfolio                 11/8/01       -21.26%      N/A            -12.18%
Pioneer Small Company VCT Portfolio                   1/19/01       -22.81%      N/A            -8.39%
Pioneer Strategic Income VCT Portfolio                7/29/99        2.66%       N/A             4.20%
AIM V.I. Aggressive Growth Fund                       5/1/98        -28.29%      N/A            -5.52%
AIM V.I. Capital Appreciation Fund                    5/5/93        -29.88%     -4.12%           5.84%
AllianceBernstein Premier Growth Portfolio*           6/26/92       -35.92%     -3.42%           7.53%
AllianceBernstein Technology Portfolio*               1/11/96       -46.09%     -2.46%           0.32%
DGPF Growth Opportunities Series *                    7/12/91       -30.55%     0.17%            5.80%
DGPF Select Growth Series*                            5/3/99        -37.55%      N/A            -16.38%
FT VIP Franklin Small Cap Fund*                       11/1/95       -33.91%     -1.89%           4.84%
FT VIP Templeton Foreign Securities Fund*             5/1/96        -16.04%     -2.98%          -0.82%
FT VIP Templeton Global Asset Allocation Fund*        8/24/88       -11.35%     0.34%            7.19%
Van Kampen LIT Emerging Growth Portfolio              7/3/95        -37.45%     1.18%            7.58%

(1) Many of the Underlying Portfolios in which the Sub-Accounts invest existed prior to the date the Sub-Accounts commenced operations. In this table, the specified period is based on the inception date of each Underlying Portfolio rather than the inception date of the Sub-Account. As such, the table represents what the performance of a Sub-Account would have been if the Sub-Account had been both in existence and invested in the corresponding Underlying Portfolio since the date indicated. In that respect, these numbers are hypothetical and are not the actual performance numbers for the Sub-Accounts or the Contract.

* These portfolios include a charge for 12b-1 fees. For periods beyond the inception date of the Sub-Accounts, these hypothetical performance figures are based upon the historical performance of the non 12b-1 class of shares, but adjusted to reflect the effect of the 12b-1 fee on performance.

                                    TABLE 2B
                    SUPPLEMENTAL AVERAGE ANNUAL TOTAL RETURNS
                      FOR PERIODS ENDING DECEMBER 31, 2002
                   SINCE INCEPTION OF UNDERLYING PORTFOLIO(1)
         (ASSUMING NO WITHDRAWAL OF THE INVESTMENT AND NO CONTRACT FEES)


                                                                                           10 YEARS OR SINCE
                                                    UNDERLYING     FOR YEAR                  INCEPTION OF
                                                     PORTFOLIO       ENDED                    UNDERLYING
                                                  INCEPTION DATE   12/31/02    5 YEARS     PORTFOLIO IF LESS
                                                  --------------   --------    -------     -----------------
Pioneer America Income VCT Portfolio                  3/1/95         8.77%      5.23%            4.77%
Pioneer Balanced VCT Portfolio                        3/1/95        -11.52%     -1.85%           4.54%
Pioneer Emerging Markets VCT Portfolio               10/30/98       -2.59%       N/A             1.54%
Pioneer Equity Income VCT Portfolio                   3/1/95        -17.00%     0.66%            8.64%
Pioneer Europe VCT Portfolio                         10/30/98       -20.14%      N/A            -9.63%
Pioneer Fund VCT Portfolio                           10/31/97       -20.17%     -0.10%           0.90%
Pioneer Growth Shares VCT Portfolio                  10/31/97       -35.63%     -8.19%          -7.58%
Pioneer High Yield VCT Portfolio                      5/1/00        -2.80%       N/A             5.49%
Pioneer International Value VCT Portfolio             3/1/95        -14.53%     -7.79%          -2.76%
Pioneer Mid Cap Value VCT Portfolio                   3/1/95        -12.45%     2.46%            7.97%
Pioneer Money Market VCT Portfolio                    3/1/95        -0.22%      2.41%            2.71%
Pioneer Real Estate Shares VCT Growth Portfolio       3/1/95         1.10%      0.77%            8.69%
Pioneer Small Cap Value VCT Portfolio                 11/8/01       -16.27%      N/A            -8.05%
Pioneer Small Company VCT Portfolio                   1/19/01       -17.92%      N/A            -5.88%
Pioneer Strategic Income VCT Portfolio                7/29/99        9.18%       N/A             5.26%
AIM V.I. Aggressive Growth Fund                       5/1/98        -23.75%      N/A            -4.99%
AIM V.I. Capital Appreciation Fund                    5/5/93        -25.42%     -3.61%           5.84%
AllianceBernstein Premier Growth Portfolio*           6/26/92       -31.81%     -2.89%           7.54%
AllianceBernstein Technology Portfolio*               1/11/96       -42.64%     -1.94%           0.45%
DGPF Growth Opportunities Series *                    7/12/91       -26.14%     0.70%            5.80%
DGPF Select Growth Series*                            5/3/99        -33.57%      N/A            -15.57%
FT VIP Franklin Small Cap Fund*                       11/1/95       -29.69%     -1.37%           4.85%
FT VIP Templeton Foreign Securities Fund*             5/1/96        -10.69%     -2.47%          -0.68%
FT VIP Templeton Global Asset Allocation Fund*        8/24/88       -5.73%      0.86%            7.19%
Van Kampen LIT Emerging Growth Portfolio              7/3/95        -33.44%     1.72%            7.59%

(1) Many of the Underlying Portfolios in which the Sub-Accounts invest existed prior to the date the Sub-Accounts commenced operations. In this table, the specified period is based on the inception date of each Underlying Portfolio rather than the inception date of the Sub-Account. As such, the table represents what the performance of a Sub-Account would have been if the Sub-Account had been both in existence and invested in the corresponding Underlying Portfolio since the date indicated. In that respect, these numbers are hypothetical and are not the actual performance numbers for the Sub-Accounts or the Contract.

* These portfolios include a charge for 12b-1 fees. For periods beyond the inception date of the Sub-Accounts, these hypothetical performance figures are based upon the historical performance of the non 12b-1 class of shares, but adjusted to reflect the effect of the 12b-1 fee on performance.

                      PIONEER VISION CONTRACT (GRC3023-95)


                                    TABLE 1A
                       TOTAL ANNUAL RETURNS OF SUB-ACCOUNT
                      FOR PERIODS ENDING DECEMBER 31, 2002
                         SINCE INCEPTION OF SUB-ACCOUNT
                (ASSUMING COMPLETE WITHDRAWAL OF THE INVESTMENT)


                                                                   FOR YEAR                      SINCE
                                                    SUB-ACCOUNT      ENDED                   INCEPTION OF
                                                  INCEPTION DATE   12/31/02    5 YEARS        SUB-ACCOUNT
                                                  --------------   --------    -------        -----------
Pioneer America Income VCT Portfolio                  9/8/96         1.81%      4.30%            5.27%
Pioneer Balanced VCT Portfolio                        9/22/96       -17.26%     -2.94%           1.21%
Pioneer Emerging Markets VCT Portfolio               10/30/98       -8.79%       N/A             0.35%
Pioneer Equity Income VCT Portfolio                   9/4/96        -22.66%     -0.70%           6.23%
Pioneer Europe VCT Portfolio                         10/30/98       -25.23%      N/A            -10.70%
Pioneer Fund VCT Portfolio                            1/21/98       -25.70%      N/A            -1.66%
Pioneer Growth Shares VCT Portfolio                   1/21/98       -40.03%      N/A            -9.44%
Pioneer High Yield VCT Portfolio                      5/1/00        -8.97%       N/A             3.00%
Pioneer International Value VCT Portfolio             9/4/96        -20.12%     -8.91%          -5.82%
Pioneer Mid Cap Value VCT Portfolio                   9/4/96        -18.36%     1.07%            5.03%
Pioneer Money Market VCT Portfolio                    8/20/96       -6.62%      1.41%            2.08%
Pioneer Real Estate Shares VCT Growth Portfolio       9/4/96        -5.33%      -0.23%           6.07%
Pioneer Small Cap Value VCT Portfolio                 11/8/01       -21.56%      N/A            -13.15%
Pioneer Small Company VCT Portfolio                   1/19/01       -23.10%      N/A            -8.99%
Pioneer Strategic Income VCT Portfolio                9/14/99        2.28%       N/A             3.90%
AIM V.I. Aggressive Growth Fund                       1/19/01       -28.56%      N/A            -27.31%
AIM V.I. Capital Appreciation Fund                    5/1/00        -30.15%      N/A            -26.54%
AllianceBernstein Premier Growth Portfolio            5/1/00        -36.16%      N/A            -28.56%
AllianceBernstein Technology Portfolio                5/1/00        -46.29%      N/A            -40.12%
DGPF Growth Opportunities Series                      5/1/00        -30.81%      N/A            -24.28%
DGPF Select Growth Series                             5/1/00        -37.78%      N/A            -31.23%
FT VIP Franklin Small Cap Fund                        5/1/00        -34.16%      N/A            -25.65%
FT VIP Templeton Foreign Securities Fund              5/1/00        -16.35%      N/A            -9.18%
FT VIP Templeton Global Asset Allocation Fund         5/1/00        -11.68%      N/A            -9.01%
Van Kampen LIT Emerging Growth Portfolio              5/1/00        -37.68%      N/A            -33.93%

                                    TABLE 1B
                    SUPPLEMENTAL AVERAGE ANNUAL TOTAL RETURNS
                      FOR PERIODS ENDING DECEMBER 31, 2002
                         SINCE INCEPTION OF SUB-ACCOUNT
         (ASSUMING NO WITHDRAWAL OF THE INVESTMENT AND NO CONTRACT FEES)


                                                                   FOR YEAR                      SINCE
                                                    SUB-ACCOUNT      ENDED                   INCEPTION OF
                                                  INCEPTION DATE   12/31/02    5 YEARS        SUB-ACCOUNT
                                                  --------------   --------    -------        -----------
Pioneer America Income VCT Portfolio                  9/8/96         8.77%      5.23%            5.73%
Pioneer Balanced VCT Portfolio                        9/22/96       -11.52%     -1.85%           1.87%
Pioneer Emerging Markets VCT Portfolio               10/30/98       -2.59%       N/A             1.54%
Pioneer Equity Income VCT Portfolio                   9/4/96        -17.00%     0.66%            6.99%
Pioneer Europe VCT Portfolio                         10/30/98       -20.14%      N/A            -9.63%
Pioneer Fund VCT Portfolio                            1/21/98       -20.17%      N/A            -0.31%
Pioneer Growth Shares VCT Portfolio                   1/21/98       -35.63%      N/A            -8.25%
Pioneer High Yield VCT Portfolio                      5/1/00        -2.80%       N/A             5.49%
Pioneer International Value VCT Portfolio             9/4/96        -14.53%     -7.79%          -5.07%
Pioneer Mid Cap Value VCT Portfolio                   9/4/96        -12.45%     2.46%            5.84%
Pioneer Money Market VCT Portfolio                    8/20/96       -0.22%      2.41%            2.58%
Pioneer Real Estate Shares VCT Growth Portfolio       9/4/96         1.10%      0.77%            6.52%
Pioneer Small Cap Value VCT Portfolio                 11/8/01       -16.27%      N/A            -8.05%
Pioneer Small Company VCT Portfolio                   1/19/01       -17.92%      N/A            -5.88%
Pioneer Strategic Income VCT Portfolio                9/14/99        9.18%       N/A             5.55%
AIM V.I. Aggressive Growth Fund                       1/19/01       -23.75%      N/A            -24.83%
AIM V.I. Capital Appreciation Fund                    5/1/00        -25.42%      N/A            -24.68%
AllianceBernstein Premier Growth Portfolio            5/1/00        -31.81%      N/A            -26.72%
AllianceBernstein Technology Portfolio                5/1/00        -42.64%      N/A            -38.57%
DGPF Growth Opportunities Series                      5/1/00        -26.14%      N/A            -22.38%
DGPF Select Growth Series                             5/1/00        -33.57%      N/A            -29.50%
FT VIP Franklin Small Cap Fund                        5/1/00        -29.69%      N/A            -23.55%
FT VIP Templeton Foreign Securities Fund              5/1/00        -10.69%      N/A            -6.90%
FT VIP Templeton Global Asset Allocation Fund         5/1/00        -5.73%       N/A            -6.49%
Van Kampen LIT Emerging Growth Portfolio              5/1/00        -33.44%      N/A            -32.03%

                                    TABLE 2A
                              TOTAL ANNUAL RETURNS
                      FOR PERIODS ENDING DECEMBER 31, 2002
                   SINCE INCEPTION OF UNDERLYING PORTFOLIO(1)
                (ASSUMING COMPLETE WITHDRAWAL OF THE INVESTMENT)


                                                                                           10 YEARS OR SINCE
                                                    UNDERLYING     FOR YEAR                  INCEPTION OF
                                                     PORTFOLIO       ENDED                    UNDERLYING
                                                  INCEPTION DATE   12/31/02    5 YEARS     PORTFOLIO IF LESS
                                                  --------------   --------    -------     -----------------
Pioneer America Income VCT Portfolio                  3/1/95         1.81%      4.30%            4.67%
Pioneer Balanced VCT Portfolio                        3/1/95        -17.26%     -2.94%           4.36%
Pioneer Emerging Markets VCT Portfolio               10/30/98       -8.79%       N/A             0.35%
Pioneer Equity Income VCT Portfolio                   3/1/95        -22.66%     -0.70%           8.26%
Pioneer Europe VCT Portfolio                         10/30/98       -25.23%      N/A            -10.70%
Pioneer Fund VCT Portfolio                           10/31/97       -25.70%     -1.45%          -0.27%
Pioneer Growth Shares VCT Portfolio                  10/31/97       -40.03%     -9.42%          -8.62%
Pioneer High Yield VCT Portfolio                      5/1/00        -8.97%       N/A             3.00%
Pioneer International Value VCT Portfolio             3/1/95        -20.12%     -8.91%          -3.05%
Pioneer Mid Cap Value VCT Portfolio                   3/1/95        -18.36%     1.07%            7.59%
Pioneer Money Market VCT Portfolio                    3/1/95        -6.62%      1.41%            2.63%
Pioneer Real Estate Shares VCT Growth Portfolio       3/1/95        -5.33%      -0.23%           8.59%
Pioneer Small Cap Value VCT Portfolio                 11/8/01       -21.56%      N/A            -13.15%
Pioneer Small Company VCT Portfolio                   1/19/01       -23.10%      N/A            -8.99%
Pioneer Strategic Income VCT Portfolio                7/29/99        2.28%       N/A             3.67%
AIM V.I. Aggressive Growth Fund                       5/1/98        -28.56%      N/A            -5.93%
AIM V.I. Capital Appreciation Fund                    5/5/93        -30.15%     -4.51%           5.83%
AllianceBernstein Premier Growth Portfolio*           6/26/92       -36.16%     -3.81%           7.53%
AllianceBernstein Technology Portfolio*               1/11/96       -46.29%     -2.85%           0.05%
DGPF Growth Opportunities Series *                    7/12/91       -30.81%     -0.23%           5.80%
DGPF Select Growth Series*                            5/3/99        -37.78%      N/A            -16.84%
FT VIP Franklin Small Cap Fund*                       11/1/95       -34.16%     -2.29%           4.84%
FT VIP Templeton Foreign Securities Fund*             5/1/96        -16.35%     -3.38%          -1.10%
FT VIP Templeton Global Asset Allocation Fund*        8/24/88       -11.68%     -0.07%           7.19%
Van Kampen LIT Emerging Growth Portfolio              7/3/95        -37.68%     0.77%            7.58%

(1) Many of the Underlying Portfolios in which the Sub-Accounts invest existed prior to the date the Sub-Accounts commenced operations. In this table, the specified period is based on the inception date of each Underlying Portfolio rather than the inception date of the Sub-Account. As such, the table represents what the performance of a Sub-Account would have been if the Sub-Account had been both in existence and invested in the corresponding Underlying Portfolio since the date indicated. In that respect, these numbers are hypothetical and are not the actual performance numbers for the Sub-Accounts or the Contract.

* These portfolios include a charge for 12b-1 fees. For periods beyond the inception date of the Sub-Accounts, these hypothetical performance figures are based upon the historical performance of the non 12b-1 class of shares, but adjusted to reflect the effect of the 12b-1 fee on performance.

                                    TABLE 2B
                    SUPPLEMENTAL AVERAGE ANNUAL TOTAL RETURNS
                      FOR PERIODS ENDING DECEMBER 31, 2002
                   SINCE INCEPTION OF UNDERLYING PORTFOLIO(1)
         (ASSUMING NO WITHDRAWAL OF THE INVESTMENT AND NO CONTRACT FEES)


                                                                                           10 YEARS OR SINCE
                                                    UNDERLYING     FOR YEAR                  INCEPTION OF
                                                     PORTFOLIO       ENDED                    UNDERLYING
                                                  INCEPTION DATE   12/31/02    5 YEARS     PORTFOLIO IF LESS
                                                  --------------   --------    -------     -----------------
Pioneer America Income VCT Portfolio                  3/1/95         8.77%      5.23%            4.77%
Pioneer Balanced VCT Portfolio                        3/1/95        -11.52%     -1.85%           4.54%
Pioneer Emerging Markets VCT Portfolio               10/30/98       -2.59%       N/A             1.54%
Pioneer Equity Income VCT Portfolio                   3/1/95        -17.00%     0.66%            8.63%
Pioneer Europe VCT Portfolio                         10/30/98       -20.14%      N/A            -9.63%
Pioneer Fund VCT Portfolio                           10/31/97       -20.17%     -0.10%           0.90%
Pioneer Growth Shares VCT Portfolio                  10/31/97       -35.63%     -8.19%          -7.57%
Pioneer High Yield VCT Portfolio                      5/1/00        -2.80%       N/A             5.49%
Pioneer International Value VCT Portfolio             3/1/95        -14.53%     -7.79%          -2.76%
Pioneer Mid Cap Value VCT Portfolio                   3/1/95        -12.45%     2.46%            7.97%
Pioneer Money Market VCT Portfolio                    3/1/95        -0.22%      2.41%            2.70%
Pioneer Real Estate Shares VCT Growth Portfolio       3/1/95         1.10%      0.77%            8.68%
Pioneer Small Cap Value VCT Portfolio                 11/8/01       -16.27%      N/A            -8.05%
Pioneer Small Company VCT Portfolio                   1/19/01       -17.92%      N/A            -5.88%
Pioneer Strategic Income VCT Portfolio                7/29/99        9.18%       N/A             5.26%
AIM V.I. Aggressive Growth Fund                       5/1/98        -23.75%      N/A            -4.99%
AIM V.I. Capital Appreciation Fund                    5/5/93        -25.42%     -3.61%           5.84%
AllianceBernstein Premier Growth Portfolio*           6/26/92       -31.81%     -2.89%           7.54%
AllianceBernstein Technology Portfolio*               1/11/96       -42.64%     -1.94%           0.45%
DGPF Growth Opportunities Series *                    7/12/91       -26.14%     0.70%            5.80%
DGPF Select Growth Series*                            5/3/99        -33.57%      N/A            -15.56%
FT VIP Franklin Small Cap Fund*                       11/1/95       -29.69%     -1.37%           4.85%
FT VIP Templeton Foreign Securities Fund*             5/1/96        -10.69%     -2.47%          -0.68%
FT VIP Templeton Global Asset Allocation Fund*        8/24/88       -5.73%      0.86%            7.19%
Van Kampen LIT Emerging Growth Portfolio              7/3/95        -33.44%     1.72%            7.58%

(1) Many of the Underlying Portfolios in which the Sub-Accounts invest existed prior to the date the Sub-Accounts commenced operations. In this table, the specified period is based on the inception date of each Underlying Portfolio rather than the inception date of the Sub-Account. As such, the table represents what the performance of a Sub-Account would have been if the Sub-Account had been both in existence and invested in the corresponding Underlying Portfolio since the date indicated. In that respect, these numbers are hypothetical and are not the actual performance numbers for the Sub-Accounts or the Contract.

* These portfolios include a charge for 12b-1 fees. For periods beyond the inception date of the Sub-Accounts, these hypothetical performance figures are based upon the historical performance of the non 12b-1 class of shares, but adjusted to reflect the effect of the 12b-1 fee on performance.

YIELD AND EFFECTIVE YIELD - THE PIONEER MONEY MARKET SUB-ACCOUNT

Set forth below is yield and effective yield information for the Pioneer Money Market Sub-Account for the seven-day period ended December 31, 2002:


                  Yield                              (0.63%)
                  Effective Yield                    (0.63%)

The yield and effective yield figures are calculated by standardized methods prescribed by rules of the SEC. Under those methods, the yield quotation is computed by determining the net change (exclusive of capital changes) in the value of a hypothetical pre-existing account having a balance of one accumulation unit of the Sub-Account at the beginning of the period, dividing the difference by the value of the account at the beginning of the same period to obtain the base period return, and then multiplying the return for a seven-day base period by (365/7), with the resulting yield carried to the nearest hundredth of one percent.

The Pioneer Money Market Sub-Account computes effective yield by compounding the unannualized base period return by using the formula:

                                                        (365/7)
             Effective Yield = [(base period return + 1)       ] - 1

The calculations of yield and effective yield reflect the $30 annual Contract fee.

                              FINANCIAL STATEMENTS

Financial Statements are included for First Allmerica Financial Life Insurance Company and for its Separate Account VA-P.

                                       20
\

FIRST ALLMERICA

FINANCIAL LIFE

INSURANCE COMPANY


CONSOLIDATED FINANCIAL STATEMENTS
DECEMBER 31, 2002

                      REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors and Shareholder of First Allmerica Financial Life Insurance Company:

In our opinion, the accompanying consolidated balance sheets and the related consolidated statements of income, comprehensive income, shareholder's equity and cash flows present fairly, in all material respects, the financial position of First Allmerica Financial Life Insurance Company and its subsidiaries at December 31, 2002 and 2001, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2002 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

The consolidated financial statements give retroactive effect to the reorganization of First Allmerica Financial Life Insurance Company as a subsidiary of Allmerica Financial Life Insurance and Annuity Company on December 31, 2002, as described in Note 2 to the consolidated financial statements.

As discussed in Note 1 to the consolidated financial statements, the Company changed its method of accounting for goodwill in 2002 and derivative instruments in 2001.


/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
January 30, 2003

FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY)

CONSOLIDATED STATEMENTS OF INCOME
FOR THE YEARS ENDED DECEMBER 31,

 (IN MILLIONS)                                                                 2002           2001           2000
--------------------------------------------------------------------------------------------------------------------
REVENUES
   Premiums                                                                $     48.0      $     48.8     $     51.9
   Universal life and investment product policy fees                             26.8            28.5           38.9
   Net investment income                                                        222.1           272.8          281.0
   Net realized investment losses                                               (64.3)          (80.7)         (52.6)
   Other income                                                                   6.3             6.6           13.3
                                                                           ----------      ----------     ----------
     Total revenues                                                             238.9           276.0          332.5
                                                                           ----------      ----------     ----------
BENEFITS, LOSSES AND EXPENSES
   Policy benefits, claims, losses and loss adjustment expenses                 159.6           213.1          248.7
   Policy acquisition expenses                                                   31.7             8.8           12.9
   Gain from retirement of trust instruments supported by funding
     obligations                                                               (102.6)              -              -
   Additional consideration received from sale of defined
     contribution business                                                       (3.6)              -              -
   Loss from sale of universal life business                                      0.8               -              -
   Restructuring costs                                                           14.8               -            6.4
   (Gains) losses on derivative instruments                                     (40.3)           35.2              -
   Other operating expenses                                                      89.1            95.5           74.4
                                                                           ----------      ----------     ----------
      Total benefits, losses and expenses                                       149.5           352.6          342.4
                                                                           ----------      ----------     ----------
Income (loss) before federal income taxes                                        89.4           (76.6)          (9.9)
                                                                           ----------      ----------     ----------
FEDERAL INCOME TAX EXPENSE (BENEFIT)
   Current                                                                       18.5            10.8            2.9
   Deferred                                                                      (9.7)          (53.1)         (19.7)
                                                                           ----------      ----------     ----------
     Total federal income tax expense (benefit)                                   8.8           (42.3)         (16.8)
                                                                           ----------      ----------     ----------

Income (loss) before cumulative effect of change in accounting
principle                                                                        80.6           (34.3)           6.9

Cumulative effect of change in accounting principle                              (1.6)           (3.2)             -
                                                                           ----------      ----------     ----------

Net income (loss)                                                          $     79.0      $    (37.5)    $      6.9
                                                                           ==========      ==========     ==========

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE CONSOLIDATED FINANCIAL
                                   STATEMENTS

FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY)

CONSOLIDATED BALANCE SHEETS
DECEMBER 31,

(IN MILLIONS)                                                                        2002                2001
-----------------------------------------------------------------------------------------------------------------
ASSETS
   Investments:
      Fixed maturities at fair value (amortized cost of $2,656.8 and $3,961.1)   $     2,748.5      $     4,055.2
      Equity securities at fair value (cost of $2.0 and $1.9)                              1.9                1.7
      Mortgage loans                                                                     175.1              226.6
      Policy loans                                                                       171.9              187.0
      Other long-term investments                                                        103.5              149.7
                                                                                 -------------      -------------
         Total investments                                                             3,200.9            4,620.2
                                                                                 -------------      -------------
   Cash and cash equivalents                                                             120.8               61.2
   Accrued investment income                                                              55.4               56.7
   Premiums, accounts and notes receivable, net                                            5.2                5.0
   Reinsurance receivable on paid and unpaid losses, benefits and unearned
      premiums                                                                           136.1              140.0
   Deferred policy acquisition costs                                                      59.5               77.1
   Deferred federal income taxes                                                         222.0              175.8
   Other assets                                                                          231.2              265.3
   Separate account assets                                                             1,117.6            1,286.6
                                                                                 -------------      -------------
         Total assets                                                            $     5,148.7      $     6,687.9
                                                                                 =============      =============
LIABILITIES
   Policy liabilities and accruals:
      Future policy benefits                                                     $     1,418.0      $     1,417.3
      Outstanding claims, losses and loss adjustment expenses                             91.7               91.3
      Unearned premiums                                                                    2.3                2.5
      Contractholder deposit funds and other policy liabilities                          586.8            1,511.8
                                                                                 -------------      -------------
         Total policy liabilities and accruals                                         2,098.8            3,022.9
                                                                                 -------------      -------------
   Expenses and taxes payable                                                            448.9              470.9
   Reinsurance premiums payable                                                            1.0                  -
   Trust instruments supported by funding obligations                                  1,202.8            1,589.0
   Separate account liabilities                                                        1,117.6            1,286.6
                                                                                 -------------      -------------
      Total liabilities                                                                4,869.1            6,369.4
                                                                                 -------------      -------------
   Commitments and contingencies (Notes 15 and 19)
SHAREHOLDER'S EQUITY
   Common stock, $10 par value, 1 million shares authorized, 500,001 shares
       issued and outstanding                                                              5.0                5.0
   Additional paid-in capital                                                            646.3              458.3
   Accumulated other comprehensive (loss)income                                          (46.1)              15.8
   Retained deficit                                                                     (325.6)            (160.6)
                                                                                 -------------      -------------
      Total shareholder's equity                                                         279.6              318.5
                                                                                 -------------      -------------
      Total liabilities and shareholder's equity                                 $     5,148.7      $     6,687.9
                                                                                 =============      =============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE CONSOLIDATED FINANCIAL
                                   STATEMENTS

FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY)

CONSOLIDATED STATEMENTS OF SHAREHOLDER'S EQUITY
FOR THE YEARS ENDED DECEMBER 31,

(IN MILLIONS)                                                                      2002            2001            2000
-------------------------------------------------------------------------------------------------------------------------
COMMON STOCK
   Balance at beginning and end of year                                          $     5.0      $      5.0      $     5.0
                                                                                 ---------      ----------      ---------

ADDITIONAL PAID-IN CAPITAL (1)
   Balance at beginning of year                                                      458.3           428.3          428.3
   Capital contribution                                                              188.0            30.0              -
                                                                                 ---------      ----------      ---------
   Balance at end of year                                                            646.3           458.3          428.3
                                                                                 ---------      ----------      ---------

ACCUMULATED OTHER COMPREHENSIVE (LOSS) INCOME (1)
   NET UNREALIZED (DEPRECIATION) APPRECIATION ON INVESTMENTS AND
   DERIVATIVE INSTRUMENTS:
   Balance at beginning of year                                                       17.8           (13.3)         (12.3)
   (Depreciation) appreciation during the period:
        Net (depreciation) appreciation on available-for-sale securities and
        derivative instruments                                                       (87.9)           47.9           (1.6)
        Benefit (provision) for deferred federal income taxes                         30.8           (16.8)           0.6
                                                                                 ---------      ----------      ---------
                                                                                     (57.1)           31.1           (1.0)
                                                                                 ---------      ----------      ---------
   Balance at end of year                                                            (39.3)           17.8          (13.3)
                                                                                 ---------      ----------      ---------
   MINIMUM PENSION LIABILITY:
   Balance at beginning of year                                                       (2.0)              -              -
   Increase during the period:
        Increase in minimum pension liability                                         (7.3)           (3.1)             -
        Benefit for deferred federal income taxes                                      2.5             1.1              -
                                                                                 ---------      ----------      ---------
                                                                                      (4.8)           (2.0)             -
                                                                                 ---------      ----------      ---------
   Balance at end of year                                                             (6.8)           (2.0)             -
                                                                                 ---------      ----------      ---------
   Total accumulated other comprehensive (loss) income                               (46.1)           15.8          (13.3)
                                                                                 ---------      ----------      ---------

RETAINED (DEFICIT) EARNINGS (1)
   Balance at beginning of year                                                     (160.6)            6.9              -
   Net income (loss)                                                                  79.0           (37.5)           6.9
   Dividend (Note 20)                                                               (244.0)         (130.0)             -
                                                                                 ---------      ----------      ---------
   Balance at end of year                                                           (325.6)         (160.6)           6.9
                                                                                 ---------      ----------      ---------

      Total shareholder's equity                                                 $   279.6      $    318.5      $   426.9
                                                                                 =========      ==========      =========

(1) Certain 2001 and 2000 balances have been restated due to a change in corporate structure on December 31, 2002(see Note 2 - Reorganization of AFC Corporate Structure).

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE CONSOLIDATED FINANCIAL
                                   STATEMENTS

FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY)

CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (1)
FOR THE YEARS ENDED DECEMBER 31,

(IN MILLIONS)                                                                     2002            2001            2000
--------------------------------------------------------------------------------------------------------------------------
   Net income (loss)                                                         $        79.0    $      (37.5)   $        6.9
                                                                             -------------    ------------    ------------
   Other comprehensive (loss) income:
     Available-for-sale securities:
          Net depreciation during the period                                         (29.4)           46.5            (1.6)
          Benefit (provision) for deferred federal income taxes                       10.3           (16.3)            0.6
                                                                             -------------    ------------    ------------
     Total available-for-sale securities                                             (19.1)           30.2            (1.0)
                                                                             -------------    ------------    ------------
     Derivative instruments:
          Net (depreciation) appreciation during the period                          (58.5)            1.4               -
          Benefit (provision) for deferred federal income taxes                       20.5            (0.5)              -
                                                                             -------------    ------------    ------------
     Total derivative instruments                                                    (38.0)            0.9               -
                                                                             -------------    ------------    ------------
                                                                                     (57.1)           31.1            (1.0)
                                                                             -------------    ------------    ------------
     Minimum pension liability:
          Increase in minimum pension liability                                       (7.3)           (3.1)              -
          Benefit for deferred federal income taxes                                    2.5             1.1               -
                                                                             -------------    ------------    ------------
                                                                                      (4.8)           (2.0)              -
                                                                             -------------    ------------    ------------
   Other comprehensive (loss) income                                                 (61.9)           29.1            (1.0)
                                                                             -------------    ------------    ------------
   Comprehensive income (loss)                                               $        17.1    $       (8.4)   $        5.9
                                                                             =============    ============    ============

(1) Certain 2001 and 2000 balances have been restated due to a change in corporate structure on December 31, 2002(see Note 2 - Reorganization of AFC Corporate Structure).

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE CONSOLIDATED FINANCIAL
                                   STATEMENTS.

FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY)

CONSOLIDATED STATEMENTS OF CASH FLOWS
FOR THE YEARS ENDED DECEMBER 31,

(IN MILLIONS)                                                                      2002            2001            2000
---------------------------------------------------------------------------------------------------------------------------
CASH FLOWS FROM OPERATING ACTIVITIES
   Net income (loss)                                                            $      79.0    $      (37.5)   $        6.9
   Adjustments to reconcile net income (loss) to net cash provided by operating activities:
      Net realized investment losses                                                   64.3            80.7            52.6
      (Gains) losses on derivative instruments                                        (40.3)           35.2               -
      Net amortization and depreciation                                                15.0            21.7            21.8
      Interest credited to contractholder deposit funds and trust
         instruments supported by funding obligations                                  84.4           126.7           144.7
      Gain from retirement of trust instruments supported by funding
         obligations                                                                 (102.6)              -               -
      Loss from disposal of universal life business                                     0.8               -               -
      Deferred federal income taxes                                                    (9.7)          (53.1)          (19.7)
      Change in deferred acquisition costs                                             16.6            (6.3)           (3.9)
      Change in premiums and notes receivable, net of reinsurance premiums
         payable                                                                       (1.0)           24.4            49.1
      Change in accrued investment income                                               1.3             5.1           (10.6)
      Change in policy liabilities and accruals, net                                  (43.6)         (204.5)           76.2
      Change in reinsurance receivable                                                  5.1            54.8            (0.8)
      Change in expenses and taxes payable                                            126.5            15.1           (17.1)
      Other, net                                                                      (14.0)          (17.1)          (57.6)
                                                                                -----------    ------------    ------------
          Net cash provided by operating activities                                   181.8            45.2           241.6
                                                                                -----------    ------------    ------------
CASH FLOWS FROM INVESTING ACTIVITIES
      Proceeds from disposals and maturities of available-for-sale fixed
         maturities                                                                 2,186.8         1,158.0         1,177.0
      Proceeds from disposals of equity securities                                      0.1            27.1             3.1
      Proceeds from disposals of other investments                                     58.2            29.5            22.9
      Proceeds from mortgages sold, matured or collected                               52.3           101.2            66.5
      Purchase of available-for-sale fixed maturities                                (894.8)       (1,701.4)       (1,979.8)
      Purchase of equity securities                                                    (0.2)           (0.8)           (0.2)
      Purchase of other investments                                                   (13.5)          (18.0)         (100.8)
      Capital expenditures                                                            (11.5)          (31.2)          (13.1)
      Payments related to terminated swap agreements                                  (72.0)          (27.4)           (3.8)
      Other investing activities, net                                                  16.9            14.3            11.9
                                                                                -----------    ------------    ------------
          Net cash provided by (used in) investing activities                      1,322.3           448.7           (816.3)
                                                                                -----------    ------------    ------------
CASH FLOWS FROM FINANCING ACTIVITIES
      Deposits to contractholder deposit funds                                        100.0           101.3           848.0
      Withdrawals from contractholder deposit funds                                (1,023.7)         (621.1)         (936.7)
      Deposits to trust instruments supported by funding obligations                  112.0         1,109.5           568.5
      Withdrawals from trust instruments supported by funding obligations            (578.9)         (190.6)              -
      Dividend                                                                        (96.0)           (8.5)              -
      Capital contribution                                                             42.1               -               -
                                                                                -----------    ------------    ------------
          Net cash (used in) provided by financing activities                      (1,444.5)          390.6           479.8
                                                                                -----------    ------------    ------------
Net change in cash and cash equivalents                                                59.6           (12.9)          (94.9)
Cash and cash equivalents, beginning of period                                         61.2            74.1           169.0
                                                                                -----------    ------------    ------------
Cash and cash equivalents, end of period                                        $     120.8    $       61.2    $       74.1
                                                                                ===========    ============    ============
SUPPLEMENTAL CASH FLOW INFORMATION
Interest payments                                                               $      (0.7)   $       (0.9)   $       (1.9)
Income tax (paid) received                                                      $     (10.4)   $       (3.3)   $        6.7

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE CONSOLIDATED FINANCIAL
                                   STATEMENTS.

FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

A. BASIS OF PRESENTATION AND PRINCIPLES OF CONSOLIDATION
First Allmerica Financial Life Insurance Company ("FAFLIC" or the "Company") is organized as a stock life insurance company, and is a wholly-owned subsidiary of Allmerica Financial Life Insurance and Annuity Company ("AFLIAC"). As noted below, the consolidated accounts of FAFLIC include the accounts of certain wholly-owned non-insurance subsidiaries. In accordance with the change in reporting entity guidance contained in Accounting Principles Board Opinion No. 20, ACCOUNTING CHANGES ("APB Opinion No. 20"), the financial statements of the Company have been restated for all prior periods to show financial information for the new reporting entity for all periods presented (see Note 2 - Reorganization of AFC corporate structure).

Effective December 30, 2002, AFLIAC, previously a Delaware domiciled life insurance company, became a Massachusetts domiciled life insurance company. On December 31, 2002, AFLIAC became a direct subsidiary of AFC as well as the immediate parent of FAFLIC, which remains a Massachusetts domiciled life insurance company. As a result of this transaction, and in consideration of the decision not to write new business, AFLIAC agreed with the Massachusetts Insurance Commissioner to maintain certain surplus levels indefinitely.

The Company's consolidated financial operations include two segments: Allmerica Financial Services ("AFS") and Allmerica Asset Management ("AAM"). Prior to September 30, 2002, the AFS segment manufactured and sold variable annuities, variable universal life and traditional life insurance products, as well as certain group retirement products. On September 27, 2002, the Company announced plans to consider strategic alternatives, including a significant reduction of sales of proprietary variable annuities and life insurance products. This resulted from the cumulative effect of the significant, persistent decline in the equity market, culminating in the third quarter of 2002, that followed the decline in the second quarter, as well as the ratings downgrades. Subsequently, the Company ceased all new sales of proprietary variable annuities and life insurance products. In the future, the AFS business will consist of two components. First, the Company plans to transform its former Agency distribution channel into an independent broker/dealer, VeraVest Investments, Inc., formerly "Allmerica Investments, Inc." ("VeraVest"), to distribute non-proprietary investment and insurance products. The Company has entered into agreements with leading investment product and insurance providers and is seeking additional alliances whereby these providers would compensate the Company for non-proprietary product sales by VeraVest's registered representatives. Second, the Company plans to retain and service existing customer accounts. These include variable annuity and variable universal life accounts, as well as certain remaining traditional life and group retirement accounts, which were issued by its life insurance subsidiaries, AFLIAC and FAFLIC. However, the Company expects that the persistency of its existing customer policies and contracts will be substantially less than its historical experience.

Through its AAM segment, prior to September 2002, FAFLIC offered Guaranteed Investment Contracts ("GICs"). GICs, also referred to as funding agreements, are investment contracts, which can contain either short-term or long-term maturities and are issued to institutional buyers or to various business or charitable trusts. Declining financial strength ratings from various rating agencies during 2002 resulted in GIC contractholders terminating all remaining short-term funding agreements and made it impractical to continue selling new long-term funding agreements. Furthermore, the Company retired certain long-term funding agreements, at discounts, during the fourth quarter of 2002.

The preparation of financial statements in conformity with generally accepted accounting principles requires the Company to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of revenues and expenses during the reporting period. Actual results could differ from those estimates.

B. CLOSED BLOCK
FAFLIC established and began operating a closed block (the "Closed Block") for the benefit of the participating policies included therein, consisting of certain individual life insurance participating policies, individual deferred annuity contracts and supplementary contracts not involving life contingencies which were in force as of FAFLIC's demutualization on October 16, 1995; such policies constitute the "Closed Block Business". The purpose of the Closed Block is to protect the policy dividend expectations of such FAFLIC dividend paying policies and contracts.

Unless the Commonwealth of Massachusetts Insurance Commissioner consents to an earlier termination, the Closed Block will continue to be in effect until the date none of the Closed Block policies are in force. FAFLIC allocated to the Closed Block assets in an amount that is expected to produce cash flows which, together with future revenues from the Closed Block Business, are reasonably sufficient to support the Closed Block Business, including provision for payment of policy benefits, certain future expenses and taxes and for continuation of policyholder dividend scales payable in 1994 so long as the experience underlying such dividend scales continues. The Company expects that the factors underlying such experience will fluctuate in the future and policyholder dividend scales for Closed Block Business will be set accordingly.

Although the assets and cash flow generated by the Closed Block inure solely to the benefit of the holders of policies included in the Closed Block, the excess of Closed Block liabilities over Closed Block assets as measured on a GAAP basis represent the expected future post-tax income from the Closed Block which may be recognized in income over the period the policies and contracts in the Closed Block remain in force.

If the actual income from the Closed Block in any given period equals or exceeds the expected income for such period as determined at the inception of the Closed Block, the expected income would be recognized in income for that period. Further, cumulative actual Closed Block income in excess of the expected income would not inure to the shareholders and would be recorded as an additional liability for policyholder dividend obligations. This accrual for future dividends effectively limits the actual Closed Block income recognized in income to the Closed Block income expected to emerge from operation of the Closed Block as determined at inception.

If, over the period the policies and contracts in the Closed Block remain in force, the actual income from the Closed Block is less than the expected income from the Closed Block, only such actual income (which could reflect a loss) would be recognized in income. If the actual income from the Closed Block in any given period is less than the expected income for that period and changes in dividend scales are inadequate to offset the negative performance in relation to the expected performance, the income inuring to shareholders of the Company will be reduced. If a policyholder dividend liability had been previously established in the Closed Block because the actual income to the relevant date had exceeded the expected income to such date, such liability would be reduced by this reduction in income (but not below zero) in any periods in which the actual income for that period is less than the expected income for such period.

C. VALUATION OF INVESTMENTS
In accordance with the provisions of Statement of Financial Accounting Standards No. 115, ACCOUNTING FOR CERTAIN INVESTMENTS IN DEBT AND EQUITY SECURITIES, ("Statement No. 115"), the Company is required to classify its investments into one of three categories: held-to-maturity, available-for-sale or trading. The Company determines the appropriate classification of debt securities at the time of purchase and re-evaluates such designation as of each balance sheet date.

Fixed maturities and equity securities are classified as available-for-sale. Available-for-sale securities are carried at fair value, with the unrealized gains and losses, net of tax, reported in a separate component of shareholders' equity. The amortized cost of fixed maturities is adjusted for amortization of premiums and accretion of discounts to maturity. Such amortization is included in investment income.

Mortgage loans on real estate are stated at unpaid principal balances, net of unamortized discounts and reserves. Reserves on mortgage loans are based on losses expected by the Company to be realized on transfers of mortgage loans to real estate (upon foreclosure), on the disposition or settlement of mortgage loans and on mortgage loans which the Company believes may not be collectible in full. In establishing reserves, the Company considers, among other things, the estimated fair value of the underlying collateral.

Fixed maturities and mortgage loans that are delinquent are placed on non-accrual status, and thereafter interest income is recognized only when cash payments are received.

Policy loans are carried principally at unpaid principal balances.

Realized investment gains and losses, other than those related to separate accounts for which the Company does not bear the investment risk, are reported as a component of revenues based upon specific identification of the investment assets sold. When an other-than-temporary decline in value of a specific investment is deemed to have occurred, the Company reduces the cost basis of the investment to fair value. This reduction is permanent and is recognized as a realized investment loss. Changes in the reserves for mortgage loans are included in realized investment gains or losses.

D. FINANCIAL INSTRUMENTS
In the normal course of business, the Company enters into transactions involving various types of financial instruments, including debt, investments such as fixed maturities, mortgage loans and equity securities, investment and loan commitments, swap contracts, option contracts, and interest rate futures contracts. These instruments involve credit risk and are also subject to risk of loss due to interest rate and foreign currency fluctuation. The Company evaluates and monitors each financial instrument individually and, when appropriate, obtains collateral or other security to minimize losses.

E. DERIVATIVES AND HEDGING ACTIVITIES
All derivatives are recognized on the balance sheet at their fair value. On the date the derivative contract is entered into, the Company designates the derivative as (1) a hedge of the fair value of a recognized asset or liability ("fair value" hedge); (2) a hedge of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability ("cash flow" hedge); (3) a foreign-currency fair value or cash flow hedge ("foreign currency" hedge); or (4) "held for trading". Changes in the fair value of a derivative that is highly effective and that is designated and qualifies as a fair value hedge, along with the gain or loss on the hedged asset or liability that is attributable to the hedged risk, are recorded in current period earnings. Changes in the fair value of a derivative that is highly effective and that is designated and qualifies as a cash flow hedge are recorded in other comprehensive income, until earnings are affected by the variability of cash flows (i.e.; when periodic settlements on a variable-rate asset or liability are recorded in earnings). Changes in the fair value of derivatives that are highly effective and that are designated and qualify as foreign currency hedges are recorded in either current period earnings or other comprehensive income, depending on whether the hedge transaction is a fair value hedge or a cash flow hedge. Lastly, changes in the fair value of derivative trading instruments are reported in current period earnings.

The Company may hold financial instruments that contain "embedded" derivative instruments. The Company assesses whether the economic characteristics of the embedded derivative are clearly and closely related to the economic characteristics of the remaining component of the financial instrument, or host contract, and whether a separate instrument with the same terms as the embedded instrument would meet the definition of a derivative instrument. When it is determined that (1) the embedded derivative possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract, and (2) a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is separated from the host contract, carried at fair value, and designated as a fair value, cash flow, or foreign currency hedge, or as a trading derivative instrument.

The Company formally documents all relationships between hedging instruments and hedged items, as well as its risk-management objective and strategy for undertaking various hedge transactions. This process includes linking all derivatives that are designated as fair value, cash flow, or foreign currency hedges to specific assets and liabilities on the balance sheet or to specific forecasted transactions. The Company also formally assesses, both at the hedge's inception and on an ongoing basis, whether the derivatives that are used in hedging transactions are highly effective in offsetting changes in fair values or cash flows of hedged items. When it is determined that a derivative is not highly effective as a hedge or that it has ceased to be a highly effective hedge, the Company discontinues hedge accounting prospectively, as discussed below.

The Company discontinues hedge accounting prospectively when (1) it is determined that the derivative is no longer effective in offsetting changes in the fair value or cash flows of a hedged item, including forecasted transactions; (2) the derivative expires or is sold, terminated, or exercised;
(3) the derivative is no longer designated as a hedge instrument, because it is unlikely that a forecasted transaction will occur; or (4) management determines that designation of the derivative as a hedge instrument is no longer appropriate.

When hedge accounting is discontinued because it is determined that the derivative no longer qualifies as an effective fair value hedge, the derivative will continue to be carried on the balance sheet at its fair value, and the hedged asset or liability will no longer be adjusted for changes in fair value. When hedge accounting is discontinued because the derivative used in a cash flow hedge expires or is sold, terminated, or exercised, the gain or loss on the derivative will continue to be deferred in accumulated other comprehensive income and reclassified to earnings when the hedged forecasted transaction affects earnings.

When hedge accounting is discontinued because it is probable that a forecasted transaction will not occur, the derivative will continue to be carried on the balance sheet at its fair value, and gains and losses that were accumulated in other comprehensive income will be recognized immediately in earnings. In all other situations in which hedge accounting is discontinued, the derivative will be carried at its fair value on the balance sheet, with changes in its fair value recognized in current period earnings.

F. CASH AND CASH EQUIVALENTS
Cash and cash equivalents includes cash on hand, amounts due from banks and highly liquid debt instruments purchased with an original maturity of three months or less.

G. REINSURANCE RECEIVABLES
The Company shares certain insurance risks it has underwritten through the use of reinsurance contracts with various insurance entities. Reinsurance accounting is followed for ceded transactions when the risk transfer provisions of Statement of Financial Accounting Standards No. 113, ACCOUNTING AND REPORTING FOR REINSURANCE OF SHORT-DURATION AND LONG-DURATION CONTRACTS, have been met. As a result, when the Company experiences loss or claims events, or unfavorable mortality or morbidity expenses that are subjected to a reinsurance contract, reinsurance recoveries are recorded. The amount of the reinsurance recoverable can vary based on the terms of the reinsurance contract, the size of the individual loss or claim, or the aggregate amount of all losses or claims in a particular line, book of business or an aggregate amount associated with a particular accident year. The valuation of losses or claims recoverable depends on whether the underlying loss or claim is a reported loss or claim, an incurred but not reported loss or a future policy benefit. For reported losses and claims, the Company values reinsurance recoverables at the time the underlying loss or claim is recognized, in accordance with contract term. For incurred but not reported losses and future policy benefits, the Company estimates the amount of reinsurance recoverable based on the terms of the reinsurance contract and historical reinsurance recovery information and applies that information to the gross loss reserve and future policy benefit estimates. The reinsurance recoverables are based on what the Company believes are reasonable estimates and the balance is disclosed separately in the financial statements. However, the ultimate amount of the reinsurance recoverable is not known until all losses and claims are settled.

H. DEFERRED POLICY ACQUISITION COSTS
Acquisition costs consist of commissions, underwriting costs and other costs, which vary with, and are primarily, related to, the production of revenues. Acquisition costs related to variable annuities and contractholder deposit funds that were deferred in 2002 and prior, are amortized in proportion to total estimated gross profits from investment yields, mortality, surrender charges and expense margins over the expected life of the contracts. This amortization is reviewed periodically and adjusted retrospectively when the Company revises its estimate of current or future gross profits to be realized from this group of products, including realized and unrealized gains and losses from investments. Acquisition costs related to fixed annuities and other life insurance products which were deferred in 2002 and prior are amortized, generally in proportion to the ratio of annual revenue to the estimated total revenues over the contract periods based upon the same assumptions used in estimating the liability for future policy benefits.

Deferred acquisition costs for each life and group life and health product are reviewed to determine if they are recoverable from future income, including investment income. If such costs are determined to be unrecoverable, they are expensed at the time of determination. Although recoverability of deferred policy acquisition costs is not assured, the Company believes it is more likely than not that all of these costs will be recovered. The amount of deferred policy acquisition costs considered recoverable, however, could be reduced in the near term if the estimates of gross profits or total revenues discussed above are reduced or permanently impaired as a result of the disposition of a line of business. The amount of amortization of deferred policy acquisition costs could be revised in the near term if any of the estimates discussed above are revised.

I. PROPERTY, EQUIPMENT AND CAPITALIZED SOFTWARE
Property, equipment, leasehold improvements and capitalized software are stated at cost, less accumulated depreciation and amortization. Depreciation is provided using the straight-line or accelerated method over the estimated useful lives of the related assets which generally range from 3 to 30 years. The estimated useful life for capitalized software is generally 5 years. Amortization of leasehold improvements is provided using the straight-line method over the lesser of the term of the leases or the estimated useful life of the improvements.

The Company tests for the recoverability of long-lived assets whenever events or changes in circumstances indicate that the carrying amounts may not be recoverable. The Company recognizes impairment losses only to the extent that the carrying amounts of long-lived assets exceed the sum of the undiscounted cash flows expected to result from the use and eventual disposition of the assets. When an impairment loss has been deemed to have occurred, the Company reduces the carrying value of the asset to fair value. Fair values are estimated using discounted cash flow analysis.

J. GOODWILL
In accordance with the provisions of Statement of Financial Accounting Standards No. 142, GOODWILL AND OTHER INTANGIBLE ASSETS ("Statement No. 142"), the Company ceased amortizing its goodwill beginning in 2002 and carries it at the January 1, 2002 amortized cost balance, net of impairments. The Company tests for the recoverability of goodwill annually or whenever events or changes in circumstances indicate that the carrying amounts may not be recoverable. The Company recognizes impairment losses only to the extent that the carrying amounts of reporting units with goodwill exceed the fair value. The amount of the impairment loss that is recognized is determined based upon the excess of the carrying value of goodwill compared to the implied fair value of the goodwill, as determined with respect to all assets and liabilities of the reporting unit.

K. SEPARATE ACCOUNTS
Separate account assets and liabilities represent segregated funds administered and invested by the Company for the benefit of variable annuity and variable life insurance contractholders and certain pension funds. Assets consist principally of mutual funds, bonds, common stocks, and short-term obligations at market value. The investment income and gains and losses of these accounts generally accrue to the contractholders and, therefore, are not included in the Company's net income. Appreciation and depreciation of the Company's interest in the separate accounts, including undistributed net investment income, is reflected in shareholder's equity or net investment income.

L. POLICY LIABILITIES AND ACCRUALS
Future policy benefits are liabilities for life, health and annuity products. Such liabilities are established in amounts adequate to meet the estimated future obligations of policies in force. The liabilities associated with traditional life insurance products are computed using the net level premium method for individual life and annuity policies, and are based upon estimates as to future investment yield, mortality and withdrawals that include provisions for adverse deviation. Future policy benefits for individual life insurance and annuity policies are computed using interest rates ranging from 2 1/2% to 6.0% for life insurance and 2% to 9 1/2% for annuities. Mortality, morbidity and withdrawal assumptions for all policies are based on the Company's own experience and industry standards. Liabilities for universal life, variable universal life and variable annuities include deposits received from customers and investment earnings on their fund balances, less administrative charges. Universal life fund balances are also assessed mortality and surrender charges. Liabilities for variable annuities include a reserve for guaranteed minimum fund values in excess of contract values.

Liabilities for outstanding claims, losses and loss adjustment expenses ("LAE") are estimates of payments to be made on group life and health insurance contracts for reported losses and LAE and estimates of losses and LAE incurred but not reported. These liabilities are determined using case basis evaluations and statistical analysis and represent estimates of the ultimate cost of all losses incurred but not paid. These estimates are continually reviewed and adjusted as necessary; such adjustments are reflected in current operations. Estimated amounts of salvage and subrogation on unpaid property and casualty losses are deducted from the liability for unpaid claims.

Contractholder deposit funds and other policy liabilities include investment-related products such as guaranteed investment contracts, deposit administration funds and immediate participation guarantee funds and consist of deposits received from customers and investment earnings on their fund balances.

Trust instruments supported by funding obligations consist of deposits received from customers, investment earnings on their fund balance and the effect of changes in foreign currencies related to these deposits.

All policy liabilities and accruals are based on the various estimates discussed above. Although the adequacy of these amounts cannot be assured, the Company believes that it is more likely than not that policy liabilities and accruals will be sufficient to meet future obligations of policies in force. The amount of liabilities and accruals, however, could be revised in the near term if the estimates discussed above are revised.

M. PREMIUM AND FEE REVENUE AND RELATED EXPENSES
Premiums for individual life insurance and individual and group annuity products, excluding universal life and investment-related products, are considered revenue when due. Benefits, losses and related expenses are matched with premiums, resulting in their recognition over the lives of the contracts. This matching is accomplished through the provision for future benefits, estimated and unpaid losses and amortization of deferred policy acquisition costs. Revenues for investment-related products consist of net investment income and contract charges assessed against the fund values. Related benefit expenses include annuity benefit claims for a guaranteed minimum fund value in excess of contract values, and net investment income credited to the fund values after deduction for investment and risk charges. Revenues for universal life products consist of net investment income, with mortality; administration and surrender charges assessed against the fund values. Related benefit expenses include universal life benefit claims in excess of fund values and net investment income credited to universal life fund values. Certain policy charges that represent compensation for services to be provided in future periods are deferred and amortized over the period benefited using the same assumptions used to amortize capitalized acquisition costs.

N. FEDERAL INCOME TAXES
AFC and its domestic subsidiaries (including certain non-insurance operations) file a consolidated United States federal income tax return. Entities included within the consolidated group are segregated into either a life insurance or a non-life insurance company subgroup. The consolidation of these subgroups is subject to certain statutory restrictions on the percentage of eligible non-life tax losses that can be applied to offset life insurance company taxable income.

Deferred income taxes are generally recognized when assets and liabilities have different values for financial statement and tax reporting purposes, and for other temporary taxable and deductible differences as defined by Statement of Financial Accounting Standards No. 109, Accounting for Income Taxes ("Statement No. 109"). These differences result primarily from policy reserves, tax credit carryforwards, and employee benefit expenses.

O.  NEW ACCOUNTING PRONOUNCEMENTS
In January 2003, the Financial Accounting Standards Board ("FASB") issued Interpretation No. 46, CONSOLIDATION OF VARIABLE INTEREST ENTITIES - AN INTERPRETATION OF ARB NO. 51 ("FIN 46"). FIN 46 provides guidance regarding the application of Accounting Research Bulletin No. 51, CONSOLIDATED FINANCIAL STATEMENTS, specifically as it relates to the identification of entities for which control is achieved through a means other than voting rights ("variable interest entities") and the determination of which party is responsible for consolidating the variable interest entities (the "primary beneficiary"). In addition to mandating that the primary beneficiary consolidate the variable interest entity, FIN 46 also requires disclosures by companies that hold a significant variable interest, even if they are not the primary beneficiary. Certain financial statement disclosures are applicable immediately for those entities for which it is reasonably possible that the enterprise will consolidate any variable interest entities. This interpretation also applies immediately to variable interest entities created after January 31, 2003, and to variable interest entities in which an enterprise obtains an interest after that date. For those variable interest entities in which an enterprise holds a variable interest that it acquired before February 1, 2003, the provisions of this interpretation shall be applied no later than the first reporting period after June 15, 2003. The Company is currently assessing the effect that adoption of FIN 46 will have on its financial position and results of operations.

In November 2002, the FASB issued Interpretation No. 45, GUARANTOR'S ACCOUNTING AND DISCLOSURE REQUIREMENTS FOR GUARANTEES, INCLUDING INDIRECT GUARANTEES OF INDEBTEDNESS OF OTHERS - AN INTERPRETATION OF FASB STATEMENTS NO. 5, 57, AND 107 AND RESCISSION OF FASB INTERPRETATION NO. 34 ("FIN 45"). FIN 45 provides guidance regarding financial statement disclosure requirements for guarantors related to obligations under guarantees. FIN 45 also clarifies the requirements related to the recognition of a liability by the guarantor, at the inception of a guarantee, for these obligations under guarantees. This interpretation also incorporates, without change, the guidance in FASB Interpretation No. 34, DISCLOSURE OF INDIRECT GUARANTEES OF INDEBTEDNESS OF OTHERS, which is being superceded. The initial recognition and measurement provisions of this interpretation are required to be applied only on a prospective basis to guarantees issued or modified after December 31, 2002. The disclosure requirements are effective for financial statements of reporting periods ending after December 15, 2002. The adoption of FIN 45 did not have a material effect on the Company's financial position or results of operations.

In June 2002, the FASB issued Statement of Financial Accounting Standards No. 146, ACCOUNTING FOR COSTS ASSOCIATED WITH EXIT OR DISPOSAL ACTIVITIES ("Statement No. 146"). This statement requires that a liability for costs associated with an exit or disposal activity is recognized and measured initially at its fair value in the period the liability is incurred. This statement supersedes Emerging Issues Task Force Issue No. 94-3, LIABILITY RECOGNITION FOR CERTAIN EMPLOYEE TERMINATION BENEFITS AND OTHER COSTS TO EXIT AN ACTIVITY (INCLUDING CERTAIN COSTS INCURRED IN A RESTRUCTURING). Additionally, the statement requires financial statement disclosures about the description of the exit or disposal activity, including for each major type of cost, the total amount expected to be incurred and a reconciliation of the beginning and ending liability balances. The provisions of this statement are effective for all exit and disposal activities initiated after December 31, 2002. The adoption of Statement No. 146 is not expected to have a material effect on the Company's financial statements.

In August 2001, the FASB issued Statement of Financial Accounting Standards No. 144, ACCOUNTING FOR THE IMPAIRMENT OR DISPOSAL OF LONG-LIVED ASSETS ("Statement No. 144"). This statement addresses significant issues relating to the implementation of Statement of Financial Accounting Standards No. 121, ACCOUNTING FOR THE IMPAIRMENT OF LONG-LIVED ASSETS AND FOR LONG-LIVED ASSETS TO BE DISPOSED OF ("Statement No. 121"), by developing a single accounting model, based on the framework established in Statement No. 121, for long-lived assets to be disposed of by sale, whether previously held and used or newly acquired. In addition, Statement No. 144 supersedes the accounting and reporting provisions of Accounting Principles Board Opinion No. 30 ("APB No. 30"), REPORTING THE RESULTS OF OPERATIONS - REPORTING THE EFFECTS OF DISPOSAL OF A SEGMENT OF A BUSINESS, AND EXTRAORDINARY, UNUSUAL AND INFREQUENTLY OCCURRING EVENTS AND TRANSACTIONS, for the disposal of a segment of a business and amends Accounting Research Bulletin No. 51, CONSOLIDATED FINANCIAL STATEMENTS, to eliminate the exception to consolidation for a subsidiary for which control is likely to be temporary. The provisions of this statement are effective for fiscal years beginning after December 15, 2001. The adoption of Statement No. 144 did not have a material effect on the Company's financial statements.

In June 2001, the FASB issued Statement of Financial Accounting Standards No. 142, which requires that goodwill and intangible assets that have indefinite useful lives no longer be amortized over their useful lives, but instead be tested at least annually for impairment. Intangible assets that have finite useful lives will continue to be amortized over their useful lives. In addition, the statement provides specific guidance for testing the impairment of intangible assets. Additional financial statement disclosures about goodwill and other intangible assets, including changes in the carrying amount of goodwill, carrying amounts by classification of amortized and non-amortized assets, and estimated amortization expenses for the next five years, are also required. This statement became effective for fiscal years beginning after December 15, 2001 for all goodwill and other intangible assets held at the date of adoption. The Company adopted Statement No. 142 on January 1, 2002. In accordance with the transition provisions of this statement, the Company recorded a $1.6 million charge, net-of-taxes, in earnings, to recognize the impairment of goodwill related to two of its non-insurance subsidiaries. The Company utilized a discounted cash flow model to value these subsidiaries.

In June 2001, the FASB issued Statement of Financial Accounting Standards No. 141, BUSINESS COMBINATIONS ("Statement No. 141"), which requires that all business combinations initiated after June 30, 2001 be accounted for using the purchase method of accounting. It further specifies the criteria that intangible assets must meet in order to be recognized and reported apart from goodwill. The implementation of Statement No. 141 is not expected to have a material effect on the Company's financial statements.

In June 1998, the FASB issued Statement of Financial Accounting Standards No. 133, "ACCOUNTING FOR DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES" ("Statement No. 133"), which establishes accounting and reporting standards for derivative instruments. Statement No. 133 requires that all derivative instruments be recorded on the balance sheet at their fair value. Changes in the fair value of derivatives are recorded each period in current earnings or other comprehensive income, depending on the type of hedge transaction. For fair value hedge transactions in which the Company is hedging changes in an asset's, liability's or firm commitment's fair value, changes in the fair value of the derivative instruments will generally be offset in the income statement by changes in the hedged item's fair value. For cash flow hedge transactions, in which the Company is hedging the variability of cash flows related to a variable rate asset, liability, or a forecasted transaction, changes in the fair value of the derivative instrument will be reported in other comprehensive income. The gains and losses on the derivative instrument that are reported in other comprehensive income will be reclassified into earnings in the periods in which earnings are impacted by the variability of the cash flows of the hedged item. To the extent any hedges are determined to be ineffective, all or a portion of the change in value of the derivative will be recognized currently in earnings. This statement was effective for fiscal years beginning after June 15, 2000. The Company adopted Statement No. 133 on January 1,

2001. In accordance with the transition provisions of the statement, the Company recorded a $3.2 million charge, net of taxes, in earnings to recognize all derivative instruments at their fair values. This adjustment represents net losses that were previously deferred in other comprehensive income on derivative instruments that do not qualify for hedge accounting. The Company recorded an offsetting gain in other comprehensive income of $3.3 million, net of taxes, to recognize these derivative instruments.

P. RECLASSIFICATIONS
Certain prior year amounts have been reclassified to conform to the current year presentation.

2. REORGANIZATION OF AFC CORPORATE STRUCTURE

On December 30, 2002, AFLIAC, previously a Delaware domiciled life insurance company, became a Massachusetts domiciled life insurance company. On December 31, 2002, AFLIAC became a direct subsidiary of AFC, as well as the immediate parent of FAFLIC. Under the previous internal ownership structure, FAFLIC was the immediate parent of AFLIAC and a direct subsidiary of AFC. This transaction was recorded at cost.

In accordance with the change in reporting entity guidance contained within APB Opinion No. 20, the financial statements of the Company have been restated for all prior periods to show financial information for the new reporting entity for all periods presented.

A reconciliation of revenues and net income as previously reported and as restated are as follows:

DECEMBER 31,
(IN MILLIONS)                                                                            2001        2000
------------------------------------------------------------------------------------------------------------
Revenues:
       As previously reported                                                          $  873.3    $  928.0
       Effect of change in reporting entity                                              (597.3)     (595.5)
                                                                                       --------------------
           As restated                                                                    276.0       332.5
                                                                                       --------------------
Net Income:
       As previously reported                                                              36.4       126.4
       Effect of change in reporting entity                                               (73.9)     (119.5)
                                                                                       --------------------
              As restated                                                              $  (37.5)   $    6.9
                                                                                       --------------------

3. DISCONTINUED OPERATIONS

During 1999, the Company approved a plan to exit its group life and health insurance business, consisting of its Employee Benefit Services ("EBS") business, its Affinity Group Underwriters ("AGU") business and its accident and health assumed reinsurance pool business ("reinsurance pool business"). During 1998, the Company ceased writing new premiums in the reinsurance pool business, subject to certain contractual obligations. Prior to 1999, these businesses comprised substantially all of the former Corporate Risk Management Services segment. Accordingly, the operating results of the discontinued segment, including its reinsurance pool business, have been reported in accordance with Accounting Principles Board Opinion No. 30, REPORTING THE RESULTS OF OPERATIONS
- REPORTING THE EFFECTS OF DISPOSAL OF A SEGMENT OF A BUSINESS, AND EXTRAORDINARY, UNUSUAL AND INFREQUENTLY OCCURRING EVENTS AND TRANSACTIONS ("APB Opinion No. 30"). In 1999, the Company recorded a $30.5 million loss, net of taxes, on the disposal of this segment, consisting of after-tax losses from the run-off of the group life and health business of approximately $46.9 million, partially offset by net proceeds from the sale of the EBS business of approximately $16.4 million. Subsequent to the measurement date of June 30, 1999, approximately $7.4 million of the aforementioned $46.9 million loss has been generated from the operations of the discontinued business.

In March of 2000, the Company transferred its EBS business to Great-West Life and Annuity Insurance Company of Denver. As a result of this transaction, the Company has received consideration of approximately $27 million, based on renewal rights for existing policies. The Company retained policy liabilities estimated at $69.6 million at December 31, 2002 related to this business.

As permitted by APB Opinion No. 30, the Consolidated Balance Sheets have not been segregated between continuing and discontinued operations. At December 31, 2002 and 2001, the discontinued segment had assets of approximately $290.4 million and $397.6 million, respectively, consisting primarily of invested assets and reinsurance recoverables, and liabilities of approximately $347.5 million and $369.3 million, respectively, consisting primarily of policy liabilities. Revenues for the discontinued operations were $23.3 million, $34.4 million and $207.7 million for the years ended December 31, 2002, 2001 and 2000, respectively.

4. SIGNIFICANT TRANSACTIONS

Effective December 31, 2002, the Company effectively sold, through a 100% coinsurance agreement, substantially all of its fixed universal life insurance business. Under the agreement, the Company ceded approximately $1.0 million of universal life insurance reserves. At December 31, 2002, the Company recorded a pre-tax loss from this transaction of $0.8 million. This loss consisted primarily of the aforementioned ceded reserves and a permanent impairment of the universal life deferred acquisition cost ("DAC") asset of $0.2 million. This loss is reflected as a separate line item in the Consolidated Statements of Income.

In the fourth quarter of 2002, the Company retired $548.9 million of its long-term funding agreement obligations at discounts. This resulted in a pre-tax gain of $102.6 million, which is reported as gain from retirement of trust instruments supported by funding obligations in the Consolidated Statements of Income. Certain amounts related to the termination of derivative instruments used to hedge the retired funding agreements were reported in separate line items in the Consolidated Statements of Income. The net foreign currency transaction loss on the retired foreign-denominated funding agreements, which was partially offset by foreign exchange gains on derivative instruments used to hedge the retired funding agreements, of $12.2 million was recorded as other income in the Consolidated Statements of Income. The net market value loss on the early termination of derivative instruments used to hedge the retired funding agreements of $14.1 million was recorded as net realized investment losses in the Consolidated Statements of Income.

In the fourth quarter of 2002, the Company recognized a pre-tax charge of $15.0 million related to the restructuring of its AFS segment. (See Note 14 for a description of the Company's operating segments) Approximately $11.7 million of this charge relates to severance and other employee and agent related costs resulting from the elimination of approximately 475 positions, of which 366 employees have been terminated as of December 31, 2002 and 63 vacant positions have been eliminated. All levels of employees, from staff to senior management, were affected by the restructuring. Some portion of these costs relate to the Company's parent, AFLIAC. However, no allocation was made between FAFLIC and AFLIAC, as all of these costs have been retained by the Company. Additionally the Company terminated all life insurance and annuity agent contracts effective December 31, 2002. In addition, approximately $3.3 million of this charge relates to other restructuring costs, consisting of lease and contract cancellations and the present value of idle leased space. As of December 31, 2002, the Company has made payments of approximately $4.7 million related to this restructuring plan, of which approximately $4.3 million relates to severance and other employee related costs.

During 2000, the Company adopted a formal company-wide restructuring plan. This plan was the result of a corporate initiative that began in the fall of 1999, intended to reduce expenses and enhance revenues. This plan consisted of various initiatives including a series of internal reorganizations, consolidations in home office operations, consolidations in field offices, changes in distribution channels and product changes. As a result of the Company's restructuring plan, it recognized a pre-tax charge of $6.4 million during 2000. Approximately $1.1 million of this charge relates to severance and other employee related costs resulting from the elimination of approximately 360 positions, of which 240 employees have been terminated as of December 31, 2001 and 120 vacant positions have been eliminated. All levels of employees, from staff to senior management, were affected by the restructuring. In addition, approximately $5.3 million of this charge relates to other restructuring costs, consisting of one-time project costs, lease cancellations and the present value of idle leased space. In 2002, the Company recognized a pre-tax benefit of $0.1 million related to this restructuring. As of December 31, 2002, the Company has made payments of approximately $6.3 million related to this restructuring plan, of which approximately $1.1 million relates to severance and other employee related costs. This plan has been implemented.

5. INVESTMENTS

A. FIXED MATURITIES AND EQUITY SECURITIES
The Company accounts for its investments in fixed maturities and equity securities, all of which are classified as available-for-sale, in accordance with the provisions of Statement No. 115.

The amortized cost and fair value of available-for-sale fixed maturities and equity securities were as follows:

                                                                    GROSS         GROSS
DECEMBER 31,                                        AMORTIZED     UNREALIZED    UNREALIZED     FAIR
(IN MILLIONS)                                       COST (1)        GAINS         LOSSES       VALUE
-------------------------------------------------------------------------------------------------------
2002
U.S. Treasury securities and U.S. government and
 agency securities                                 $     139.9    $       3.8   $        -   $    143.7
States and political subdivisions                          1.0            -              -          1.0
Foreign governments                                        6.7          0.3            0.1          6.9
Corporate fixed maturities                             2,131.8        118.3           49.3      2,200.8
Mortgage-backed securities                               377.4         18.8            0.1        396.1
                                                   ----------------------------------------------------
Total fixed maturities                             $   2,656.8    $   141.2     $     49.5    $ 2,748.5
                                                   ----------------------------------------------------
Equity securities                                  $       2.0    $     0.2     $      0.3   $      1.9
                                                   ----------------------------------------------------

                                                                    GROSS         GROSS
DECEMBER 31,                                        AMORTIZED     UNREALIZED    UNREALIZED      FAIR
(IN MILLIONS)                                       COST (1)        GAINS         LOSSES       VALUE
-------------------------------------------------------------------------------------------------------
2001
U.S. Treasury securities and U.S. government and
 agency securities                                 $      85.1    $     2.1     $      0.1   $     87.1
States and political subdivisions                          0.4            -              -          0.4
Foreign governments                                       12.4          0.7            0.2         12.9
Corporate fixed maturities                             3,356.7        122.3           47.8      3,431.2
Mortgage-backed securities                               506.5         18.8            1.7        523.6
                                                   ----------------------------------------------------
Total fixed maturities                             $   3,961.1    $   143.9     $     49.8   $  4,055.2
                                                   ----------------------------------------------------
Equity securities                                  $       1.9    $     0.1     $      0.3   $      1.7
                                                   ----------------------------------------------------

(1)  AMORTIZED COST FOR FIXED MATURITIES AND COST FOR EQUITY SECURITIES.

The Company had fixed maturities with an amortized cost of $32.7 million and $33.3 million on deposit with various states and government authorities at December 31, 2002 and 2001, respectively. Market values related to these securities were $34.4 million and $34.2 million at December 31, 2002 and 2001, respectively.

At December 31, 2002, there were contractual investment commitments of $9.3 million.

The amortized cost and fair value by maturity periods for fixed maturities are shown below. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties, or the Company may have the right to put or sell the obligations back to the issuers. Mortgage backed securities are included in the category representing their ultimate maturity.

                                                            2002
                                                   -----------------------
DECEMBER 31,                                        AMORTIZED      FAIR
(IN MILLIONS)                                         COST         VALUE
--------------------------------------------------------------------------
Due in one year or less                             $   184.5   $    185.0
Due after one year through five years                 1,198.6      1,252.7
Due after five years through ten years                  705.2        732.2
Due after ten years                                     568.5        578.6
                                                    ----------------------
Total                                               $ 2,656.8   $  2,748.5
                                                    ----------------------

B. MORTGAGE LOANS AND REAL ESTATE

The Company's mortgage loans are diversified by property type and location. Mortgage loans are collateralized by the related properties and generally do not exceed 75% of the property's value at the time of origination. No mortgage loans were originated during 2002 and 2001. The carrying values of mortgage loans, net of applicable reserves, were $175.1 million and $226.6 million at December 31, 2002 and 2001, respectively. Reserves for mortgage loans were $1.9 million and $2.7 million at December 31, 2002 and 2001, respectively. During 2001, the Company received proceeds of $104.6 million as a result of the sale of $98.1 million of its mortgage loan portfolio.

There was no real estate held in the Company's investment portfolio at December 31, 2002 and 2001. There were no non-cash investing activities, including real estate acquired through foreclosure of mortgage loans, in 2002, 2001 and 2000.

There were no contractual commitments to extend credit under commercial mortgage loan agreements at December 31, 2002.

Mortgage loan investments comprised the following property types and geographic regions:

DECEMBER 31,
(IN MILLIONS)                                         2002        2001
------------------------------------------------------------------------
Property type:
        Office building                            $    95.1    $  120.7
        Retail                                          40.4        56.9
        Industrial / warehouse                          34.1        39.5
        Residential                                      6.9        11.5
        Other                                            0.5         0.7
        Valuation Allowances                            (1.9)       (2.7)
                                                   ---------------------
Total                                              $   175.1    $  226.6
                                                   ---------------------
Geographic region:
        New England                                $    40.6    $   46.0
        South Atlantic                                  39.7        64.6
        Pacific                                         28.4        33.2
        East North Central                              25.9        27.1
        West South Central                              18.6        33.3
        Middle Atlantic                                  9.9        10.4
        Other                                           13.9        14.7
        Valuation Allowances                            (1.9)       (2.7)
                                                   ---------------------
Total                                              $   175.1    $  226.6
                                                   ---------------------

At December 31, 2002, scheduled mortgage loan maturities were as follows: 2003 - $20.3 million; 2004 - $49.1 million; 2005 - $5.5 million; 2006 - $24.8 million;
2007 - $6.8 million and $68.6 million thereafter. Actual maturities could differ from contractual maturities because borrowers may have the right to prepay obligations with or without prepayment penalties and loans may be refinanced. During 2002, the Company did not refinance any mortgage loans based on terms which differed from current market rates.

Mortgage loans investment valuation allowances of $1.9 million and $2.7 million at December 31, 2002 and 2001, respectively, have been deducted in arriving at investment carrying values as presented in the Consolidated Balance Sheets. There were no impaired loans or related reserves as of December 31, 2002 or 2001. Those mortgage loans that were impaired during a portion of 2001 had an average carrying value of $2.2 million as of December 31, 2001. Related interest income while such loans were impaired was $0.5 million in 2000. There was no interest income received in 2002 and 2001 related to impaired loans.

C. DERIVATIVE INSTRUMENTS
The Company maintains an overall risk management strategy that incorporates the use of derivative instruments to minimize significant unplanned fluctuations in earnings that are caused by interest rate or foreign currency volatility. The operations of the Company are subject to risk resulting from interest rate fluctuations to the extent that there is a difference between the amount of the Company's interest-earning assets and the amount of interest-bearing liabilities that are paid, withdrawn, mature or re-price in specified periods. The principal objective of the

Company's asset/liability management activities is to provide maximum levels of net investment income while maintaining acceptable levels of interest rate and liquidity risk and facilitating the funding needs of the Company. The Company has developed an asset/liability management approach tailored to specific insurance or investment product objectives. The investment assets of the Company are managed in over 20 portfolio segments consistent with specific products or groups of products having similar liability characteristics. As part of this approach, management develops investment guidelines for each portfolio consistent with the return objectives, risk tolerance, liquidity, time horizon, tax and regulatory requirements of the related product or business segment. Management has a general policy of diversifying investments both within and across all portfolios. The Company monitors the credit quality of its investments and its exposure to individual markets, borrowers, industries, and sectors.

The Company uses derivative financial instruments, primarily interest rate swaps and futures contracts, with indices that correlate to balance sheet instruments to modify its indicated net interest sensitivity to levels deemed to be appropriate. Specifically, for floating rate funding agreements that are matched with fixed rate securities, the Company manages the risk of cash flow variability by hedging with interest rate swap contracts designed to pay fixed and receive floating interest. Under interest rate swap contracts, the Company agrees to exchange, at specified intervals, the difference between fixed and floating interest amounts calculated on an agreed-upon notional principal amount. Additionally, the Company uses exchange traded financial futures contracts to hedge against interest rate risk on the reinvestment of fixed maturities. The Company is exposed to interest rate risk on fixed maturity reinvestments from the time of maturity until the purchase of new fixed maturities. Prior to September 2002, the Company used exchange traded futures contracts to hedge against interest rate risk on anticipated sales of guaranteed investment contracts ("GIC") and other funding agreements. The Company was exposed to interest rate risk from the time of sale of the GIC until the receipt of the deposit and purchase of the underlying asset to back the liability. The Company only trades derivative instruments with nationally recognized brokers, which the Company believes have adequate capital to ensure that there is minimal risk of default.

As a result of the Company's issuance of trust instruments supported by funding obligations denominated in foreign currencies, as well as the Company's investment in securities denominated in foreign currencies, the Company's operating results are exposed to changes in exchange rates between the U.S. dollar and the Swiss Franc, Japanese Yen, British Pound and Euro. From time to time, the Company may also have exposure to other foreign currencies. To mitigate the short-term effect of changes in currency exchange rates, the Company regularly enters into foreign exchange swap, futures and options contracts to hedge its net foreign currency exposure. Additionally, the Company enters into compound currency/interest rate swap contracts to hedge foreign currency and interest rate exposure on specific trust instruments supported by funding obligations.

By using derivative instruments, the Company is exposed to credit risk. If the counterparty fails to perform, credit risk is equal to the extent of the fair value gain (including any accrued receivable) in a derivative. The Company regularly assesses the financial strength of its counterparties and generally enters into derivative instruments with counterparties rated "A" or better by nationally recognized rating agencies. Depending on the nature of the derivative transaction, the Company maintains bilateral Collateral Standardized Arrangements ("CSA") with each counterparty. In general, the CSA sets a minimum threshold of exposure that must be collateralized, although thresholds may vary by CSA. At December 31, 2002 and 2001, respectively, collateral of $23.7 million and $69.7 million, in the form of cash, bonds and US Treasury notes were held by our counterparties related to these agreements.

The Company's derivative activities are monitored by management, who review portfolio activities and risk levels. Management also oversees all derivative transactions to ensure that the types of transactions entered into and the results obtained from those transactions are consistent with the Company's risk management strategy and with Company policies and procedures.

D. FAIR VALUE HEDGES
The Company enters into compound foreign currency/interest rate swaps to convert its foreign denominated fixed rate trust instruments supported by funding obligations to U.S. dollar floating rate instruments. For the years ended December 31, 2002 and 2001, the Company recognized net gains of $0.3 million, reported in (gains) losses on derivative instruments in the Consolidated Statements of Income, which represented the ineffective portion of all fair value hedges. All components of each derivative's gain or loss are included in the assessment of hedge effectiveness, unless otherwise noted.

E. CASH FLOW HEDGES
The Company enters into various types of interest rate swap contracts to hedge exposure to interest rate fluctuations. Specifically, for floating rate funding agreement liabilities that are matched with fixed rate securities, the Company manages the risk of cash flow variability by hedging with interest rate swap contracts. Under these swap contracts, the Company agrees to exchange, at specified intervals, the difference between fixed and floating interest amounts calculated on an agreed-upon notional principal amount. The Company also purchases long futures contracts and sells short futures contracts on margin to hedge against interest rate fluctuations associated with the reinvestment of fixed maturities. The Company is exposed to interest rate risk on reinvestments of fixed maturities from the time of maturity until the purchase of new fixed maturities. The Company uses U.S. Treasury Note futures to hedge this risk. Additionally, prior to September 2002, the Company used exchange traded futures contracts to hedge against interest rate fluctuations associated with the sale of GICs and other funding agreements. The Company was exposed to interest rate risk from the time of sale of the GIC until the receipt of the deposit and purchase of the underlying asset to back the liability.

The Company also enters into foreign currency forward contracts to hedge foreign currency exposure on specific fixed income securities. Additionally, the Company enters into compound foreign currency/interest rate swap contracts to hedge foreign currency and interest rate exposure, and foreign exchange futures and options contracts to hedge foreign currency exposure on specific trust instruments supported by funding obligations. Under the swap contracts, the Company agrees to exchange interest and principal related to trust obligations payable in foreign currencies, at current exchange rates, for the equivalent payment in U.S. dollars translated at a specific currency exchange rate. Under the foreign exchange forward, futures and options contracts, the Company has the right to purchase the hedged currency at a fixed strike price in U.S. dollars.

For the years ended December 31, 2002 and 2001, respectively, the Company recognized a net gain of $65.1 million and a net loss of $35.5 million, representing the total ineffectiveness of all cash flow hedges. The net gain reflects total ineffectiveness in 2002, of which $40.0 million related to ineffective swap contracts and was reported in (gains) losses on derivative instruments in the Consolidated Statements of Income, and $25.1 million related to ineffective futures and options contracts which was reported in other income in the Consolidated Statements of Income. The 2001 net loss of $35.5 million, representing total ineffectiveness on all cash flow hedges, was reported in (gains) losses on derivative instruments in the Consolidated Statements of Income. The Company did not hold any ineffective futures or options contracts during 2001. All components of each derivative's gain or loss are included in the assessment of hedge effectiveness, unless otherwise noted.

The net loss in 2001 included a total loss of $35.8 million, related to ineffective hedges of floating rate funding agreements with put features allowing the policyholder to cancel the contract prior to maturity. During the fourth quarter of 2001, the Company reviewed the trend in put activity since inception of the funding agreement business in order to determine the ongoing effectiveness of the hedging relationship. Based upon the historical trend in put activity, as well as management's uncertainty about possible future events, the Company determined that it was probable that some of the future variable cash flows of the funding agreements would not occur, and therefore the hedges were ineffective. The Company analyzed the future payments under each outstanding funding agreement, and determined the amount of payments that were probable of occurring versus those that were probable of not occurring. The total accumulated losses deferred in other comprehensive income related to the payments that were probable of not occurring, which totaled $35.8 million, was reclassified to earnings during the fourth quarter of 2001 and reflected in (gains) losses on derivative instruments in the Consolidated Statements of Income. During 2002, all of the Company's floating rate funding agreements with put features were terminated; therefore, the total accumulated losses of $35.8 million were reclassified from (gains) losses on derivative instruments to net realized investment losses in the Consolidated Statements of Income.

As of December 31, 2002, $5.9 million of the deferred net gains on derivative instruments accumulated in other comprehensive income could be recognized in earnings during the next twelve months depending on the forward interest rate and currency rate environment. Transactions and events that (1) are expected to occur over the next twelve months and (2) will necessitate reclassifying to earnings these derivatives gains (losses) include (a) the re-pricing of variable rate trust instruments supported by funding obligations, (b) the interest payments (receipts) on foreign denominated trust instruments supported by funding obligations and foreign securities, (c) the possible repurchase of other funding agreements, and (d) the anticipated reinvestment of fixed maturities. The maximum term over which the Company is hedging its exposure to the variability of future cash flows, for all forecasted transactions, excluding interest payments on variable-rate funding agreements, is 12 months.

F. TRADING ACTIVITIES
The Company entered into insurance portfolio-linked, credit default, and other swap contracts for investment purposes. These products were not linked to specific assets and liabilities on the balance sheet or to a forecasted transaction, and therefore did not qualify for hedge accounting. Under the insurance portfolio-linked swap contracts, the Company agreed to exchange cash flows according to the performance of a specified underwriter's portfolio of insurance business. Under the terms of the credit default swap contracts, the Company assumed the default risk of a specific high credit quality issuer in exchange for a stated annual premium. In the case of default, the Company would have paid the counterparty par value for a pre-determined security of the issuer. The primary risk associated with these transactions was the default risk of the underlying companies. Under the other swap contract entered into for investment purposes, the Company agreed to exchange the difference between fixed and floating interest amounts calculated on an agreed upon notional principal amount.

As of December 31, 2001, the Company no longer held insurance or credit default swap contracts, although final payment related to the insurance portfolio-linked swap contract was recorded in 2002, in accordance with contract terms. Net realized investment gains related to insurance portfolio-linked contracts were $2.1 million in 2002, while net realized investment losses related to these contracts were $4.3 million and $0.7 million for the years ended December 31, 2001 and 2000, respectively.

The stated annual premium under credit default swap contracts was recognized in net investment income. There were no net increases to investment income related to credit default swap contracts for the years ended December 31, 2002 and 2001; however, there was a net increase of $0.2 million for the year ended December 31, 2000.

As of December 31, 2002 the Company no longer held any other swap contracts for investment purposes. The fair value of the other swap contract held for investment purposes was $(2.1) million at December 31, 2001. The net decrease in net investment income related to this contract was $0.4 million, $0.7 million and $0.1 million for the years ended December 31, 2002, 2001 and 2000, respectively.

G. VARIABLE INTEREST ENTITY
The Company holds an investment in the Allmerica CBO I, Ltd., which was formed in 1998 as a collateralized bond obligation, to issue secured notes to various investors and use the proceeds to purchase high yield fixed income securities. The note holders own beneficial interests in the cash flows of the high yield securities. The interests are classified based upon priority of payments, and consist of the following par values as of December 31:

DECEMBER 31,
(IN MILLIONS)                                        2002        2001
-----------------------------------------------------------------------
Floating rate secured notes                        $  241.6    $  249.4
Second priority senior notes                           65.3        60.7
Senior subordinated notes                              32.9        32.9
Junior subordinated notes                              21.9        21.9
                                                   --------------------
Total Allmerica CBO capital                        $  361.7    $  364.9
                                                   --------------------

At both December 31, 2002 and 2001, the Company owned a $36.9 million par value investment in the Allmerica CBO I, Ltd., consisting of $30.9 million of Senior Subordinated Notes and $6.0 million of Junior Subordinated Notes. The Company's investment in Allmerica CBO I, Ltd. was considered to be other-than-temporarily impaired and therefore completely written off during 2001. Through the Company's ownership of the Junior Subordinated Notes, it is entitled to 27.4% of the residual value, if any, of the CBO. The Company has no remaining exposure to loss because its investment in the non-recourse notes has already been completely written off.

H. UNREALIZED GAINS AND LOSSES
Unrealized gains and losses on available-for-sale, other securities, and derivative instruments are summarized as follows:

                                                                                     EQUITY
FOR THE YEARS ENDED DECEMBER 31,                                        FIXED      SECURITIES
(IN MILLIONS)                                                         MATURITIES  AND OTHER(1,2)    TOTAL
----------------------------------------------------------------------------------------------------------
2002
Net appreciation (depreciation), beginning of year                     $   19.2   $   (1.4)       $   17.8
                                                                       -----------------------------------
       Net (depreciation) appreciation on available-for-sale              (62.2)       0.5           (61.7)
          securities and derivative instruments
       Net depreciation from the effect on deferred policy
          acquisition costs and on policy liabilities                     (26.2)         -           (26.2)
       Benefit (provision) for deferred federal income taxes               30.9       (0.1)           30.8
                                                                       -----------------------------------
                                                                          (57.5)       0.4           (57.1)
                                                                       -----------------------------------
Net depreciation, end of year                                          $  (38.3)  $   (1.0)       $  (39.3)
                                                                       -----------------------------------
2001
Net (depreciation) appreciation, beginning of year                     $  (24.1)  $   10.8        $  (13.3)
                                                                       -----------------------------------
       Net appreciation (depreciation) on available-for-sale               88.2      (18.8)           69.4
          securities and derivative instruments
       Net depreciation from the effect on deferred policy
          acquisition costs and on policy liabilities                     (21.5)         -           (21.5)
       (Provision) benefit for deferred federal income taxes              (23.4)       6.6           (16.8)
                                                                       -----------------------------------
                                                                           43.3      (12.2)           31.1
                                                                       -----------------------------------
Net appreciation (depreciation), end of year                           $   19.2   $   (1.4)       $   17.8
                                                                       -----------------------------------
2000
Net (depreciation) appreciation, beginning of year                     $  (20.0)  $    7.7        $  (12.3)
                                                                       -----------------------------------
       Net appreciation on available-for-sale securities                   11.6        4.7            16.3
       Net depreciation from the effect on deferred policy
          acquisition costs and on policy liabilities                     (17.9)         -            17.9)
       Benefit (provision) for deferred federal income taxes                2.2       (1.6)            0.6
                                                                       -----------------------------------
                                                                           (4.1)       3.1            (1.0)
                                                                       -----------------------------------
Net (depreciation) appreciation, end of year                           $  (24.1)  $   10.8        $  (13.3)
                                                                       -----------------------------------

(1) INCLUDES NET DEPRECIATION ON DERIVATIVE INSTRUMENTS OF $58.5 MILLION AND NET APPRECIATION ON DERIVATIVE INSTRUMENTS OF $1.4 MILLION IN 2002 AND 2001, RESPECTIVELY.
(2) INCLUDES NET APPRECIATION ON OTHER INVESTMENTS OF $0.4 MILLION, $1.2 MILLION, AND $(3.4) MILLION IN 2002, 2001 AND 2000, RESPECTIVELY.

I. OTHER
At December 31, 2002 and 2001, the Company had the following investments which exceeded 10% of shareholder's equity.

ISSUER NAME
(IN MILLIONS)                                                  2002        2001
--------------------------------------------------------------------------------
Federal National Mortgage Association                         $ 88.7     $ 110.6
Federal Home Loan Mortgage Corporation                          67.4           -
U.S. Treasury                                                   56.3        54.5
Morgan Stanley Dean Witter Capital I                            55.9        60.2
UBS                                                             53.0           -
JP Morgan Chase Commercial Mortgage                             40.5           -
Clipper Receivables Corporation                                 40.0           -
First Union National Bank Commercial Mortgage                   34.5           -
CS First Boston Mortgage Securities Corporation                 28.9           -
New Boston ACA Ltd. Partner                                     28.6           -
Telefonica Europe                                               28.1           -
Citibank Credit Card Issuance Trust                                -        51.5
Structured Asset Securities Corporation                            -        44.0
GE Capital Mortgage Services, Inc.                                 -        43.6
US Bancorp                                                         -        33.6
Norwest Asset Securities Corporation                               -        33.0
Residential Funding Mtg Sec I                                      -        32.0
--------------------------------------------------------------------------------

6. INVESTMENT INCOME AND GAINS AND LOSSES

A. NET INVESTMENT INCOME
The components of net investment income were as follows:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                              2002        2001        2000
-------------------------------------------------------------------------
Fixed maturities                          $ 230.9     $ 275.6     $ 236.1
Mortgage loans                               16.4        28.2        34.9
Equity securities                             0.1         0.1         0.1
Policy loans                                  9.9        12.0        12.1
Derivative instruments                      (37.7)      (48.0)       (5.6)
Other long-term investments                   8.4        12.5         8.5
Short-term investments                        2.1         3.0         4.7
                                          -------------------------------
Gross investment income                     230.1       283.4       290.8
Less investment expenses                     (8.0)      (10.6)       (9.8)
                                          -------------------------------
Net investment income                     $ 222.1     $ 272.8     $ 281.0
                                          -------------------------------

The Company had fixed maturities with a carrying value of $10.6 million and $5.9 million on non-accrual status at December 31, 2002 and 2001, respectively. The Company had mortgage loans with a carrying value of $7.4 million on non-accrual status at December 31, 2002. There were no mortgage loans on non-accrual status at December 31, 2001. The effect of non-accruals, compared with amounts that would have been recognized in accordance with the original terms of the investments, was a reduction in net investment income of $9.6 million, $6.4 million, and $1.4 million in 2002, 2001, and 2000, respectively.

The payment terms of mortgage loans may from time to time be restructured or modified. There were no restructured mortgage loans at December 31, 2002 and 2001. Interest income on restructured mortgage loans that would have been recorded in accordance with the original terms of such loans amounted to $0.9 million in 2000. Actual interest income on these loans included in net investment income aggregated $0.5 million in 2000.

There were no mortgage loans which were non-income producing at December 31, 2002 and 2001. There were, however, fixed maturities with a carrying value of $4.3 million and $2.3 million at December 31, 2002 and 2001, respectively, which were non-income producing during 2002 and 2001.

Included in other long-term investments is income from limited partnerships of $5.0 million, $8.6 million and $5.8 million in 2002, 2001 and 2000, respectively.

B. NET REALIZED INVESTMENT GAINS AND LOSSES
Realized losses on investments were as follows:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                               2002        2001        2000
-------------------------------------------------------------------------
Fixed maturities                         $  (14.0)    $ (69.5)    $ (56.6)
Mortgage loans                                0.8         6.3         0.6
Equity securities                             -          22.9         1.1
Derivative instruments                      (53.1)      (32.8)        3.1
Other long-term investments                   2.0        (7.6)       (0.8)
                                         --------------------------------
Net realized investment losses           $  (64.3)    $ (80.7)    $ (52.6)
                                         --------------------------------

The proceeds from voluntary sales of available-for-sale securities and the gross realized gains and gross realized losses on those sales were as follows:

                                                                     PROCEEDS FROM
FOR THE YEARS ENDED DECEMBER 31,                                        VOLUNTARY     GROSS       GROSS
(IN MILLIONS)                                                             SALES       GAINS       LOSSES
--------------------------------------------------------------------------------------------------------
2002
Fixed maturities                                                       $ 1,636.0     $  83.1      $ 20.4
Equity securities                                                            0.1         0.1           -

2001
Fixed maturities                                                       $   757.4     $  32.6      $ 20.5
Equity securities                                                           24.5        24.1           -

2000
Fixed maturities                                                       $   749.1     $   3.2      $ 32.3
Equity securities                                                            1.1         1.1           -

The Company recognized losses of $81.5 million, $89.4 million and $28.2 million in 2002, 2001 and 2000, respectively, related to other-than-temporary impairments of fixed maturities and other securities.

C. OTHER COMPREHENSIVE INCOME RECONCILIATION
The following table provides a reconciliation of gross unrealized gains (losses) to the net balance shown in the Statements of Comprehensive Income:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                               2002             2001          2000
-------------------------------------------------------------------------------------------------------------------
Unrealized (depreciation) appreciation  on available-for-sale securities:

Unrealized holding losses arising during period, (net of tax benefit
 of $(14.5), $(2.7) and $(20.3) million in 2002, 2001, and 2000.)        $     (26.9)     $     (5.0)   $     (37.6)

Less: reclassification adjustment for losses included in net income
 (net of tax benefit of $(4.9), $(16.3) and $(19.4) million in 2002,
 2001, and 2000)                                                                (7.8)          (35.2)         (36.6)
                                                                         ------------------------------------------
Total available-for-sale securities                                            (19.1)           30.2           (1.0)
                                                                         ------------------------------------------

Unrealized (depreciation) appreciation on derivative instruments:

Unrealized holding gains (losses) arising during period, (net of tax
 (benefit) of $4.7 and $(63.4) million in 2002 and 2001)                         8.9          (117.7)             -

Less: reclassification adjustment for gains (losses) included in net income (net of tax (benefit) of $25.2 million and  $(63.9) million in
 2002 and 2001)                                                                 46.9          (118.6)             -
                                                                         ------------------------------------------
Total derivative instruments                                                   (38.0)            0.9              -
                                                                         ------------------------------------------
Net unrealized (depreciation) appreciation on investments                $     (57.1)     $     31.1    $      (1.0)
                                                                         ==========================================

7. FAIR VALUE DISCLOSURES OF FINANCIAL INSTRUMENTS

Statement of Financial Accounting Standards No. 107, DISCLOSURES ABOUT FAIR VALUE OF FINANCIAL INSTRUMENTS, requires disclosure of fair value information about certain financial instruments (insurance contracts, real estate, goodwill and taxes are excluded) for which it is practicable to estimate such values, whether or not these instruments are included in the balance sheet. The fair values presented for certain financial instruments are estimates which, in many cases, may differ significantly from the amounts which could be realized upon immediate liquidation. In cases where market prices are not available, estimates of fair value are based on discounted cash flow analysis which utilize current interest rates for similar financial instruments which have comparable terms and credit quality.

The following methods and assumptions were used to estimate the fair value of each class of financial instruments:

CASH AND CASH EQUIVALENTS
For these short-term investments, the carrying amount approximates fair value.

FIXED MATURITIES
Fair values are based on quoted market prices, if available. If a quoted market price is not available, fair values are estimated using independent pricing sources or internally developed pricing models using discounted cash flow analysis.

EQUITY SECURITIES
Fair values are based on quoted market prices, if available. If a quoted market price is not available, fair values are estimated using independent pricing sources or internally developed pricing models using discounted cash flow analysis.

MORTGAGE LOANS
Fair values are estimated by discounting the future contractual cash flows using the current rates at which similar loans would be made to borrowers with similar credit ratings. The fair values are limited to the lesser of the present value of the cash flows or book value.

POLICY LOANS
The carrying amount reported in the Consolidated Balance Sheets approximates fair value since policy loans have no defined maturity dates and are inseparable from the insurance contracts.

DERIVATIVE INSTRUMENTS
Fair values are estimated using independent pricing sources.

COMPANY OWNED LIFE INSURANCE
Fair values are based on the current cash surrender value of the policy. This value is dependent on the fair value of the underlying securities which is based on quoted market prices, if available. If a quoted market price is not available, fair values are estimated using independent pricing sources or internally developed pricing models.

INVESTMENT CONTRACTS (WITHOUT MORTALITY FEATURES)
Fair values for the Company's liabilities under guaranteed investment type contracts are estimated using discounted cash flow calculations using current interest rates for similar contracts with maturities consistent with those remaining for the contracts being valued. Liabilities under supplemental contracts without life contingencies are estimated based on current fund balances and other individual contract funds represent the present value of future policy benefits. Other liabilities are based on current surrender values.

TRUST INSTRUMENTS SUPPORTED BY FUNDING OBLIGATIONS
Fair values are estimated using discounted cash flow calculations using current interest rates for similar contracts with maturities consistent with those remaining for the contracts being valued.

The estimated fair values of the financial instruments were as follows:

                                                                   2002                    2001
                                                           ---------------------------------------------
DECEMBER 31,                                                CARRYING      FAIR      CARRYING      FAIR
(IN MILLIONS)                                                VALUE       VALUE       VALUE       VALUE
--------------------------------------------------------------------------------------------------------
Financial Assets
      Cash and cash equivalents                            $   120.8   $   120.8   $    61.2   $    61.2
      Fixed maturities                                       2,748.5     2,748.5     4,055.2     4,055.2
      Equity securities                                          1.9         1.9         1.7         1.7
      Mortgage loans                                           175.1       186.0       226.6       235.6
      Policy loans                                             171.9       171.9       187.0       187.0
      Derivative instruments                                    44.7        44.7        70.2        70.2
      Company owned life insurance                              67.2        67.2        67.3        67.3
                                                           ---------------------------------------------
                                                           $ 3,330.1   $ 3,341.0   $ 4,669.2   $ 4,678.2
                                                           ---------------------------------------------

Financial Liabilities
      Guaranteed investment contracts                      $   207.2   $   220.4   $ 1,100.7   $ 1,174.1
      Derivative instruments                                    24.6        24.6       180.3       180.3
      Supplemental contracts without life contingencies         20.1        20.1        21.5        21.5
      Dividend accumulations                                    87.6        87.6        88.8        88.8
      Other individual contract deposit funds                   16.5        16.5        19.3        19.3
      Other group contract deposit funds                       164.6       173.5       213.4       212.4
      Individual annuity contracts-general account             153.3       146.9       102.4        98.3
      Trust instruments supported by funding obligations     1,202.8     1,224.5     1,589.0     1,534.0
                                                           ---------------------------------------------
                                                           $ 1,876.7   $ 1,914.1   $ 3,315.4   $ 3,328.7
                                                           ---------------------------------------------

8. CLOSED BLOCK

Summarized financial information of the Closed Block as of December 31, 2002 and 2001 and for the periods ended December 31, 2002, 2001 and 2000 is as follows:

DECEMBER 31,
(IN MILLIONS)                                                                      2002                  2001
-----------------------------------------------------------------------------------------------------------------
Assets
       Fixed maturities, at fair value (amortized cost of $517.4 and
         $498.1)                                                              $       542.4         $       504.2
       Mortgage loans                                                                  46.6                  55.7
       Policy loans                                                                   167.4                 182.1
       Cash and cash equivalents                                                        0.3                   9.2
       Accrued investment income                                                       13.1                  14.6
       Deferred policy acquisition costs                                                8.2                  10.4
       Deferred federal income taxes                                                    5.4                   3.4
       Other assets                                                                     4.7                   2.8
                                                                              -----------------------------------
Total assets                                                                  $       788.1         $       782.4
                                                                              -----------------------------------
Liabilities
       Policy liabilities and accruals                                                767.5                 798.2
       Policyholder dividends                                                          57.1                  30.7
       Other liabilities                                                               23.8                   7.0
                                                                              -----------------------------------
Total liabilities                                                             $       848.4         $       835.9
                                                                              -----------------------------------
Excess of Closed Block liabilities over assets designated to the Closed
   Block                                                                      $        60.3         $        53.5
Amounts included in accumulated other comprehensive income:
Net unrealized investment losses, net of deferred federal income tax
   benefits of $5.2 million and $2.3 million                                           (9.6)                 (4.3)
                                                                              -----------------------------------
Maximum future earnings to be recognized from Closed Block assets and
   liabilities                                                                $        50.7         $         49.2
                                                                              ===================================

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                               2002            2001           2000
-----------------------------------------------------------------------------------------------------------------
Revenues
     Premiums and other income                                           $    46.2        $   47.2       $   49.9
     Net investment income                                                    51.3            54.1           53.6
     Realized investment losses                                               (8.3)           (2.2)          (5.4)
                                                                         ----------------------------------------
Total revenues                                                                89.2            99.1           98.1
                                                                         ----------------------------------------
Benefits and expenses                                                            -               -              -
     Policy benefits                                                          79.4            83.1           89.5
     Policy acquisition expenses                                               2.2             0.6            2.1
     Other operating expenses                                                  0.7               -            0.2
                                                                         ----------------------------------------
Total benefits and expenses                                                   82.3            83.7           91.8
                                                                         ----------------------------------------
Contribution from the Closed Block                                       $     6.9        $   15.4      $     6.3
                                                                         ----------------------------------------

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                               2002           2001            2000
-----------------------------------------------------------------------------------------------------------------
Cash flows
       Cash flows from operating activities:
       Contribution from the Closed Block                                $     6.9        $   15.4       $    6.3
       Adjustment for net realized investment losses                           8.3             2.2            5.4
       Change in:
          Deferred policy acquisition costs                                    2.2             0.6            2.1
          Policy liabilities and accruals                                    (31.2)          (12.3)         (12.0)
          Other assets                                                        (0.5)            2.1            5.3
          Expenses and taxes payable                                           9.6            (0.2)         (10.1)
          Other, net                                                          (0.8)            0.3           (0.1)
                                                                         ----------------------------------------
       Net cash (used in) provided by operating activities                    (5.5)            8.1           (3.1)
       Cash flows from investing activities:
           Sales, maturities and repayments of investments                   176.1           136.8          133.3
           Purchases of investments                                         (194.2)         (147.2)        (160.3)
           Other, net                                                         14.7             9.6            9.4
                                                                         ----------------------------------------
       Net cash used in investing activities                                  (3.4)           (0.8)         (17.6)
                                                                         ----------------------------------------
Net (decrease) increase in cash and cash equivalents                          (8.9)            7.3          (20.7)
Cash and cash equivalents, beginning of year                                   9.2             1.9           22.6
                                                                         ----------------------------------------
Cash and cash equivalents, end of year                                   $     0.3        $    9.2       $    1.9
                                                                         ----------------------------------------

There were no valuation allowances on mortgage loans at December 31, 2002 and 2001.

Many expenses related to Closed Block operations are charged to operations outside the Closed Block; accordingly, the contribution from the Closed Block does not represent the actual profitability of the Closed Block operations. Operating costs and expenses outside of the Closed Block are, therefore, disproportionate to the business outside the Closed Block.

9. GOODWILL

On January 1, 2002, the Company adopted Statement No. 142. Upon implementation, the Company recorded an impairment charge of $1.6 million, net of taxes, and ceased its amortization of goodwill. Amortization expense in 2001 and 2000 was $0.3 million and $0.2 million, respectively, net of taxes. In accordance with Statement No. 142, the following table provides income (loss) before the cumulative effect of a change in accounting principle, net income (loss), and related per-share amounts as of December 31, 2002, 2001, and 2000 as reported and adjusted as if the Company had ceased amortizing goodwill effective January 1, 2000.

   DECEMBER 31,
   (IN MILLIONS)                                                          2002              2001               2000
---------------------------------------------------------------------------------------------------------------------
   Reported income (loss) before cumulative effect of change
      in accounting principle                                     $         80.6  $         (34.2)   $            6.9
      Goodwill amortization                                                    -              0.3                 0.2
                                                                  --------------  ---------------    ----------------
   Adjusted income (loss) before cumulative effect of change
      in accounting principle                                     $         80.6  $         (33.9)   $            7.1
                                                                  ==============  ===============    ================

   Reported net income (loss)                                     $         79.0  $         (37.5)   $            6.9
      Goodwill amortization                                                    -              0.3                 0.2
                                                                  --------------  ---------------    ----------------
   Adjusted net income (loss)                                     $         79.0  $         (37.2)   $            7.1
                                                                  ==============  ===============    ================

In accordance with the provisions of Statement No. 142, the Company performed its annual review of its goodwill for impairment in the fourth quarter of 2002 and determined that no further impairments were required.

10. FEDERAL INCOME TAXES

Provisions for federal income taxes have been calculated in accordance with the provisions of Statement No. 109. A summary of the federal income tax expense (benefit) in the Consolidated Statements of Income is shown below:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                               2002         2001       2000
-----------------------------------------------------------------------------------------------------------
Federal income tax expense (benefit)
       Current                                                           $     18.5  $     10.8  $      2.9
       Deferred                                                                (9.7)      (53.1)      (19.7)
                                                                         ----------------------------------
Total                                                                    $      8.8  $    (42.3) $    (16.8)
                                                                         ----------------------------------

The federal income taxes attributable to the consolidated results of operations are different from the amounts determined by multiplying income before federal income taxes by the statutory federal income tax rate. The sources of the difference and the tax effects of each were as follows:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                                2002        2001       2000
-----------------------------------------------------------------------------------------------------------
Expected federal income tax expense (benefit)                            $     31.3   $   (26.8)  $    (3.5)
       Prior years' federal income tax settlement                             (11.6)          -           -
       Tax credits                                                            (10.8)      (10.8)      (10.3)
       Dividend received deduction                                             (0.9)       (1.6)          -
       Changes in other tax estimates                                           0.7        (1.4)       (4.0)
       Other, net                                                               0.1        (1.7)        1.0
                                                                         ----------------------------------
Federal income tax expense (benefit)                                     $      8.8   $   (42.3)  $   (16.8)
                                                                         ----------------------------------

The deferred income tax (asset) liability represents the tax effects of temporary differences attributable to the Company's consolidated federal tax return group. Its components were as follows:

DECEMBER 31,
(IN MILLIONS)                                                                           2002       2001
----------------------------------------------------------------------------------------------------------
Deferred tax (assets) liabilities
        Insurance reserves                                                           $   (65.0)  $   (33.8)
        Tax credit carryforwards                                                         (53.4)      (41.6)
        Employee benefit plans                                                           (52.3)      (58.3)
        Discontinued operations                                                          (22.4)      (20.2)
        Investments, net                                                                 (20.3)      (32.2)
        Other, net                                                                       (11.6)       (1.9)
        Deferred acquisition costs                                                        10.4        20.3
        Restructuring reserve                                                             (3.8)       (0.3)
        Loss carryforwards                                                                (3.6)       (7.8)
                                                                                     ---------------------
Deferred tax asset, net                                                              $  (222.0)  $  (175.8)
                                                                                     ---------------------

Gross deferred income tax assets totaled $447.7 million and $666.7 million at December 31, 2002 and 2001, respectively. Gross deferred income tax liabilities totaled $225.7 million and $490.9 million at December 31, 2002 and 2001, respectively.

The Company believes, based on its tax sharing agreement and AFC's recent earnings history and its future expectations, that AFC's taxable income from the non-life insurance subgroup in future years will be sufficient to realize all deferred tax assets. In determining the adequacy of future income, the Company considered the future reversal of its existing temporary differences and available tax planning strategies that could be implemented, if necessary. At December 31, 2002, there are available alternative minimum tax credit carryforwards, low income housing credit carryforwards and certain other tax credit recoverable of $0.9 million, $49.2 million and $3.3 million, respectively. The alternative minimum tax credit carryforwards have no expiration date and the low income housing credit carryforwards will expire beginning in 2018. The Company also has net operating loss carryforwards of $10.3 million expiring in 2016.

The Company's federal income tax returns are routinely audited by the Internal Revenue Services ("IRS"), and provisions are routinely made in the financial statements in anticipation of the results of these audits. The IRS has examined the AFLIAC/FAFLIC consolidated group's federal income tax returns through 1994. The IRS has also examined the former Allmerica Property and Casualty Companies, Inc. ("Allmerica P&C") consolidated group's federal income tax returns through 1994. Certain adjustments proposed by the IRS with respect to AFLIAC/FAFLIC's federal income tax returns for 1982 and 1983 remain unresolved. In the Company's opinion, adequate tax liabilities have been established for all years. However, the amount of these tax liabilities could be revised in the near term if estimates of the Company's ultimate liability are revised.

11. PENSION PLANS

AFC provides retirement benefits to substantially all of its employees under defined benefit pension plans. These plans are based on a defined benefit cash balance formula, whereby the Company annually provides an allocation to each covered employee based on a percentage of that employee's eligible salary, similar to a defined contribution plan arrangement. The allocation was based on 3.0%, 5.0% and 7.0% of each covered employee's eligible salary for 2002, 2001 and 2000 respectively. In addition to the cash balance allocation, certain transition group employees, who have met specified age and service requirements as of December 31, 1994, are eligible for a grandfathered benefit based primarily on the employees' years of service and compensation during their highest five consecutive plan years of employment. The Company's policy for the plans is to fund at least the minimum amount required by the Employee Retirement Income Security Act of 1974.

In order to measure the expense associated with these plans, management must make various estimates and assumptions, including discount rates used to value liabilities, assumed rates of return on plan assets, compensation increases, employee turnover rates and anticipated mortality rates, for example. The estimates used by management are based on the Company's historical experience as well as current facts and circumstances. In addition, the Company uses outside actuaries to assist in measuring the expense and liability associated with these plans.

Components of net periodic pension cost were as follows:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                                2002         2001       2000
-----------------------------------------------------------------------------------------------------------
Service cost - benefits earned during the year                              $  11.1     $  14.7     $  18.5
Interest cost                                                                  32.6        30.9        28.6
Expected return on plan assets                                                (33.4)      (39.6)      (43.1)
Recognized net actuarial loss (gain)                                           11.3        (0.4)      (11.2)
Amortization of transition asset                                               (2.2)       (2.2)       (2.2)
Amortization of prior service cost                                             (2.6)       (3.1)       (3.1)
Curtailment loss and special termination benefits                               5.4           -           -
                                                                         ----------------------------------
     Net periodic pension cost (benefit)                                    $  22.2      $  0.3     $ (12.5)
                                                                         ----------------------------------

The curtailment loss and special termination benefits in 2002 of $4.3 million and $1.1 million, respectively, relate to the AFS restructuring (see Note 4 - Significant Transactions). The curtailment loss primarily reflects the elimination of future expected years of service for agents terminated pursuant to the aforementioned AFS restructuring, while special termination benefit costs reflect acceleration of retirement criteria under the plan for transition group participants terminated due to the restructuring.

The Company allocated approximately $20.9 million, $0.3 million and $(11.9) million of the net periodic pension cost (benefit) to its affiliated companies in 2002, 2001 and 2000, respectively.

The following table summarizes the status of the plans. At December 31, 2002 and 2001, the projected benefit obligations exceeded the plans' assets. During the 2002 and 2001, the Company recorded increases in its minimum pension liability related to its pension plans of $7.3 million and $3.1 million, respectively. This is reflected as an adjustment to accumulated other comprehensive income and is primarily comprised of the difference between the present value of accumulated benefit obligations and the market value of assets funding the plan. This liability resulted primarily from a decrease in the market value of assets held by the plan due to a general decline in the equity markets.

DECEMBER 31,
(IN MILLIONS)                                                                            2002        2001
-----------------------------------------------------------------------------------------------------------
Change in benefit obligations:
       Projected benefit obligation, beginning of year                               $    483.2  $    450.9
       Service cost - benefits earned during the year                                      11.1        14.7
       Interest cost                                                                       32.6        30.9
       Actuarial losses                                                                    28.6        12.4
       Benefits paid                                                                      (30.1)      (25.7)
                                                                                     ----------------------
           Projected benefit obligation, end of year                                      525.4       483.2
                                                                                     ----------------------
Change in plan assets:
       Fair value of plan assets, beginning of year                                       364.3       441.5
       Actual return on plan assets                                                       (65.2)      (51.5)
       Benefits paid                                                                      (30.1)      (25.7)
                                                                                     ----------------------
              Fair value of plan assets, end of year                                      269.0       364.3
                                                                                     ----------------------

       Funded status of the plan                                                         (256.4)     (118.9)
       Unrecognized transition obligation                                                 (15.0)      (17.2)
       Unamortized prior service cost                                                      (3.5)       (1.7)
       Unrecognized net actuarial gains                                                    26.3        27.6
                                                                                     ----------------------
        Net pension liability                                                        $   (248.6) $   (110.2)
                                                                                     ----------------------

As a result of the Company's merger with Allmerica P&C in 1997, certain pension liabilities were reduced to reflect their fair value as of the merger date. These pension liabilities were reduced by $4.7 million and $6.1 million in 2002 and 2001, respectively, which reflects fair value, net of applicable amortization.

Determination of the projected benefit obligations was based on weighted average discount rates of 6.25% and 6.88% in 2002 and 2001, respectively, and the assumed long-term rate of return on plan assets was 9.5% in 2002 and 2001. For 2003, the projected benefit obligation will be based on a weighted average discount rate and assumed long-term rate of return on plan assets of 6.25% and 8.5%, respectively. The actuarial present value of the projected benefit obligations is determined using assumed rates of increase in future compensation levels of 4.0% for 2003, 2002 and 2001. Plan assets are invested primarily in various separate accounts and the general account of FAFLIC. Plan assets also include 796,462 shares of AFC Common Stock at December 31, 2002 and 2001, with a market value of $8.0 million and $35.5 million, respectively.

The Company has a defined contribution 401(k) plan for its employees, whereby the Company matches employee elective 401(k) contributions, up to a maximum percentage determined annually by the Board of Directors. During 2002, 2001 and 2000, the Company matched 50% of employees' contributions up to 6.0% of eligible compensation. The total expense related to this plan was $5.0 million, $5.7 million, and $6.1 million in 2002, 2001 and 2000, respectively. The Company allocated approximately $4.7 million, $5.4 million and $5.8 million of the 401(k)
expense to its affiliated companies in 2002, 2001 and 2000, respectively. In addition to this plan, the Company has a defined contribution plan for substantially all of its agents. The Plan expense in 2002, 2001, and 2000 was $3.1 million, $3.3 million, and $3.2 million, respectively. There will be no future agent or employer contributions to this plan due to the termination of all agent contracts as of December 31, 2002 pursuant to the AFS restructuring (see Note 4 - Significant Transactions).

12. OTHER POSTRETIREMENT BENEFIT PLANS

FAFLIC, as the common employer for all AFC Companies ("affiliated Companies"), provides multiple postretirement medical and death benefit plans to certain full-time employees, agents and retirees of these affiliated Companies. The costs of these plans are charged to the affiliated Companies in accordance with an intercompany cost sharing agreement.

Generally, active employees and agents become eligible at age 55 with at least 15 years of service. Spousal coverage is generally provided for up to two years after death of the retiree. Benefits include hospital, major medical, and a payment at death equal to retirees' final compensation up to certain limits. Effective January 1, 1996, the Company revised these benefits so as to establish limits on future benefit payments to beneficiaries of retired employees and to restrict eligibility to then current employees. The medical plans have varying copayments and deductibles, depending on the plan. These plans are unfunded.

The plans' funded status reconciled with amounts recognized in the Company's Consolidated Balance Sheets were as follows:

DECEMBER 31,
(IN MILLIONS)                                                                              2002        2001
-------------------------------------------------------------------------------------------------------------
   Change in benefit obligations:
   Accumulated postretirement benefit obligation, beginning of year                      $   77.2    $   75.5
   Service cost                                                                               2.2         2.3
   Interest cost                                                                              5.0         4.9
   Actuarial losses (gains)                                                                   4.7        (1.2)
   Benefits paid                                                                             (4.2)       (4.3)
   Curtailment gain and special termination benefits                                         (9.0)          -
                                                                                         --------------------
        Accumulated postretirement benefit obligation, end of year                           75.9        77.2
                                                                                         --------------------
   Fair value of plan assets, end of year                                                       -           -
                                                                                         --------------------
   Funded status of the plan                                                                (75.9)      (77.2)
   Unamortized prior service cost                                                            (2.8)       (5.4)
   Unrecognized net actuarial gains                                                          (6.0)       (8.4)
                                                                                         --------------------
        Accumulated postretirement benefit costs                                         $  (84.7)   $  (91.0)
                                                                                         --------------------

The components of net periodic postretirement benefit cost were as follows:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                                  2002        2001       2000
-----------------------------------------------------------------------------------------------------------
   Service cost                                                               $  2.2      $  2.3     $  1.9
   Interest cost                                                                 5.0         4.9        4.9
   Recognized net actuarial gain                                                (0.3)       (0.4)      (0.5)
   Amortization of prior service cost                                           (2.2)       (2.2)      (2.2)
   Curtailment gain and special termination benefits                            (6.8)          -          -
                                                                          ---------------------------------
   Net periodic postretirement (benefit) cost                                 $ (2.1)     $  4.6     $  4.1
                                                                          =================================

The Company allocated approximately ($2.0) million, $4.4 million and $3.9 million of the net periodic postretirement (benefit) cost to its affiliated companies in 2002, 2001 and 2000, respectively.

As a result of the AFS restructuring in 2002 (see Note 4 - Significant Transactions), the Company recognized a curtailment gain and special termination benefit costs related to its postretirement benefit plans. The curtailment gain resulted from the effect of agent terminations related to those not fully eligible for benefits, while the special termination benefit costs reflect acceleration of retirement criteria for selected terminated employees.

As a result of the Company's merger with Allmerica P&C in 1997, certain postretirement liabilities were reduced to reflect their fair value as of the merger date. These postretirement liabilities were reduced by $2.4 million and $3.2 million 2002 and 2001, respectively, which reflects fair value, net of applicable amortization.

For purposes of measuring the accumulated postretirement benefit obligation at December 31, 2002, health care costs were assumed to increase 9.0% in 2003, declining thereafter until the ultimate rate of 5.0% is reached in 2010 and remains at that level thereafter. The health care cost trend rate assumption has a significant effect on the amounts reported. For example, increasing the assumed health care cost trend rates by one percentage point in each year would increase the accumulated postretirement benefit obligation at December 31, 2002 by $3.5 million, and the aggregate of the service and interest cost components of net periodic postretirement benefit expense for 2002 by $0.6 million. Conversely, decreasing the assumed health care cost trend rates by one percentage point in each year would decrease the accumulated postretirement benefit obligation at December 31, 2002 by $3.1 million, and the aggregate of the service and interest cost components of net periodic postretirement benefit expense for 2002 by $0.5 million.

The weighted-average discount rate used in determining the accumulated postretirement benefit obligation was 6.25%, and 6.88% at December 31, 2002 and 2001, respectively. In addition, the actuarial present value of the accumulated postretirement benefit obligation was determined using an assumed rate of increase in future compensation levels of 4.0% for FAFLIC agents.

13. DIVIDEND RESTRICTIONS

Massachusetts has enacted laws governing the payment of dividends to stockholders by insurers. Massachusetts' laws affect the dividend paying ability of AFLIAC and FAFLIC.

Massachusetts' statute limits the dividends a life insurer may pay in any twelve month period, without the prior permission of the Commonwealth of Massachusetts Insurance Commissioner, to the greater of (i) 10% of its statutory policyholder surplus as of the preceding December 31 or (ii) the individual company's statutory net gain from operations for the preceding calendar year. In addition, under Massachusetts law, no domestic insurer may pay a dividend or make any distribution to its shareholders from other than unassigned funds unless the Commissioner has approved such dividend or distribution. Effective December 30, 2002, AFLIAC, previously a Delaware domiciled life insurance company, became a Massachusetts domiciled life insurance company. On December 31, 2002, AFLIAC became a direct subsidiary of AFC as well as the immediate parent of FAFLIC, which remains a Massachusetts domiciled life insurance company. As a result of this transaction, and in consideration of the decision not to write new business, AFC agreed with the Massachusetts Insurance Commissioner to maintain total adjusted capital levels at a minimum of 100% of AFLIAC's Company Action Level, which was $197.2 million at December 31, 2002. Total adjusted capital for life insurance companies is defined as capital and surplus, plus asset valuation reserve, plus 50% of dividends apportioned for payment and was $481.9 million at December 31, 2002 for AFLIAC. The Company Action Level is the first level in which the Massachusetts Insurance Commissioner would mandate regulatory involvement based solely upon levels of risk based capital. There can be no assurance that AFLIAC would not require additional capital contributions from AFC. No dividends were declared by FAFLIC or AFLIAC to their parent during 2002, 2001, or 2000. AFLIAC and FAFLIC cannot pay dividends to their parent without prior approval from the Commissioner for the foreseeable future.

14. SEGMENT INFORMATION

The Company offers financial products and services in two major areas: Risk Management and Asset Accumulation. Within these broad areas, the Company conducts business principally in three operating segments. These segments are Risk Management, Allmerica Financial Services, and Allmerica Asset Management. In accordance with Statement of Financial Accounting Standards No. 131, DISCLOSURES ABOUT SEGMENTS OF AN

ENTERPRISE AND RELATED INFORMATION, the separate financial information of each segment is presented consistent with the way results are regularly evaluated by the chief operating decision makers in deciding how to allocate resources and in assessing performance. A summary of the Company's reportable segments is included below.

The Risk Management Segment includes the Company's discontinued operations (see
Note 3 - Discontinued Operations).

The Asset Accumulation group includes two segments: Allmerica Financial Services and Allmerica Asset Management. Prior to September 30, 2002, the Allmerica Financial Services segment manufactured and sold variable annuities, variable universal life and traditional life insurance products, as well as certain group retirement products. On September 27, 2002, the Company announced plans to consider strategic alternatives, including a significant reduction of sales of proprietary variable annuities and life insurance products. Subsequently, the Company ceased all new sales of proprietary variable annuities and life insurance products.

After September 30, 2002, the AFS business consists of two components. First, the segment includes its independent broker dealer, VeraVest Investments, Inc., formerly "Allmerica Investments, Inc"., ("VeraVest"), which distributes third-party investment and insurance products. The Company has entered into agreements with leading investment product and insurance providers and is seeking additional alliances whereby these providers would compensate the Company for non-proprietary product sales by VeraVest's registered representatives. Second, this segment will retain and service existing variable annuity and variable universal life accounts, as well as its remaining traditional life and group retirement accounts, which were issued by its life insurance subsidiaries, AFLIAC and FAFLIC.

Through its Allmerica Asset Management segment, prior to September 2002, FAFLIC offered GICs. GICs, also referred to as funding agreements, are investment contracts with either short-term or long-term maturities which are issued to institutional buyers or to various business or charitable trusts. Declining financial strength ratings from various rating agencies during 2002 resulted in GIC contractholders terminating all remaining short-term funding agreements and made it impractical to continue selling new long-term funding agreements. Furthermore, the Company retired certain long-term funding agreements, at discounts, during the fourth quarter of 2002 (see Note 4 -Significant Transactions).

In addition to the three operating segments, the Company has a Corporate segment, which consists primarily of cash, investments, corporate debt, Capital Securities and corporate overhead expenses. Corporate overhead expenses reflect costs not attributable to a particular segment, such as those related to certain officers and directors, technology, finance, human resources and legal.

Management evaluates the results of the aforementioned segments based on a pre-tax and pre-minority interest basis. Segment (loss) income is determined by adjusting net income for net realized investment gains and losses, including certain gains or losses on derivative instruments, because fluctuations in these gains and losses are determined by interest rates, financial markets and the timing of sales. Also, segment (loss) income excludes net gains and losses on disposals of businesses, discontinued operations, restructuring and reorganization costs, extraordinary items, the cumulative effect of accounting changes and certain other items, which in each case, are neither normal nor recurring. While these items may be significant components in understanding and assessing the Company's financial performance, management believes that the presentation of segment (loss) income enhances understanding of the Company's results of operations by highlighting net (loss) income attributable to the normal, recurring operations of the business. However, segment (loss) income should not be construed as a substitute for net (loss) income determined in accordance with generally accepted accounting principles.

Summarized below is financial information with respect to business segments:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                       2002         2001           2000
-------------------------------------------------------------------------------------------------------
Segment revenues:
         Asset Accumulation
            Allmerica Financial Services                          $  203.5      $  213.2       $  247.4
            Allmerica Asset Management                                99.7         143.5          137.7
                                                                  -------------------------------------
            Total segment revenues including closed block            303.2         356.7          385.1
                                                                  -------------------------------------
Adjustment to segment revenues:
         Net realized losses                                         (64.3)        (80.7)         (52.6)
                                                                  -------------------------------------
             Total revenues                                       $  238.9      $  276.0       $  332.5
                                                                  -------------------------------------

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                         2002            2001           2000
-----------------------------------------------------------------------------------------------------------
Segment income (loss) before income taxes and minority interest:
         Asset Accumulation
            Allmerica Financial Services                             $   1.7        $  30.5         $  44.3
            Allmerica Asset Management                                  13.8           15.9            17.3
                                                                     --------------------------------------
                   Subtotal                                             15.5           46.4            61.6
                                                                     --------------------------------------
         Corporate                                                       1.8          (11.9)          (12.5)
                                                                     --------------------------------------
            Segment income before income taxes                          17.3           34.5            49.1
                                                                     --------------------------------------
Adjustment to segment revenues:
          Net realized investment losses, net of amortization          (57.7)         (78.4)          (52.6)
          Gain from retirement of trust instruments
          supported by funding obligations                             102.6              -               -
          Loss from sale of universal life business                     (0.8)             -               -
          Sales practice litigation                                      2.5            2.5               -
          Restructuring costs                                          (14.8)             -            (6.4)
          Gains (losses) on derivative instruments                      40.3          (35.2)              -
                                                                     --------------------------------------
          Income (loss) before taxes                                 $  89.4        $ (76.6)        $  (9.9)
                                                                     --------------------------------------

DECEMBER 31,
(IN MILLIONS)                                              2002          2001          2002         2001
---------------------------------------------------------------------------------------------------------
                                                                                     DEFERRED ACQUISITION
                                                         IDENTIFIABLE ASSETS                 COSTS
         Risk Management(1)                             $   276.2    $   383.5      $    2.9     $    3.2
         Asset Accumulation
             Allmerica Financial Services                 3,423.3      3,480.6          56.6         73.9
             Allmerica Asset Management                   1,449.2      2,823.8             -            -
                                                        -------------------------------------------------
                  Total                                 $ 5,148.7    $ 6,687.9      $   59.5     $   77.1
                                                        -------------------------------------------------

(1) Consists of assets related to the Company's discontinued operations of $276.2 million and $383.5 million at December 31, 2002 and 2001, respectively.

15. LEASE COMMITMENTS

Rental expenses for operating leases amounted to $1.0, $2.2 million, and $3.4 million in 2002, 2001 and 2000, respectively. These expenses relate primarily to building leases of the Company. At December 31, 2002, future minimum rental payments under non-cancelable operating leases were approximately $35.8 million, payable as follows: 2003 - $14.3 million; 2004 - $9.6 million; 2005 - $6.0 million; 2006 - $3.5 million; $2.4 million thereafter. It is expected that, in the normal course of business, leases that expire may be renewed or replaced by leases on other property and equipment; thus, it is anticipated that future minimum lease commitments may not be less than the amounts shown for 2003.

16. REINSURANCE

In the normal course of business, the Company seeks to reduce the losses that may arise from catastrophes or other events that cause unfavorable underwriting results by reinsuring certain levels of risk in various areas of exposure with other insurance enterprises or reinsurers. Reinsurance transactions are accounted for in accordance with the provisions of Statement No. 113, ACCOUNTING AND REPORTING FOR REINSURANCE OF SHORT-DURATION AND LONG-DURATION CONTRACTS.

Amounts recoverable from reinsurers are estimated in a manner consistent with the claim liability associated with the reinsured policy. Reinsurance contracts do not relieve the Company from its obligations to policyholders. Failure of reinsurers to honor their obligations could result in losses to the Company; consequently, allowances are established for amounts deemed uncollectible. The Company determines the appropriate amount of reinsurance based on evaluation of the risks accepted and analysis prepared by consultants and reinsurers and on market conditions (including the availability and pricing of reinsurance). The Company also believes that the terms of its reinsurance contracts are consistent with industry practice in that they contain standard terms with respect to lines of business covered, limit and retention, arbitration and occurrence. Based on its review of its reinsurers' financial statements and reputations in the reinsurance marketplace, the Company believes that its reinsurers are financially sound.

Effective December 31, 2002, the Company entered into a 100% coinsurance agreement related to substantially all of the Company's fixed universal life business (see Note 4 - Significant Transactions). Reinsurance recoverables related to this agreement were $1.0 million at December 31, 2002. This balance represents approximately 25% of the Company's reinsurance recoverables at December 31, 2002.

The effects of reinsurance were as follows:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                                2002         2001         2000
-------------------------------------------------------------------------------------------------------------
Life and accident and health insurance premiums:
       Direct                                                           $      49.8   $     50.8    $    54.1
       Assumed                                                                  0.6          0.7          0.7
       Ceded                                                                   (2.4)        (2.7)        (2.9)
                                                                        -------------------------------------
Net premiums                                                            $      48.0   $     48.8    $     51.9
                                                                        -------------------------------------
Life and accident and health insurance and other individual
  policy benefits, claims, losses and loss adjustment expenses:
       Direct                                                           $     156.7   $    213.3    $   262.0
       Assumed                                                                  6.1          0.3          0.3
       Ceded                                                                   (3.2)        (0.5)       (13.6)
                                                                        -------------------------------------
Net policy benefits, claims, losses and loss adjustment expenses        $     159.6    $   213.1    $   248.7
                                                                        -------------------------------------

17. DEFERRED POLICY ACQUISITION COSTS

The following reflects the changes to the deferred policy acquisition asset:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                              2002         2001          2000
------------------------------------------------------------------------------------------------------------
Balance at beginning of year                                             $  77.1      $  80.1        $  76.2
       Acquisition expenses deferred                                        15.1         10.1           16.8
       Amortized to expense during the year                                (31.7)        (8.8)         (12.9)
       Impairment of DAC asset related to sale of universal life
        insurance business                                                  (0.2)           -              -
       Adjustment to equity during the year                                 (0.8)        (1.9)             -
       Adjustment for commission buyout program                                -         (2.4)             -
                                                                         -----------------------------------
Balance at end of year                                                   $  59.5      $  77.1        $  80.1
                                                                         -----------------------------------

In 2002, the Company recognized a permanent impairment related to its universal life DAC asset by $0.1 million due to the sale of that business.

During 2001, the Company implemented an in-force trail commission program on certain annuity business previously written by qualifying agents. This program provided for the election of a trail commission on in-force business in exchange for the buyout of deferred commissions.

18. LIABILITIES FOR OUTSTANDING CLAIMS, LOSSES AND LOSS ADJUSTMENT EXPENSES

The Company regularly updates its estimates of liabilities for outstanding claims, losses and loss adjustment expenses as new information becomes available and further events occur which may impact the resolution of unsettled claims for its property and casualty and its accident and health lines of business. Changes in prior estimates are recorded in results of operations as adjustments to losses and LAE in the year such changes are determined to be needed. Often these adjustments are recognized in periods subsequent to the period in which the underlying loss event occurred. These types of subsequent adjustments are described as "prior year reserve development". Such development can be either favorable or unfavorable on the financial results of the Company.

The liability for future policy benefits and outstanding claims, losses and loss adjustment expenses, excluding the effect of reinsurance, related to the Company's accident and health business, consisting of the Company's exited individual health business and its discontinued group accident and health business, was $434.8 million, $463.5 million and $519.3 million at December 31, 2002, 2001 and 2000, respectively. Reinsurance recoverables related to this business were $329.3 million, $343.0 million and $335.9 million in 2002, 2001 and 2000, respectively. The decreases in 2002 and 2001 were primarily attributable to the continued run-off of the group accident and health business. Also, the decrease in 2000 was impacted by the Company's entrance into a reinsurance agreement which provided for the cession of the Company's long-term group disability reserves, partially offset by reserve strengthening in the reinsurance pool business.

19. CONTINGENCIES

REGULATORY AND INDUSTRY DEVELOPMENTS
Unfavorable economic conditions may contribute to an increase in the number of insurance companies that are under regulatory supervision. This may result in an increase in mandatory assessments by state guaranty funds, or voluntary payments by solvent insurance companies to cover losses to policyholders of insolvent or rehabilitated companies. Mandatory assessments, which are subject to statutory limits, can be partially recovered through a reduction in future premium taxes in some states. The Company is not able to reasonably estimate the potential impact of any such future assessments or voluntary payments.

LITIGATION
In 1997, a lawsuit on behalf of a putative class was instituted against the Company alleging fraud, unfair or deceptive acts, breach of contract, misrepresentation, and related claims in the sale of life insurance policies. In November 1998, the Company and the plaintiffs entered into a settlement agreement and in May 1999, the Federal District Court in Worcester, Massachusetts approved the settlement agreement and certified the class for this purpose. AFC recognized a $31.0 million pre-tax expense in 1998 related to this litigation. The Company recognized pre-tax benefits of $2.5 million and $2.5 million in 2002 and 2001, respectively, resulting from the refinement of cost estimates. Although the Company believes that it has appropriately recognized its obligation under the settlement, this estimate may be revised based on the amount of reimbursement actually tendered by AFC's insurance carriers. .

The Company has been named a defendant in various other legal proceedings arising in the normal course of business. In the Company's opinion, based on the advice of legal counsel, the ultimate resolution of these proceedings will not have a material effect on the Company's consolidated financial statements.

20. RELATED PARTY TRANSACTIONS

FAFLIC provides management, space and other services, including accounting, electronic data processing, human resources, benefits, legal and other staff functions to affiliates. Amounts charged by FAFLIC to its affiliates for these services are based on full cost including all direct and indirect overhead costs, that amounted to $576.1 million, $560.9 million and $486.9 million in 2002, 2001 and 2000 respectively. The net amounts due from its affiliates for accrued expenses and various other liabilities and receivables were $121.8 million and $98.7 million at December 31, 2002 and 2001, respectively.

In December 2001, AFC declared a $30.0 million contribution of capital consisting of approximately $23.3 million of fixed maturity securities and $6.7 million of cash paid in 2002.

In March 2002, AFC declared a $10.0 million contribution of capital consisting of approximately $9.4 million of fixed maturity securities and $0.6 million of cash paid in the second quarter of 2002.

In June 2002, AFC declared a $158.0 million contribution of capital consisting of $93.2 million of fixed maturity securities and $64.8 million of cash that was paid in the third quarter of 2002.

In December 2002, AFC declared a $20.0 million contribution of capital consisting of $19.9 million of fixed maturity securities and $0.1 million of cash that was paid in the first quarter of 2003.

In the fourth quarter of 2002, the Company recognized a pre-tax charge of $15.0 million related to the restructuring of the AFS segment of AFC. Although these actions relate to the entire AFS segment, which includes operations of both the Company and AFLIAC, 100% of these costs have been retained by the Company and have not been allocated to AFLIAC.

On December 31, 2002, FAFLIC dividended AFLIAC to its then immediate parent AFC (see Note 2 - Reorganization of AFC Corporate Structure).

21. STATUTORY FINANCIAL INFORMATION

The Company's insurance subsidiaries are required to file annual statements with state regulatory authorities prepared on an accounting basis prescribed or permitted by such authorities (statutory basis). Statutory surplus differs from shareholder's equity reported in accordance with generally accepted accounting principles primarily because policy acquisition costs are expensed when incurred, statutory accounting principles require asset valuation and interest maintenance reserves, postretirement benefit costs are based on different assumptions and reflect a different method of adoption, life insurance reserves are based on different assumptions and the recognition of deferred tax assets is based on different recoverability assumptions.

Effective January 1, 2001, the Company's insurance subsidiaries adopted the National Association of Insurance Commissioners' uniform statutory accounting principles, or Codification, in accordance with requirements prescribed by state authorities. A cumulative effect of the change in accounting principle resulted from the adoption of Codification and was reflected as an adjustment to surplus in 2001. This adjustment represents the difference between total capital and surplus as of January 1, 2001 and the amount total capital and surplus would have been had the accounting principles been applied retroactively for all prior periods. The adjustment reflected by the life and health insurance subsidiaries included an increase in surplus of $49.7 related to the establishment of deferred tax assets and the change in valuation of pension liabilities. Reductions in surplus reflected by the life and health insurance subsidiaries totaled $4.7 million and resulted from the change in valuations of post-employment benefits and non-admitted assets.

Statutory net income and surplus are as follows:

(IN MILLIONS)                                              2002         2001         2000
------------------------------------------------------------------------------------------
Statutory Net Income (Combined)
       Life and Health Companies                         $ (296.0)     $ (44.9)    $ (43.6)

Statutory Shareholder's Surplus (Combined)
       Life and Health Companies                         $  427.1      $ 377.9     $ 528.5

                        REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors of First Allmerica Financial Life Insurance Company and the Contractowners of Separate Account VA-P of First Allmerica Financial Life Insurance Company:

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the Sub-Accounts constituting Separate Account VA-P of First Allmerica Financial Life Insurance Company at December 31, 2002, the results of each of their operations and the changes in each of their net assets for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of First Allmerica Financial Life Insurance Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2002 by correspondence with the Funds, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PRICEWATERHOUSECOOPERS LLP
Boston, Massachusetts

March 28, 2003

SEPARATE ACCOUNT VA-P

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2002

                                                          PIONEER                         PIONEER         PIONEER
                                                          AMERICA         PIONEER         EMERGING         EQUITY         PIONEER
                                                           INCOME        BALANCED         MARKETS          INCOME         EUROPE
                                                            VCT             VCT             VCT             VCT             VCT
                                                         ----------      ---------       ----------      ----------      ---------
ASSETS:
Investments in shares of The Underlying Funds,
  at market value                                        $2,014,034      $ 415,619       $  116,623      $1,889,883      $ 123,621
                                                         ----------      ---------       ----------      ----------      ---------
    Total  assets                                         2,014,034        415,619          116,623       1,889,883        123,621

LIABILITIES:                                                   --             --               --              --             --
                                                         ----------      ---------       ----------      ----------      ---------
    Net assets                                           $2,014,034      $ 415,619       $  116,623      $1,889,883      $ 123,621
                                                         ==========      =========       ==========      ==========      =========

NET ASSET DISTRIBUTION BY CATEGORY:
  Pioneer Vision, Pioneer Vision 2 & Pioneer C-Vision    $1,179,896       $413,887       $  114,675      $1,588,915      $ 122,057
  Pioneer XtraVision                                        831,915           --               --           299,364           --
  Value of investment by First Allmerica Financial
    Life Insurance Company (Sponsor)                          2,223          1,732            1,948           1,604          1,564
                                                         ----------      ---------       ----------      ----------      ---------
                                                         $2,014,034      $ 415,619       $  116,623      $1,889,883      $ 123,621
                                                         ==========      =========       ==========      ==========      =========
Investments in shares of The Underlying Funds,
  at cost                                                $1,976,159       $475,531       $  183,734      $2,249,678       $239,872
Underlying Fund shares held                                 190,183         33,873           10,573         125,075         18,126

Pioneer Vision, Pioneer Vision 2 & Pioneer C-Vision:
  Units outstanding, December 31, 2002                      829,663        368,369          107,611       1,036,405        186,193
  Net asset value per unit, December 31, 2002            $ 1.422140      $1.123570       $ 1.065648      $ 1.533102      $0.655536

Pioneer XtraVision:
  Units outstanding, December 31, 2002                      750,458          2,000            2,000         375,225          2,000
  Net asset value per unit, December 31, 2002            $ 1.111505      $0.865913       $ 0.974052      $ 0.802100      $0.782192


(a) Name changed. See Note 1.
(b) Fund substitution. See Note 7.
(c) Fund closed. See Note 1.


The accompanying notes are an integral part of these financial statements.

                                                                          PIONEER         PIONEER         PIONEER          PIONEER
                                                          PIONEER          GROWTH          HIGH        INTERNATIONAL       MID CAP
                                                            FUND           SHARES          YIELD           VALUE            VALUE
                                                            VCT             VCT             VCT             VCT              VCT
                                                         ----------      ----------      ---------      ------------      ----------
ASSETS:
Investments in shares of The Underlying Funds,
  at market value                                        $1,789,181      $  608,756      $ 174,689       $  243,443       $1,239,599
                                                         ----------      ----------      ---------       ----------       ----------
    Total  assets                                         1,789,181         608,756        174,689          243,443        1,239,599

LIABILITIES:                                                   --              --             --               --               --
                                                         ----------      ----------      ---------       ----------       ----------
    Net assets                                           $1,789,181      $  608,756      $ 174,689       $  243,443       $1,239,599
                                                         ==========      ==========      =========       ==========       ==========

NET ASSET DISTRIBUTION BY CATEGORY:
  Pioneer Vision, Pioneer Vision 2 & Pioneer C-Vision    $1,758,256      $  607,563      $ 109,758       $  241,848       $1,190,367
  Pioneer XtraVision                                         29,382            --           62,891             --             47,457
  Value of investment by First Allmerica Financial
    Life Insurance Company (Sponsor)                          1,543           1,193          2,040            1,595            1,775
                                                         ----------      ----------      ---------       ----------       ----------
                                                         $1,789,181      $  608,756      $ 174,689       $  243,443       $1,239,599
                                                         ==========      ==========      =========       ==========       ==========
Investments in shares of The Underlying Funds,
  at cost                                                $2,282,846      $1,198,456      $ 191,374       $  390,905       $1,333,854
Underlying Fund shares held                                 117,093          62,436         18,845           31,251           82,972

Pioneer Vision, Pioneer Vision 2 & Pioneer C-Vision:
  Units outstanding, December 31, 2002                    1,678,940         912,868         95,171          336,070          831,362
  Net asset value per unit, December 31, 2002            $ 1.047242      $ 0.665554      $1.153275       $ 0.719635       $ 1.431828

Pioneer XtraVision:
  Units outstanding, December 31, 2002                       40,096           2,000         63,660            2,000           55,467
  Net asset value per unit, December 31, 2002            $ 0.771276      $ 0.596474      $1.019971       $ 0.797444       $ 0.887583


(a) Name changed. See Note 1.
(b) Fund substitution. See Note 7.
(c) Fund closed. See Note 1.


The accompanying notes are an integral part of these financial statements.

                                                                           PIONEER                         PIONEER
                                                          PIONEER            REAL          PIONEER          SMALL          PIONEER
                                                           MONEY            ESTATE        SCIENCE &          CAP            SMALL
                                                           MARKET           SHARES       TECHNOLOGY         VALUE          COMPANY
                                                            VCT            VCT (a)           VCT             VCT             VCT
                                                         ---------        ---------       ---------       ---------       ---------
ASSETS:
Investments in shares of The Underlying Funds,
  at market value                                        $ 821,778        $ 203,043       $   2,863       $  52,056       $  25,176
                                                         ---------        ---------       ---------       ---------       ---------
    Total  assets                                          821,778          203,043           2,863          52,056          25,176

LIABILITIES:                                                  --               --              --              --              --
                                                         ---------        ---------       ---------       ---------       ---------
    Net assets                                           $ 821,778        $ 203,043       $   2,863       $  52,056       $  25,176
                                                         =========        =========       =========       =========       =========

NET ASSET DISTRIBUTION BY CATEGORY:
  Pioneer Vision, Pioneer Vision 2 & Pioneer C-Vision    $ 821,778        $ 155,090       $   1,522       $  39,948       $   9,976
  Pioneer XtraVision                                          --             45,882            --             8,478          11,824
  Value of investment by First Allmerica Financial
    Life Insurance Company (Sponsor)                          --              2,071           1,341           3,630           3,376
                                                         ---------        ---------       ---------       ---------       ---------
                                                         $ 821,778        $ 203,043       $   2,863       $  52,056       $  25,176
                                                         =========        =========       =========       =========       =========
Investments in shares of The Underlying Funds,
  at cost                                                $ 821,778        $ 210,763       $   8,447       $  56,351       $  30,598
Underlying Fund shares held                                821,778           14,032           1,223           5,640           2,757

Pioneer Vision, Pioneer Vision 2 & Pioneer C-Vision:
  Units outstanding, December 31, 2002                     698,885          104,021           8,763          45,981          13,226
  Net asset value per unit, December 31, 2002            $1.175841        $1.490949       $0.225048       $0.908317       $0.888585

Pioneer XtraVision:
  Units outstanding, December 31, 2002                        --             46,318           2,000          11,350          16,786
  Net asset value per unit, December 31, 2002                 --          $1.035293       $0.445343       $0.906730       $0.799655


(a) Name changed. See Note 1.
(b) Fund substitution. See Note 7.
(c) Fund closed. See Note 1.


The accompanying notes are an integral part of these financial statements.

                                                          PIONEER         AIM V.I.         AIM V.I.        ALLIANCE
                                                         STRATEGIC       AGGRESSIVE        CAPITAL          PREMIER        ALLIANCE
                                                           INCOME          GROWTH        APPRECIATION       GROWTH        TECHNOLOGY
                                                            VCT           SERIES I         SERIES I         CLASS B         CLASS B
                                                         ---------       ---------        ---------        ---------       ---------
ASSETS:
Investments in shares of The Underlying Funds,
  at market value                                        $ 125,398       $   5,284        $  49,300        $  47,599       $  30,472
                                                         ---------       ---------        ---------        ---------       ---------
    Total  assets                                          125,398           5,284           49,300           47,599          30,472

LIABILITIES:                                                  --              --               --               --              --
                                                         ---------       ---------        ---------        ---------       ---------
    Net assets                                           $ 125,398       $   5,284        $  49,300        $  47,599       $  30,472
                                                         =========       =========        =========        =========       =========

NET ASSET DISTRIBUTION BY CATEGORY:
  Pioneer Vision, Pioneer Vision 2 & Pioneer C-Vision    $  75,282       $   2,753        $  47,866        $  46,273       $  29,380
  Pioneer XtraVision                                        45,486            --               --               --              --
  Value of investment by First Allmerica Financial
    Life Insurance Company (Sponsor)                         4,630           2,531            1,434            1,326           1,092
                                                         ---------       ---------        ---------        ---------       ---------
                                                         $ 125,398       $   5,284        $  49,300        $  47,599       $  30,472
                                                         =========       =========        =========        =========       =========
Investments in shares of The Underlying Funds,
  at cost                                                $ 120,646       $   6,620        $  88,803        $  93,235       $  91,984
Underlying Fund shares held                                 12,968             632            3,001            2,753           3,053

Pioneer Vision, Pioneer Vision 2 & Pioneer C-Vision:
  Units outstanding, December 31, 2002                      65,000           6,801          101,972          106,059         107,822
  Net asset value per unit, December 31, 2002            $1.194957       $0.573447        $0.469413        $0.436296       $0.272485

Pioneer XtraVision:
  Units outstanding, December 31, 2002                      42,604           2,000            2,000            2,000           2,000
  Net asset value per unit, December 31, 2002            $1.120213       $0.692188        $0.716766        $0.663021       $0.546120


(a) Name changed. See Note 1.
(b) Fund substitution. See Note 7.
(c) Fund closed. See Note 1.


The accompanying notes are an integral part of these financial statements.

                                                                                                               FT VIP
                                                        DELAWARE VIP  DELAWARE VIP    FT VIP      FT VIP     TEMPLETON
                                                           GROWTH        SELECT      FRANKLIN    TEMPLETON     GLOBAL     VAN KAMPEN
                                                       OPPORTUNITIES     GROWTH        SMALL      FOREIGN       ASSET         LIT
                                                          SERVICE        SERVICE        CAP     SECURITIES   ALLOCATION    EMERGING
                                                         CLASS (a)      CLASS (a)     CLASS 2   CLASS 2 (b)  CLASS 2 (a)    GROWTH
                                                         ---------      ---------    --------    ---------    --------    ---------
ASSETS:
Investments in shares of The Underlying Funds,
  at market value                                        $  15,029      $   7,991    $ 39,785    $   7,523    $ 56,572    $  37,213
                                                         ---------      ---------    --------    ---------    --------    ---------
    Total  assets                                           15,029          7,991      39,785        7,523      56,572       37,213

LIABILITIES:                                                  --             --          --           --          --           --
                                                         ---------      ---------    --------    ---------    --------    ---------
    Net assets                                           $  15,029      $   7,991    $ 39,785    $   7,523    $ 56,572    $  37,213
                                                         =========      =========    ========    =========    ========    =========

NET ASSET DISTRIBUTION BY CATEGORY:
  Pioneer Vision, Pioneer Vision 2 & Pioneer C-Vision    $  12,515      $   5,932    $ 37,378    $   4,126    $ 53,074    $  35,276
  Pioneer XtraVision                                          --             --          --           --          --           --
  Value of investment by First Allmerica Financial
    Life Insurance Company (Sponsor)                         2,514          2,059       2,407        3,397       3,498        1,937
                                                         ---------      ---------    --------    ---------    --------    ---------
                                                         $  15,029      $   7,991    $ 39,785    $   7,523    $ 56,572    $  37,213
                                                         =========      =========    ========    =========    ========    =========
Investments in shares of The Underlying Funds,
  at cost                                                $  33,346      $  12,063    $ 61,424    $   9,657    $ 73,109    $  74,112
Underlying Fund shares held                                  1,501          1,432       3,133          799       3,904        1,949

Pioneer Vision, Pioneer Vision 2 & Pioneer C-Vision:
  Units outstanding, December 31, 2002                      26,609         17,078      78,477        6,994      65,479      100,766
  Net asset value per unit, December 31, 2002            $0.508550      $0.393439   $0.488743    $0.826304   $0.836087    $0.357173

Pioneer XtraVision:
  Units outstanding, December 31, 2002                       2,000          2,000       2,000        2,000       2,000        2,000
  Net asset value per unit, December 31, 2002            $0.748481      $0.636013   $0.714855    $0.872228   $0.912861    $0.611290


(a) Name changed. See Note 1.
(b) Fund substitution. See Note 7.
(c) Fund closed. See Note 1.


The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-P

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2002

                                                         PIONEER                 PIONEER       PIONEER
                                                         AMERICA    PIONEER      EMERGING      EQUITY       PIONEER       PIONEER
                                                          INCOME    BALANCED      MARKETS      INCOME       EUROPE         FUND
                                                           VCT        VCT          VCT           VCT          VCT           VCT
                                                         -------    --------     --------     ---------     --------     ---------
INVESTMENT INCOME:
  Dividends                                              $53,411    $  7,317     $  1,097     $  47,194     $   --       $  23,172
                                                         -------    --------     --------     ---------     --------     ---------

EXPENSES:
PIONEER VISION, PIONEER VISION 2 & PIONEER C-VISION:
  Mortality and expense risk fees                          9,859       5,451        1,932        23,358        1,748        26,957
  Administrative expense fees                              1,183         654          232         2,803          210         3,235
                                                         -------    --------     --------     ---------     --------     ---------
    Total expenses                                        11,042       6,105        2,164        26,161        1,958        30,192
                                                         -------    --------     --------     ---------     --------     ---------

PIONEER XTRAVISION:
  Mortality and expense risk fees                          5,757          25           29         1,748           25         3,229
  Administrative expense fees                                617           3            3           188            2           346
                                                         -------    --------     --------     ---------     --------     ---------
    Total expenses                                         6,374          28           32         1,936           27         3,575
                                                         -------    --------     --------     ---------     --------     ---------

           Total expenses                                 17,416       6,133        2,196        28,097        1,985        33,767
                                                         -------    --------     --------     ---------     --------     ---------
    Net investment income (loss)                          35,995       1,184       (1,099)       19,097       (1,985)      (10,595)
                                                         -------    --------     --------     ---------     --------     ---------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsor        --          --           --            --           --            --
  Net realized gain (loss) from sales of investments       9,321      (7,077)     (30,587)      (76,096)     (10,541)     (148,359)
                                                         -------    --------     --------     ---------     --------     ---------
    Net realized gain (loss)                               9,321      (7,077)     (30,587)      (76,096)     (10,541)     (148,359)
    Net unrealized gain (loss)                            33,803     (48,232)      30,723      (337,714)     (18,956)     (384,579)
                                                         -------    --------     --------     ---------     --------     ---------
    Net realized and unrealized gain (loss)               43,124     (55,309)         136      (413,810)     (29,497)     (532,938)
                                                         -------    --------     --------     ---------     --------     ---------
    Net increase (decrease) in net assets from
      operations                                         $79,119    $(54,125)    $   (963)    $(394,713)    $(31,482)    $(543,533)
                                                         =======    ========     ========     =========     ========     =========


(a) Name changed. See Note 1.
(b) Fund substitution. See Note 7.
(c) Fund closed. See Note 1.


The accompanying notes are an integral part of these financial statements.

                                                                     PIONEER
                                                        PIONEER      GLOBAL       PIONEER      PIONEER       PIONEER      PIONEER
                                                        GLOBAL       HEALTH       GLOBAL       GROWTH         HIGH     INTERNATIONAL
                                                      FINANCIALS      CARE       TELECOMS      SHARES        YIELD         VALUE
                                                        VCT (c)      VCT (c)      VCT (c)        VCT           VCT          VCT
                                                        -------      -------      -------     ---------     --------     --------
INVESTMENT INCOME:
  Dividends                                              $   8      $  --        $  --       $   1,010     $ 20,853     $    651
                                                         ------      -------      -------     ---------     --------     --------

EXPENSES:
PIONEER VISION, PIONEER VISION 2 & PIONEER C-VISION:
  Mortality and expense risk fees                           17          163            9        11,531        2,067        4,917
  Administrative expense fees                                2           19            1         1,383          248          590
                                                         -----      -------      -------     ---------     --------     --------
    Total expenses                                          19          182           10        12,914        2,315        5,507
                                                         -----      -------      -------     ---------     --------     --------

PIONEER XTRAVISION:
  Mortality and expense risk fees                           17           15           12            20          858           25
  Administrative expense fees                                2            2            2             3           92            2
                                                         -----      -------      -------     ---------     --------     --------
    Total expenses                                          19           17           14            23          950           27
                                                         -----      -------      -------     ---------     --------     --------

           Total expenses                                   38          199           24        12,937        3,265        5,534
                                                         -----      -------      -------     ---------     --------     --------
    Net investment income (loss)                           (30)        (199)         (24)      (11,927)      17,588       (4,883)
                                                         -----      -------      -------     ---------     --------     --------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsor      --           --           --            --           --           --
  Net realized gain (loss) from sales of investments      (852)      (9,165)      (1,743)     (217,385)     (21,078)     (89,247)
                                                         -----      -------      -------     ---------     --------     --------
    Net realized gain (loss)                              (852)      (9,165)      (1,743)     (217,385)     (21,078)     (89,247)
    Net unrealized gain (loss)                              34          (24)         873      (206,642)     (17,046)      30,451
                                                         -----      -------      -------     ---------     --------     --------
    Net realized and unrealized gain (loss)               (818)      (9,189)        (870)     (424,027)     (38,124)     (58,796)
                                                         -----      -------      -------     ---------     --------     --------
    Net increase (decrease) in net assets from
      operations                                         $(848)     $(9,388)     $  (894)    $(435,954)    $(20,536)    $(63,679)
                                                         =====      =======      =======     =========     ========     ========


(a) Name changed. See Note 1.
(b) Fund substitution. See Note 7.
(c) Fund closed. See Note 1.


The accompanying notes are an integral part of these financial statements.

                                                                                   PIONEER                  PIONEER
                                                         PIONEER       PIONEER      REAL       PIONEER       SMALL      PIONEER
                                                         MID CAP        MONEY      ESTATE     SCIENCE &       CAP        SMALL
                                                          VALUE        MARKET      SHARES     TECHNOLOGY     VALUE      COMPANY
                                                           VCT           VCT       VCT (a)       VCT          VCT         VCT
                                                        ---------     --------     -------     --------     -------     --------
INVESTMENT INCOME:
  Dividends                                             $   5,985     $ 14,387     $ 7,975     $   --       $     1     $     33
                                                        ---------     --------     -------     --------     -------     --------

EXPENSES:
PIONEER VISION, PIONEER VISION 2 & PIONEER C-VISION:
  Mortality and expense risk fees                          21,068       10,923       1,842          246         305          697
  Administrative expense fees                               2,528        1,310         222           30          37           84
                                                        ---------     --------     -------     --------     -------     --------
    Total expenses                                         23,596       12,233       2,064          276         342          781
                                                        ---------     --------     -------     --------     -------     --------

PIONEER XTRAVISION:
  Mortality and expense risk fees                             354        5,843         446          108          29          165
  Administrative expense fees                                  38          626          48           12           3           18
                                                        ---------     --------     -------     --------     -------     --------
    Total expenses                                            392        6,469         494          120          32          183
                                                        ---------     --------     -------     --------     -------     --------

           Total expenses                                  23,988       18,702       2,558          396         374          964
                                                        ---------     --------     -------     --------     -------     --------
    Net investment income (loss)                          (18,003)      (4,315)      5,417         (396)       (373)        (931)
                                                        ---------     --------     -------     --------     -------     --------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsor       52,810        1,340        --           --          --           --
  Net realized gain (loss) from sales of investments      (46,195)        --         2,910      (40,934)     (2,070)      (8,194)
                                                        ---------     --------     -------     --------     -------     --------
    Net realized gain (loss)                                6,615        1,340       2,910      (40,934)     (2,070)      (8,194)
    Net unrealized gain (loss)                           (248,247)        --        (9,074)      14,371      (4,643)      (5,890)
                                                        ---------     --------     -------     --------     -------     --------
    Net realized and unrealized gain (loss)              (241,632)       1,340      (6,164)     (26,563)     (6,713)     (14,084)
                                                        ---------     --------     -------     --------     -------     --------
    Net increase (decrease) in net assets from
      operations                                        $(259,635)    $ (2,975)    $  (747)    $(26,959)    $(7,086)    $(15,015)
                                                        =========     ========     =======     ========     =======     ========


(a) Name changed. See Note 1.
(b) Fund substitution. See Note 7.
(c) Fund closed. See Note 1.


The accompanying notes are an integral part of these financial statements.

                                                                    PIONEER
                                                         PIONEER     SWISS      AIM V.I.      AIM V.I.      ALLIANCE
                                                        STRATEGIC    FRANC     AGGRESSIVE     CAPITAL        PREMIER       ALLIANCE
                                                         INCOME       BOND       GROWTH     APPRECIATION     GROWTH       TECHNOLOGY
                                                           VCT      VCT (c)     SERIES I      SERIES I       CLASS B       CLASS B
                                                         ------     --------     -------      ---------      --------      --------
INVESTMENT INCOME:
  Dividends                                              $4,831     $   --        $--        $    --        $   --        $   --
                                                         ------     --------      -----      ---------      --------      --------

EXPENSES:
PIONEER VISION, PIONEER VISION 2 & PIONEER C-VISION:
  Mortality and expense risk fees                           667        3,818         32          2,491           990           593
  Administrative expense fees                                80          458          3            299           119            71
                                                         ------     --------      -----      ---------      --------      --------
    Total expenses                                          747        4,276         35          2,790         1,109           664
                                                         ------     --------      -----      ---------      --------      --------

PIONEER XTRAVISION:
  Mortality and expense risk fees                           304            9         22             23            22            20
  Administrative expense fees                                32            1          3              3             2             2
                                                         ------     --------      -----      ---------      --------      --------
    Total expenses                                          336           10         25             26            24            22
                                                         ------     --------      -----      ---------      --------      --------

           Total expenses                                 1,083        4,286         60          2,816         1,133           686
                                                         ------     --------      -----      ---------      --------      --------
    Net investment income (loss)                          3,748       (4,286)       (60)        (2,816)       (1,133)         (686)
                                                         ------     --------      -----      ---------      --------      --------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsor       --           --         --             --            --            --
  Net realized gain (loss) from sales of investments          8      (57,509)       (15)      (377,055)      (42,027)      (25,998)
                                                         ------     --------      -----      ---------      --------      --------
    Net realized gain (loss)                                  8      (57,509)       (15)      (377,055)      (42,027)      (25,998)
    Net unrealized gain (loss)                            4,910       66,409       (700)       336,323         8,955        (2,371)
                                                         ------     --------      -----      ---------      --------      --------
    Net realized and unrealized gain (loss)               4,918        8,900       (715)       (40,732)      (33,072)      (28,369)
                                                         ------     --------      -----      ---------      --------      --------
    Net increase (decrease) in net assets from
      operations                                         $8,666     $  4,614      $(775)     $ (43,548)     $(34,205)     $(29,055)
                                                         ======     ========      =====      =========      ========      ========


(a) Name changed. See Note 1.
(b) Fund substitution. See Note 7.
(c) Fund closed. See Note 1.


The accompanying notes are an integral part of these financial statements.

                                                                                                               FT VIP
                                                       DELAWARE VIP  DELAWARE VIP    FT VIP      FT VIP      TEMPLETON
                                                         GROWTH         SELECT      FRANKLIN    TEMPLETON      GLOBAL    VAN KAMPEN
                                                      OPPORTUNITIES     GROWTH       SMALL       FOREIGN        ASSET        LIT
                                                         SERVICE       SERVICE        CAP      SECURITIES    ALLOCATION   EMERGING
                                                        CLASS (a)      CLASS (a)    CLASS 2    CLASS 2 (b)   CLASS 2 (a)   GROWTH
                                                        --------       --------     --------     -------      -------     --------
INVESTMENT INCOME:
  Dividends                                             $  2,139       $   --       $    139     $   464      $   996     $    157
                                                        --------       --------     --------     -------      -------     --------

EXPENSES:
PIONEER VISION, PIONEER VISION 2 & PIONEER C-VISION:
  Mortality and expense risk fees                            236            249          636         148          704          553
  Administrative expense fees                                 28             30           77          18           85           67
                                                        --------       --------     --------     -------      -------     --------
    Total expenses                                           264            279          713         166          789          620
                                                        --------       --------     --------     -------      -------     --------

PIONEER XTRAVISION:
  Mortality and expense risk fees                             24             22           23          28           27           21
  Administrative expense fees                                  3              2            3           3            3            2
                                                        --------       --------     --------     -------      -------     --------
    Total expenses                                            27             24           26          31           30           23
                                                        --------       --------     --------     -------      -------     --------

           Total expenses                                    291            303          739         197          819          643
                                                        --------       --------     --------     -------      -------     --------
    Net investment income (loss)                           1,848           (303)        (600)        267          177         (486)
                                                        --------       --------     --------     -------      -------     --------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsor        --             --           --           236         --           --
  Net realized gain (loss) from sales of investments     (14,524)       (10,879)      (8,117)     (1,295)      (1,746)      (1,139)
                                                        --------       --------     --------     -------      -------     --------
    Net realized gain (loss)                             (14,524)       (10,879)      (8,117)     (1,059)      (1,746)      (1,139)
    Net unrealized gain (loss)                             6,060            (56)     (11,159)       (357)      (1,412)     (16,979)
                                                        --------       --------     --------     -------      -------     --------
    Net realized and unrealized gain (loss)               (8,464)       (10,935)     (19,276)     (1,416)      (3,158)     (18,118)
                                                        --------       --------     --------     -------      -------     --------
    Net increase (decrease) in net assets from
      operations                                        $ (6,616)      $(11,238)    $(19,876)    $(1,149)     $(2,981)    $(18,604)
                                                        ========       ========     ========     =======      =======     ========


(a) Name changed. See Note 1.
(b) Fund substitution. See Note 7.
(c) Fund closed. See Note 1.


The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-P

STATEMENTS OF CHANGES IN NET ASSETS

                                                                          PIONEER
                                                                          AMERICA                         PIONEER
                                                                        INCOME VCT                      BALANCED VCT
                                                                  YEAR ENDED DECEMBER 31,          YEAR ENDED DECEMBER 31,
                                                                  -----------------------         ------------------------
                                                                     2002         2001              2002           2001
                                                                  -----------   ---------         ---------      ---------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)                                  $    35,995   $  17,146         $   1,184      $   5,796
    Net realized gain (loss)                                            9,321         581            (7,077)        (3,587)
    Net unrealized gain (loss)                                         33,803       1,023           (48,232)       (23,517)
                                                                  -----------   ---------         ---------      ---------
    Net increase (decrease) in net assets from operations              79,119      18,750           (54,125)       (21,308)
                                                                  -----------   ---------         ---------      ---------

  FROM CONTRACT TRANSACTIONS:
    Net purchase payments                                             119,282      73,639             2,996         11,391
    Withdrawals                                                      (169,929)    (17,397)           (9,546)       (26,783)
    Contract benefits                                                    --       (34,012)             --             --
    Contract charges                                                     (362)       (148)             (379)          (311)
    Transfers between sub-accounts (including Separate
      Account GPA), net                                             1,100,008      29,958            35,593         20,979
    Other transfers from (to) the General Account                     404,581      31,452           (19,826)       (51,607)
    Net increase (decrease) in investment by Sponsor                     --         2,000              --            2,000
                                                                  -----------   ---------         ---------      ---------
    Net increase (decrease) in net assets from contract
      transactions                                                  1,453,580      85,492             8,838        (44,331)
                                                                  -----------   ---------         ---------      ---------
    Net increase (decrease) in net assets                           1,532,699     104,242           (45,287)       (65,639)

NET ASSETS:
  Beginning of year                                                   481,335     377,093           460,906        526,545
                                                                  -----------   ---------         ---------      ---------
  End of year                                                     $ 2,014,034   $ 481,335         $ 415,619      $ 460,906
                                                                  ===========   =========         =========      =========

                                                                         PIONEER                           PIONEER
                                                                     EMERGING MARKETS                   EQUITY INCOME
                                                                           VCT                               VCT
                                                                  YEAR ENDED DECEMBER 31,           YEAR ENDED DECEMBER 31,
                                                                  -----------------------         --------------------------
                                                                     2002         2001              2002           2001
                                                                  ---------     ---------         -----------    -----------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)                                  $  (1,099)    $  (2,629)        $    19,097    $     9,330
    Net realized gain (loss)                                        (30,587)      (13,005)            (76,096)       124,658
    Net unrealized gain (loss)                                       30,723        (2,446)           (337,714)      (338,284)
                                                                  ---------     ---------         -----------    -----------
    Net increase (decrease) in net assets from operations              (963)      (18,080)           (394,713)      (204,296)
                                                                  ---------     ---------         -----------    -----------

  FROM CONTRACT TRANSACTIONS:
    Net purchase payments                                               113           450              89,870         78,905
    Withdrawals                                                      (1,587)       (1,404)           (101,375)       (60,927)
    Contract benefits                                                  --            --                  --          (39,986)
    Contract charges                                                   (109)         (103)             (1,090)        (1,078)
    Transfers between sub-accounts (including Separate
      Account GPA), net                                              (2,079)       (5,803)            280,567        (12,681)
    Other transfers from (to) the General Account                   (55,932)          335             (72,064)      (102,793)
    Net increase (decrease) in investment by Sponsor                   --           2,000                --            2,000
                                                                  ---------     ---------         -----------    -----------
    Net increase (decrease) in net assets from contract
      transactions                                                  (59,594)       (4,525)            195,908       (136,560)
                                                                  ---------     ---------         -----------    -----------
    Net increase (decrease) in net assets                           (60,557)      (22,605)           (198,805)      (340,856)

NET ASSETS:
  Beginning of year                                                 177,180       199,785           2,088,688      2,429,544
                                                                  ---------     ---------         -----------    -----------
  End of year                                                     $ 116,623     $ 177,180         $ 1,889,883    $ 2,088,688
                                                                  =========     =========         ===========    ===========

*   Date of initial investment
(a) Name changed. See Note 1.
(b) Fund substitution. See Note 7.
(c) Fund closed. See Note 1.


The accompanying notes are an integral part of these financial statements.

                                                                          PIONEER                          PIONEER
                                                                        EUROPE VCT                         FUND VCT
                                                                  YEAR ENDED DECEMBER 31,           YEAR ENDED DECEMBER 31,
                                                                  -----------------------         --------------------------
                                                                     2002         2001                2002           2001
                                                                  ---------     ---------         -----------    -----------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)                                  $  (1,985)    $     278         $   (10,595)   $   (15,931)
    Net realized gain (loss)                                        (10,541)      (29,661)           (148,359)       125,366
    Net unrealized gain (loss)                                      (18,956)      (30,679)           (384,579)      (501,805)
                                                                  ---------     ---------         -----------    -----------
    Net increase (decrease) in net assets from operations           (31,482)      (60,062)           (543,533)      (392,370)
                                                                  ---------     ---------         -----------    -----------

  FROM CONTRACT TRANSACTIONS:
    Net purchase payments                                              --           1,000              66,730         97,463
    Withdrawals                                                        --         (15,714)            (62,721)       (98,116)
    Contract benefits                                                  --            --                  --          (18,950)
    Contract charges                                                    (85)         (111)             (1,462)        (1,382)
    Transfers between sub-accounts (including Separate
      Account GPA), net                                               6,639       (30,197)           (595,482)       237,158
    Other transfers from (to) the General Account                   (10,754)        2,396            (134,075)       (13,148)
    Net increase (decrease) in investment by Sponsor                   --           2,000                --            2,000
                                                                  ---------     ---------         -----------    -----------
    Net increase (decrease) in net assets from contract
      transactions                                                   (4,200)      (40,626)           (727,010)       205,025
                                                                  ---------     ---------         -----------    -----------
    Net increase (decrease) in net assets                           (35,682)     (100,688)         (1,270,543)      (187,345)

NET ASSETS:
  Beginning of year                                                 159,303       259,991           3,059,724      3,247,069
                                                                  ---------     ---------         -----------    -----------
  End of year                                                     $ 123,621     $ 159,303         $ 1,789,181    $ 3,059,724
                                                                  =========     =========         ===========    ===========

                                                                          PIONEER                            PIONEER
                                                                          GLOBAL                          GLOBAL HEALTH
                                                                     FINANCIALS VCT (c)                    CARE VCT (c)

                                                                 YEAR ENDED     PERIOD FROM       YEAR ENDED     PERIOD FROM
                                                                  12/31/02  5/1/01* TO 12/31/01    12/31/02   5/1/01* TO 12/31/01
                                                                 ---------- -------------------   ----------  -------------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)                                  $   (30)        $   (33)        $   (199)        $   (56)
    Net realized gain (loss)                                         (852)           --             (9,165)           --
    Net unrealized gain (loss)                                         34             (34)             (24)             24
                                                                  -------         -------         --------         -------
    Net increase (decrease) in net assets from operations            (848)            (67)          (9,388)            (32)
                                                                  -------         -------         --------         -------

  FROM CONTRACT TRANSACTIONS:
    Net purchase payments                                            --              --               --              --
    Withdrawals                                                      --              --            (14,093)           --
    Contract benefits                                                --              --               --              --
    Contract charges                                                 --              --                (60)             (6)
    Transfers between sub-accounts (including Separate
      Account GPA), net                                              (928)           --             19,302           2,840
    Other transfers from (to) the General Account                   1,050            --               --              --
    Net increase (decrease) in investment by Sponsor               (3,207)          4,000           (2,563)          4,000
                                                                  -------         -------         --------         -------
    Net increase (decrease) in net assets from contract
      transactions                                                 (3,085)          4,000            2,586           6,834
                                                                  -------         -------         --------         -------
    Net increase (decrease) in net assets                          (3,933)          3,933           (6,802)          6,802

NET ASSETS:
  Beginning of year                                                 3,933            --              6,802            --
                                                                  -------         -------         --------         -------
  End of year                                                     $  --           $ 3,933         $   --           $ 6,802
                                                                  =======         =======         ========         =======


*   Date of initial investment
(a) Name changed. See Note 1.
(b) Fund substitution. See Note 7.
(c) Fund closed. See Note 1.


The accompanying notes are an integral part of these financial statements.

                                                                          PIONEER                          PIONEER
                                                                           GLOBAL                          GROWTH
                                                                      TELECOMS VCT (c)                   SHARES VCT
                                                                 YEAR ENDED     PERIOD FROM        YEAR ENDED DECEMBER 31,
                                                                                                  --------------------------
                                                                  12/31/02  5/1/01* TO 12/31/01       2002           2001
                                                                 ---------  -------------------   -----------    -----------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)                                  $   (24)       $   (27)         $   (11,927)   $   (23,153)
    Net realized gain (loss)                                       (1,743)            (7)            (217,385)      (114,222)
    Net unrealized gain (loss)                                        873           (873)            (206,642)      (256,332)
                                                                  -------        -------          -----------    -----------
    Net increase (decrease) in net assets from operations            (894)          (907)            (435,954)      (393,707)
                                                                  -------        -------          -----------    -----------

  FROM CONTRACT TRANSACTIONS:
    Net purchase payments                                            --             --                 10,110          8,975
    Withdrawals                                                      --             --                (23,847)       (75,197)
    Contract benefits                                                --             --                   --             --
    Contract charges                                                 --             --                   (759)          (894)
    Transfers between sub-accounts (including Separate
      Account GPA), net                                              --             --               (138,559)      (263,481)
    Other transfers from (to) the General Account                    --             --                (63,857)       (43,261)
    Net increase (decrease) in investment by Sponsor               (2,199)         4,000                 --            2,000
                                                                  -------        -------          -----------    -----------
    Net increase (decrease) in net assets from contract
      transactions                                                 (2,199)         4,000             (216,912)      (371,858)
                                                                  -------        -------          -----------    -----------
    Net increase (decrease) in net assets                          (3,093)         3,093             (652,866)      (765,565)

NET ASSETS:
  Beginning of year                                                 3,093           --              1,261,622      2,027,187
                                                                  -------        -------          -----------    -----------
  End of year                                                     $  --          $ 3,093          $   608,756    $ 1,261,622
                                                                  =======        =======          ===========    ===========

                                                                         PIONEER
                                                                           HIGH                     PIONEER INTERNATIONAL
                                                                        YIELD VCT                        VALUE VCT
                                                                  YEAR ENDED DECEMBER 31,          YEAR ENDED DECEMBER 31,
                                                                  ----------------------          ------------------------
                                                                     2002         2001              2002           2001
                                                                  ---------     --------          ---------      ---------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)                                  $  17,588     $  3,947          $  (4,883)     $  (6,597)
    Net realized gain (loss)                                        (21,078)         444            (89,247)       (44,109)
    Net unrealized gain (loss)                                      (17,046)       2,504             30,451       (124,795)
                                                                  ---------     --------          ---------      ---------
    Net increase (decrease) in net assets from operations           (20,536)       6,895            (63,679)      (175,501)
                                                                  ---------     --------          ---------      ---------

  FROM CONTRACT TRANSACTIONS:
    Net purchase payments                                           104,207       31,831              4,413          4,909
    Withdrawals                                                     (13,912)        (230)           (18,243)       (29,441)
    Contract benefits                                                  --           --              (94,553)          --
    Contract charges                                                    (34)         (27)              (177)          (232)
    Transfers between sub-accounts (including Separate
      Account GPA), net                                             199,215        9,071            (18,796)       (22,674)
    Other transfers from (to) the General Account                  (169,039)        --              (14,352)       (73,261)
    Net increase (decrease) in investment by Sponsor                 (2,470)       2,000               --            2,000
                                                                  ---------     --------          ---------      ---------
    Net increase (decrease) in net assets from contract
      transactions                                                  117,967       42,645           (141,708)      (118,699)
                                                                  ---------     --------          ---------      ---------
    Net increase (decrease) in net assets                            97,431       49,540           (205,387)      (294,200)

NET ASSETS:
  Beginning of year                                                  77,258       27,718            448,830        743,030
                                                                  ---------     --------          ---------      ---------
  End of year                                                     $ 174,689     $ 77,258          $ 243,443      $ 448,830
                                                                  =========     ========          =========      =========


* Date of initial investment
(a) Name changed. See Note 1.
(b) Fund substitution. See Note 7.
(c) Fund closed. See Note 1.


The accompanying notes are an integral part of these financial statements.

                                                                       PIONEER MID CAP                   PIONEER MONEY
                                                                          VALUE VCT                       MARKET VCT
                                                                   YEAR ENDED DECEMBER 31,          YEAR ENDED DECEMBER 31,
                                                                  -------------------------       --------------------------
                                                                      2002          2001             2002           2001
                                                                  -----------   -----------       -----------    -----------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)                                  $   (18,003)  $   (14,746)      $    (4,315)   $     8,309
    Net realized gain (loss)                                            6,615       142,251             1,340           --
    Net unrealized gain (loss)                                       (248,247)      (57,957)             --             --
                                                                  -----------   -----------       -----------    -----------
    Net increase (decrease) in net assets from operations            (259,635)       69,548            (2,975)         8,309
                                                                  -----------   -----------       -----------    -----------

  FROM CONTRACT TRANSACTIONS:
    Net purchase payments                                              52,069        99,536            59,880      1,177,307
    Withdrawals                                                       (71,304)      (64,176)         (731,276)       (64,211)
    Contract benefits                                                (165,364)      (30,571)             --             --
    Contract charges                                                     (907)         (733)             (400)           (97)
    Transfers between sub-accounts (including Separate
      Account GPA), net                                                83,896        62,436          (193,088)      (109,229)
    Other transfers from (to) the General Account                    (157,664)          794           279,822         13,746
    Net increase (decrease) in investment by Sponsor                     --           2,000            (2,005)         2,000
                                                                  -----------   -----------       -----------    -----------
    Net increase (decrease) in net assets from contract
      transactions                                                   (259,274)       69,286          (587,067)     1,019,516
                                                                  -----------   -----------       -----------    -----------
    Net increase (decrease) in net assets                            (518,909)      138,834          (590,042)     1,027,825

NET ASSETS:
  Beginning of year                                                 1,758,508     1,619,674         1,411,820        383,995
                                                                  -----------   -----------       -----------    -----------
  End of year                                                     $ 1,239,599   $ 1,758,508       $   821,778    $ 1,411,820
                                                                  ===========   ===========       ===========    ===========

                                                                         PIONEER                         PIONEER
                                                                       REAL ESTATE                 SCIENCE & TECHNOLOGY
                                                                      SHARES VCT (a)                       VCT
                                                                  YEAR ENDED DECEMBER 31,         YEAR ENDED DECEMBER 31,
                                                                  ----------------------          -----------------------
                                                                     2002         2001              2002           2001
                                                                  ---------     --------          --------       --------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)                                  $   5,417     $  3,483          $   (396)      $   (526)
    Net realized gain (loss)                                          2,910          574           (40,934)       (16,131)
    Net unrealized gain (loss)                                       (9,074)       1,272            14,371          1,689
                                                                  ---------     --------          --------       --------
    Net increase (decrease) in net assets from operations              (747)       5,329           (26,959)       (14,968)
                                                                  ---------     --------          --------       --------

  FROM CONTRACT TRANSACTIONS:
    Net purchase payments                                            76,555        2,139            15,132          1,000
    Withdrawals                                                     (28,360)        (757)             (328)          --
    Contract benefits                                                  --        (19,420)             --           (3,856)
    Contract charges                                                    (93)         (61)              (12)            (9)
    Transfers between sub-accounts (including Separate
      Account GPA), net                                             180,000       16,743           (19,943)         6,580
    Other transfers from (to) the General Account                  (123,365)       4,911            (3,153)          --
    Net increase (decrease) in investment by Sponsor                   --          2,000              --            2,000
                                                                  ---------     --------          --------       --------
    Net increase (decrease) in net assets from contract
      transactions                                                  104,737        5,555            (8,304)         5,715
                                                                  ---------     --------          --------       --------
    Net increase (decrease) in net assets                           103,990       10,884           (35,263)        (9,253)

NET ASSETS:
  Beginning of year                                                  99,053       88,169            38,126         47,379
                                                                  ---------     --------          --------       --------
  End of year                                                     $ 203,043     $ 99,053          $  2,863       $ 38,126
                                                                  =========     ========          ========       ========


*   Date of initial investment
(a) Name changed. See Note 1.
(b) Fund substitution. See Note 7.
(c) Fund closed. See Note 1.


The accompanying notes are an integral part of these financial statements.

                                                                       PIONEER
                                                                      SMALL CAP                           PIONEER SMALL
                                                                      VALUE VCT                            COMPANY VCT

                                                               YEAR ENDED      PERIOD FROM          YEAR ENDED      PERIOD FROM
                                                                12/31/02   11/8/01* TO 12/31/01      12/31/02   1/19/01* TO 12/31/01
                                                               ----------  --------------------     ----------  --------------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)                                $   (373)        $    (9)           $   (931)        $   (516)
    Net realized gain (loss)                                      (2,070)              1              (8,194)         (18,759)
    Net unrealized gain (loss)                                    (4,643)            347              (5,890)             468
                                                                --------         -------            --------         --------
    Net increase (decrease) in net assets from operations         (7,086)            339             (15,015)         (18,807)
                                                                --------         -------            --------         --------

  FROM CONTRACT TRANSACTIONS:
    Net purchase payments                                         13,868            --                32,233             --
    Withdrawals                                                     (724)           --                  (550)          (2,301)
    Contract benefits                                               --              --                  --               --
    Contract charges                                                  (9)           --                    (9)              (6)
    Transfers between sub-accounts (including Separate
      Account GPA), net                                           44,191            --                 1,630           96,685
    Other transfers from (to) the General Account                 (2,523)           --               (72,684)            --
    Net increase (decrease) in investment by Sponsor                --             4,000                --              4,000
                                                                --------         -------            --------         --------
    Net increase (decrease) in net assets from contract
      transactions                                                54,803           4,000             (39,380)          98,378
                                                                --------         -------            --------         --------
    Net increase (decrease) in net assets                         47,717           4,339             (54,395)          79,571

NET ASSETS:
  Beginning of year                                                4,339            --                79,571             --
                                                                --------         -------            --------         --------
  End of year                                                   $ 52,056         $ 4,339            $ 25,176         $ 79,571
                                                                ========         =======            ========         ========

                                                                         PIONEER                            PIONEER
                                                                        STRATEGIC                            SWISS
                                                                          INCOME                             FRANC
                                                                           VCT                            BOND VCT (c)
                                                                  YEAR ENDED DECEMBER 31,           YEAR ENDED DECEMBER 31,
                                                                  ----------------------          --------------------------
                                                                     2002         2001                2002           2001
                                                                  ---------     --------          -----------    -----------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)                                  $   3,748     $    911          $    (4,286)   $   (14,592)
    Net realized gain (loss)                                              8           (3)             (57,509)        (3,759)
    Net unrealized gain (loss)                                        4,910          (66)              66,409         10,464
                                                                  ---------     --------          -----------    -----------
    Net increase (decrease) in net assets from operations             8,666          842                4,614         (7,887)
                                                                  ---------     --------          -----------    -----------

  FROM CONTRACT TRANSACTIONS:
    Net purchase payments                                               668       12,882                1,197         60,826
    Withdrawals                                                     (16,871)        (120)             (75,462)       (37,174)
    Contract benefits                                                  --           --                   --             --
    Contract charges                                                    (41)          (3)                (138)          (733)
    Transfers between sub-accounts (including Separate
      Account GPA), net                                              40,053          300             (946,063)        11,009
    Other transfers from (to) the General Account                    56,962       16,498              (60,494)          --
    Net increase (decrease) in investment by Sponsor                   --          2,000               (2,182)         2,000
                                                                  ---------     --------          -----------    -----------
    Net increase (decrease) in net assets from contract
      transactions                                                   80,771       31,557           (1,083,142)        35,928
                                                                  ---------     --------          -----------    -----------
    Net increase (decrease) in net assets                            89,437       32,399           (1,078,528)        28,041

NET ASSETS:
  Beginning of year                                                  35,961        3,562            1,078,528      1,050,487
                                                                  ---------     --------          -----------    -----------
  End of year                                                     $ 125,398     $ 35,961          $      --      $ 1,078,528
                                                                  =========     ========          ===========    ===========


*   Date of initial investment
(a) Name changed. See Note 1.
(b) Fund substitution. See Note 7.
(c) Fund closed. See Note 1.


The accompanying notes are an integral part of these financial statements.

                                                                              AIM V.I.
                                                                             AGGRESSIVE
                                                                               GROWTH                    AIM V.I. CAPITAL
                                                                              SERIES I                 APPRECIATION SERIES I
                                                                                                      YEAR ENDED DECEMBER 31,
                                                                 YEAR ENDED      PERIOD FROM         ------------------------
                                                                  12/31/02   1/19/01* TO 12/31/01       2002           2001
                                                                 ----------  --------------------    ---------      ---------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)                                  $   (60)         $   (35)          $  (2,816)     $  (7,532)
    Net realized gain (loss)                                          (15)              (7)           (377,055)        35,824
    Net unrealized gain (loss)                                       (700)            (635)            336,323       (187,272)
                                                                  -------          -------           ---------      ---------
    Net increase (decrease) in net assets from operations            (775)            (677)            (43,548)      (158,980)
                                                                  -------          -------           ---------      ---------

  FROM CONTRACT TRANSACTIONS:
    Net purchase payments                                            --               --                  --             --
    Withdrawals                                                      --               --                  (229)          --
    Contract benefits                                                --               --              (388,980)          --
    Contract charges                                                 --               --                   (31)           (34)
    Transfers between sub-accounts (including Separate
      Account GPA), net                                             2,736             --               (20,135)        16,403
    Other transfers from (to) the General Account                    --               --                (1,460)         5,035
    Net increase (decrease) in investment by Sponsor                 --              4,000                --            2,000
                                                                  -------          -------           ---------      ---------
    Net increase (decrease) in net assets from contract
      transactions                                                  2,736            4,000            (410,835)        23,404
                                                                  -------          -------           ---------      ---------
    Net increase (decrease) in net assets                           1,961            3,323            (454,383)      (135,576)

NET ASSETS:
  Beginning of year                                                 3,323             --               503,683        639,259
                                                                  -------          -------           ---------      ---------
  End of year                                                     $ 5,284          $ 3,323           $  49,300      $ 503,683
                                                                  =======          =======           =========      =========

                                                                         ALLIANCE
                                                                      PREMIER GROWTH                     ALLIANCE
                                                                          CLASS B                   TECHNOLOGY CLASS B
                                                                  YEAR ENDED DECEMBER 31,         YEAR ENDED DECEMBER 31,
                                                                  -----------------------         -----------------------
                                                                     2002          2001             2002           2001
                                                                  ---------     ---------         --------       --------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)                                  $  (1,133)    $  (2,122)        $   (686)      $ (1,057)
    Net realized gain (loss)                                        (42,027)      (16,075)         (25,998)        (2,319)
    Net unrealized gain (loss)                                        8,955       (16,757)          (2,371)       (22,497)
                                                                  ---------     ---------         --------       --------
    Net increase (decrease) in net assets from operations           (34,205)      (34,954)         (29,055)       (25,873)
                                                                  ---------     ---------         --------       --------

  FROM CONTRACT TRANSACTIONS:
    Net purchase payments                                             1,560         9,872             --               70
    Withdrawals                                                      (1,621)       (5,485)            (958)        (1,894)
    Contract benefits                                                  --            --               --             --
    Contract charges                                                    (74)         (129)             (62)           (76)
    Transfers between sub-accounts (including Separate
      Account GPA), net                                             (43,596)      (28,618)          (2,021)        (7,195)
    Other transfers from (to) the General Account                    (1,695)        3,615           (4,489)         3,615
    Net increase (decrease) in investment by Sponsor                   --           2,000             --            2,000
                                                                  ---------     ---------         --------       --------
    Net increase (decrease) in net assets from contract
      transactions                                                  (45,426)      (18,745)          (7,530)        (3,480)
                                                                  ---------     ---------         --------       --------
    Net increase (decrease) in net assets                           (79,631)      (53,699)         (36,585)       (29,353)

NET ASSETS:
  Beginning of year                                                 127,230       180,929           67,057         96,410
                                                                  ---------     ---------         --------       --------
  End of year                                                     $  47,599     $ 127,230         $ 30,472       $ 67,057
                                                                  =========     =========         ========       ========


*   Date of initial investment
(a) Name changed. See Note 1.
(b) Fund substitution. See Note 7.
(c) Fund closed. See Note 1.


The accompanying notes are an integral part of these financial statements.

                                                                       DELAWARE VIP
                                                                   GROWTH OPPORTUNITIES          DELAWARE VIP SELECT GROWTH
                                                                     SERVICE CLASS (a)               SERVICE CLASS (a)
                                                                  YEAR ENDED DECEMBER 31,         YEAR ENDED DECEMBER 31,
                                                                  ----------------------          -----------------------
                                                                    2002          2001              2002           2001
                                                                  --------      --------          --------       --------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)                                  $  1,848      $   (614)         $   (303)      $   (130)
    Net realized gain (loss)                                       (14,524)        6,991           (10,879)        (1,987)
    Net unrealized gain (loss)                                       6,060       (15,569)              (56)          (595)
                                                                  --------      --------          --------       --------
    Net increase (decrease) in net assets from operations           (6,616)       (9,192)          (11,238)        (2,712)
                                                                  --------      --------          --------       --------

  FROM CONTRACT TRANSACTIONS:
    Net purchase payments                                             --             221            33,590          2,000
    Withdrawals                                                       (618)       (1,618)              (90)          --
    Contract benefits                                                 --            --                --             --
    Contract charges                                                   (45)          (60)              (59)           (28)
    Transfers between sub-accounts (including Separate
      Account GPA), net                                            (21,456)       (6,070)              730         (3,840)
    Other transfers from (to) the General Account                     --           3,601           (24,218)          --
    Net increase (decrease) in investment by Sponsor                  --           2,000              --            2,000
                                                                  --------      --------          --------       --------
    Net increase (decrease) in net assets from contract
      transactions                                                 (22,119)       (1,926)            9,953            132
                                                                  --------      --------          --------       --------
    Net increase (decrease) in net assets                          (28,735)      (11,118)           (1,285)        (2,580)

NET ASSETS:
  Beginning of year                                                 43,764        54,882             9,276         11,856
                                                                  --------      --------          --------       --------
  End of year                                                     $ 15,029      $ 43,764          $  7,991       $  9,276
                                                                  ========      ========          ========       ========

                                                                                                     FT VIP TEMPLETON
                                                                      FT VIP FRANKLIN               FOREIGN SECURITIES
                                                                     SMALL CAP CLASS 2                  CLASS 2 (b)
                                                                  YEAR ENDED DECEMBER 31,         YEAR ENDED DECEMBER 31,
                                                                  ----------------------          -----------------------
                                                                    2002          2001              2002           2001
                                                                  --------      --------          --------       --------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)                                  $   (600)     $   (496)         $    267       $    273
    Net realized gain (loss)                                        (8,117)       (2,215)           (1,059)          (107)
    Net unrealized gain (loss)                                     (11,159)       (2,913)             (357)          (899)
                                                                  --------      --------          --------       --------
    Net increase (decrease) in net assets from operations          (19,876)       (5,624)           (1,149)          (733)
                                                                  --------      --------          --------       --------

  FROM CONTRACT TRANSACTIONS:
    Net purchase payments                                           17,795         4,976              --            1,000
    Withdrawals                                                       (105)         --                (490)          (689)
    Contract benefits                                                 --            --                --             --
    Contract charges                                                   (99)          (43)              (24)           (26)
    Transfers between sub-accounts (including Separate
      Account GPA), net                                             (6,016)        7,952            (5,044)          --
    Other transfers from (to) the General Account                  (11,741)        8,653            (4,369)         1,202
    Net increase (decrease) in investment by Sponsor                  --           2,000              --            2,000
                                                                  --------      --------          --------       --------
    Net increase (decrease) in net assets from contract
      transactions                                                    (166)       23,538            (9,927)         3,487
                                                                  --------      --------          --------       --------
    Net increase (decrease) in net assets                          (20,042)       17,914           (11,076)         2,754

NET ASSETS:
  Beginning of year                                                 59,827        41,913            18,599         15,845
                                                                  --------      --------          --------       --------
  End of year                                                     $ 39,785      $ 59,827          $  7,523       $ 18,599
                                                                  ========      ========          ========       ========


*   Date of initial investment
(a) Name changed. See Note 1.
(b) Fund substitution. See Note 7.
(c) Fund closed. See Note 1.


The accompanying notes are an integral part of these financial statements.

                                                                     FT VIP TEMPLETON
                                                                       GLOBAL ASSET                   VAN KAMPEN LIT
                                                                   ALLOCATION CLASS 2 (a)             EMERGING GROWTH
                                                                  YEAR ENDED DECEMBER 31,          YEAR ENDED DECEMBER 31,
                                                                  ----------------------          -----------------------
                                                                    2002          2001              2002           2001
                                                                  --------      --------          --------       --------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)                                  $    177      $    (95)         $   (486)      $   (642)
    Net realized gain (loss)                                        (1,746)        4,784            (1,139)       (11,969)
    Net unrealized gain (loss)                                      (1,412)      (12,221)          (16,979)        (7,723)
                                                                  --------      --------          --------       --------
    Net increase (decrease) in net assets from operations           (2,981)       (7,532)          (18,604)       (20,334)
                                                                  --------      --------          --------       --------

  FROM CONTRACT TRANSACTIONS:
    Net purchase payments                                             --            --               2,998         36,186
    Withdrawals                                                       --            --                --             --
    Contract benefits                                                 --            --                --             --
    Contract charges                                                  --            --                 (82)           (64)
    Transfers between sub-accounts (including Separate
      Account GPA), net                                               (498)       (4,954)             --          (23,372)
    Other transfers from (to) the General Account                     --               4               136          2,957
    Net increase (decrease) in investment by Sponsor                  --           2,000              --            2,000
                                                                  --------      --------          --------       --------
    Net increase (decrease) in net assets from contract
      transactions                                                    (498)       (2,950)            3,052         17,707
                                                                  --------      --------          --------       --------
    Net increase (decrease) in net assets                           (3,479)      (10,482)          (15,552)        (2,627)

NET ASSETS:
  Beginning of year                                                 60,051        70,533            52,765         55,392
                                                                  --------      --------          --------       --------
  End of year                                                     $ 56,572      $ 60,051          $ 37,213       $ 52,765
                                                                  ========      ========          ========       ========


*   Date of initial investment
(a) Name changed. See Note 1.
(b) Fund substitution. See Note 7.
(c) Fund closed. See Note 1.


The accompanying notes are an integral part of these financial statements.

                              SEPARATE ACCOUNT VA-P
                          NOTES TO FINANCIAL STATEMENTS

NOTE 1 - ORGANIZATION

     Separate Account VA-P (the "Separate Account"), which funds the Pioneer Vision, Pioneer Vision 2, Pioneer XtraVision and Pioneer C-Vision variable annuity contracts, is a separate investment account of First Allmerica Financial Life Insurance Company ("FAFLIC"), established on March 1, 1995 for the purpose of separating from the general assets of FAFLIC those assets used to fund the variable portion of certain variable annuity contracts (the "Contracts") issued by FAFLIC. FAFLIC is a wholly owned subsidiary of Allmerica Financial Life Insurance and Annuity Company ("AFLIAC"). AFLIAC is a wholly owned subsidiary of Allmerica Financial Corporation ("AFC"). Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the other assets and liabilities of FAFLIC. The Separate Account cannot be charged with liabilities arising out of any other business of FAFLIC. FAFLIC's General Account is subject to the claims of creditors.

     On September 27, 2002, AFC announced plans to consider strategic alternatives with regard to its Allmerica Financial Services business unit, which includes the company's life insurance and annuity operations. This action was prompted by the continued sharp decline and volatility in the equity markets, as well as rating agency actions. Subsequently, AFC effectively ceased new sales of proprietary variable annuities and life insurance products.

     The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended (the "1940 Act"). The Separate Account currently offers twenty-six Sub-Accounts, of which all had activity during the year. Each Sub-Account invests exclusively in one of the funds ("Underlying Funds") that are part of the following fund groups:


     FUND GROUPS

     Pioneer Variable Contracts Trust ("Pioneer VCT")
     AIM Variable Insurance Funds (Series I Shares) ("AIM V.I. Series I") Alliance Variable Products Series Fund, Inc. (Class B) ("Alliance Class B") Delaware VIP Trust (Service Class)
     Franklin Templeton Variable Insurance Products Trust (Class 2) ("FT VIP") Van Kampen Life Investment Trust ("Van Kampen LIT")


     The fund groups listed above are open-end, diversified management investment companies registered under the 1940 Act.

     On May 1, 2002, Pioneer Real Estate Growth Shares VCT Portfolio was renamed Pioneer Real Estate Shares VCT Portfolio and Templeton Asset Strategy Fund Class 2 was renamed FT VIP Templeton Global Asset Allocation Fund Class 2. Also, all Delaware DGPF Funds were renamed Delaware VIP Funds.

     On May 1, 2002, the Pioneer Swiss Franc Bond VCT Portfolio closed. On August 23, 2002 the Pioneer Global Financials VCT Portfolio, the Pioneer Global Health Care VCT Portfolio and the Pioneer Global Telecoms VCT Portfolio closed.

NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates at the date of the financial statements. Actual results could differ from those estimates.

     The following is a summary of significant accounting policies followed by the Separate Account in the preparation of its financial statements.

     INVESTMENTS - Security transactions are recorded as of the trade date. Investments held by the Sub-Accounts are stated at the net asset value per share of the Underlying Funds. Realized investment gains and losses are determined using the average cost method. Dividend income and capital gain distributions are recorded on the ex-distribution date and are reinvested in additional shares of the Underlying Funds at net asset value.

     FEDERAL INCOME TAXES - The operations of the Separate Account are included in the federal income tax return of FAFLIC, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code ("IRC"). FAFLIC files a consolidated federal tax return with AFC and AFC's affiliates. Under the current provisions of the IRC, FAFLIC does not expect to incur federal income taxes on the earnings or realized capital gains attributable to the Separate Account. Based on this, no federal income tax provision is required. FAFLIC will review periodically the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the Contracts.

     Under the provisions of Section 817(h) of the IRC, a variable annuity contract will not be treated as an annuity contract for federal income tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The IRC provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury. The Internal Revenue Service has issued regulations under Section 817(h) of the IRC. FAFLIC believes that the Separate Account satisfies the current requirements of the regulations, and it intends that it will continue to meet such requirements.

     Explanations of certain financial statement line items appear below.

     STATEMENTS OF ASSETS AND LIABILITIES - Receivable from and Payable to First Allmerica Financial Life Insurance Company (Sponsor) represent adjustments for contract guarantees and annuitant mortality fluctuation reserves.

     STATEMENTS OF CHANGES IN NET ASSETS - Owners may allocate their Contract Values to variable investment options in the Separate Account, the Fixed Account and the Guaranteed Period Account. The Fixed account is a part of FAFLIC's General Account that guarantees principal and a fixed minimum interest rate. The Guaranteed Period Account is included in Separate Account GPA, a non-registered separate account offered by FAFLIC, which offers fixed rates of interest for specified periods. Net Purchase Payments represent payments under the Contracts (excluding amounts allocated to the Fixed and General Period Accounts) reduced by applicable deductions, charges, and state premium taxes. Contract benefits are payments made to Owners and beneficiaries under the terms of the Contracts. Transfers between Sub-Accounts (including Separate Account GPA), net, are amounts that Owners have directed to be moved among variable Sub-Accounts and the Guaranteed Period Account. Other transfers from (to) the General Account include certain transfers from and to contracts in the annuitization phase, reserve adjustments, and withdrawal charges.

NOTE 3 - EXPENSES AND RELATED PARTY TRANSACTIONS

     FAFLIC makes a daily charge against the net assets of each Sub-Account to compensate for certain mortality and expense risks it has assumed. If the charge for mortality and expense risks isn't sufficient to cover actual mortality experience and expenses, FAFLIC will absorb the losses. If costs are less than the amounts charged, the difference will be a profit to FAFLIC. FAFLIC also makes a daily administrative charge against the net assets of each Sub-Account. Both of these charges are made during the accumulation and annuity payout phases.

     A Contract fee may be deducted from the contract value annually during the accumulation phase and upon full surrender of the Contract, if the accumulated value is below certain levels. This fee is currently waived for certain types of contracts, and, where permitted by law, for contracts whose owner or annuitant has certain affiliations with FAFLIC, or has certain family members with such an affiliation. When contract value has been allocated to more than one investment option, contract fees and rider charges are deducted from each on a pro-rata basis.

     Subject to state availability, FAFLIC offers a number of optional riders. A separate monthly charge is made for each rider.

     The annual rates of Mortality and Expense Risk Fees, Administrative Fees, Optional Rider Fees, and the amount of the Contract Fee for the year ended, are displayed in the table below.


Variable Account Deductions:                   PIONEER VISION &    PIONEER XTRAVISION   PIONEER C-VISION
                                                   VISION 2
Mortality and Expense Risk (Annual Rate)             1.25%                1.40%               1.25%
Administrative Expense (Annual Rate)                 0.15%                0.15%               0.15%

Contract Deductions:

Optional Rider Fees (Annual Rate)                 0.15%-0.25%              N/A             0.15%-0.25%
Annual Contract Fee (Maximum)                         $30                  $30                 $35


     VeraVest Investments, Inc. (formerly Allmerica Investments, Inc.), a wholly owned subsidiary of AFLIAC, is principal underwriter and general distributor of the Separate Account, and does not retain any compensation for sales of the Contracts. Commissions are paid to registered representatives of VeraVest Investments, Inc. and to certain independent broker-dealers by FAFLIC. The current series of policies have a surrender charge and no deduction is made for sales charges at the time of the sale.

NOTE 4 - CONTRACTOWNERS AND SPONSOR TRANSACTIONS

     Transactions from contractowners and sponsor were as follows:

                                                           PIONEER VISION, PIONEER VISION 2 & PIONEER C-VISION
                                                                            YEAR ENDED DECEMBER 31,
                                                                    2002                           2001
                                                         ---------------------------      -----------------------
                                                            UNITS           AMOUNT         UNITS         AMOUNT
                                                         ----------      -----------      --------      ---------
Pioneer America Income VCT
  Issuance of Units                                         765,992      $ 1,058,710       112,118      $ 144,362
  Redemption of Units                                      (302,921)        (417,985)      (48,352)       (60,870)
                                                         ----------      -----------      --------      ---------
    Net increase (decrease)                                 463,071      $   640,725        63,766      $  83,492
                                                         ==========      ===========      ========      =========

Pioneer Balanced VCT
  Issuance of Units                                          52,981      $    58,020        51,827      $  68,250
  Redemption of Units                                       (46,021)         (49,182)      (90,011)      (114,581)
                                                         ----------      -----------      --------      ---------
    Net increase (decrease)                                   6,960      $     8,838       (38,184)     $ (46,331)
                                                         ==========      ===========      ========      =========

Pioneer Emerging Markets VCT
  Issuance of Units                                             745      $       747         4,324      $   5,168
  Redemption of Units                                       (53,261)         (60,341)      (11,311)       (11,693)
                                                         ----------      -----------      --------      ---------
    Net increase (decrease)                                 (52,516)     $   (59,594)       (6,987)     $  (6,525)
                                                         ==========      ===========      ========      =========

Pioneer Equity Income VCT
  Issuance of Units                                          81,975      $   126,674        81,479      $ 158,190
  Redemption of Units                                      (175,331)        (272,824)     (158,270)      (296,750)
                                                         ----------      -----------      --------      ---------
    Net increase (decrease)                                 (93,356)     $  (146,150)      (76,791)     $(138,560)
                                                         ==========      ===========      ========      =========

Pioneer Europe VCT
  Issuance of Units                                           9,821      $     6,740         9,527      $   8,679
  Redemption of Units                                       (15,313)         (10,940)      (59,358)       (51,305)
                                                         ----------      -----------      --------      ---------
    Net increase (decrease)                                  (5,492)     $    (4,200)      (49,831)     $ (42,626)
                                                         ==========      ===========      ========      =========

Pioneer Fund VCT
  Issuance of Units                                          92,385      $   110,698       118,566      $ 163,891
  Redemption of Units                                      (302,816)        (333,695)     (405,086)      (537,221)
                                                         ----------      -----------      --------      ---------
    Net increase (decrease)                                (210,431)     $  (222,997)     (286,520)     $(373,330)
                                                         ==========      ===========      ========      =========

Pioneer Global Financials VCT (c)
  Issuance of Units                                           1,156      $     1,050         2,000      $   2,000
  Redemption of Units                                        (3,156)          (2,533)         --             --
                                                         ----------      -----------      --------      ---------
    Net increase (decrease)                                  (2,000)     $    (1,483)        2,000      $   2,000
                                                         ==========      ===========      ========      =========

Pioneer Global Health Care VCT (c)
  Issuance of Units                                          29,694      $    29,206         4,777      $   4,834
  Redemption of Units                                       (34,471)         (25,343)         --             --
                                                         ----------      -----------      --------      ---------
    Net increase (decrease)                                  (4,777)     $     3,863         4,777      $   4,834
                                                         ==========      ===========      ========      =========

Pioneer Global Telecoms VCT (c)
  Issuance of Units                                            --        $      --           2,001      $   2,000
  Redemption of Units                                        (2,000)            (984)         --             --
                                                         ----------      -----------      --------      ---------
    Net increase (decrease)                                  (2,000)     $      (984)        2,001      $   2,000
                                                         ==========      ===========      ========      =========

Pioneer Growth Shares VCT
  Issuance of Units                                          46,671      $    39,232        32,820      $  39,414
  Redemption of Units                                      (352,266)        (256,144)     (385,958)      (413,272)
                                                         ----------      -----------      --------      ---------
    Net increase (decrease)                                (305,595)     $  (216,912)     (353,138)     $(373,858)
                                                         ==========      ===========      ========      =========

Pioneer High Yield VCT
  Issuance of Units                                         175,428      $   213,122        37,063      $  41,281
  Redemption of Units                                      (143,598)        (163,898)         (580)          (636)
                                                         ----------      -----------      --------      ---------
    Net increase (decrease)                                  31,830      $    49,224        36,483      $  40,645
                                                         ==========      ===========      ========      =========

Pioneer International Value VCT
  Issuance of Units                                           7,516      $     6,163        16,688      $  14,922
  Redemption of Units                                      (202,304)        (147,871)     (149,365)      (135,621)
                                                         ----------      -----------      --------      ---------
    Net increase (decrease)                                (194,788)     $  (141,708)     (132,677)     $(120,699)
                                                         ==========      ===========      ========      =========

Pioneer Mid Cap Value VCT
  Issuance of Units                                         208,488      $   301,652       179,553      $ 272,149
  Redemption of Units                                      (451,077)        (613,221)     (145,381)      (204,863)
                                                         ----------      -----------      --------      ---------
    Net increase (decrease)                                (242,589)     $  (311,569)       34,172      $  67,286
                                                         ==========      ===========      ========      =========

Pioneer Money Market VCT
  Issuance of Units                                       1,216,574      $ 1,432,097       534,437      $ 626,400
  Redemption of Units                                    (1,225,052)      (1,441,793)     (159,256)      (185,363)
                                                         ----------      -----------      --------      ---------
    Net increase (decrease)                                  (8,478)     $    (9,696)      375,181      $ 441,037
                                                         ==========      ===========      ========      =========

Pioneer Real Estate Shares VCT (a)
  Issuance of Units                                         160,164      $   250,110        42,378      $  60,988
  Redemption of Units                                      (121,917)        (192,808)      (40,151)       (57,433)
                                                         ----------      -----------      --------      ---------
    Net increase (decrease)                                  38,247      $    57,302         2,227      $   3,555
                                                         ==========      ===========      ========      =========

Pioneer Science & Technology VCT
  Issuance of Units                                            --        $      --          35,519      $  14,659
  Redemption of Units                                       (63,713)         (15,954)      (26,996)       (10,944)
                                                         ----------      -----------      --------      ---------
    Net increase (decrease)                                 (63,713)     $   (15,954)        8,523      $   3,715
                                                         ==========      ===========      ========      =========

Pioneer Small Cap Value VCT
  Issuance of Units                                          55,601      $    60,220         2,000      $   2,000
  Redemption of Units                                       (11,620)         (13,895)         --             --
                                                         ----------      -----------      --------      ---------
    Net increase (decrease)                                  43,981      $    46,325         2,000      $   2,000
                                                         ==========      ===========      ========      =========

Pioneer Small Company VCT
  Issuance of Units                                          17,089      $    19,142       222,184      $ 247,053
  Redemption of Units                                       (75,567)         (73,960)     (150,480)      (150,675)
                                                         ----------      -----------      --------      ---------
    Net increase (decrease)                                 (58,478)     $   (54,818)       71,704      $  96,378
                                                         ==========      ===========      ========      =========

Pioneer Strategic Income VCT
  Issuance of Units                                          34,677      $    39,218        27,660      $  29,680
  Redemption of Units                                          (654)            (729)         (112)          (123)
                                                         ----------      -----------      --------      ---------
    Net increase (decrease)                                  34,023      $    38,489        27,548      $  29,557
                                                         ==========      ===========      ========      =========

Pioneer Swiss Franc Bond VCT (c)
  Issuance of Units                                           1,605      $     1,317        88,238      $  72,666
  Redemption of Units                                    (1,319,605)      (1,082,277)      (46,347)       (38,738)
                                                         ----------      -----------      --------      ---------
    Net increase (decrease)                              (1,318,000)     $(1,080,960)       41,891      $  33,928
                                                         ==========      ===========      ========      =========

AIM V.I. Aggressive Growth Series I
  Issuance of Units                                           4,801      $     2,736         2,000      $   2,000
  Redemption of Units                                          --               --            --             --
                                                         ----------      -----------      --------      ---------
    Net increase (decrease)                                   4,801      $     2,736         2,000      $   2,000
                                                         ==========      ===========      ========      =========

AIM V.I. Capital Appreciation Series I
  Issuance of Units                                          50,611      $    23,989        33,300      $  24,283
  Redemption of Units                                      (745,853)        (434,824)       (4,403)        (2,879)
                                                         ----------      -----------      --------      ---------
    Net increase (decrease)                                (695,242)     $  (410,835)       28,897      $  21,404
                                                         ==========      ===========      ========      =========

Alliance Premier Growth Class B
  Issuance of Units                                          16,157      $     7,758        39,159      $  24,682
  Redemption of Units                                      (105,898)         (53,184)      (73,644)       (45,427)
                                                         ----------      -----------      --------      ---------
    Net increase (decrease)                                 (89,741)     $   (45,426)      (34,485)     $ (20,745)
                                                         ==========      ===========      ========      =========

Alliance Technology Class B
  Issuance of Units                                          15,196      $     4,561         7,860      $   4,453
  Redemption of Units                                       (44,520)         (12,091)      (19,864)        (9,933)
                                                         ----------      -----------      --------      ---------
    Net increase (decrease)                                 (29,324)     $    (7,530)      (12,004)     $  (5,480)
                                                         ==========      ===========      ========      =========

Delaware VIP Growth Opportunities Service Class (a)
  Issuance of Units                                            --        $      --           5,185      $   3,825
  Redemption of Units                                       (34,004)         (22,119)      (10,633)        (7,751)
                                                         ----------      -----------      --------      ---------
    Net increase (decrease)                                 (34,004)     $   (22,119)       (5,448)     $  (3,926)
                                                         ==========      ===========      ========      =========

Delaware VIP Select Growth Service Class (a)
  Issuance of Units                                          65,529      $    36,994         3,234      $   2,000
  Redemption of Units                                       (60,874)         (27,041)       (5,829)        (3,868)
                                                         ----------      -----------      --------      ---------
    Net increase (decrease)                                   4,655      $     9,953        (2,595)     $  (1,868)
                                                         ==========      ===========      ========      =========

FT VIP Franklin Small Cap Class 2
  Issuance of Units                                          33,213      $    21,330        41,340      $  28,472
  Redemption of Units                                       (37,875)         (21,496)       (8,584)        (6,934)
                                                         ----------      -----------      --------      ---------
    Net increase (decrease)                                  (4,662)     $      (166)       32,756      $  21,538
                                                         ==========      ===========      ========      =========

FT VIP Templeton Foreign Securities Class 2 (b)
  Issuance of Units                                           7,624      $     7,940         1,548      $   1,487
  Redemption of Units                                       (18,619)         (17,867)         --             --
                                                         ----------      -----------      --------      ---------
    Net increase (decrease)                                 (10,995)     $    (9,927)        1,548      $   1,487
                                                         ==========      ===========      ========      =========

FT VIP Templeton Global Asset Allocation Class 2 (a)
  Issuance of Units                                           6,428      $     5,189         2,030      $   1,840
  Redemption of Units                                        (6,469)          (5,687)       (7,115)        (6,790)
                                                         ----------      -----------      --------      ---------
    Net increase (decrease)                                     (41)     $      (498)       (5,085)     $  (4,950)
                                                         ==========      ===========      ========      =========

Van Kampen LIT Emerging Growth
  Issuance of Units                                           6,031      $     3,111        72,192      $  41,007
  Redemption of Units                                          (161)             (59)      (47,008)       (25,300)
                                                         ----------      -----------      --------      ---------
    Net increase (decrease)                                   5,870      $     3,052        25,184      $  15,707
                                                         ==========      ===========      ========      =========


(a) Name changed. See Note 1.
(b) Fund substitution. See Note 7.
(c) Fund closed. See Note 1.

                                                                              PIONEER XTRAVISION
                                                                            YEAR ENDED DECEMBER 31,
                                                                    2002                             2001
                                                         ---------------------------      ---------------------------
                                                            UNITS           AMOUNT           UNITS           AMOUNT
                                                         ----------      -----------      ----------      -----------
Pioneer America Income VCT
  Issuance of Units                                       1,018,665      $ 1,111,123           2,000      $     2,000
  Redemption of Units                                      (270,207)        (298,268)           --               --
                                                         ----------      -----------      ----------      -----------
    Net increase (decrease)                                 748,458      $   812,855           2,000      $     2,000
                                                         ==========      ===========      ==========      ===========

Pioneer Balanced VCT
  Issuance of Units                                            --        $      --             2,000      $     2,000
  Redemption of Units                                          --               --              --               --
                                                         ----------      -----------      ----------      -----------
    Net increase (decrease)                                    --        $      --             2,000      $     2,000
                                                         ==========      ===========      ==========      ===========

Pioneer Emerging Markets VCT
  Issuance of Units                                            --        $      --             2,000      $     2,000
  Redemption of Units                                          --               --              --               --
                                                         ----------      -----------      ----------      -----------
    Net increase (decrease)                                    --        $      --             2,000      $     2,000
                                                         ==========      ===========      ==========      ===========

Pioneer Equity Income VCT
  Issuance of Units                                         999,298      $   914,762           2,000      $     2,000
  Redemption of Units                                      (626,073)        (572,704)           --               --
                                                         ----------      -----------      ----------      -----------
    Net increase (decrease)                                 373,225      $   342,058           2,000      $     2,000
                                                         ==========      ===========      ==========      ===========

Pioneer Europe VCT
  Issuance of Units                                            --        $      --             2,000      $     2,000
  Redemption of Units                                          --               --              --               --
                                                         ----------      -----------      ----------      -----------
    Net increase (decrease)                                    --        $      --             2,000      $     2,000
                                                         ==========      ===========      ==========      ===========

Pioneer Fund VCT
  Issuance of Units                                         344,459      $   323,813         600,774      $   578,355
  Redemption of Units                                      (905,137)        (827,826)           --               --
                                                         ----------      -----------      ----------      -----------
    Net increase (decrease)                                (560,678)     $  (504,013)        600,774      $   578,355
                                                         ==========      ===========      ==========      ===========

Pioneer Global Financials VCT (c)
  Issuance of Units                                            --        $      --             2,000      $     2,000
  Redemption of Units                                        (2,000)          (1,602)           --               --
                                                         ----------      -----------      ----------      -----------
    Net increase (decrease)                                  (2,000)     $    (1,602)          2,000      $     2,000
                                                         ==========      ===========      ==========      ===========

Pioneer Global Health Care VCT (c)
  Issuance of Units                                            --        $      --             2,000      $     2,000
  Redemption of Units                                        (2,000)          (1,277)           --               --
                                                         ----------      -----------      ----------      -----------
    Net increase (decrease)                                  (2,000)     $    (1,277)          2,000      $     2,000
                                                         ==========      ===========      ==========      ===========

Pioneer Global Telecoms VCT (c)
  Issuance of Units                                            --        $      --             2,000      $     2,000
  Redemption of Units                                        (2,000)          (1,215)           --               --
                                                         ----------      -----------      ----------      -----------
    Net increase (decrease)                                  (2,000)     $    (1,215)          2,000      $     2,000
                                                         ==========      ===========      ==========      ===========

Pioneer Growth Shares VCT
  Issuance of Units                                            --        $      --             2,000      $     2,000
  Redemption of Units                                          --               --              --               --
                                                         ----------      -----------      ----------      -----------
    Net increase (decrease)                                    --        $      --             2,000      $     2,000
                                                         ==========      ===========      ==========      ===========

Pioneer High Yield VCT
  Issuance of Units                                         102,151      $   110,146           2,000      $     2,000
  Redemption of Units                                       (40,491)         (41,403)           --               --
                                                         ----------      -----------      ----------      -----------
    Net increase (decrease)                                  61,660      $    68,743           2,000      $     2,000
                                                         ==========      ===========      ==========      ===========

Pioneer International Value VCT
  Issuance of Units                                            --        $      --             2,000      $     2,000
  Redemption of Units                                          --               --              --               --
                                                         ----------      -----------      ----------      -----------
    Net increase (decrease)                                    --        $      --             2,000      $     2,000
                                                         ==========      ===========      ==========      ===========

Pioneer Mid Cap Value VCT
  Issuance of Units                                          89,118      $    85,112           2,000      $     2,000
  Redemption of Units                                       (35,651)         (32,817)           --               --
                                                         ----------      -----------      ----------      -----------
    Net increase (decrease)                                  53,467      $    52,295           2,000      $     2,000
                                                         ==========      ===========      ==========      ===========

Pioneer Money Market VCT
  Issuance of Units                                       1,381,303      $ 1,384,125       1,150,340      $ 1,154,834
  Redemption of Units                                    (1,957,473)      (1,961,496)       (574,170)        (576,355)
                                                         ----------      -----------      ----------      -----------
    Net increase (decrease)                                (576,170)     $  (577,371)        576,170      $   578,479
                                                         ==========      ===========      ==========      ===========

Pioneer Real Estate Shares VCT (a)
  Issuance of Units                                          66,813      $    69,686           2,000      $     2,000
  Redemption of Units                                       (22,495)         (22,251)           --               --
                                                         ----------      -----------      ----------      -----------
    Net increase (decrease)                                  44,318      $    47,435           2,000      $     2,000
                                                         ==========      ===========      ==========      ===========

Pioneer Science & Technology VCT
  Issuance of Units                                          16,295      $    15,132           2,000      $     2,000
  Redemption of Units                                       (16,295)          (7,482)           --               --
                                                         ----------      -----------      ----------      -----------
    Net increase (decrease)                                    --        $     7,650           2,000      $     2,000
                                                         ==========      ===========      ==========      ===========

Pioneer Small Cap Value VCT
  Issuance of Units                                           9,350      $     8,478           2,000      $     2,000
  Redemption of Units                                          --               --              --               --
                                                         ----------      -----------      ----------      -----------
    Net increase (decrease)                                   9,350      $     8,478           2,000      $     2,000
                                                         ==========      ===========      ==========      ===========

Pioneer Small Company VCT
  Issuance of Units                                          14,787      $    15,438           2,000      $     2,000
  Redemption of Units                                          --               --              --               --
                                                         ----------      -----------      ----------      -----------
    Net increase (decrease)                                  14,787      $    15,438           2,000      $     2,000
                                                         ==========      ===========      ==========      ===========

Pioneer Strategic Income VCT
  Issuance of Units                                          90,393      $    95,283           2,000      $     2,000
  Redemption of Units                                       (49,789)         (53,001)           --               --
                                                         ----------      -----------      ----------      -----------
    Net increase (decrease)                                  40,604      $    42,282           2,000      $     2,000
                                                         ==========      ===========      ==========      ===========

Pioneer Swiss Franc Bond VCT (c)
  Issuance of Units                                            --        $      --             2,000      $     2,000
  Redemption of Units                                        (2,000)          (2,182)           --               --
                                                         ----------      -----------      ----------      -----------
    Net increase (decrease)                                  (2,000)     $    (2,182)          2,000      $     2,000
                                                         ==========      ===========      ==========      ===========

AIM V.I. Aggressive Growth Series I
  Issuance of Units                                            --        $      --             2,000      $     2,000
  Redemption of Units                                          --               --              --               --
                                                         ----------      -----------      ----------      -----------
    Net increase (decrease)                                    --        $      --             2,000      $     2,000
                                                         ==========      ===========      ==========      ===========

AIM V.I. Capital Appreciation Series I
  Issuance of Units                                            --        $      --             2,000      $     2,000
  Redemption of Units                                          --               --              --               --
                                                         ----------      -----------      ----------      -----------
    Net increase (decrease)                                    --        $      --             2,000      $     2,000
                                                         ==========      ===========      ==========      ===========

Alliance Premier Growth Class B
  Issuance of Units                                            --        $      --             2,000      $     2,000
  Redemption of Units                                          --               --              --               --
                                                         ----------      -----------      ----------      -----------
    Net increase (decrease)                                    --        $      --             2,000      $     2,000
                                                         ==========      ===========      ==========      ===========

Alliance Technology Class B
  Issuance of Units                                            --        $      --             2,000      $     2,000
  Redemption of Units                                          --               --              --               --
                                                         ----------      -----------      ----------      -----------
    Net increase (decrease)                                    --        $      --             2,000      $     2,000
                                                         ==========      ===========      ==========      ===========

Delaware VIP Growth Opportunities Service Class (a)
  Issuance of Units                                            --        $      --             2,000      $     2,000
  Redemption of Units                                          --               --              --               --
                                                         ----------      -----------      ----------      -----------
    Net increase (decrease)                                    --        $      --             2,000      $     2,000
                                                         ==========      ===========      ==========      ===========

Delaware VIP Select Growth Service Class (a)
  Issuance of Units                                            --        $      --             2,000      $     2,000
  Redemption of Units                                          --               --              --               --
                                                         ----------      -----------      ----------      -----------
    Net increase (decrease)                                    --        $      --             2,000      $     2,000
                                                         ==========      ===========      ==========      ===========

FT VIP Franklin Small Cap Class 2
  Issuance of Units                                            --        $      --             2,000      $     2,000
  Redemption of Units                                          --               --              --               --
                                                         ----------      -----------      ----------      -----------
    Net increase (decrease)                                    --        $      --             2,000      $     2,000
                                                         ==========      ===========      ==========      ===========

FT VIP Templeton Foreign Securities Class 2 (b)
  Issuance of Units                                            --        $      --             2,000      $     2,000
  Redemption of Units                                          --               --              --               --
                                                         ----------      -----------      ----------      -----------
    Net increase (decrease)                                    --        $      --             2,000      $     2,000
                                                         ==========      ===========      ==========      ===========

FT VIP Templeton Global Asset Allocation Class 2 (a)
  Issuance of Units                                            --        $      --             2,000      $     2,000
  Redemption of Units                                          --               --              --               --
                                                         ----------      -----------      ----------      -----------
    Net increase (decrease)                                    --        $      --             2,000      $     2,000
                                                         ==========      ===========      ==========      ===========

Van Kampen LIT Emerging Growth
  Issuance of Units                                            --        $      --             2,000      $     2,000
  Redemption of Units                                          --               --              --               --
                                                         ----------      -----------      ----------      -----------
    Net increase (decrease)                                    --        $      --             2,000      $     2,000
                                                         ==========      ===========      ==========      ===========


(a) Name changed. See Note 1.
(b) Fund substitution. See Note 7.
(c) Fund closed. See Note 1.

NOTE 5 - PURCHASES AND SALES OF INVESTMENTS

     The cost of purchases and proceeds from sales of shares of the Underlying Funds of the Separate Account during the year ended December 31, 2002 were as follows:

             INVESTMENT PORTFOLIO                           PURCHASES         SALES
             --------------------                          ----------      ----------
Pioneer America Income VCT                                 $2,168,288       $  674,754
Pioneer Balanced VCT                                           63,177           53,155
Pioneer Emerging Markets VCT                                    1,792           62,485
Pioneer Equity Income VCT                                   1,072,314          856,482
Pioneer Europe VCT                                              6,669           12,854
Pioneer Fund VCT                                              438,750        1,176,355
Pioneer Global Financials VCT (c)                               1,057            4,172
Pioneer Global Health Care VCT (c)                             29,205           26,818
Pioneer Global Telecoms VCT (c)                                  --              2,222
Pioneer Growth Shares VCT                                      36,314          265,153
Pioneer High Yield VCT                                        341,745          206,190
Pioneer International Value VCT                                 5,858          152,449
Pioneer Mid Cap Value VCT                                     418,517          643,484
Pioneer Money Market VCT                                    2,823,009        3,413,051
Pioneer Real Estate Shares VCT (a)                            323,267          213,113
Pioneer Science & Technology VCT                               15,132           23,832
Pioneer Small Cap Value VCT                                    64,893           10,463
Pioneer Small Company VCT                                      34,613           74,924
Pioneer Strategic Income VCT                                  138,897           54,378
Pioneer Swiss Franc Bond VCT (c)                                   57        1,087,485
AIM V.I. Aggressive Growth Series I                             2,736               60
AIM V.I. Capital Appreciation Series I                         23,813          437,464
Alliance Premier Growth Class B                                 7,722           54,281
Alliance Technology Class B                                     4,560           12,776
Delaware VIP Growth Opportunities Service Class (a)             2,139           22,410
Delaware VIP Select Growth Service Class (a)                   36,994           27,344
FT VIP Franklin Small Cap Class 2                              21,469           22,235
FT VIP Templeton Foreign Securities Class 2 (b)                 8,640           18,064
FT VIP Templeton Global Asset Allocation Class 2 (a)            6,185            6,506
Van Kampen LIT Emerging Growth                                  4,266            1,700


(a) Name changed. See Note 1.
(b) Fund substitution. See Note 7.
(c) Fund closed. See Note 1.

NOTE 6 - FINANCIAL HIGHLIGHTS

     A summary of unit values, units outstanding, income and expense ratios and total return for each Sub-Account for the year ended December 31, 2002 is as follows:

                                                                                AT DECEMBER 31
                                                                                --------------

                                                                          UNIT         UNIT
                                                             UNITS       VALUE         VALUE       NET ASSETS
                                                             (000S)      LOWEST       HIGHEST        (000S)
                                                             ------      ------       -------        ------
PIONEER AMERICA INCOME VCT
2002                                                         1,580     $1.111505     $1.422140       $2,014
2001                                                           369      1.023394      1.307416          481
PIONEER BALANCED VCT
2002                                                           370      0.865913      1.123570          416
2001                                                           363      0.980168      1.269880          461
PIONEER EMERGING MARKETS VCT
2002                                                           110      0.974052      1.065648          117
2001                                                           162      1.001480      1.093988          177
PIONEER EQUITY INCOME VCT
2002                                                         1,412      0.802100      1.533102        1,890
2001                                                         1,132      0.967845      1.847075        2,089
PIONEER EUROPE VCT
2002                                                           188      0.655536      0.782192          124
2001                                                           194      0.820836      0.980917          159
PIONEER FUND VCT
2002                                                         1,719      0.771276      1.047242        1,789
2001                                                         2,490      0.967581      1.311774        3,060
PIONEER GROWTH SHARES VCT
2002                                                           915      0.596474      0.665554          609
2001                                                         1,220      0.928009      1.033898        1,262
PIONEER HIGH YIELD VCT
2002                                                           159      1.019971      1.153275          175
2001                                                            65      1.050966      1.186508           77
PIONEER INTERNATIONAL VALUE VCT
2002                                                           338      0.719635      0.797444          243
2001                                                           533      0.841960      0.934415          449
PIONEER MID CAP VALUE VCT
2002                                                           887      0.887583      1.431828        1,240
2001                                                         1,076      1.015394      1.635528        1,759
PIONEER MONEY MARKET VCT
2002                                                           699      0.999748      1.175841          822
2001                                                         1,284      1.003537      1.178478        1,412
PIONEER REAL ESTATE SHARES VCT (a)
2002                                                           150      1.035293      1.490949          203
2001                                                            68      1.025616      1.474762           99
PIONEER SCIENCE & TECHNOLOGY VCT
2002                                                            11      0.225048      0.445343            3
2001                                                            74      0.498771      0.988507           38
PIONEER SMALL CAP VALUE VCT
2002                                                            57      0.906730      0.908317           52
2001                                                             4      1.084590      1.084833            4
PIONEER SMALL COMPANY VCT
2002                                                            30      0.799655      0.888585           25
2001                                                            74      0.975677      1.082525           80
PIONEER STRATEGIC INCOME VCT
2002                                                           108      1.120213      1.194957          125
2001                                                            33      1.027611      1.094505           36
AIM V.I. AGGRESSIVE GROWTH SERIES I
2002                                                             9      0.573447      0.692188            5
2001                                                             4      0.752087      0.909215            3
AIM V.I. CAPITAL APPRECIATION SERIES I
2002                                                           104      0.469413      0.716766           49
2001                                                           799      0.629389      0.962496          504
ALLIANCE PREMIER GROWTH CLASS B
2002                                                           108      0.436296      0.663021           48
2001                                                           198      0.639853      0.973837          127
ALLIANCE TECHNOLOGY CLASS B
2002                                                           110      0.272485      0.546120           30
2001                                                           139      0.475041      0.953551           67
DELAWARE VIP GROWTH OPPORTUNITIES SERVICE CLASS (a)
2002                                                            29      0.508550      0.748481           15
2001                                                            63      0.688528      1.014909           44
DELAWARE VIP SELECT GROWTH SERVICE CLASS (a)
2002                                                            19      0.393439      0.636013            8
2001                                                            14      0.592277      0.958909            9
FT VIP FRANKLIN SMALL CAP CLASS 2
2002                                                            80      0.488743      0.714855           40
2001                                                            85      0.695117      1.018263           60
FT VIP TEMPLETON FOREIGN SECURITIES CLASS 2
2002                                                             9      0.826304      0.872228            8
2001                                                            20      0.925173      0.978078           19
FT VIP TEMPLETON GLOBAL ASSET ALLOCATION CLASS 2 (a)
2002                                                            67      0.836087      0.912861           57
2001                                                            68      0.886942      0.969858           60
VAN KAMPEN LIT EMERGING GROWTH
2002                                                           103      0.357173      0.611290           37
2001                                                            97      0.536651      0.919864           53


                                                                          FOR THE YEAR ENDED DECEMBER 31
                                                                          ------------------------------

                                                          INVESTMENT*    EXPENSE**    EXPENSE**   TOTAL***    TOTAL***
                                                            INCOME        RATIO         RATIO      RETURN      RETURN
                                                             RATIO       LOWEST        HIGHEST     LOWEST      HIGHEST
                                                             -----       ------        -------     ------      -------
PIONEER AMERICA INCOME VCT
2002                                                         4.45%        1.40%         1.55%       8.61%       8.77%
2001                                                          5.36         1.40          1.55        2.34        4.99   (c)
PIONEER BALANCED VCT
2002                                                          1.68         1.40          1.55      -11.66      -11.52
2001                                                          2.53         1.40          1.55       -3.63       -1.98   (c)
PIONEER EMERGING MARKETS VCT
2002                                                          0.71         1.40          1.55       -2.74       -2.59
2001                                                           N/A         1.40          1.55       -8.49        0.15   (c)
PIONEER EQUITY INCOME VCT
2002                                                          2.39         1.40          1.55      -17.13      -17.00
2001                                                          1.83         1.40          1.55       -8.27       -3.22   (c)
PIONEER EUROPE VCT
2002                                                           N/A         1.40          1.55      -20.26      -20.14
2001                                                          1.56         1.40          1.55      -23.75       -1.91   (c)
PIONEER FUND VCT
2002                                                          0.98         1.40          1.55      -20.29      -20.17
2001                                                          0.85         1.40          1.55      -12.10       -3.24   (c)
PIONEER GROWTH SHARES VCT
2002                                                          0.11         1.40          1.55      -35.73      -35.63
2001                                                           N/A         1.40          1.55      -19.85       -7.20   (c)
PIONEER HIGH YIELD VCT
2002                                                          9.22         1.40          1.55       -2.95       -2.80
2001                                                          9.10         1.40          1.55        5.10       14.97   (c)
PIONEER INTERNATIONAL VALUE VCT
2002                                                          0.17         1.40          1.55      -14.66      -14.53
2001                                                          0.25         1.40          1.55      -24.81       -6.56   (c)
PIONEER MID CAP VALUE VCT
2002                                                          0.35         1.40          1.55      -12.59      -12.45
2001                                                          0.53         1.40          1.55        1.54        5.00   (c)
PIONEER MONEY MARKET VCT
2002                                                          1.12         1.40          1.55       -0.38       -0.22
2001                                                          2.77         1.40          1.55        0.35        1.95   (c)
PIONEER REAL ESTATE SHARES VCT (a)
2002                                                          4.46         1.40          1.55        0.94        1.10
2001                                                          4.98         1.40          1.55        2.56        6.29   (c)
PIONEER SCIENCE & TECHNOLOGY VCT
2002                                                           N/A         1.40          1.55      -54.95      -54.88
2001                                                           N/A         1.40          1.55      -32.68       -1.15   (c)
PIONEER SMALL CAP VALUE VCT
2002                                                           N/A         1.40          1.55      -16.40      -16.27
2001                                                           N/A         1.40          1.55        8.46        8.48   (d)
PIONEER SMALL COMPANY VCT
2002                                                          0.05         1.40          1.55      -18.04      -17.92
2001                                                           N/A         1.40          1.55       -2.43        8.25(b)(c)
PIONEER STRATEGIC INCOME VCT
2002                                                          6.44         1.40          1.55        9.01        9.18
2001                                                          7.62         1.40          1.55        2.76        5.36   (c)
AIM V.I. AGGRESSIVE GROWTH SERIES I
2002                                                           N/A         1.40          1.55      -23.87      -23.75
2001                                                           N/A         1.40          1.55      -24.79       -9.08(b)(c)
AIM V.I. CAPITAL APPRECIATION SERIES I
2002                                                           N/A         1.40          1.55      -25.53      -25.42
2001                                                           N/A         1.40          1.55      -24.35       -3.75   (c)
ALLIANCE PREMIER GROWTH CLASS B
2002                                                           N/A         1.40          1.55      -31.92      -31.81
2001                                                           N/A         1.40          1.55      -18.56       -2.62   (c)
ALLIANCE TECHNOLOGY CLASS B
2002                                                           N/A         1.40          1.55      -42.73      -42.64
2001                                                           N/A         1.40          1.55      -26.51       -4.64   (c)
DELAWARE VIP GROWTH OPPORTUNITIES SERVICE CLASS (a)
2002                                                         10.57         1.40          1.55      -26.25      -26.14
2001                                                           N/A         1.40          1.55      -17.12        1.49   (c)
DELAWARE VIP SELECT GROWTH SERVICE CLASS (a)
2002                                                           N/A         1.40          1.55      -33.67      -33.57
2001                                                           N/A         1.40          1.55      -24.97       -4.11   (c)
FT VIP FRANKLIN SMALL CAP CLASS 2
2002                                                          0.27         1.40          1.55      -29.80      -29.69
2001                                                          0.38         1.40          1.55      -16.44        1.83   (c)
FT VIP TEMPLETON FOREIGN SECURITIES CLASS 2
2002                                                          3.38         1.40          1.55      -10.82      -10.69
2001                                                          3.03         1.40          1.55       -4.00       -2.19   (c)
FT VIP TEMPLETON GLOBAL ASSET ALLOCATION CLASS 2 (a)
2002                                                          1.72         1.40          1.55       -5.88       -5.73
2001                                                          1.26         1.40          1.55      -11.22       -3.01   (c)
VAN KAMPEN LIT EMERGING GROWTH
2002                                                          0.35         1.40          1.55      -33.55      -33.44
2001                                                          0.09         1.40          1.55      -32.46       -8.01   (c)

(a) Name changed. See note 1.
(b) Start date of 1/19/01.
(c) Start date of 7/10/01.
(d) Start date of 11/08/01.

* THESE AMOUNTS REPRESENT THE DIVIDENDS, EXCLUDING DISTRIBUTIONS OF CAPITAL GAINS, RECEIVED BY THE SUB-ACCOUNT FROM THE UNDERLYING FUND, NET OF MANAGEMENT FEES ASSESSED BY THE FUND MANAGER, DIVIDED BY THE AVERAGE NET ASSETS. THESE RATIOS EXCLUDE THOSE EXPENSES, SUCH AS MORTALITY AND EXPENSE CHARGES, THAT RESULT IN DIRECT REDUCTIONS IN THE UNIT VALUES. THE RECOGNITION OF INVESTMENT INCOME BY THE SUB-ACCOUNT IS AFFECTED BY THE TIMING OF THE DECLARATION OF DIVIDENDS BY THE UNDERLYING FUND IN WHICH THE SUB-ACCOUNTS INVEST.

** THESE RATIOS REPRESENT THE ANNUALIZED CONTRACT EXPENSES OF THE SEPARATE ACCOUNT, CONSISTING PRIMARILY OF MORTALITY AND EXPENSE CHARGES, FOR EACH PERIOD INDICATED. THE RATIOS INCLUDE ONLY THOSE EXPENSES THAT RESULT IN A DIRECT REDUCTION TO UNIT VALUES. CHARGES MADE DIRECTLY TO CONTRACT OWNER ACCOUNTS THROUGH THE REDEMPTION OF UNITS AND EXPENSES OF THE UNDERLYING FUND ARE EXCLUDED.

*** THESE AMOUNTS REPRESENT THE TOTAL RETURN FOR THE PERIODS INDICATED,
    INCLUDING CHANGES IN THE VALUE OF THE UNDERLYING FUND, AND REFLECT DEDUCTIONS FOR ALL ITEMS INCLUDED IN THE EXPENSE RATIO. THE TOTAL RETURN DOES NOT INCLUDE ANY EXPENSES ASSESSED THROUGH THE REDEMPTION OF UNITS; INCLUSION OF THESE EXPENSES IN THE CALCULATION WOULD RESULT IN A REDUCTION IN THE TOTAL RETURN PRESENTED. INVESTMENT OPTIONS WITH A DATE NOTATION INDICATE THE EFFECTIVE DATE OF THAT INVESTMENT OPTION IN THE VARIABLE ACCOUNT. THE TOTAL RETURN IS CALCULATED FOR THE PERIOD INDICATED OR FROM THE EFFECTIVE DATE THROUGH THE END OF THE REPORTING PERIOD.

NOTE 7 - SUBSTITUTION

     Effective May 1, 2002, pursuant to a Substitution Order approved by the Securities and Exchange Commission, shares of FT VIP Franklin International Securities Fund were substituted for all the shares of the FT VIP Templeton International Smaller Companies Fund. FT VIP Franklin International Securities Fund was renamed FT VIP Templeton Foreign Securities Fund in connection with the substitution. On this date, 1,197 shares of the FT VIP Templeton International Smaller Companies Fund (valued at $13,287) were substituted for 1,104 shares of the FT VIP Templeton Foreign Securities Fund (valued at $13,287) at the ratio of 0.923092, representing the ratio of the net asset values of each share on the date of exchange. Immediately after the substitution, a contractowner of the Separate Account held the same total dollar value of units in his or her account; only the investment option of the Sub-Account was changed.

                            PART C. OTHER INFORMATION


ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

     (A)  FINANCIAL STATEMENTS

          Financial Statements Included in Part A None
          Financial Statements Included in Part B
          Financial Statements for First Allmerica Financial Life Insurance Company
          Financial Statements for Separate Account VA-P of First Allmerica Financial Life Insurance Company
          Financial Statements Included in Part C
          None

     (B)  EXHIBITS

            EXHIBIT 1 Vote of the Board of Directors authorizing Establishment of Registrant dated August 20, 1991 was previously filed on April 24, 1998 in Post-Effective Amendment No. 8, and is incorporated by reference herein.






            EXHIBIT 2 Not Applicable. Pursuant to Rule 26a-2, the Insurance Company may hold the assets of the Registrant NOT pursuant to a trust indenture or other such instrument.




            EXHIBIT 3   (a)    Underwriting and Administrative Services
                               Agreement was previously filed in
                               Post-Effective Amendment No. 8 on April 24,
                               1998, and is incorporated by reference
                               herein.

                        (b) Wholesaling Agreement was previously filed on October 1, 1995 in Registration Statement No. 1, and is incorporated by reference herein. Amendment to Wholesaling Agreement was previously filed in Post-Effective Amendment No. 8 on April 24, 1998 and is incorporated by reference herein.

                        (c) Sales Agreements with Commission Schedule were previously filed in Post-Effective Amendment No. 8 on April 24, 1998, and are incorporated by reference herein.

                        (d) General Agent's Agreement was previously filed in Post-Effective Amendment No. 8 on April 24, 1998, and is incorporated by reference herein.

                        (e) Career Agent Agreement was previously filed in Post-Effective Amendment No. 8 on April 24, 1998, and is incorporated by reference herein.

                        (f) Registered Representative's Agreement was previously filed in Post-Effective Amendment No. 8 on April 24, 1998, and is incorporated by reference herein.

            EXHIBIT 4   Contract Form A was previously filed in
                        Post-Effective Amendment No. 8 on April 24, 1998, and is incorporated by reference herein. Specimen Contract Form B was previously filed on May 1, 1996 in Post-Effective Amendment No. 4, and is incorporated by reference herein.

            EXHIBIT 5 Application Form A was previously filed in Post-Effective Amendment No. 8 on April 24, 1998, and is incorporated by reference herein. Specimen Application Form B was previously filed on May 1, 1996 in Post-Effective Amendment No. 4, and is incorporated by reference herein.

            EXHIBIT 6   (a)    The Depositor's restated Articles of
                               Incorporation were previously filed on October 1, 1995 in Post-Effective Amendment No. 1, and are incorporated by reference herein.

                        (b) The Depositor's revised Bylaws were previously filed on May 1, 1996 in Post-Effective Amendment No. 4, and are incorporated by reference herein.

            EXHIBIT 7   (a)    Variable Annuity GMDB Reinsurance Agreement
                               between First Allmerica Financial Life Insurance
                               Company and Ace Tempest Life Reinsurance LTD dated December 1, 2002 was previously filed in April 2003 in Post-Effective Amendment No. 2
                               (File Nos. 333-54220, 811-7769) and is
                               incorporated by reference herein.

                        (b) Variable Annuity GMDB Reinsurance Agreement between First Allmerica Financial Life Insurance Company and Ace Tempest Life Reinsurance LTD dated December 1, 2002 was previously filed in April 2003 in Post-Effective Amendment No. 2 (File Nos. 333-54220, 811-7769) and is
                               incorporated by reference herein.

                        (c) Variable Annuity GMDB Reinsurance Agreement between First Allmerica Financial Life Insurance Company and RGA Reinsurance Company dated December 1, 2002 was previously filed in April 2003 in Post-Effective Amendment No. 2 (File Nos. 333-54220, 811-7769) and is incorporated by reference herein.

                        (d) Variable Annuity GMDB Reinsurance Agreement between First Allmerica Financial Life Insurance Company and RGA Reinsurance Company dated December 1, 2002 was previously filed in April 2003 in Post-Effective Amendment No. 2 (File Nos. 333-54220, 811-7769) and is incorporated by reference herein.

            EXHIBIT 8   (a)    BFDS Agreements for lockbox and mailroom services
                               were previously filed in Post-Effective Amendment
                               No. 8 on April 24, 1998, and are incorporated by reference herein.

                        (b)    Directors' Power of Attorney is filed herewith.

            EXHIBIT 9   Opinion of Counsel is filed herewith.

            EXHIBIT 10  Consent of Independent Accountants is filed herewith.

            EXHIBIT 11  None.

            EXHIBIT 12  None.

            EXHIBIT 13 Schedule for Computation of Performance Quotations was previously filed on April 2000 in Post-Effective Amendment No. 12 (33-86664/811-8872), and is
                        incorporated by reference herein.

            EXHIBIT 14  Not Applicable.

            EXHIBIT 15  (a)    Amendment dated May 1, 2001 to the Pioneer
                               Participation Amendment was previously filed in April 19, 2002 in Post-Effective Amendment No. 14 of Registration Statement No. 33-71052/811-8114, and is incorporated by reference herein.
                               Amendment dated October 24, 2000 to the Pioneer
                               Participation Agreement was previously filed in April 24, 2001 in Post-Effective Amendment No. 13 of Registration Statement No. 33-71052/811-8114, and is incorporated by reference herein. Form of Amendment was previously filed in April 2000 in Post-Effective Amendment No. 12 of Registration Statement No. 33-86664/811-8872, and is incorporated by reference herein. Participation Agreement with Pioneer was previously filed in Post-Effective Amendment No. 8 on April 24, 1998, and is incorporated by reference herein.

                        (b) Amendment dated January 1, 2003 to the AIM Participation Agreement was previously filed in April 2003 in Post-Effective Amendment No. 15 of Registration Statement No. 33-71052/811-8114, and is incorporated by reference herein. Form of Amendment #7 dated May 1, 2002 to the AIM Participation Agreement was previously filed in April 19, 2002 in Post-Effective Amendment No. 14 of Registration Statement No. 33-71052/811-8114, and is incorporated by reference herein. Form of Amendment #6 to the AIM Participation Agreement was previously filed in April 24, 2001 in Post-Effective Amendment No. 13 of Registration Statement No. 33-71052/811-8114, and is incorporated by reference herein. Form of Amendment was previously filed in April 2000 in Post-Effective Amendment No. 12 of Registration Statement No. 33-71054/811-8114 and is incorporated by reference herein. Participation Agreement with AIM Variable Insurance Funds, Inc. was previously filed on August 27, 1998 in Post-Effective Amendment No. 2 in Registration Statement No. 333-16929/811-7747, and is incorporated by reference herein.

                        (c) Amendment dated May 1, 2002 to the Amended and Restated Participation Agreement with Alliance was previously filed in April 2003 in Post-Effective Amendment No. 15 of Registration Statement No. 33-71052/811-8114, and is incorporated by reference herein. Form of Amendment dated May 1, 2002 to the Amended and Restated Participation Agreement with Alliance was previously filed in April 19, 2002 in Post-Effective Amendment No. 14 of Registration Statement No. 33-71052/811-8114, and is incorporated by reference herein. Form of Amendment dated May 1, 2001 to the Amended and Restated Participation Agreement, Merger and Consolidated Agreement, and the Amended and Restated Participation Agreement with Alliance were previously filed in April 24, 2001 in Post-Effective Amendment No. 13 of Registration Statement No. 33-71052/811-8114, and are incorporated by reference herein. Form of Participation Agreement with Alliance was previously filed in April 2000 in Post-Effective Amendment No. 12 of Registration Statement No. 33-86664/811-8872, and is incorporated by reference herein.

                        (d) Amendment dated May 1, 2001 to the Delaware Group Premium Fund Participation Agreement was previously filed in April 19, 2002 in Post-Effective Amendment No. 22 of Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein. Form of Amendment dated May 1, 2001 to the Delaware Group Premium Fund Participation Agreement was previously filed in April 19, 2001 in Post-Effective Amendment No. 19 of Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein. Form of Amendment was previously filed in April 2000 in Post-Effective Amendment No. 12 of Registration Statement No. 33-71054/811-8114 and is incorporated by reference herein. Participation Agreement with Delaware Group Premium Fund and Amendment was previously filed on April 24, 1998 in Registration Statement No. 33-71052/811-8114,
                               Post-Effective Amendment No. 9, and is
                               incorporated by reference herein.

                        (e) Amendment dated May 1, 2002 to the Franklin Templeton Participation Agreement was previously filed in April 2003 in Post-Effective Amendment No. 23 of Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein. Form of Amendment dated May 1, 2002 to the Franklin Templeton Participation Agreement was previously filed in April 19, 2002 in

                               Post-Effective Amendment No. 22 of
                               Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein. Form of Amendment dated May 1, 2001 and the Franklin Templeton Participation Agreement dated March 1, 2000 were previously filed in April 24, 2001 in Post-Effective Amendment No. 13 of Registration Statement No. 33-71052/811-8114, and are incorporated by reference herein. Form of Participation Agreement with Franklin Templeton was previously filed in April 2000 in Post-Effective Amendment No. 12 of Registration Statement No. 33-71054/811-8114 and is incorporated by reference herein.

                        (f) Amendment dated October 19, 2000 to the Participation Agreement with Van Kampen was previously filed in April 27, 2001 in Post-Effective Amendment No. 14 of Registration Statement No. 33-86664/811-8872, and is incorporated by reference herein. Form of Participation Agreement with Van Kampen was previously filed in April 2000 in Post-Effective Amendment No. 12 of Registration Statement No. 33-86664/811-8872, and is incorporated by reference herein.

ITEM 25. DIRECTORS AND OFFICERS OF THE COMPANY

The  principal business address of all the following Directors and Officers is:

     440 Lincoln Street
     Worcester, Massachusetts 01553

                    DIRECTORS AND PRINCIPAL OFFICERS OF THE COMPANY

NAME AND POSITION WITH COMPANY              PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS
Bruce C. Anderson                           Director (since 1996) and Vice President (since 1984) of
    Director and Vice President             First Allmerica

Warren E. Barnes                            Vice President (since 1996) and Corporate Controller (since
    Vice President and Corporate            1998) of First Allmerica
    Controller

Charles F. Cronin                           Vice President and Corporate Group Counsel (since 2003);
    Vice President, Corporate Group         Secretary (since 2000); Assistant Vice President (1999-2003);
    Counsel and Secretary                   and Counsel (2000-2003) of First Allmerica;
                                            Attorney (1991-1996) of Nutter, McClennen & Fish

J. Kendall Huber                            Senior Vice President (since 2003); Director and General
    Director, Senior Vice President         Counsel (since 2000); Vice President (2000-2003)
    and General Counsel                     of First Allmerica; Vice President (1999) of Promos Hotel
                                            Corporation; Vice President and Deputy General Counsel
                                            (1998-1999) of Legg Mason, Inc.; Vice President and Deputy
                                            General Counsel (1995-1998) of USF&G Corporation

Mark A. Hug                                 President and Chief Executive Officer (since 2002) of First
    Director and President                  Allmerica; Director (since 2001) and Vice President (since 2000)
                                            of First Allmerica; Senior Vice President of Life and Annuity
                                            Products (1997-1999) for The Equitable Life Assurance Society



John P. Kavanaugh                           Director and Chief Investment Officer (since 1996) and Vice
    Director, Vice President and            President (since 1991) of First Allmerica; Director (since 1996)
    Chief Investment Officer                and President (since 1995) of Opus Investment Management, Inc.

Mark C. McGivney                            Vice President (since 1997) and Treasurer (since 2000) of First
    Vice President and Treasurer            Allmerica; Associate, Investment Banking (1996-1997) of
                                            Merrill Lynch & Co.

Edward J. Parry, III                        Senior Vice President (since 2003); Director and Chief
    Director, Senior Vice President         Financial Officer (since 1996), Vice President (1993-2003)
    and Chief Financial Officer             and Treasurer (1993-2000) of First Allmerica

Robert P. Restrepo, Jr.                     Senior Vice President (since 2003); Director (since 1998);
    Director and Senior Vice President      Vice President (1998-2003) of First Allmerica;
                                            Chief Executive Officer (1996 to 1998) of Travelers
                                            Property & Casualty; Senior Vice President (1993 to 1996)
                                            of Aetna Life & Casualty Company

Gregory D. Tranter                          Director and Vice President (since 2000) of First Allmerica;
    Director and Vice President             Vice President (1996-1998) of Travelers Property &  Casualty;
                                            Director of Geico Team (1983-1996) of Aetna Life & Casualty


ITEM 26. PERSONS UNDER COMMON CONTROL WITH REGISTRANT

                                          -------------------------------
                                          ALLMERICA FINANCIAL CORPORATION

                                                     DELAWARE
                                          -------------------------------
                                                         |
                                                         |
--------------------------------------------------------------------------------------------------------------------
100%                100%              100%                      100%           100%              100%           100%
-----------------  ----------------  --------------  ----------------  ------------  -----------------  -------------
     Opus                                               Allmerica
   Investment         Financial         Allmerica     Financial Life    AFC Capital    VeraVest, Inc.     First
Management, Inc.    Profiles, Inc.    Funding Corp    Insurance and       Trust I                        Sterling
                                                         Annuity                                          Limited
                                                         Company

 Massachusetts       California       Massachusetts   Massachusetts      Delaware      Massachusetts     Bermuda
-----------------  ----------------  --------------  ----------------  ------------  -----------------  -------------
  |                                                         |                                                |
  |                                                         |                                                |
  |                                                         |                                                |
  |                                                         |                                                   100%
  |                                                         |                                         --------------
  |                                                         |                                         First Sterling
  |                                                         |                                          Reinsurance
  |                                                         |                                            Company
  |                                                         |                                            Limited
  |                                                         |
  |                                                         |                                             Bermuda
  |                                                         |                                         --------------
  |                                                         |
  |  -------------------------------------------------------------------------------------------------------------------------------
  |          100%         100%          100%          100%         100%       100%         100%        100%         100%        100%
  |  ------------- ------------- ------------- ------------- -------- --------------- ---------- ----------- ---------- ------------
  |                                Allmerica     Allmerica   Allmerica     First     Allmerica   Allmerica   Allmerica    Allmerica
  |     VeraVest     VeraVest      Financial     Financial  Investments  Allmerica  Investments  Investment  Investment  Investments
  |   Investments,  Investment    Investment      Services   Insurance   Financial   Insurance   Insurance   Insurance    Insurance
  |      Inc.        Advisors,    Management     Insurance  Agency Inc.    Life      Agency of   Agency Inc.   Agency    Agency Inc.
  |                    Inc.        Services,      Agency,   of Alabama   Insurance    Florida,   of Georgia    Inc. of        of
  |                                   Inc.          Inc.                  Company      Inc.                   Kentucky   Mississippi
  |
  |  Massachusetts Massachusetts Massachusetts Massachusetts Alabama   Massachusetts  Florida     Georgia     Kentucky   Mississippi
  |  ------------- ------------- ------------- ------------- -------- --------------- ---------- ----------- ---------- ------------
  |                                                                          |
  |                                                                          |
---------------------------------------------------------------------   ---------------------------
         100%            100%         100%         100%          100%             100%         100%
--------------  ------------- ------------- -------------- ----------   --------------- -----------
  Allmerica       Allmerica         The       Allmerica      Citizens      Advantage      Allmerica
Benefits, Inc.      Asset         Hanover     Financial     Insurance      Insurance        Trust
                  Management,    Insurance    Insurance    Company of    Network, Inc.     Company,
                   Limited        Company      Brokers,     Illinois                         N.A.
                                                 Inc.

  Florida          Bermuda    New Hampshire  Massachusetts  Illinois       Delaware       Federally
                                                                                          Chartered
--------------  ------------- ------------- -------------- ----------   --------------- -----------
                                     |
                                     |
------------------------------------------------------------------------------------------------------------------------------------
      100%        100%            100%         100%           100%         100%            100%        100%        100%         100%
--------- --------------- ------------- ----------- -------------- -------------- --------------- ---------- ----------- -----------
Allmerica   Allmerica     The Hanover     Hanover    Massachusetts    Allmerica     AMGRO, Inc.   Citizens    Citizens     Citizens
Financial      Plus         American       Texas     Bay Insurance    Financial                   Insurance   Insurance    Insurance
 Benefit    Insurance      Insurance     Insurance      Company        Alliance                    Company   Company of   Company of
Insurance  Agency, Inc.     Company      Management                   Insurance                    of Ohio     America   the Midwest
 Company                                  Company,                     Company
                                            Inc.
Michigan   Massachusetts  New Hampshire    Texas     New Hampshire  New Hampshire  Massachusetts    Ohio      Michigan     Indiana
--------- --------------- ------------- ----------- -------------- -------------- --------------- ---------- ----------- -----------
                                                                                         |                        |
                                                                                         |                        |
                                                                             ----------------------------     ---------
                                                                                      100%           100%           100%
                                                                             --------------  ------------     ---------
                                                                                Lloyds           AMGRO         Citizens
                                                                                Credit        Receivables     Management
                                                                             Corporation      Corporation        Inc.

                                                                             Massachusetts      Delaware       Delaware
                                                                             --------------  ------------     ---------


                                                                                      --------------------
                                                                                             Hanover
                                                                                             Lloyd's
                                                                                            Insurance
                                                                                             Company

                                                                                              Texas
                                                                                      --------------------

                                                                                      Affiliated Lloyd's plan company, controlled by
                                                                                      Underwriters for the benefit of The Hanover
                                                                                      Insurance Company

                                                                                      --------------------   ---------------------
                                                                                             Allmerica            Allmerica
                                                                                         Investment Trust      Securities Trust

                                                                                          Massachusetts          Massachusetts
                                                                                      --------------------   ---------------------

                                                                                      Affiliated Management Investment Companies

                                                                                                   ------------------
                                                                                                     AAM High Yield
                                                                                                       Fund, L.L.C.

                                                                                                      Massachusetts
                                                                                                   ------------------

                                                                                      L.P. or L.L.C. established for the benefit
                                                                                      of First Allmerica, Allmerica Financial Life,
                                                                                      Hanover and Citizens

                                                                      ----------------      -----------------     ----------------
                                                                                                Greendale
                                                                      Allmerica Equity           Special                 AAM
                                                                         Index Pool          Placements Fund         Equity Fund

                                                                       Massachusetts          Massachusetts         Massachusetts
                                                                      ----------------      -----------------     ----------------

                                                                      Grantor Trusts established for the benefit of First Allmerica,
                                                                      Allmerica Financial Life, Hanover and Citizens


January 3, 2003

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

           NAME                                     ADDRESS                         TYPE OF BUSINESS
AAM Equity Fund                                   440 Lincoln Street              Massachusetts Grantor Trust
                                                  Worcester MA 01653

AAM High Yield Fund, L.L.C.                       440 Lincoln Street              Limited liability company
                                                  Worcester MA 01653

Advantage Insurance Network, Inc.                 440 Lincoln Street              Life Insurance Agency
                                                  Worcester MA 01653

AFC Capital Trust I                               440 Lincoln Street              Statutory Business Trust
                                                  Worcester MA 01653

Allmerica Asset Management, Limited               440 Lincoln Street              Investment advisory services
                                                  Worcester MA 01653

Allmerica Benefits, Inc.                          440 Lincoln Street              Non-insurance medical services
                                                  Worcester MA 01653

                                                  440 Lincoln Street              Massachusetts Grantor Trust
Allmerica Equity Index Pool                       Worcester MA 01653



Allmerica Financial Alliance Insurance            440 Lincoln Street              Multi-line property and casualty
Company                                           Worcester MA 01653              insurance

Allmerica Financial Benefit Insurance             645 West Grand River            Multi-line property and casualty
Company                                           Howell MI 48843                 insurance

Allmerica Financial Corporation                   440 Lincoln Street              Holding Company
                                                  Worcester MA 01653

Allmerica Financial Insurance                     440 Lincoln Street              Insurance Broker
Brokers, Inc.                                     Worcester MA 01653

Allmerica Financial Life Insurance                440 Lincoln Street              Life insurance, accident and health
and Annuity Company                               Worcester MA 01653              insurance, annuities, variable
                                                                                  annuities and variable life insurance

Allmerica Financial Services Insurance            440 Lincoln Street              Insurance Agency
Agency, Inc.                                      Worcester MA 01653

Allmerica Funding Corp.                           440 Lincoln Street              Investment corporation
                                                  Worcester MA 01653

Allmerica Financial Investment                    440 Lincoln Street              Investment advisory services
Management Services, Inc.                         Worcester MA 01653

Allmerica Investment Trust                        440 Lincoln Street              Investment  Trust
                                                  Worcester MA 01653

Allmerica Investments Insurance Agency Inc. of    440 Lincoln Street              Insurance Agency
Alabama                                           Worcester MA 01653

Allmerica Investments Insurance Agency of         440 Lincoln Street              Insurance Agency
Florida, Inc.                                     Worcester MA 01653

Allmerica Investment Insurance Agency Inc. of     440 Lincoln Street              Insurance Agency
Georgia                                           Worcester MA 01653

Allmerica Investment Insurance Agency Inc. of     440 Lincoln Street              Insurance Agency
Kentucky                                          Worcester MA 01653

Allmerica Investments Insurance Agency Inc. of    440 Lincoln Street              Insurance Agency
Mississippi                                       Worcester MA 01653

Allmerica Plus Insurance Agency, Inc.             440 Lincoln Street              Insurance Agency
                                                  Worcester MA 01653

Allmerica Securities Trust                        440 Lincoln Street              Investment Trust
                                                  Worcester MA 01653

Allmerica Trust Company, N.A.                     440 Lincoln Street              Limited purpose national trust
                                                  Worcester MA 01653              company




AMGRO, Inc.                                       440 Lincoln Street              Premium financing
                                                  Worcester MA 01653


Citizens Insurance Company of America             645 West Grand River            Multi-line property and casualty
                                                  Howell MI 48843                 insurance


Citizens Insurance Company of Illinois            333 Pierce Road                 Multi-line property and casualty
                                                  Itasca IL 60143                 insurance

Citizens Insurance Company of the                 3950 Priority Way               Multi-line property and casualty
Midwest                                           South Drive, Suite 200          insurance
                                                  Indianapolis IN 46280

Citizens Insurance Company of Ohio                8101 N. High Street             Multi-line property and casualty
                                                  P.O. Box 342250                 insurance
                                                  Columbus OH  43234

Citizens Management, Inc.                         440 Lincoln Street              Risk management services
(formerly known as Sterling Risk Management       Worcester MA 01653
Services, Inc.)

Financial Profiles, Inc.                          5421 Avenida Encinas            Software company
                                                  Suite A
                                                  Carlsbad CA  92008


First Allmerica Financial Life Insurance          440 Lincoln Street              Life, pension, annuity, accident
Company                                           Worcester MA 01653              and health insurance company

First Sterling Limited                            41 Cedar Avenue                 Holding Company
                                                  Hamilton HM 12,
                                                  Bermuda

First Sterling Reinsurance Company                41 Cedar Avenue                 Reinsurance Company
Limited                                           Hamilton HM 12,
                                                  Bermuda

Greendale Special Placements Fund                 440 Lincoln Street              Massachusetts Grantor Trust
                                                  Worcester MA 01653

The Hanover American Insurance                    440 Lincoln Street              Multi-line property and casualty
Company                                           Worcester MA 01653              insurance

The Hanover Insurance Company                     440 Lincoln Street              Multi-line property and casualty
                                                  Worcester MA 01653              insurance

Hanover Texas Insurance Management                NationsBank Tower               Attorney-in-fact for Hanover Lloyd's
Company, Inc.                                     15301 Dallas Pkwy.              Insurance Company
                                                  Dallas TX  75248

Hanover Lloyd's Insurance Company                 7557 Rambler Road               Multi-line property and casualty
                                                  Suite 500                       insurance
                                                  Dallas TX 75231




Lloyds Credit Corporation                         440 Lincoln Street              Premium financing service
                                                  Worcester MA 01653              franchises


Massachusetts Bay Insurance Company               440 Lincoln Street              Multi-line property and casualty
                                                  Worcester MA 01653              insurance

Opus Investment Management, Inc.                  440 Lincoln Street              Investment advisory services
(formerly known as Allmerica Asset                Worcester MA 01653
Management, Inc.)

VeraVest, Inc. (formerly known as Allmerica       440 Lincoln Street              Securities, retail broker-dealer
Services Corporation)                             Worcester MA 01653

VeraVest Investment Advisors, Inc.                440 Lincoln Street              Investment advisory services
(formerly known as Allmerica Investment           Worcester, MA 01653
Management Company, Inc.)

VeraVest Investments, Inc.                        440 Lincoln Street              Securities, retail broker-dealer
(formerly known as Allmerica                      Worcester MA 01653
Investments, Inc.)


ITEM 27. NUMBER OF CONTRACT OWNERS

     As of February 28, 2003, there were 72 Contract holders of qualified Contracts and 235 Contract holders of non-qualified Contracts.

ITEM 28. INDEMNIFICATION

     Article VIII of the Bylaws of Allmerica Financial Life Insurance and Annuity Company (the Depositor) states: Each Director and each Officer of the Corporation, whether or not in office, (and his executors and administrators), shall be indemnified or reimbursed by the Corporation against all expenses actually and necessarily incurred by him in the defense or reasonable settlement of any action, suit or proceeding in which he is made a party by reason of his being or having been a Director or Officer of the Corporation, including any sums paid in settlement or to discharge judgment, except in relation to matters as to which he shall be finally adjudged in such action, suit or proceeding to be liable for negligence or misconduct in the performance of his duties as such Director or Officer; and the foregoing right of indemnification or reimbursement shall not affect any other rights to which he may be entitled under the Articles of Incorporation, any statute, bylaw, agreement, vote of stockholders, or otherwise.

ITEM 29. PRINCIPAL UNDERWRITERS

     (a) VeraVest Investments, Inc. also acts as principal underwriter for the following:

          - VEL Account, VEL II Account, VEL Account III, Separate Account SPL-D, Separate Account IMO, Select Account III, Inheiritage Account, Separate Account IMO, Separate Account FUVUL, Separate Accounts VA-A, VA-B, VA-C, VA-G, VA-H, VA-K, VA-P, Allmerica Select Separate Account II, Group VEL Account, Separate Account KG, Separate Account KGC, Fulcrum Separate Account, Fulcrum Variable Life Separate Account, and Allmerica Select Separate Account of Allmerica Financial Life Insurance and Annuity Company

          - Inheiritage Account, VEL II Account, Separate Account SPVL, Separate Account I, Separate Account VA-K, Separate Account VA-P, Allmerica Select Separate Account II, Group VEL Account, Separate Account KG, Separate Account KGC, Fulcrum Separate Account, and Allmerica Select Separate Account of First Allmerica Financial Life Insurance Company.

          -    Allmerica Investment Trust

     (b) The Principal Business Address of each of the following Directors and Officers of VeraVest Investments, Inc. is:
          440 Lincoln Street
          Worcester, Massachusetts 01653

     NAME                                               POSITION OR OFFICE WITH UNDERWRITER
Emil J. Aberizk, Jr.                                    Vice President

Michael J. Brodeur                                      Vice President

Charles F. Cronin                                       Secretary/Clerk

Claudia J. Eckels                                       Vice President

J. Kendall Huber                                        Director

Mark A. Hug                                             Director and Vice President

Richard M. LaVista                                      President

Mark C. McGivney                                        Treasurer

William F. Monroe, Jr.                                  Vice President and Chief Compliance Officer

K. David Nunley                                         Vice President

Jeffrey S. Rano                                         Vice President and Chief Financial Officer

Robert Scheinerman                                      Vice President

     (c) As indicated in Part B (Statement of Additional Information) in response to Item 20(c), there were no commissions retained by Allmerica Investments, Inc., the principal underwriter of the Contracts, for sales of variable contracts funded by the Registrant in 2002. No other commissions or other compensation was received by the principal underwriter, directly or indirectly, from the Registrant during the Registrant's last fiscal year.

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

     Each account, book or other document required to be maintained by Section 31(a) of the 1940 Act and Rules 31a-1 to 31a-3 thereunder are maintained by the Company at 440 Lincoln Street, Worcester, Massachusetts.

ITEM 31. MANAGEMENT SERVICES

The Company provides daily unit value calculations and related services for the Company's variable accounts.

ITEM 32. UNDERTAKINGS

     (a) The Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

     (b) The Registrant hereby undertakes to include in the prospectus a postcard that the applicant can remove to send for a Statement of Additional Information.

     (c) The Registrant hereby undertakes to deliver a Statement of Additional Information and any financial statements promptly upon written or oral request, according to the requirements of Form N-4.

     (d) Insofar as indemnification for liability arising under the 1933 Act may be permitted to Directors, Officers and Controlling Persons of Registrant under any registration statement, underwriting agreement or otherwise, Registrant has been advised that, in the opinion of the SEC, such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a Director, Officer or Controlling Person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such Director, Officer or Controlling Person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

     (e) The Company hereby represents that the aggregate fees and charges under the Policies are reasonable in relation to the services rendered, expenses expected to be incurred, and risks assumed by the Company.

ITEM 33. REPRESENTATIONS CONCERNING WITHDRAWAL RESTRICTIONS ON SECTION 403(B) PLANS AND UNDER THE TEXAS OPTIONAL RETIREMENT PROGRAM

     Registrant, a separate account of First Allmerica Financial Life Insurance Company ("Company"), states that it is (a) relying on Rule 6c-7 under the 1940 Act with respect to withdrawal restrictions under the Texas Optional Retirement Program ("Program") and (b) relying on the "no-action" letter (Ref. No. IP-6-88) issued on November 28, 1988 to the American Council of Life Insurance, in applying the withdrawal restrictions of Internal Revenue Code Section 403(b)(11). Registrant has taken the following steps in reliance on the letter:

     1. Appropriate disclosures regarding the redemption restrictions imposed by the Program and by Section 403(b)(11) have been included in the prospectus of each registration statement used in connection with the offer of the Company's variable contracts.

     2. Appropriate disclosures regarding the redemption restrictions imposed by the Program and by Section 403(b)(11) have been included in sales literature used in connection with the offer of the Company's variable contracts.

     3. Sales Representatives who solicit participants to purchase the variable contracts have been instructed to specifically bring the redemption/withdrawal restrictions imposed by the Program and by
          Section 403(b)(11) to the attention of potential participants.

     4.   A signed statement acknowledging the participant's understanding of
          (i) the restrictions on redemption imposed by the Program and by
          Section 403(b)(11) and (ii) the investment alternatives available under the employer's arrangement will be obtained from each participant who purchases a variable annuity contract prior to or at the time of purchase.

     Registrant hereby represents that it will not act to deny or limit a transfer request except to the extent that a Service-Ruling or written opinion of counsel, specifically addressing the fact pattern involved and taking into account the terms of the applicable employer plan, determines that denial or limitation is necessary for the variable annuity contracts to meet the requirements of the Program or of Section 403(b). Any transfer request not so denied or limited will be effected as expeditiously as possible.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Worcester, and Commonwealth of Massachusetts, on the 1st day of April, 2003.

                            SEPARATE ACCOUNT VA-P OF
                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

                           By: /s/ Charles F. Cronin
                               --------------------------
                                   Charles F. Cronin, Secretary

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURES                               TITLE                                                           DATE
/s/ Warren E. Barnes                     Vice President and Corporate Controller                         April 1, 2003
------------------------------------
Warren E. Barnes

Bruce C. Anderson*                       Director and Vice President
------------------------------------

J. Kendall Huber*                        Director, Senior Vice President and General Counsel
------------------------------------

Mark A. Hug*                             Director, President and Chief Executive Officer
------------------------------------

John P. Kavanaugh*                       Director, Vice President and Chief Investment Officer
------------------------------------

Edward J. Parry*                         Director, Senior Vice President and Chief Financial Officer
------------------------------------

Robert P. Restrepo, Jr.*                 Director and Senior Vice President
------------------------------------

Gregory D. Tranter*                      Director and Vice President
------------------------------------

* Sheila B. St. Hilaire, by signing her name hereto, does hereby sign this document on behalf of each of the above-named Directors and Officers of the Registrant pursuant to the Power of Attorney dated January 6, 2003 duly executed by such persons.


/s/ Sheila B. St. Hilaire
-------------------------------------
Sheila B. St. Hilaire, Attorney-in-Fact
(33-86664)

                                  EXHIBIT TABLE



Exhibit 8(b)      Directors' Power of Attorney

Exhibit 9         Opinion of Counsel

Exhibit 10        Consent of Independent Accountants